ANNUAL REPORT AUGUST 31, 2002

JPMORGAN FUNDS


[GRAPHIC]

MONEY MARKET FUNDS

100% U.S. TREASURY SECURITIES MONEY MARKET FUND

U.S. GOVERNMENT MONEY MARKET FUND

TREASURY PLUS MONEY MARKET FUND

FEDERAL MONEY MARKET FUND

CALIFORNIA TAX FREE MONEY MARKET FUND

NEW YORK TAX FREE MONEY MARKET FUND

TAX FREE MONEY MARKET FUND

LIQUID ASSETS MONEY MARKET FUND

PRIME MONEY MARKET FUND


[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

CONTENTS

PRESIDENT'S LETTER                                                            1

FUND FACTS:
   100% U.S. TREASURY SECURITIES MONEY MARKET FUND                            3

   U.S. GOVERNMENT MONEY MARKET FUND                                          4

   TREASURY PLUS MONEY MARKET FUND                                            5

   FEDERAL MONEY MARKET FUND                                                  6

   CALIFORNIA TAX FREE MONEY MARKET FUND                                      7

   NEW YORK TAX FREE MONEY MARKET FUND                                        8

   TAX FREE MONEY MARKET FUND                                                 9

   LIQUID ASSETS MONEY MARKET FUND                                           10

   PRIME MONEY MARKET FUND                                                   11

PORTFOLIOS OF INVESTMENTS                                                    12

FINANCIAL STATEMENTS                                                         97

NOTES TO FINANCIAL STATEMENTS                                               112

FINANCIAL HIGHLIGHTS                                                        142


HIGHLIGHTS

-    THE U.S. ECONOMY SENT MIXED SIGNALS OVER THE PAST YEAR.

- FIXED-INCOME ACTIVITY DURING THE REPORTING PERIOD WAS CHARACTERIZED BY VOLATILITY.

NOT FDIC INSURED                             MAY LOSE VALUE / NO BANK GUARANTEE

JPMORGAN FUNDS ARE DISTRIBUTED BY J.P. MORGAN FUND DISTRIBUTORS, INC.

JPMORGAN MONEY MARKET FUNDS


PRESIDENT'S LETTER                                           SEPTEMBER 20, 2002


DEAR SHAREHOLDER:

We are pleased to present this annual report for the JPMorgan Money Market Funds for the fiscal year ended August 31, 2002. Inside you'll find in-depth information on some of our money market funds along with updates from the portfolio management team.

U.S. ECONOMY SENDING MIXED SIGNALS

A year ago, the U.S. economy was looking stronger, suggesting to some that a recovery was imminent. But in early September, economic data weakened with declines in employment, industrial production and consumer confidence. Then came the tragic events of September 11th. The Federal Reserve Board maintained its accommodative monetary policy and by the end of 2001, the targeted Federal Funds rate stood at 1.75%, down from 4.75% at the beginning of 2001.

By the beginning of 2002, the U.S. economy began to show signs of strength once again. However, a number of factors combined to undermine the recovery, including corporate governance issues, accounting fraud, credit downgrades and a decline in the equity markets. Fear and doubt overcame optimism, and the reaction in the financial markets was severe and negative. While understandable, the reaction seemed to be out of proportion, given economic fundamentals. Concerned that the U.S. might slip back into recession, the Fed signaled -- in August -- that it might ease interest rates later in the year.

INTEREST RATES REMAIN LOW

The market for fixed-income securities throughout the period was characterized by volatility and a lack of liquidity. The Fed's easing bias led to a drop in interest rates, especially in the shorter maturities. As investors sought quality, Treasury yields rallied and prices of many investment-grade bonds declined. Money markets became a safe haven for many investors concerned about the volatility in the equity and taxable fixed income markets.

Before the Fed started lowering interest rates in January 2001, money market investors enjoyed yields of between five and six percent. But after 11 rate cuts, few money market funds offer yields higher than 2.5%. We believe a significant increase in short-term rates is unlikely until the economy is solidly back on track.

In these dramatic and challenging times, your portfolio managers continue to have a positive outlook for the future. They are working hard to maintain good performance and will continue to focus on preservation of principal while trying to obtain the highest possible yields in this low interest rate environment. The portfolio management team and all of us at JPMorgan Fleming Asset Management thank you for your continued investment and anticipate serving your investment needs for many years to come.

Sincerely,

/s/ George C.W. Gatch

George C.W. Gatch
President
JPMorgan Funds

JPMORGAN 100% U.S. TREASURY SECURITIES MONEY MARKET FUND

AS OF AUGUST 31, 2002

   FUND FACTS
--------------------------------------------------------------------------------------
   Objective                          HIGH CURRENT INCOME CONSISTENT WITH
                                      CAPITAL PRESERVATION
   Primary investments                DIRECT OBLIGATIONS OF THE U.S. TREASURY
                                      INCLUDING TREASURY BILLS, BONDS AND NOTES
   Suggested investment time frame    SHORT-TERM
   Share classes offered              MORGAN, PREMIER, AGENCY AND INSTITUTIONAL SHARES
   Net assets                         $5.2 BILLION
   Average maturity                   57 DAYS
   S&P rating                         NOT RATED
   Moody's rating                     NOT RATED
   NAIC rating                        NOT RATED

   MATURITY SCHEDULE
-----------------------------------
   1 day                     0.0%
   2-7 days                 13.0%
   8-30 days                24.5%
   31-60 days               21.3%
   61-90 days               21.1%
   91-180 days              15.7%
   181+ days                 4.4%

7-DAY SEC YIELD(1)
-------------------------------
Morgan Shares             1.16%
Premier Shares            1.29%
Agency Shares             1.50%
Institutional Shares      1.55%

Past performance is not a guarantee of future results. Yields will fluctuate. An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1) The yields for Morgan Shares, Premier Shares, Agency Shares and Institutional Shares reflect the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 1.07%, 1.27%, 1.43% and 1.41% for Morgan Shares, Premier Shares, Agency Shares and Institutional Shares, respectively.

JPMorgan Funds intends shortly to make holdings of the JPMorgan 100% U.S. Treasury Securities Money Market Fund from prior day available to fund shareholders upon request. This facility will be described in the next prospectus of the fund. Please contact your JPMorgan Fleming representative to obtain further information regarding this facility and information on holdings.

                                  (UNAUDITED)

JPMORGAN U.S. GOVERNMENT MONEY MARKET FUND

AS OF AUGUST 31, 2002

   FUND FACTS
--------------------------------------------------------------------------------------
   Objective                          HIGH CURRENT INCOME CONSISTENT
                                      WITH CAPITAL PRESERVATION
   Primary investments                DIRECT OBLIGATIONS OF THE U.S. TREASURY AND ITS
                                      AGENCIES INCLUDING TREASURY BILLS, BONDS,
                                      NOTES, AND REPURCHASE AGREEMENTS
   Suggested investment time frame    SHORT-TERM
   Share classes offered              MORGAN, PREMIER, AGENCY AND INSTITUTIONAL SHARES
   Net assets                         $9.4 BILLION
   Average maturity                   35 DAYS
   S&P rating*                        AAA
   Moody's rating*                    AAA
   NAIC rating*                       CLASS(1)

* This rating is historical and is based upon the Fund's credit quality, market price exposure and management. It signifies that the Fund's safety is excellent and that it has superior capacity to maintain a $1 Net Asset Value per share. The National Association of Insurance Commissioners' (NAIC's) Class 1 status indicates that the Fund meets certain pricing and quality guidelines.

   MATURITY SCHEDULE
-----------------------------------
   1 day                     6.0%
   2-7 days                 60.5%
   8-30 days                11.1%
   31-60 days                2.1%
   61-90 days                3.6%
   91-180 days               5.7%
   181+ days                11.0%

7-DAY SEC YIELD(1)
-------------------------------
Morgan Shares             1.32%
Premier Shares            1.46%
Agency Shares             1.65%
Institutional Shares      1.71%

Past performance is not a guarantee of future results. Yields will fluctuate. An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1) The yields for Morgan Shares, Premier Shares, Agency Shares and Institutional Shares reflect the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 1.23%, 1.34%, 1.59% and 1.59% for Morgan Shares, Premier Shares, Agency Shares and Institutional Shares, respectively.

JPMorgan Funds intends shortly to make holdings of the JPMorgan U.S. Government Money Market Fund from prior day available to fund shareholders upon request. This facility will be described in the next prospectus of the fund. Please contact your JPMorgan Fleming representative to obtain further information regarding this facility and information on holdings.

                                  (UNAUDITED)

JPMORGAN TREASURY PLUS MONEY MARKET FUND

AS OF AUGUST 31, 2002

   FUND FACTS
-----------------------------------------------------------------------------------------------
   Objective                          HIGH CURRENT INCOME CONSISTENT
                                      WITH CAPITAL PRESERVATION
   Primary investments                DIRECT OBLIGATIONS OF THE U.S. TREASURY INCLUDING
                                      TREASURY BILLS, BONDS AND NOTES AS WELL AS REPURCHASE
                                      AGREEMENTS AGREEMENTS WHICH ARE FULLY COLLATERALIZED BY
                                      OBLIGATIONS ISSUED OR GUARANTEED BY THE U.S. TREASURY
   Suggested investment time frame    SHORT-TERM
   Share classes offered              MORGAN, PREMIER, AGENCY, RESERVE AND INSTITUTIONAL SHARES
   Net assets                         $4.0 BILLION
   Average maturity                   51 DAYS
   S&P rating*                        AAA
   Moody's rating*                    Aaa
   NAIC rating*                       EXEMPT

* This rating is historical and is based upon the Fund's credit quality, market price exposure and management. It signifies that the Fund's safety is excellent and that it has superior capacity to maintain a $1 Net Asset Value per share. The National Association of Insurance Commissioners' (NAIC's) exempt status indicates that the Fund meets certain pricing and quality guidelines.

   MATURITY SCHEDULE
---------------------------------
   1 day                     0.0%
   2-7 days                 59.4%
   8-30 days                18.2%
   31-60 days                0.0%
   61-90 days                7.5%
   91-180 days               1.3%
   181+ days                13.6%


7-DAY SEC YIELD(1)
-------------------------------
Morgan Shares             1.22%
Premier Shares            1.36%
Agency Shares             1.56%
Reserve Shares            1.11%
Institutional Shares      1.61%

Past performance is not a guarantee of future results. Yields will fluctuate. An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1) The yields for Morgan Shares, Premier Shares, Agency Shares, Reserve Shares and Institutional Shares reflect the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 1.11%, 1.32%, 1.48%, 1.07% and 1.47% for Morgan Shares, Premier Shares, Agency Shares, Reserve Shares and Institutional Shares, respectively.

JPMorgan Funds intends shortly to make holdings of the JPMorgan Treasury Plus Money Market Fund from prior day available to fund shareholders upon request. This facility will be described in the next prospectus of the fund. Please contact your JPMorgan Fleming representative to obtain further information regarding this facility and information on holdings.

                                  (UNAUDITED)

JPMORGAN FEDERAL MONEY MARKET FUND

AS OF AUGUST 31, 2002

   FUND FACTS
-------------------------------------------------------------------------------------------------
   Objective                          HIGH CURRENT INCOME
                                      CONSISTENT WITH CAPITAL PRESERVATION
   Primary investments                DIRECT OBLIGATIONS OF THE U.S. TREASURY INCLUDING TREASURY
                                      BILLS, BONDS AND NOTES AS WELL AS OBLIGATIONS
                                      ISSUED OR GUARANTEED BY THE U.S. TREASURY AND ITS
                                      AGENCIES
   Suggested investment time frame    SHORT-TERM
   Share classes offered              MORGAN, PREMIER, AGENCY AND INSTITUTIONAL SHARES
   Net assets                         $4.3 BILLION
   Average maturity                   47 DAYS
   S&P rating                         NOT RATED
   Moody's rating                     NOT RATED
   NAIC rating                        NOT RATED

   MATURITY SCHEDULE
---------------------------------
   1 day                    20.4%
   2-7 days                  7.8%
   8-30 days                33.2%
   31-60 days               10.2%
   61-90 days               11.0%
   91-180 days               4.4%
   181+ days                13.0%


7-DAY SEC YIELD(1)
-------------------------------
Morgan Shares             1.15%
Premier Shares            1.40%
Agency Shares             1.59%
Institutional Shares      1.65%

Past performance is not a guarantee of future results. Yields will fluctuate. An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1) The yields for Morgan Shares, Premier Shares, Agency Shares and Institutional Shares reflect the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 1.13%, 1.38%, 1.53% and 1.53% for Morgan Shares, Premier Shares, Agency Shares and Institutional Shares, respectively.

JPMorgan Funds intends shortly to make holdings of the JPMorgan Federal Money Market Fund from prior day available to fund shareholders upon request. This facility will be described in the next prospectus of the fund. Please contact your JPMorgan Fleming representative to obtain further information regarding this facility and information on holdings.

                                  (UNAUDITED)

JPMORGAN CALIFORNIA TAX FREE MONEY MARKET FUND

AS OF AUGUST 31, 2002

   FUND FACTS
--------------------------------------------------------------------------------
   Objective                          HIGH CURRENT TAX FREE INCOME
                                      CONSISTENT WITH CAPITAL PRESERVATION*
   Primary investments                CALIFORNIA SHORT-TERM MUNICIPAL OBLIGATIONS
   Suggested investment time frame    SHORT-TERM
   Share classes offered              MORGAN SHARES
   Net assets                         $163.1 MILLION
   Average maturity                   32 DAYS
   S&P rating                         NOT RATED
   Moody's rating                     NOT RATED
   NAIC rating                        NOT RATED

   MATURITY SCHEDULE
-------------------------------
   1 day                   5.5%
   2-7 days               68.3%
   8-30 days               3.9%
   31-60 days              0.0%
   61-90 days              5.7%
   91-180 days            10.5%
   181+ days               6.1%


YIELDS
-------------------------------------------
                                  TAXABLE
                     7-DAY       EQUIVALENT
                  SEC YIELD(1)    YIELD(2)
-------------------------------------------
Morgan Shares        0.94%         1.68%

Past performance is not a guarantee of future results. Yields will fluctuate. An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1) The yield for Morgan Shares reflects the reimbursements or waivers of certain expenses. Without these subsidies, the yield would have been 0.80%.

(2) Taxable Equivalent Yields are calculated based on the SEC yield divided by 1 minus the effective tax rate. The effective combined federal, state and local tax rate used for this illustration is 44.07%.

* A portion of the Fund's income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.

                                   (UNAUDITED)

JPMORGAN NEW YORK TAX FREE MONEY MARKET FUND

AS OF AUGUST 31, 2002

   FUND FACTS
----------------------------------------------------------------------------------
   Objective                          HIGH CURRENT TAX FREE INCOME CONSISTENT WITH
                                      CAPITAL PRESERVATION*
   Primary investments                NEW YORK SHORT-TERM MUNICIPAL OBLIGATIONS
   Suggested investment time frame    SHORT-TERM
   Share classes offered              MORGAN AND RESERVE SHARES
   Net assets                         $2.3 BILLION
   Average maturity                   42 DAYS
   S&P rating                         NOT RATED
   Moody's rating                     NOT RATED
   NAIC rating                        NOT RATED

   MATURITY SCHEDULE
-------------------------------
   1 day                   7.0%
   2-7 days               65.2%
   8-30 days               2.4%
   31-60 days              7.1%
   61-90 days              3.1%
   91-180 days             2.9%
   181+ days              12.3%


YIELDS
-------------------------------------------
                                  TAXABLE
                      7-DAY      EQUIVALENT
                  SEC YIELD(1)    YIELD(2)
-------------------------------------------
Morgan Shares        0.92%         1.68%
Reserve Shares       0.72%         1.31%

Past performance is not a guarantee of future results. Yields will fluctuate. An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1) The yields for Morgan Shares and Reserve Shares reflect the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 0.83% for Morgan Shares and 0.65% for Reserve Shares.

(2) Taxable Equivalent Yields are calculated based on the SEC yield divided by 1 minus the effective tax rate. The effective combined federal, state and local tax rate used for this illustration is 45.21%.

* A portion of the Fund's income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.

                                   (UNAUDITED)

JPMORGAN TAX FREE MONEY MARKET FUND

AS OF AUGUST 31, 2002

   FUND FACTS
---------------------------------------------------------------------------------------
   Objective                          HIGH CURRENT TAX FREE INCOME
                                      CONSISTENT WITH CAPITAL PRESERVATION*
   Primary investments                SHORT-TERM MUNICIPAL OBLIGATIONS
   Suggested investment time frame    SHORT-TERM
   Share classes offered              MORGAN, PREMIER, AGENCY, AND INSTITUTIONAL SHARES
   Net assets                         $8.9 BILLION
   Average maturity                   39 DAYS
   S&P rating**                       AAA
   Moody's rating                     NOT RATED
   NAIC rating                        NOT RATED

** This rating is historical and is based upon the Fund's credit quality, market price exposure and management. It signifies that the Fund's safety is excellent and that it has superior capacity to maintain a $1 Net Asset Value per share.

   MATURITY SCHEDULE
---------------------------------
   1 day                     8.0%
   2-7 days                 69.3%
   8-30 days                 2.4%
   31-60 days                3.0%
   61-90 days                2.4%
   91-180 days               5.1%
   181+ days                 9.8%


YIELDS
---------------------------------------------------
                                          TAXABLE
                             7-DAY       EQUIVALENT
                          SEC YIELD(1)    YIELD(2)
---------------------------------------------------
Morgan Shares                0.91%         1.48%
Premier Shares               1.05%         1.71%
Agency Shares                1.24%         2.02%
Institutional Shares         1.30%         2.12%

Past performance is not a guarantee of future results. Yields will fluctuate. An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1) The yields for Morgan Shares, Premier Shares, Agency Shares and Institutional Shares reflect the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 0.81%, 1.02%, 1.17 and 1.17% for Morgan Shares, Premier Shares, Agency Shares and Institutional Shares, respectively.

(2) Taxable equivalent yields are calculated based on the SEC yield divided by 1 minus the effective tax rate. The effective federal tax rate used for this illustration is 38.60%.

* A portion of the Fund's income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local TAXES.

                                  (UNAUDITED)

JPMORGAN LIQUID ASSETS MONEY MARKET FUND

AS OF AUGUST 31, 2002

   FUND FACTS
----------------------------------------------------------------------------------------------------
   Objective                          HIGH CURRENT INCOME CONSISTENT WITH CAPITAL PRESERVATION
   Primary investments                HIGH QUALITY, SHORT-TERM, U.S. DOLLAR-DENOMINATED MONEY MARKET
                                      INSTRUMENTS
   Suggested investment time frame    SHORT-TERM
   Share classes offered              MORGAN, PREMIER, AGENCY AND INSTITUTIONAL SHARES
   Net assets                         $1.2 BILLION
   Average maturity                   59 DAYS
   S&P rating*                        NOT RATED
   Moody's rating*                    NOT RATED
   NAIC rating*                       NOT RATED

   MATURITY SCHEDULE
---------------------------------
   1 day                     0.2%
   2-7 days                 19.8%
   8-30 days                20.7%
   31-60 days               18.2%
   61-90 days               23.8%
   91-180 days               7.7%
   181+ days                 9.6%


7-DAY SEC YIELD(1)
------------------------------
Morgan Shares            1.40%
Premier Shares           1.54%
Agency Shares            1.73%
Institutional Shares     1.79%

Past performance is not a guarantee of future results. Yields will fluctuate. An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1) The yields for Morgan Shares, Premier Shares, Agency Shares and Institutional Shares reflect the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 1.07%, 1.27%, 1.49% and 1.52% for Morgan Shares, Premier Shares, Agency Shares and Institutional Shares, respectively.

JPMorgan Funds intends shortly to make holdings of the JPMorgan Liquid Assets Money Market Fund from prior day available to fund shareholders upon request. This facility will be described in the next prospectus of the fund. Please contact your JPMorgan Fleming representative to obtain further information regarding this facility and information on holdings.

                                  (UNAUDITED)

JPMORGAN PRIME MONEY MARKET FUND

AS OF AUGUST 31, 2002

   FUND FACTS
-----------------------------------------------------------------------------------------------------
   Objective                          HIGH CURRENT INCOME CONSISTENT
                                      WITH CAPITAL PRESERVATION
   Primary investments                HIGH QUALITY, SHORT-TERM, U.S. DOLLAR-DENOMINATED MONEY MARKET
                                      INSTRUMENTS
   Suggested investment time frame    SHORT-TERM
   Share classes offered              MORGAN, PREMIER, AGENCY, SELECT, CASH MANAGEMENT, INSTITUTIONAL,
                                      RESERVE, B AND C SHARES
   Net assets                         $48.9 BILLION
   Average maturity                   49 DAYS
   S&P rating*                        AAA
   Moody's rating*                    Aaa
   NAIC rating*                       CLASS 1

* This rating is historical and is based upon the Fund's credit quality, market price exposure and management. It signifies that the Fund's safety is excellent and that it has superior capacity to maintain a $1 Net Asset Value per share. The National Association of Insurance Commissioners' (NAIC's) Class 1 status indicates that the Fund meets certain pricing and quality guidelines.

   MATURITY SCHEDULE
---------------------------------
   1 day                    1.2%
   2-7 days                 22.5%
   8-30 days                29.7%
   31-60 days               11.3%
   61-90 days               20.0%
   91-180 days              10.2%
   181+ days                 5.1%


7-DAY SEC YIELD(1)
------------------------------
Morgan Shares            1.30%
Premier Shares           1.44%
Agency Shares            1.63%
Select Shares            1.45%
Cash Management Shares   0.92%
Institutional Shares     1.69%
Reserve Shares           1.19%
B Shares                 0.65%
C Shares                 0.65%

Past performance is not a guarantee of future results. Yields will fluctuate. An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1) The yields for Morgan Shares, Premier Shares, Agency Shares, Select Shares, Cash Management Shares, Institutional Shares, Reserve Shares, B Shares and C Shares reflect the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 1.28%, 1.42%, 1.57%, 1.41%, 0.90%, 1.57%,
1.16%, 0.63% and 0.63% for Morgan Shares, Premier Shares, Agency Shares, Select Shares, Cash Management Shares, Institutional Shares, Reserve Shares, B Shares and C Shares, respectively.

JPMorgan Funds intends shortly to make holdings of the JPMorgan Prime Money Market Fund from prior day available to fund shareholders upon request. This facility will be described in the next prospectus of the fund. Please contact your JPMorgan Fleming representative to obtain further information regarding this facility and information on holdings.

                                  (UNAUDITED)

JPMORGAN 100% U.S. TREASURY SECURITIES MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS

AS OF AUGUST 31, 2002
(AMOUNTS IN THOUSANDS)

  PRINCIPAL
    AMOUNT    ISSUER                                         VALUE
--------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- 100.0%
--------------------------------------------------------------------------------
             U.S. TREASURY SECURITIES -- 100.0%
             U.S. Treasury Bills,
$ 100,000      1.60%, 01/16/03                            $   99,389
   74,734      1.60%, 01/23/03                                74,256
  359,415      1.61%, 11/21/02                               358,111
  350,000      1.61%, 01/09/03                               347,965
  416,202      1.64%, 11/07/02                               414,930
  525,235      1.66%, 09/19/02                               524,798
  678,911      1.67%, 09/05/02                               678,784
  309,107      1.69%, 10/03/02                               308,644
  375,440      1.70%, 09/26/02                               374,996
  389,057      1.74%, 09/12/02                               388,850
  402,989      1.74%, 10/17/02                               402,093
  200,000      1.76%, 12/05/02                               199,074
  404,191      1.77%, 10/10/02                               403,414
  332,593      1.86%, 10/31/02                               331,560
             U.S. Treasury Notes & Bonds,
  150,000      4.25%, 03/31/03                               151,572
  100,000      5.13%, 12/31/02                               101,031
   75,000      5.75%, 08/15/03                                77,812
             -------------------------------------------------------
             Total Investments -- 100.0%                  $5,237,279
             (Cost $5,237,279) *
             -------------------------------------------------------

                       See notes to financial statements.

JPMORGAN U.S. GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS

AS OF AUGUST 31, 2002
(AMOUNTS IN THOUSANDS)

  PRINCIPAL
   AMOUNT    ISSUER                                           VALUE
--------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- 100.0%
--------------------------------------------------------------------------------
             U.S. GOVERNMENT AGENCY SECURITIES -- 54.1%
             Federal Farm Credit Bank,
$  42,400      1.93%, 12/02/02                             $  42,400
   75,000      2.95%, 04/01/03                                74,992
    8,000      DN, 2.17%, 11/06/02                             7,968
  550,000      FRN, 1.62%, 09/19/02                          549,999
  100,000      FRN, 1.67%, 05/02/03                           99,993
   12,500      FRN, 1.73%, 12/17/02                           12,500
   70,000      FRN, 1.75%, 02/03/03                           70,000
   92,000      FRN, 1.77%, 05/08/03                           91,991
   58,000      FRN, 1.77%, 08/08/03                           58,000
             Federal Home Loan Bank,
   45,000      2.01%, 09/05/03                                45,000
   52,000      2.05%, 08/15/03                                52,000
   77,000      2.17%, 07/10/03                                77,000
   67,500      2.23%, 07/10/03                                67,500
   29,400      2.75%, 04/08/03                                29,400
   40,000      2.75%, 04/09/03                                40,000
   50,000      2.80%, 04/10/03                                50,000
   84,102      DN, 1.73%, 09/20/02                            84,025
    3,850      DN, 1.90%, 11/06/02                             3,837
   24,436      DN, 1.94%, 11/13/02                            24,340
   45,000      FRN, 1.77%, 07/25/03                           45,000
   70,000      Ser. CS03, 2.53%, 04/04/03                     70,000
   25,000      Ser. DQ03, 2.55%, 04/08/03                     25,000
   25,000      Ser. DT02, 2.45%, 12/17/02                     24,999
             Federal Home Loan Mortgage Corp.,
   50,000      4.75%, 03/15/03                                50,509
    1,614      6.25%, 10/15/02                                 1,623
   63,350      DN, 1.74%, 09/05/02                            63,338
   58,000      DN, 1.94%, 09/18/02                            57,947
   30,000      DN, 1.95%, 09/27/02                            29,958
   83,320      DN, 1.71%, 09/24/02                            83,229
   26,275      DN, 1.73%, 10/17/02                            26,217
   89,900      DN, 1.75%, 12/20/02                            89,419
  200,000      DN, 1.80%, 09/03/02                           199,980
   96,500      DN, 1.92%, 07/17/03                            94,858
  168,590      DN, 2.06%, 11/07/02                           167,945
    1,478      DN, 2.10%, 12/11/02                             1,469
             Federal National Mortgage Association,
   80,000      5.75%, 04/15/03                                81,400
   58,355      6.38%, 10/15/02                                58,674
  142,900      DN, 1.75%, 12/31/02                           142,059
  200,000      DN, 1.80%, 09/03/02                           199,980
   66,000      DN, 1.81%, 10/28/02                            65,811
   90,000      DN, 1.81%, 08/22/03                            88,389
   95,000      DN, 1.88%, 12/04/02                            94,532
   10,000      DN, 1.89%, 11/27/02                             9,954
   88,000      DN, 1.93%, 11/06/02                            87,688
   60,000      DN, 1.95%, 09/23/02                            59,929
   45,000      DN, 1.98%, 12/20/02                            44,728

                       See notes to financial statements.

AS OF AUGUST 31, 2002
(AMOUNTS IN THOUSANDS)

  PRINCIPAL
   AMOUNT    ISSUER                                              VALUE
--------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED
--------------------------------------------------------------------------------
             U.S. Government Agency Securities -- Continued
$  71,000      DN, 1.99%, 06/27/03                            $   69,827
   23,275      DN, 2.15%, 09/18/02                                23,251
    6,429      DN, 2.23%, 11/01/02                                 6,405
   60,300      DN, 2.46%, 02/14/03                                59,616
   36,875      DN, 2.48%, 02/07/03                                36,472
   72,757      DN, 2.53%, 04/04/03                                71,659
   47,300      DN, 2.54%, 04/15/03                                46,545
  158,000      FRN, 1.66%, 11/04/02                              157,988
  234,000      FRN, 1.67%, 10/04/02                              233,995
   50,000      FRN, 1.69%, 11/29/02                               49,997
   50,000      FRN, 1.75%, 03/20/03                               49,999
  407,000      MTN, FRN, 1.69%, 12/05/02                         406,986
             Student Loan Marketing Association,
   30,000      DN, 2.45%, 11/15/02                                29,847
  125,000      FRN, 1.75%, 01/24/03                              125,000
  100,000      MTN, FRN, 1.66%, 09/27/02                          99,997
  100,000      MTN, FRN, 1.67%, 09/27/02                          99,997
   50,000      MTN, FRN, 1.74%, 01/24/03                          50,000
             -----------------------------------------------------------
             Total U.S. Government Agency Securities           5,063,161
             (Cost $5,063,161)
             -----------------------------------------------------------
             REPURCHASE AGREEMENTS -- 45.9%
  500,000    Credit Suisse First Boston, Inc., 1.86%,
               dated 08/30/02, due 09/03/02, repurchase
               price, $500,103, collateralized by
               U.S. Government Agency Securities                 500,000
  658,852    Deutsche Bank Securities, Inc., 1.89%,
               dated 08/30/02, due 09/03/02, repurchase
               price, $658,990, collateralized by
               U.S. Government Agency Securities                 658,852
  500,000    Goldman Sachs & Co., 1.86%,
               dated 08/30/02, due 09/03/02, repurchase
               price, $500,103, collateralized by
               U.S. Government Agency Securities                 500,000
  641,796    Greenwich Capital Markets, Inc., 1.89%,
               dated 08/30/02, due 09/03/02, repurchase
               price, $641,931, collateralized by
               U.S. Government Agency Securities                 641,796
1,000,000    Merrill Lynch & Co., 1.91%,
               dated 08/30/02, due 09/03/02,
               repurchase price, $1,000,212, collateralized
               by U.S. Government Agency Securities            1,000,000

                       See notes to financial statements.

AS OF AUGUST 31, 2002
(AMOUNTS IN THOUSANDS)

  PRINCIPAL
   AMOUNT    ISSUER                                                  VALUE
--------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED
--------------------------------------------------------------------------------
$1,000,000   UBS Warburg LLC, 1.89%,
                  dated 08/30/02, due 09/03/02,
                  repurchase price, $1,000,210, collateralized
                  by U.S. Government Agency Securities            $1,000,000
             -------------------------------------------------------------------
             Total Repurchase Agreements                           4,300,648
             (Cost $4,300,648)
-------------------------------------------------------------------------------
             Total Investments -- 100.0%                          $ 9,363,809
             (Cost $9,363,809)*
-------------------------------------------------------------------------------

                       See notes to financial statements.

JPMORGAN TREASURY PLUS MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS

AS OF AUGUST 31, 2002
(AMOUNTS IN THOUSANDS)

  PRINCIPAL
   AMOUNT    ISSUER                                                      VALUE
--------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- 100.0%
--------------------------------------------------------------------------------
             U.S. TREASURY SECURITIES -- 54.7%
             U.S. Treasury Bills,
$ 365,000      1.66%, 09/19/02                                        $  364,697
  365,000      1.68%, 09/26/02                                           364,575
  565,000      1.69%, 09/05/02                                           564,893
  200,000      1.86%, 10/31/02                                           199,379
  100,000      1.86%, 11/07/02                                            99,654
             U.S. Treasury Notes & Bonds,
  295,000      3.63%, 08/31/03                                           300,433
  190,000      4.25%, 03/31/03                                           191,988
   50,000      5.13%, 12/31/02                                            50,520
   50,000      5.75%, 04/30/03                                            51,070
             -------------------------------------------------------------------
             Total U.S. Treasury Securities                            2,187,209
             (Cost $2,187,209)
             -------------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 45.3%
  725,000    Deutsche Bank Securities, Inc., 1.83%,
               dated 08/30/02, due 09/03/02,
               repurchase price, $725,147, collaterized
               by U.S. Treasury Bills                                    725,000
    1,600    Deutsche Bank Securities, Inc., 1.83%,
               dated 08/30/02, due 09/03/02, repurchase
               price, $1,600, collaterized by U.S. Treasury Bills          1,600
  364,111    Salomon Smith Barney, Inc., 1.83%,
               dated 08/30/02, due 09/03/02, repurchase
               price, $364,185, collaterized by U.S. Treasury Bills      364,111
  720,000    UBS Warburg LLC, 1.83%,
               dated 08/30/02, due 09/03/02, repurchase
               price, $720,146, collaterized by U.S. Treasury Bills      720,000
             -------------------------------------------------------------------
             Total Repurchase Agreements                               1,810,711
             (Cost $1,810,711)
--------------------------------------------------------------------------------
             Total Investments -- 100.0%                              $3,997,920
             (Cost $3,997,920)*
-------------------------------------------------------------------------------

                       See notes to financial statements.

JPMORGAN FEDERAL MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

AS OF AUGUST 31, 2002
(AMOUNTS IN THOUSANDS)

  PRINCIPAL
   AMOUNT     ISSUER                                            VALUE
--------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- 100.0%
--------------------------------------------------------------------------------
             U.S. TREASURY SECURITIES -- 3.8%
$  40,000    U.S. Treasury Bill, 1.69%, 10/03/02           $  39,940
  125,000    U.S. Treasury Note, 5.75%, 10/31/02             125,807
             ------------------------------------------------------------------
             Total U.S. Treasury Securities                  165,747
             (Cost $165,747)
             ------------------------------------------------------------------
             U.S. GOVERNMENT AGENCY SECURITIES -- 96.2%
             Federal Farm Credit Bank,
   12,155      1.88%, 09/03/02                                12,155
   90,000      DN, 1.61%, 11/08/02                            89,726
   20,000      DN, 1.64%, 09/17/02                            19,985
   48,866      DN, 1.64%, 11/07/02                            48,717
   40,550      DN, 1.65%, 11/19/02                            40,403
   80,000      DN, 1.65%, 11/20/02                            79,708
  119,857      DN, 1.66%, 09/13/02                           119,791
   20,000      DN, 1.66%, 10/25/02                            19,950
   23,530      DN, 1.70%, 09/13/02                            23,517
   50,000      DN, 1.70%, 12/02/02                            49,995
   14,147      DN, 1.71%, 10/01/02                            14,127
   60,000      DN, 1.71%, 01/29/03                            59,573
   18,000      DN, 1.72%, 10/16/02                            17,961
   33,000      DN, 1.90%, 07/29/03                            33,025
   20,000      DN, 2.17%, 11/06/02                            19,920
  450,000      FRN, 1.62%, 09/19/02                          450,000
   50,000      FRN, 1.67%, 05/02/03                           49,997
  250,000      FRN, 1.67%, 07/03/03                          250,000
  140,000      FRN, 1.73%, 10/17/02                          140,000
   50,000      FRN, 1.73%, 12/17/02                           50,000
   35,000      FRN, 1.75%, 02/03/03                           35,000
   55,000      FRN, 1.77%, 05/08/03                           54,994
   25,000      FRN, 1.77%, 06/30/03                           25,000
   10,000      FRN, 1.77%, 07/30/03                           10,000
   40,000      FRN, 1.77%, 08/08/03                           40,000
   97,500      MTN, FRN, 1.73%, 12/26/02                      97,500
             Federal Home Loan Bank,
   35,000      2.01%, 09/05/03                                35,000
   40,000      2.05%, 08/15/03                                40,000
   20,000      2.17%, 07/10/03                                20,000
   50,000      2.80%, 04/10/03                                50,000
  100,000      2.80%, 04/11/03                               100,000
   40,000      2.81%, 04/11/03                                40,000
   20,000      DN, 1.64%, 11/06/02                            19,940
   25,291      DN, 1.74%, 09/04/02                            25,287
   12,040      DN, 1.75%, 12/20/02                            11,976
   22,000      DN, 1.93%, 11/13/02                            21,914
  163,201      DN, 1.97%, 09/20/02                           163,031
   30,000      FRN, 1.77%, 07/25/03                           30,000
   23,000      FRN, 1.65%, 02/14/03                           22,996
   50,000      Ser. CS03, 2.53%, 04/04/03                     50,000
   50,000      Ser. CX03, 2.54%, 04/04/03                     50,000

                       See notes to financial statements.

AS OF AUGUST 31, 2002
(AMOUNTS IN THOUSANDS)

  PRINCIPAL
   AMOUNT     ISSUER                                              VALUE
--------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED
--------------------------------------------------------------------------------
             U.S. Government Agency Securities -- Continued
$  10,000      Ser. DT02, 2.45%, 12/17/02                     $   10,000
   50,000      Ser. DU03, 2.56%, 04/08/03                         50,000
   50,000      Ser. EH03, 2.76%, 04/08/03                         50,000
   50,000      Ser. EI03, 2.76%, 04/09/03                         50,000
   25,500      Ser. EP02, 2.25%, 12/27/02                         25,483
             Student Loan Marketing Association,
    7,100      DN, 1.64%, 09/16/02                                 7,095
  193,399      DN, 1.70%, 10/01/02                               193,125
  254,500      DN, 1.79%, 09/03/02                               254,474
   35,000      DN, 2.31%, 01/31/03                                34,659
   35,000      DN, 2.45%, 11/15/02                                34,821
   75,000      FRN, 1.75%, 01/24/03                               75,000
  100,000      MTN, FRN, 1.66%, 09/27/02                          99,997
  100,000      MTN, FRN, 1.67%, 09/27/02                          99,997
   50,000      MTN, FRN, 1.74%, 01/24/03                          50,000
             Tennessee Valley Authority,
   83,000      DN, 1.64%, 09/23/02                                82,917
   22,000      DN, 1.64%, 10/09/02                                21,962
   75,000      DN, 1.64%, 10/10/02                                74,867
   50,000      DN, 1.65%, 09/16/02                                49,966
  165,000      DN, 1.65%, 09/20/02                               164,857
  100,000      DN, 1.70%, 09/12/02                                99,948
  150,000      DN, 1.70%, 09/13/02                               149,915
             -----------------------------------------------------------
             Total U.S. Government Agency Securities           4,210,271
             (Cost $4,210,271)
--------------------------------------------------------------------------------
             Total Investments -- 100.0%                      $4,376,018
             (Cost $4,376,018)*
--------------------------------------------------------------------------------

                       See notes to financial statements.

JPMORGAN CALIFORNIA TAX FREE MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

AS OF AUGUST 31, 2002
(AMOUNTS IN THOUSANDS)

  PRINCIPAL
   AMOUNT     ISSUER                                                           VALUE
-------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- 100.0%
-------------------------------------------------------------------------------------
             STATE AND MUNICIPAL OBLIGATIONS -- 100.0%
             California -- 89.4%
$     800    Alameda-Contra Costa School Financing Authority,
               Capital Improvements Financing Projects, COP,
               Ser. I, COP, FRDO, AMBAC, 1.35%, 09/05/02                      $  800
    3,135    Auburn Union School District, COP, FRDO, FSA,
               1.25%, 09/05/02                                                 3,135
      575    California Communities Housing Finance Agency,
               Subordinated, Ser. B, Rev., FRDO, 1.35%, 09/05/02                 575
      200    California Economic Development Financing
               Authority, Airport Facilities, Mercury Air Group, Inc.,
               Rev., FRDO, 1.30%, 09/05/02                                       200
    1,300    California Economic Development Financing
               Authority, IDR, Standard Abrasives Manufacturing
               Project, Rev., FRDO, 1.35%, 09/04/02                            1,300
    1,000    California Educational Facilities Authority, Loyola
               Marymount University, Ser. B, Rev., FRDO, MBIA,
               1.40%, 09/05/02                                                 1,000
      150    California Educational Facilities Authority, Stanford
               University, FLOATS, Ser. PA-542, Rev., FRDO,
               1.33%, 09/05/02                                                   150
      500    California Educational Facilities Authority,
               University of San Francisco, Rev., FRDO,
               1.30%, 09/04/02                                                   500
    1,700    California Housing Finance Agency, FLOATS,
               Ser. PA-539R, Rev., FRDO, 1.33%, 09/05/02                       1,700
    1,155    California Housing Finance Agency, FLOATS,
               Ser. PA-58, FRDO, 1.33%, 09/05/02                               1,155
    4,380    California Housing Finance Agency, FLOATS,
               Ser. PT-614, Rev., FRDO, 1.46%, 09/05/02                        4,380
    1,200    California Housing Finance Agency, Home
               Mortgage, Ser. J, Rev., FRDO, FSA,
               1.78%, 09/03/02                                                 1,200
    1,000    California Housing Finance Agency, Home
               Mortgage, Ser. R, Rev., FRDO, AMBAC,
               1.80%, 09/03/02                                                 1,000
      300    California Housing Finance Agency, Home
               Mortgage, Ser. U, Rev., FRDO, MBIA,
               1.78%, 09/03/02                                                   300
    1,000    California Housing Finance Agency, Multi-Family
               Housing, Ser. A, Rev., FRDO, 1.81%, 09/03/02                    1,000
      100    California Housing Finance Agency, Multi-Family
               Housing, Ser. A, Rev., FRDO, 1.20%, 09/04/02                      100
    1,000    California Housing Finance Agency, Single Family
               Housing, Ser. II-R-44, Rev., FRDO, AMBAC,
               1.41%, 09/05/02                                                 1,000
      900    California Housing Finance Angency, Multi-Family
               Housing, Ser. A, Rev., FRDO, 1.81%, 09/03/02                      900
    1,000    California Infrastructure & Economic Development
               Bank, IDR, Adams Rite Manufacturing Co. Project,
               Ser. A, Rev., FRDO, 1.35%, 09/04/02                             1,000

                       See notes to financial statements.

AS OF AUGUST 31, 2002
(AMOUNTS IN THOUSANDS)

  PRINCIPAL
   AMOUNT    ISSUER                                                       VALUE
--------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED
--------------------------------------------------------------------------------
             California -- Continued
$   1,610    California Infrastructure & Economic Development
               Bank, IDR, Pleasant Mattress, Inc. Project, Ser. A,
               Rev., FRDO, 1.35%, 09/04/02                               $ 1,610
    1,950    California Infrastructure & Economic Development
               Bank, IDR, Standard Abrasive Manufacturing
               Project, Ser. A, Rev., FRDO, 1.35%, 09/04/02                1,950
      400    California PCFA, PCR, Exxon-Mobil Project, Rev.,
               FRDO, 1.75%, 09/03/02                                         400
    1,650    California PCFA, Resource Recovery, Burney
               Forest Products Project, Ser. A, Rev., FRDO,
               1.81%, 09/03/02                                             1,650
      100    California PCFA, Solid Waste Disposal, Gilton Solid
               Waste Management, Ser. A, Rev., FRDO,
               1.30%, 09/05/02                                               100
      635    California School Facilities Financing Corp., Capital
               Improvement Financing Project, COP, Ser. B, FRDO,
               1.30%, 09/04/02                                               635
    2,200    California State Department of Water Resources,
               Floating Rate Trust Receipts, Ser. K-2, Regulation D,
               Rev., FRDO, 1.45%, 09/04/02                                 2,200
    4,995    California State Public Works Board, FLOATS,
               Ser. PA-865, Rev., FRDO, AMBAC, 1.33%, 09/05/02             5,000
    2,000    California State, Floating Rate Trust Receipts,
               Ser. SG-85, GO, FRDO, FGIC, 1.35%, 09/05/02                 2,000
    1,000    California State, Municipal Securities Trust Receipts,
               Ser. SGA-40, GO, FRDO, FGIC, 1.35%, 09/04/02                1,000
    1,500    California State, Municipal Securities Trust Receipts,
               Ser. SGA-55, GO, FRDO, FGIC, 1.35%, 09/04/02                1,500
    5,000    California State, Ser. B, Rev., RAW, 1.90%, 11/27/02          5,001
   14,000    California State, Ser. C, Rev., RAW, 2.00%, 01/30/03         14,007
    2,820    California Statewide Communities Development
               Authority, Chino Basin Muncipal Water Project,
               Rev., FRDO, 1.35%, 09/04/02                                 2,820
    3,000    California Statewide Communities Development
               Authority, Kaiser Permanente, Ser. A, Rev., FRDO,
               2.00%, 01/02/03                                             3,000
    1,500    California Statewide Communities Development
               Authority, Kaiser Permanente, Ser. B, Rev., FRDO,
               1.70%, 07/01/03                                             1,500
    1,775    Chino Basin Regional Financing Authority, Inland
               Empire Utilities, Ser. A, Rev., FRDO, AMBAC,
               1.20%, 09/05/02                                             1,775
      400    Colton Redevelopment Agency, Multi-Family
               Housing, 1985 Issue, Ser. A, Rev., FRDO,
               1.15%, 09/03/02                                               400
    5,000    Delano, California, Floating Rate Trust Receipts,
               COP, Ser. L-38, Regulation D, FRDO,
               1.35%, 09/04/02                                             5,000
      400    El Dorado County Bond Authority, Capital Facilities
               Project, Rev., FSA, 4.10%, 11/01/02                           402

                       See notes to financial statements.

AS OF AUGUST 31, 2002
(AMOUNTS IN THOUSANDS)

  PRINCIPAL
   AMOUNT    ISSUER                                                      VALUE
--------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED
--------------------------------------------------------------------------------
             California -- Continued
$   4,600    Glendale, California, Hospital, FLOATS, Ser. 590,
               Rev., FRDO, MBIA, 1.34%, 09/05/02                       $   4,600
      300    Irvine Ranch Water District, Improvement District
               No. 182, Ser. A, GO, FRDO, 1.75%, 09/03/02                    300
      100    Irvine Ranch Water District, Improvement Districts,
               GO, FRDO, 1.75%, 09/03/02                                     100
       10    Irvine, California, Improvement Bond Act of 1915,
               Assessment District No. 89-10, Special Assessment,
               FRDO, 1.85%, 09/03/02                                          10
      300    Irvine, California, Improvement Bond Act of 1915,
               Assessment District No. 93-14, Special Assessment,
               FRDO, 1.75%, 09/03/02                                         300
       48    Irvine, California, Improvement Bond Act of 1915,
               Assessment District No. 97-17, Special Assessment,
               FRDO, 1.85%, 09/03/02                                          48
    3,000    La Quinta Redevelopment Agency, Tax Allocation,
               Multi-Family Housing, MiraFlores Apartments,
               Ser. A, Rev., FRDO, 1.35%, 09/05/02                         3,000
      300    Lodi, California, Electric Systems, COP, Ser. A,
               FRDO, MBIA, 1.20%, 09/04/02                                   300
    2,400    Los Angeles County Housing Authority, Multi-Family
               Housing, Canyon Country Villas Project, Ser. H,
               Rev., FRDO, 1.20%, 09/03/02                                 2,400
      100    Los Angeles County Metropolitan Transportation
               Authority, Proposition C, Ser. A, Rev., FRDO, MBIA,
               1.25%, 09/05/02                                               100
      415    Los Angeles County Metropolitan Transportation
               Authority, Sales Tax, Floating Rate Receipts,
               Ser. SG-54, FRDO, 1.33%, 09/05/02                             415
    2,000    Los Angeles County Metropolitan Transportation
               Authority, Sales Tax, Floating Rate Receipts,
               Ser. SG-55, Rev., FRDO, MBIA, 1.33%, 09/05/02               2,000
    4,300    Los Angeles Department of Water & Power,
               Waterworks, Sub Ser. B-4, Rev., FRDO,
               1.25%, 09/05/02                                             4,300
      580    Los Angeles Housing Authority, Multi-Family
               Housing, Ser. A, Rev., FRDO, 1.20%, 09/07/02                  580
      100    Los Angeles, California, Community
               Redevelopment Agency, Multi-Family Housing,
               Security Building Project, Ser. A, Rev., FRDO,
               1.30%, 09/05/02                                               100
    3,540    Los Angeles, California, Multi-Family Housing,
               Rev., FRDO, 1.28%, 09/04/02                                 3,540
    1,000    Los Angeles, California, Wastewater Systems, Sub
               Ser. A, Rev., FRDO, FGIC, 1.88%, 11/07/02                   1,000
      400    M-S-R Public Power Agency, San Juan Project,
               Sub-Lien, Ser. E, Rev., FRDO, MBIA, 1.25%,
               09/05/02                                                      400
    2,250    Marysville Joint Unified School District, GO,
               TRAN, 3.50%, 09/20/02                                       2,251

                       See notes to financial statements.

AS OF AUGUST 31, 2002
(AMOUNTS IN THOUSANDS)

  PRINCIPAL
   AMOUNT    ISSUER                                                      VALUE
--------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED
--------------------------------------------------------------------------------
             California -- Continued
$   1,400    Metropolitan Water District of Southern California,
               Ser. B-2, Rev., FRDO, 1.25%, 09/05/02                   $   1,400
    1,000    Monrovia Unified School District, Municipal
               Securities Trust Receipts, Ser. SGA-70, GO, FRDO,
               MBIA, 1.35%, 09/04/02                                       1,000
    2,100    Morgan Hill Unified School District, Floating Rate
               Receipts, Ser. SG-145, GO, FRDO, FGIC,
               1.33%, 09/05/02                                             2,100
    1,000    Northern California Power Agency, Hydroelectric
               No. 1, Ser. A, Rev., FRDO, MBIA, 1.20%, 09/04/02            1,000
    1,000    Northern California Power Agency, Hydroelectric
               No. 1, Ser. B, Rev., FRDO, MBIA, 1.25%, 09/04/02            1,000
    1,000    Oakland, California, GO, TRAN, 3.00%, 07/29/03                1,014
    1,000    Oakland-Alameda County Coliseum Authority,
               Coliseum Project, Ser. C-1, Rev., FRDO,
               1.30%, 09/04/02                                             1,000
    3,000    Oceanside, California, Multi-Family Housing,
               Lakeridge Apartments Project, Rev., FRDO,
               1.30%, 09/04/02                                             3,000
      100    Ontario Redevelopment Agency, IDR, Safariland
               Project, Rev., FRDO, 1.25%, 09/04/02                          100
      300    Ontario Redevelopment Agency, Multi-Family
               Housing, Seasons at Gateway, Sub Ser. B, Rev.,
               FRDO, 1.20%, 09/04/02                                         300
      300    Orange County Sanitation District, COP, Ser. B,
               FRDO, 1.85%, 09/03/02                                         300
      200    Orange County Water District, Project B, COP,
               FRDO, 1.75%, 09/03/02                                         200
      949    Orange County, Apartment Development,
               Multi-Family Housing, Niguel Summit 2, Ser. B,
               Rev., FRDO, 1.20%, 09/03/02                                   949
    1,900    Orange County, Apartment Development,
               Multi-Family Housing, Pointe Niguel Project, Ser. C,
               Rev., FRDO, 1.20%, 09/05/02                                 1,900
    2,075    Oxnard Industrial Development Financing Authority,
               IDR, Accurate Engineering Project, Rev., FRDO,
               1.35%, 09/04/02                                             2,075
    1,720    Pasadena, California, Rose Bowl Improvements
               Project, COP, FRDO, 1.25%, 09/04/02                         1,720
    1,000    Placentia, California, Rev., TRAN, 3.00%, 06/30/03            1,012
    1,000    Pleasant Hill Redevelopment Agency, Multi-Family
               Housing, Chateau III, Ser. A, Rev., FRDO,
               1.35%, 09/05/02                                             1,000
      900    Riverside Unified School District, School Facility
               Bridge Program, COP, FRDO, FSA, 1.35%, 09/05/02               900
    1,300    San Bernardino City Unified School District, School
               Financing Control Authority, Bridge Funding
               Program, COP, FRDO, FSA, 1.35%, 09/05/02                    1,300

                       See notes to financial statements.

AS OF AUGUST 31, 2002
(AMOUNTS IN THOUSANDS)

  PRINCIPAL
   AMOUNT    ISSUER                                                       VALUE
--------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED
--------------------------------------------------------------------------------
             California -- Continued
$     550    San Bernardino County Housing Authority,
               Multi-Family Housing, Victoria Terrace Project,
               Ser. A, Rev., FRDO, 1.35%, 09/03/02                     $     550
    2,000    San Diego Housing Authority, Multi-Family Housing,
               Nobel Courts, Rev., FRDO, 1.20%, 09/05/02                   2,000
      300    San Diego, California, Multi-Family Housing,
               Issue A, Rev., FRDO, 1.25%, 09/05/02                          300
      700    San Francisco City & County Airports Commission,
               Municipal Securities Trust Receipts, Ser. SG-110,
               Rev., FRDO, FGIC, 1.80%, 09/05/02                             700
      800    San Joaquin Hills Transportation Corridor Agency,
               Toll Road, Senior Lien, Rev., ^, 6.75%, 01/02/03              830
    2,000    San Jose, California, Multi-Family Housing, Pollard
               Plaza Apartments, Ser. D, Rev., FRDO,
               1.35%, 09/05/02                                             2,000
      500    San Leandro, California, Multi-Family Housing,
               Parkside, Rev., FRDO, 1.20%, 09/04/02                         500
      500    Santa Ana Housing Authority, Multi-Family Housing,
               Vintage Apartments, Ser. A, Rev., FRDO,
               1.30%, 09/05/02                                               500
      650    Santa Ana Unified School District, COP, FRDO,
               1.25%, 09/04/02                                               650
      625    Santa Clara County, El Camino Hospital District,
               Hospital Facilities Authority,Valley Medical Center
               Project, ACES, Ser. B, Rev., FRDO, 1.35%, 09/03/02            625
      500    Santa Monica Community College District, Ser. A,
               GO, FSA, 3.00%, 08/01/03                                      507
    1,000    Santa Rosa Elementary School District, GO, TRAN,
               3.50%, 09/05/02                                             1,000
    1,950    Selma, California, GO, TRAN, 3.25%, 06/30/03                  1,966
    1,000    Sonoma Valley Unified School District, GO, TRAN,
               3.25%, 09/05/02                                             1,000
      700    Southern California Public Power Authority,
               Transmission Project, Rev., FRDO, AMBAC,
               1.20%, 09/04/02                                               700
      600    Three Valleys Municipal Water District, Miramar
               Water Treatment, COP, FRDO, 1.25%, 09/04/02                   600
    2,000    Tobacco Securitization Authority of Southern
               California, Southern California Tobacco Settlement,
               FLOATS, Ser. PT-648, 1.46%, 09/05/02                        2,000
      700    Tustin, California, Improvement Bond Act of 1915,
               Reassessment District No. 95-2-A, Special
               Assessment, FRDO, 1.85%, 09/03/02                             700
      425    Upland Community Redevelopment Agency,
               Multi-Family Housing, Northwoods Project,
               Ser. 168-A, Rev., FRDO, 1.35%, 09/05/02                       425
    2,850    Yuba Community College District, Rev., TRAN,
               2.50%, 11/28/02                                             2,854
    2,000    Yuba County, GO, TRAN, 3.50%, 09/20/02                        2,001
                                                                        --------
                                                                         144,767

                       See notes to financial statements.

AS OF AUGUST 31, 2002
(AMOUNTS IN THOUSANDS)

  PRINCIPAL
   AMOUNT    ISSUER                                                      VALUE
--------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED
--------------------------------------------------------------------------------
             Guam -- 1.9%
$   3,000    Guam Power Authority, Ser. A, Rev., ^,
               6.30%, 10/01/02                                         $   3,071
             Puerto Rico -- 8.7%
    3,275    Puerto Rico Commonwealth Highway &
               Transportation Authority, Ser. II-R-66, Rev., FRDO,
               MBIA-IBC, 1.31%, 09/05/02                                   3,275
      835    Puerto Rico Commonwealth, FLOATS, Ser. PT-1226,
                FRDO, 1.27%, 09/05/02                                        835
    2,500    Puerto Rico Commonwealth, Trust Receipts, Ser. 3,
               Class F, GO, FRDO, MBIA, 1.26%, 09/05/02                    2,500
    2,000    Puerto Rico Electric Power Authority, Rev., FRDO,
               1.85%, 09/05/02                                             2,000
    2,000    Puerto Rico Government Development Bank,
               1.30%, 09/20/02                                             2,000
      250    Puerto Rico Highway & Transportation Authority,
               FLOATS, Ser. PA-472, Rev., FRDO, FSA,
               1.27%, 09/05/02                                               250
      170    Puerto Rico Highway & Transportation Authority,
               Trust Receipts, Ser. B, Class F, Rev., FRDO, MBIA,
               1.26%, 09/05/02                                               170
    3,000    TICS/TOCS Trust, Commonwealth of Puerto Rico,
               Ser. 2001-2, GO, FRDO, FSA, 1.45%, 09/05/02                 3,000
                                                                        --------
                                                                          14,030
             -------------------------------------------------------------------
             Total Investments -- 100.0%                                $161,868
             (Cost $161,868)*
             -------------------------------------------------------------------

                       See notes to financial statements.

JPMORGAN NEW YORK TAX FREE MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

AS OF AUGUST 31, 2002
(AMOUNTS IN THOUSANDS)

  PRINCIPAL
   AMOUNT    ISSUER                                                       VALUE
--------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- 100.0%
--------------------------------------------------------------------------------
             STATE AND MUNICIPAL OBLIGATIONS -- 100.0%
             Guam -- 0.3%
$   7,760    Guam Power Authority, Ser. A, Rev., ^,
               6.30%, 10/01/02                                           $ 7,944

             Minnesota -- 0.4%
    9,000    University of Minnesota, VRDC/IVRC Trust, Tax
                Exempt, Rev., FRDO, FGIC, #, 1.40%, 09/04/02               9,000

             New York -- 98.3%
   12,000    ABN AMRO Munitops, Certificates Trust,
               Ser. 1999-13, FRDO, FGIC, 1.34%, 09/04/02                  12,000
      525    Albany IDA, IDR, Newkirk Productions, Inc. Project,
               Ser. A, Rev., FRDO, 1.50%, 09/05/02                           525
    3,000    Albany, New York, Rev., RAN, 2.50%, 01/31/03                  3,011
    1,585    Attica Central School District, GO, FGIC, 2.80%,
               06/15/03                                                    1,595
    7,800    Auburn, New York, GO, BAN, 2.63%, 06/13/03                    7,838
    1,300    Babylon IDA, IDR, Edwin Berger/Lambro Industries,
               Rev., FRDO, 1.40%, 09/04/02                                 1,300
    3,000    Babylon Union Free School District, GO, TAN,
               2.50%, 06/26/03                                             3,023
    1,500    Beaver River Central School District, GO, BAN,
               3.00%, 07/16/03                                             1,512
    4,000    Board of Cooperative Educational Services, Sole
               Supervisory District, Oswego County, Rev., RAN,
               2.00%, 09/09/02                                             4,000
   13,000    Board of Cooperative Educational Services, Sole
               Supervisory District, Oswego County, Rev., RAN,
               2.50%, 06/26/03                                            13,077
    5,500    Board of Cooperative Educational Services, Sole
               Supervisory District, Oswego County, Rev., RAN,
               2.50%, 06/30/03                                             5,532
    5,900    Bolivar-Richburg Central School District, GO, BAN,
               2.75%, 09/27/02                                             5,901
    2,636    Brookhaven IDA, IDR, Waverly Association LLC,
               Rev., FRDO, 1.55%, 09/05/02                                 2,636
      400    Broome County IDA, IDR, Binghamton Realty
               Project, Rev., FRDO, 1.35%, 09/04/02                          400
    5,125    Cattaraugus County, GO, BAN, 2.50%, 09/27/02                  5,126
   10,000    Chemung County, GO, RAN, 2.25%, 08/15/03                     10,061
   20,000    Churchville-Chili Central School District, GO, BAN,
               2.63%, 10/04/02                                            20,008
    3,850    Clayton, New York, GO, BAN, 2.75%, 10/11/02                   3,853
    2,750    Clyde-Savannah Central School District, GO, BAN,
               2.75%, 06/19/03                                             2,766
    1,775    Cohoes, New York, GO, BAN, 2.75%, 10/02/02                    1,776
    2,220    Dutchess County IDA, IDR, Laerdal Medical Corp.
               Project, Rev., FRDO, 1.55%, 09/04/02                        2,220
    2,705    Dutchess County IDA, Marist College Civic
               Facilities, Ser. A, Rev., FRDO, 1.35%, 09/05/02             2,705

                       See notes to financial statements.

AS OF AUGUST 31, 2002
(AMOUNTS IN THOUSANDS)

   PRINCIPAL
      AMOUNT            ISSUER                                                           VALUE
----------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED
----------------------------------------------------------------------------------------------------
                        New York -- Continued
$      4,000            Eagle Tax Exempt Trust, Weekly Option Mode,
                              COP, Ser. 2002-6003, Class A, Rev., FRDO,
                              1.36%,  09/05/02                                      $    4,000
       3,300            Eagle Tax Exempt Trust, Weekly Option Mode,
                              Ser. 3C-7, Class A, FRDO, #, 1.36%, 09/05/02               3,300
       5,990            Eagle Tax Exempt Trust, Weekly Option Mode,
                              Ser. 3C-7, Class A, FRDO, #, 1.36%, 09/05/02               5,990
      10,000            Eagle Tax Exempt Trust, Weekly Option Mode,
                              Ser. 94-3203, Class A, FRDO, #, 1.36%, 09/05/02           10,000
       8,805            Eagle Tax Exempt Trust, Weekly Option Mode,
                              Ser. 94-3205, Class A, FRDO, #, 1.36%, 09/05/02            8,805
       9,910            Eagle Tax Exempt Trust, Weekly Option Mode,
                              Ser. 94-3208, Class A, FRDO, #, 1.36%, 09/05/02            9,910
      12,155            Eagle Tax Exempt Trust, Weekly Option Mode,
                              Ser. 96-3207, Class A, FRDO, #, 1.36%, 09/05/02           12,155
       5,900            Eagle Tax Exempt Trust, Weekly Option Mode,
                              Ser. 96C-3203, Class A, FRDO, #, 1.36%, 09/05/02           5,900
      14,850            Eagle Tax Exempt Trust, Weekly Option Mode,
                              Ser. 96C-3208, Class A, FRDO, #, 1.36%, 09/05/02          14,850
       8,135            Eagle Tax Exempt Trust, Weekly Partner Certificate,
                              Class A, Rev., FRDO, AMBAC, 1.36%, 09/05/02                8,135
      15,000            Edgemont Union Free School District of Greenburgh,
                              GO, BAN, 3.00%, 09/12/02                                  15,002
       3,000            Elwood Union Free School District, GO, BAN,
                              2.50%, 12/20/02                                            3,006
       2,700            Erie County Water Authority, Ser. A, Rev., FRDO,
                              AMBAC, 1.20%, 09/04/02                                     2,700
       1,400            Erie County Water Authority, Ser. B, Rev., FRDO,
                              AMBAC, 1.20%, 09/04/02                                     1,400
       7,097            Erwin, New York, GO, BAN, 2.25%, 12/26/02                        7,106
       1,500            Fayetteville-Manlius Central School District, GO,
                              BAN, 2.50%, 07/11/03                                       1,509
       5,400            Fishkill, New York, GO, BAN, 2.75%, 05/23/03                     5,431
       2,279            Freeport, New York, Ser. A, GO, BAN, 2.50%,
                              03/20/03                                                   2,285
         530            Glens Falls IDA, IDR, Broad Street Center Project,
                              Rev., FRDO, 1.35%, 09/04/02                                  530
       2,500            Gouverneur Central School District, GO, BAN,
                              2.38%, 06/30/03                                            2,513
       3,840            Great Neck North Water Authority, Water System,
                              Ser. A, Rev., FRDO, FGIC, 1.35%, 09/04/02                  3,840
       3,147            Greece Central School District, GO, BAN, 2.38%,
                              12/18/02                                                   3,147
       7,700            Greenville Central School District, GO, BAN, 2.50%,
                              07/10/03                                                   7,753
       1,000            Guilderland IDA, IDR, Northeastern Industrial Park,
                              Ser. A, Rev., FRDO, 1.35%, 09/04/02                        1,000
         935            Hempstead Town, New York, Ser. C, GO, BAN,
                              2.40%, 12/18/02                                              937

                         See notes to financial statements.

AS OF AUGUST 31, 2002
(AMOUNTS IN THOUSANDS)

   PRINCIPAL
      AMOUNT            ISSUER                                                           VALUE
----------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED
----------------------------------------------------------------------------------------------------
                        New York -- Continued
$      2,600            Honeoye Falls-Lima Central School District, GO,
                              RAN, 2.50%, 06/19/03                                  $    2,612
      20,000            Hornell City School District, GO, BAN, 3.00%, 05/01/03          20,106
       2,000            Islip IDA, Brentwood Distribution Co. Facility, Rev.,
                              FRDO, 1.40%, 09/05/02                                      2,000
       2,000            Jamestown Community College Regional Board of
                              Trustees, GO, RAN, 3.00%, 09/06/02                         2,000
       4,500            Jay Street Development Corp., Facility Lease, Jay
                              Street Project, Ser. A-2, Rev., FRDO, 1.80%, 09/03/02      4,500
       5,920            Jefferson County, GO, BAN, 2.25%, 01/17/03                       5,927
      16,490            Leroy Central School District, GO, BAN, 2.50%, 03/19/03         16,556
      14,000            Liverpool Central School District, GO, RAN,
                              2.50%, 07/12/03                                           14,097
       8,780            Long Island Power Authority, Electric Systems,
                              Floating Rate Receipts, Ser. SG-125, 1.34%, 09/05/02       8,780
       5,050            Long Island Power Authority, Electric Systems,
                              FLOATS, Ser. PA-368, Rev., FRDO, 1.43%, 09/05/02           5,050
       4,360            Long Island Power Authority, Electric Systems, FLOATS,
                              Ser. PA-841, Rev., FRDO, FSA, 1.34%, 09/05/02              4,360
         462            Long Island Power Authority, Electric Systems, Ser. 7
                              Sub Ser. 7-A, Rev., FRDO, MBIA, 1.20%, 09/04/02              462
       2,000            Long Island Power Authority, Electric Systems, Ser. 7
                              Sub Ser. 7-B, Rev., FRDO, MBIA, 1.25%, 09/04/02            2,000
       4,750            Long Island Power Authority, Electric Systems, Sub
                              Ser. 2-B, Ser. 2, Rev., FRDO, 1.85%, 09/03/02              4,750
       2,400            Long Island Power Authority, Electric Systems, Sub
                              Ser. 2-C, Rev., FRDO, 1.75%, 09/03/02                      2,400
       1,700            Long Island Power Authority, Electric Systems, Sub
                              Ser. 3-B, Rev., FRDO, 1.75%, 09/03/02                      1,700
       6,815            Metropolitan Transportation Authority, Dedicated Tax
                              Fund, FLOATS, Ser. PA-683, FRDO, 1.37%, 09/05/02           6,815
       9,425            Metropolitan Transportation Authority, Dedicated Tax
                              Fund, Municipal Securities Trust Receipts, Ser. SGA-81,
                              Rev., FRDO, FSA, 1.35%, 09/04/02                           9,425
      12,600            Metropolitan Transportation Authority, FLOATS,
                              Ser. 1040, Rev., FRDO, FGIC, 1.37%, 09/05/02              12,600
      10,000            Metropolitan Transportation Authority, Ser. D-1,
                              Rev., FRDO, FSA, 1.30%, 09/05/02                          10,000
      21,200            Metropolitan Transportation Authority, Ser. D-2,
                              Rev., FRDO, FSA, 1.30%, 09/05/02                          21,200
       9,995            Metropolitan Transportation Authority, Service
                              Contract, FLOATS, Ser. PA-1042R, Rev., FRDO,
                              MBIA, 1.37%, 09/05/02                                      9,995
       6,000            Monroe Woodbury Central School District, GO, TAN,
                              1.75%, 10/18/02                                            6,002
       2,524            Moriah Central School District, GO, BAN, 2.50%,
                              07/24/03                                                   2,541
      11,865            Morris Central School District, GO, BAN, 2.50%,
                              06/20/03                                                  11,922

                         See notes to financial statements.

AS OF AUGUST 31, 2002
(AMOUNTS IN THOUSANDS)

   PRINCIPAL
      AMOUNT            ISSUER                                                           VALUE
----------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED
----------------------------------------------------------------------------------------------------
                        New York -- Continued
$      7,500            Nassau County Interim Finance Authority, Municipal
                              Securities Trust Receipts, Special Tax, Ser. SGA-108,
                              FRDO, 1.35%, 09/04/02                                 $    7,500
      10,000            Nassau County Interim Finance Authority, Sales Tax
                              Secured, Ser. A, Rev., FRDO, FSA, 1.25%, 09/04/02         10,000
      10,000            Nassau County Interim Finance Authority, Sales
                              Tax Secured, Ser. B, Rev., FRDO, FSA, 1.20%,
                              09/04/02                                                  10,000
       1,820            Nassau County Interim Financing Authority,
                              FLOATS, Ser. PA 901, Rev., FRDO, AMBAC,
                              1.34%, 09/05/02                                            1,820
       5,900            New York City Housing Development Corp.,
                              Multi-Family Housing, 55 Pierrepont Development,
                              Ser. A, Rev., FRDO, 1.30%, 09/04/02                        5,900
      41,800            New York City Housing Development Corp.,
                              Multi-Family Housing, West 55th Street
                              Development, Ser. A, Rev., FRDO, 1.45%, 09/04/02          41,800
       3,400            New York City Housing Development Corp.,
                              Multi-Family Rental Housing, 100 Jane Street
                              Development, Ser. A, Rev., FRDO, 1.45%, 09/04/02           3,400
      16,000            New York City Housing Development Corp.,
                              Multi-Family Rental Housing, Brittany
                              Development, Ser. A, Rev., FRDO, 1.45%, 09/04/02          16,000
       3,300            New York City Housing Development Corp.,
                              Multi-Family Rental Housing, Columbus Green,
                              Ser. A, Rev., FRDO, 1.25%, 09/04/02                        3,300
       7,000            New York City Housing Development Corp.,
                              Multi-Family Rental Housing, Lyric Development,
                              Ser. A, Rev., FRDO, 1.45%, 09/04/02                        7,000
       5,600            New York City Housing Development Corp.,
                              Multi-Family Rental Housing, Tribeca Tower,
                              Ser. A, Rev., FRDO, 1.30%, 09/04/02                        5,600
       3,300            New York City Housing Development Corp.,
                              Multi-Family Rental Housing, West 43rd Street
                              Development, Ser. A, Rev., FRDO, 1.45%, 09/04/02           3,300
       2,400            New York City Housing Development Corp.,
                              Multi-Family Rental Housing, West 89th Street
                              Development, Ser. A, Rev., FRDO, 1.30%, 09/04/02           2,400
       2,000            New York City IDA, Civic Facilities, Abraham
                              Joshua Heschel Project, Rev., FRDO, 1.45%, 09/05/02        2,000
       5,250            New York City IDA, Civic Facilities, Columbia
                              Grammar & Prep School, Rev., FRDO, 1.30%,
                              09/05/02                                                   5,250
       4,700            New York City IDA, Civic Facilities, Jamaica First
                              Packaging LLC Project, Rev., FRDO, 1.35%, 09/05/02         4,700
       7,500            New York City IDA, Civic Facilities, Municipal
                              Securities Trust Receipts, Ser. SGA-110, Rev.,
                              FRDO, 1.35%, 09/04/02                                      7,500
       2,800            New York City IDA, IDB, Civic Facilities, Calhoun
                              School, Inc., Project, Rev., FRDO, 1.45%, 09/05/02         2,800

                         See notes to financial statements.

AS OF AUGUST 31, 2002
(AMOUNTS IN THOUSANDS)

   PRINCIPAL
      AMOUNT            ISSUER                                                           VALUE
----------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED
----------------------------------------------------------------------------------------------------
                        New York -- Continued
$      3,000            New York City IDA, IDR, DXB Videotape, Inc.
                              Project, Rev., FRDO, 1.30%, 09/04/02                  $    3,000
       5,400            New York City IDA, Special Facilities, Korean
                              Airlines Co., Ser. C, Rev., FRDO, 1.35%, 09/04/02          5,400
      35,000            New York City Metro Transit Authority,
                              1.30%,  09/06/02                                          35,000
      27,600            New York City Metro Transit Authority,
                              1.30%, 10/01/02                                           27,600
      25,000            New York City Metro Transit Authority,
                              1.30%, 10/04/02                                           25,000
      10,000            New York City Municipal Water Finance Authority,
                              Water & Sewer Systems, Fiscal Year 2003, Sub
                              Ser. C-2, Rev., FRDO, 1.35%, 09/05/02                     10,000
      15,960            New York City Municipal Water Finance Authority,
                              Water & Sewer Systems, Floating Trust Receipts,
                              Ser. 11, Rev., FRDO, FSA, 1.45%, 09/04/02                 15,960
      14,795            New York City Municipal Water Finance Authority,
                              Water & Sewer Systems, FLOATS, Ser. PA-454,
                              FRDO, 1.32%, 09/05/02                                     14,795
       8,140            New York City Municipal Water Finance Authority,
                              Water & Sewer Systems, FLOATS, Ser. PA-523,
                              Rev., FRDO, FGIC, 1.32%, 09/05/02                          8,140
       6,495            New York City Municipal Water Finance Authority,
                              Water & Sewer Systems, FLOATS, Ser. PA-900,
                              Rev., FRDO, 1.33%, 09/05/02                                6,495
       9,685            New York City Municipal Water Finance Authority,
                              Water & Sewer Systems, Municipal Securities Trust
                              Receipts, Ser. SGA-12, Rev., FRDO, 1.35%, 09/04/02         9,685
       7,255            New York City Municipal Water Finance Authority,
                              Water & Sewer Systems, Municipal Securities Trust
                              Receipts, Ser. SGA-13, Rev., FRDO, 1.35%, 09/04/02         7,255
       2,390            New York City Municipal Water Finance Authority,
                              Water & Sewer Systems, Municipal Securities Trust
                              Receipts, Ser. SGB-25, Rev., FRDO, MBIA,
                              1.36%, 09/05/02                                            2,390
       9,000            New York City Municipal Water Finance Authority,
                              Water & Sewer Systems, Municipal Securities Trust
                              Receipts, Ser. SGB-27, Rev., FRDO, FSA, 1.36%,
                              09/05/02                                                   9,000
       1,700            New York City Municipal Water Finance Authority,
                              Water & Sewer Systems, Ser. C, Rev., FRDO,
                              FGIC, 1.85%, 09/03/02                                      1,700
      16,800            New York City Municipal Water Finance Authority,
                              Water & Sewer Systems, Ser. C, Rev., FRDO,
                              FGIC, 1.85%, 09/03/02                                     16,800
      15,500            New York City Municipal Water Finance Authority,
                              Water & Sewer, Rev., 1.30%, 10/10/02                      15,500

                         See notes to financial statements.

AS OF AUGUST 31, 2002
(AMOUNTS IN THOUSANDS)

   PRINCIPAL
      AMOUNT            ISSUER                                                           VALUE
----------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED
----------------------------------------------------------------------------------------------------
                        New York -- Continued
$      4,900            New York City Transit Authority, Metropolitan
                              Transportation Authority, Floating Rate Trust
                              Receipts, Triborough, COP, Ser. PMD-10, FRDO,
                              AMBAC, 1.36%, 09/05/02                                $    4,900
      20,000            New York City Transitional Finance Authority,
                              Floating Rate Trust Receipts, Ser. L-21, Regulation D,
                              Rev., FRDO, 1.45%, 09/04/02                               20,000
       9,995            New York City Transitional Finance Authority,
                              FLOATS, Ser. PA-830, Rev., FRDO, 1.37%, 09/05/02           9,995
      11,355            New York City Transitional Finance Authority,
                              FLOATS, Ser. PA-831, Rev., FRDO, 1.37%, 09/05/02          11,355
      13,160            New York City Transitional Finance Authority,
                              FLOATS, Ser. PT-406, Rev., FRDO, 1.37%, 09/05/02          13,160
       9,610            New York City Transitional Finance Authority,
                              Future Tax Secured, Ser. A, Rev., FRDO, 1.35%,
                              09/04/02                                                   9,610
       3,600            New York City Transitional Finance Authority,
                              Future Tax Secured, Ser. B, Rev., 3.00%, 02/03/03          3,626
       9,100            New York City Transitional Finance Authority,
                              Future Tax Secured, Ser. C, Rev., FRDO,
                              1.80%, 09/03/02                                            9,100
       2,710            New York City Transitional Finance Authority,
                              Future Tax Secured, Sub Ser. B-3, Rev., FRDO,
                              1.35%, 09/04/02                                            2,710
      35,950            New York City Transitional Finance Authority,
                              New York City Recovery Notes, Ser. A, Rev.,
                              3.25%, 10/02/02                                           35,989
      57,500            New York City Transitional Finance Authority, Ser. 3,
                              Rev., BAN, 2.75%, 11/13/02                                57,616
      10,000            New York City Transitional Finance Authority, Ser. 4,
                              Rev., 2.50%, 02/26/03                                     10,033
       4,085            New York City Trust for Cultural Resources,
                              American Museum of Natural History, Ser. B,
                              Rev., FRDO, MBIA, 1.20%, 09/04/02                          4,085
       2,672            New York City Trust for Cultural Resources,
                              Carnegie Hall, Rev., FRDO, 1.15%, 09/04/02                 2,672
       1,600            New York City Trust for Cultural Resources, Ser. 162,
                              Rev., FRDO, AMBAC, 1.36%, 09/05/02                         1,600
       4,130            New York City, New York, Eagle Trust, Ser. 1994,
                              Class C-3, 1.36%, 09/05/02                                 4,130
       2,355            New York City, New York, FLOATS, Ser. PA-148,
                              FRDO, 1.43%, 09/05/02                                      2,355
      10,920            New York City, New York, FLOATS, Ser. PA-878,
                              FRDO, 1.50%, 07/02/03                                     10,920
       9,245            New York City, New York, FLOATS, Ser. PT-405,
                              FRDO, 1.34%, 09/05/02                                      9,245
       1,300            New York City, New York, Municipal Securities
                              Trust Receipts, Ser. SG-109, FRDO, 1.34%, 09/05/02         1,300

                         See notes to financial statements.

AS OF AUGUST 31, 2002
(AMOUNTS IN THOUSANDS)

   PRINCIPAL
      AMOUNT            ISSUER                                                           VALUE
----------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED
----------------------------------------------------------------------------------------------------
                        New York -- Continued
$     10,000            New York City, New York, Municipal Securities
                              Trust Receipts, Ser. SGA-51, FRDO, AMBAC,
                              1.35%, 09/04/02                                       $   10,000
       5,525            New York City, New York, Municipal Securities
                              Trust Receipts, Ser. SGB-33, GO, FRDO, FSA,
                              1.36%, 09/05/02                                            5,525
      12,865            New York City, New York, Municipal Securities
                              Trust Receipts, Ser. SGB-36, GO, FRDO, AMBAC,
                              1.35%, 09/05/02                                           12,865
       8,670            New York City, New York, Ser B-2, Sub Ser. B-5,
                              GO, FRDO, MBIA, 1.80%, 09/03/02                            8,670
       1,400            New York City, New York, Ser. B, GO, FRDO,
                              FGIC, 1.75%, 09/03/02                                      1,400
      15,735            New York City, New York, Ser. B, Sub Ser. B-2,
                              GO, FRDO, MBIA, 1.85%, 09/03/02                           15,735
       1,050            New York City, New York, Ser. B, Sub Ser. B-6,
                               GO, FRDO, MBIA, 1.80%, 09/03/02                           1,050
      12,920            New York City, New York, Ser. B, Sub Ser. B-8,
                              GO, FRDO, 1.30%, 09/04/02                                 12,920
      11,400            New York City, New York, Ser. B-2, Sub. Ser. B-5,
                              GO, FRDO, MBIA, 1.80%, 09/03/02                           11,400
         200            New York City, New York, Ser. H, Sub Ser. -H3,
                              GO, FRDO, FSA, 1.85%, 09/03/02                               200
       5,900            New York City, New York, Ser. H, Sub Ser. -H4,
                              GO, FRDO, AMBAC, 1.30%, 09/04/02                           5,900
       2,400            New York City, New York, Ser. H, Sub Ser. -H6,
                              GO, FRDO, MBIA, 1.20%, 09/04/02                            2,400
         700            New York City, New York, Sub Ser. A-5, GO,
                              FRDO, 1.85%, 09/03/02                                        700
         200            New York City, New York, Sub Ser. A-5, GO,
                              FRDO, 1.85%, 09/03/02                                        200
         400            New York City, New York, Sub Ser. E-4, GO,
                              FRDO, 1.90%, 09/03/02                                        400
      10,000            New York Counties TOB (Tobacco) Trust I, FLOATS,
                              Ser. PA-799, Rev., FRDO, 1.46%, 09/05/02                  10,000
      10,420            New York Local Government Assistance Corp.,
                              Floating Rate Receipts, Ser. SG-100, Rev., FRDO,
                              MBIA-IBC, 1.32%, 09/05/02                                 10,420
      50,995            New York Local Government Assistance Corp.,
                              Floating Rate Receipts, Ser. SG-99, Rev., FRDO,
                              AMBAC, 1.32%, 09/05/02                                    50,995
      14,925            New York Local Government Assistance Corp.,
                              FLOATS, Ser. PT-410, FRDO, 1.32%, 09/05/02                14,925
       9,200            New York Local Government Assistance Corp.,
                              Municipal Securities Trust Receipts, Ser. SGA-59,
                              Rev., FRDO, 1.80%, 09/03/02                                9,200
         900            New York Local Government Assistance Corp.,
                              Ser. A, Rev., FRDO, 1.25%, 09/04/02                          900
       3,945            New York Local Government Assistance Corp.,
                              Ser. B, Rev., FRDO, 1.25%, 09/04/02                        3,945

                         See notes to financial statements.

AS OF AUGUST 31, 2002
(AMOUNTS IN THOUSANDS)

   PRINCIPAL
      AMOUNT            ISSUER                                                           VALUE
----------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED
----------------------------------------------------------------------------------------------------
                        New York -- Continued
$      1,250            New York Local Government Assistance Corp.,
                              Ser. C, Rev., FRDO, 1.25%, 09/04/02                   $    1,250
       4,700            New York Local Government Assistance Corp.,
                              Ser. D, Rev., FRDO, 1.20%, 09/04/02                        4,700
       2,800            New York Local Government Assistance Corp.,
                              Ser. G, Rev., FRDO, 1.20%, 09/04/02                        2,800
       6,520            New York Mortgage Agency, FLOATS, Ser. PA-657,
                              Rev., FRDO, 1.33%, 09/05/02                                6,520
       4,800            New York Mortgage Agency, FLOATS, Ser. PA-77,
                              Rev., FRDO, 1.36%, 09/05/02                                4,800
       5,665            New York Mortgage Agency, FLOATS, Ser. PA-870,
                              Rev., FRDO, 1.33%, 09/05/02                                5,665
       4,255            New York Mortgage Agency, FLOATS, Ser.
                              PT-1190, Rev., FRDO, 1.33%, 09/05/02                       4,255
          20            New York Mortgage Agency, FLOATS, Ser. PT-217,
                              Rev., FRDO, 1.36%, 09/05/02                                   20
       7,500            New York Mortgage Agency, Ser. B, Rev., FRDO,
                              2.20%, 01/02/03                                            7,500
       4,400            New York State Dorm Authority, Beaverwyck, Inc.,
                              Rev., FRDO, 1.30%, 09/04/02                                4,400
       9,415            New York State Dorm Authority, FLOATS, Ser. PA-409,
                              Rev., FRDO, AMBAC, 1.32%, 09/05/02                         9,415
      13,770            New York State Dorm Authority, FLOATS,
                              Ser. PA-419, Rev., FRDO, 1.32%, 09/05/02                  13,770
       6,995            New York State Dorm Authority, FLOATS,
                              Ser. PA-434, Rev., FRDO, FSA, 1.32%, 09/05/02              6,995
       3,545            New York State Dorm Authority, FLOATS,
                              Ser. PA-449, Rev., FRDO, 1.32%, 09/05/02                   3,545
       9,340            New York State Dorm Authority, FLOATS,
                              Ser. PA-541, Rev., FRDO, 1.32%, 09/05/02                   9,340
       9,825            New York State Dorm Authority, FLOATS,
                              Ser. PA-784, Rev., FRDO, MBIA-IBC, 1.32%,
                              09/05/02                                                   9,825
         950            New York State Dorm Authority, FLOATS,
                              Ser. PT-130, Rev., FRDO, 1.32%, 09/05/02                     950
      15,935            New York State Dorm Authority, FLOATS,
                              Ser. PT-1447, Rev., FRDO, MBIA, 1.32%, 09/05/02           15,935
       8,140            New York State Dorm Authority, FLOATS,
                              Ser. PT-407, Rev., FRDO, AMBAC, 1.50%, 11/15/02            8,140
       2,000            New York State Dorm Authority, Municipal
                              Securities Trust Receipts, Ser. SGA-132, Rev.,
                              FRDO, 1.35%, 09/04/02                                      2,000
       5,550            New York State Dorm Authority, New York Public
                              Library, Ser. A, Rev., FRDO, MBIA, 1.25%, 09/04/02         5,550
       6,400            New York State Dorm Authority, New York Public
                              Library, Ser. B, Rev., FRDO, MBIA, 1.25%, 09/04/02         6,400
       2,400            New York State Dorm Authority, Oxford University
                              Press, Inc., Rev., FRDO, 1.80%, 09/03/02                   2,400
      25,000            New York State Eagle Trust, FRDO, 1.36%, 09/05/02               25,000

                         See notes to financial statements.

AS OF AUGUST 31, 2002
(AMOUNTS IN THOUSANDS)

   PRINCIPAL
      AMOUNT            ISSUER                                                           VALUE
----------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED
----------------------------------------------------------------------------------------------------
                        New York -- Continued
$      9,345            New York State Energy Research & Development
                              Authority, FLOATS, Ser. PA-411, Rev., FRDO,
                              1.32%, 09/05/02                                       $    9,345
      10,450            New York State Energy Research & Development
                              Authority, PCR, FLOATS, Ser. PA-450, Rev., FRDO,
                              AMBAC, 1.32%, 09/05/02                                    10,450
       2,300            New York State Energy Research & Development
                              Authority, PCR, New York Electric & Gas, Ser. B,
                              Rev., FRDO, 1.90%, 09/03/02                                2,300
       7,760            New York State Energy Research & Development
                              Authority, PCR, Niagara Mohawk Power Corp.
                              Project, Ser. A, Rev., FRDO, 1.80%, 09/03/02               7,760
       1,600            New York State Energy Research & Development
                              Authority, PCR, Niagara Mohawk Power Corp.
                              Project, Ser. A, Rev., FRDO, 1.85%, 09/03/02               1,600
       6,400            New York State Energy Research & Development
                              Authority, PCR, Orange & Rockland Project, Ser. A,
                              Rev., FRDO, FGIC, 1.20%, 09/04/02                          6,400
      10,625            New York State Environmental Facilities Corp.,
                              PCR, FLOATS, Ser. PA-853, Rev., FRDO, 1.33%,
                              09/05/02                                                  10,625
       2,910            New York State Environmental Facilities Corp.,
                              State Revolving Funds, Clean Water & Drinking,
                              Pooled Loan Program, Ser. C, Rev., 3.00%, 03/15/03         2,931
       9,700            New York State Housing Finance Agency, 101 West
                              End, Rev., FRDO, 1.30%, 09/04/02                           9,700
       9,150            New York State Housing Finance Agency, 101 West
                              End, Rev., FRDO, 1.30%, 09/04/02                           9,150
       3,400            New York State Housing Finance Agency, 150 East
                              44th Street Housing, Ser. A, Rev., FRDO, 1.30%,
                              09/04/02                                                   3,400
      13,000            New York State Housing Finance Agency, 350 West
                              43rd Street Housing, Ser. A, Rev., FRDO, 1.45%,
                              09/04/02                                                  13,000
       6,700            New York State Housing Finance Agency, 360 West
                              43rd Street Housing, Ser. A., Rev., FRDO, 1.45%,
                              09/04/02                                                   6,700
       1,850            New York State Housing Finance Agency, 363 West
                              30th Street Housing, Ser. A, Rev., FRDO, 1.45%,
                              09/04/02                                                   1,850
       7,000            New York State Housing Finance Agency, 66 West
                              38th Street Housing, Ser. A, Rev., FRDO, 1.35%,
                              09/04/02                                                   7,000
       7,000            New York State Housing Finance Agency, 66 West
                              38th Street Housing, Ser. A, Rev., FRDO, 1.35%,
                              09/04/02                                                   7,000
       7,000            New York State Housing Finance Agency, 66 West
                              38th Street Housing, Ser. A, Rev., FRDO, 1.35%,
                              09/04/02                                                   7,000

                         See notes to financial statements.

AS OF AUGUST 31, 2002
(AMOUNTS IN THOUSANDS)

   PRINCIPAL
      AMOUNT            ISSUER                                                           VALUE
----------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED
----------------------------------------------------------------------------------------------------
                        New York -- Continued

$     10,300            New York State Housing Finance Agency,
                              Bennington Hills Housing, Ser. A, Rev., FRDO,
                              1.40%, 09/05/02                                       $   10,300
       2,495            New York State Housing Finance Agency, FLOATS,
                              Ser. PA-143, Rev., FRDO, 1.44%, 09/05/02                   2,495
       8,705            New York State Housing Finance Agency, FLOATS,
                              Ser. PA-423, Rev., FRDO, 1.32%, 09/05/02                   8,705
       6,080            New York State Housing Finance Agency, FLOATS,
                              Ser. PA-805, FRDO, FSA, 1.32%, 09/05/02                    6,080
       4,600            New York State Housing Finance Agency,
                              Multi-Family Housing, Secured Mortgage, Ser. A,
                              Rev., FRDO, 1.45%, 09/04/02                                4,600
         400            New York State Housing Finance Agency,
                              Multi-Family Housing, Ser. A, Rev., FRDO, 1.30%,
                              09/04/02                                                     400
       3,500            New York State Housing Finance Agency,
                              Normandie Court I Project, Rev., FRDO, 1.35%,
                              09/04/02                                                   3,500
       9,200            New York State Housing Finance Agency, Ser. A,
                              Rev., FRDO, 1.40%, 09/04/02                                9,200
      10,000            New York State Housing Finance Agency, Tallyrand
                              Crescent, Rev., FRDO, 1.25%, 09/04/02                     10,000
      10,000            New York State Housing Finance Agency, Theatre
                              Row Tower, Ser. A, Rev., FRDO, 1.45%, 09/04/02            10,000
       2,500            New York State Housing Finance Agency, Theatre
                              Row Tower, Ser. A, Rev., FRDO, 1.45%, 09/04/02             2,500
       6,900            New York State Housing Finance Agency, Tribeca,
                              Ser. A, Rev., FRDO, 1.30%, 09/04/02                        6,900
       4,200            New York State Housing Finance Agency, Union
                              Square South Housing, Rev., FRDO, 1.30%, 09/04/02          4,200
       6,600            New York State Housing Finance Agency, West
                              20th Street Housing, Ser. A, Rev., FRDO, 1.35%,
                              09/04/02                                                   6,600
       3,400            New York State Housing Finance Agency, West
                              23rd Street Housing, Ser. A, Rev., FRDO, 1.27%,
                              09/04/02                                                   3,400
      19,000            New York State Housing Finance Agency, West
                              23rd Street Housing, Ser. A, Rev., FRDO, 1.35%,
                              09/04/02                                                  19,000
      10,000            New York State Housing Finance Agency, Worth
                              Street Housing, Ser. A, Rev., FRDO, 1.45%, 09/04/02       10,000
      10,000            New York State Housing Finance Agency, Worth
                              Street Housing, Ser. A, Rev., FRDO, 1.45%, 09/04/02       10,000
         365            New York State Medical Care Facilities Finance
                              Agency, Floating Rate Receipts, Ser. PT-100, Rev.,
                              FRDO, 1.32%, 09/05/02                                        365
       8,400            New York State Medical Care Facilities Finance
                              Agency, FLOATS, Ser. PA-113, Rev., FRDO, 1.32%,
                              09/05/02                                                   8,400

                         See notes to financial statements.

AS OF AUGUST 31, 2002
(AMOUNTS IN THOUSANDS)

   PRINCIPAL
      AMOUNT            ISSUER                                                           VALUE
----------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED
----------------------------------------------------------------------------------------------------
                        New York -- Continued
$      5,920            New York State Medical Care Facilities Finance
                              Agency, FLOATS, Ser. PA-408, Rev., FRDO, FGIC,
                              1.32%, 09/05/02                                       $    5,920
       3,125            New York State Medical Care Facilities Finance
                              Agency, FLOATS, Ser. PA-72, Rev., FRDO, 1.33%,
                              09/05/02                                                   3,125
       8,140            New York State Medical Care Facilities Finance
                              Agency, FLOATS, Ser. PA-82, Rev., FRDO, 1.33%,
                              09/05/02                                                   8,140
       4,800            New York State Medical Care Facilities Finance
                              Agency, FLOATS, Ser. PT-17, Rev., FRDO, 1.32%,
                              09/05/02                                                   4,800
       7,500            New York State Power Authority, General Purpose,
                              Ser. CC, Rev., ^, 5.00%, 01/02/03                          7,735
      10,000            New York State Thruway Authority, 1.25%,
                              09/06/02                                                  10,000
      54,305            New York State Thruway Authority, Floating Rate
                              Trust Receipts, Ser. SG-119, Rev., FRDO, 1.88%,
                              09/03/02                                                  54,306
      13,100            New York State Thruway Authority, Floating Rate
                              Trust Reciepts, Ser. SG-121, Rev., FRDO, 1.33%,
                              09/05/02                                                  13,100
      11,415            New York State Thruway Authority, FLOATS,
                              Ser. PA-532, Rev., FRDO, 1.32%, 09/05/02                  11,415
       1,340            New York State Thruway Authority, Municipal
                              Securities Trust Receipts, Ser. SGA-66, Rev., FRDO,
                              1.35%, 09/04/02                                            1,340
       1,300            New York State Thruway Authority, Rev., FRDO,
                              FGIC, 1.90%, 09/03/02                                      1,300
      15,000            New York State Thruway Authority, Ser. A, Rev.,
                              BAN, 3.25%, 03/26/03                                      15,087
      14,200            New York State Urban Development Corp., Floating
                              Certificates, Ser. SG-150, Rev., FRDO, MBIA-IBC,
                              1.32%, 09/05/02                                           14,200
      23,900            New York State, Ser. A, GO, FRDO, 1.35%,
                              10/10/02                                                  23,900
       4,995            Niagara Falls Bridge Commission, Tolls, FLOATS,
                              Ser. PA-530, Rev., FRDO, 1.32%, 09/05/02                   4,995
       3,120            Oneida County IDA, Rev., FRDO, 1.55%,
                              09/05/02                                                   3,120
      15,910            Orange County IDA, Civic Facilities, Arden Hill
                              Hospital Project, Rev., FRDO, FSA, 1.35%, 09/05/02        15,910
      10,000            Oyster Bay, New York, Ser. A, GO, BAN, 2.25%,
                              01/24/03                                                  10,023
       2,600            Oyster Bay, New York, Ser. B, GO, BAN, 2.25%,
                              06/13/03                                                   2,608
       2,900            Oyster Bay, New York, Ser. C, GO, BAN, 2.25%,
                              06/13/03                                                   2,909
       1,180            Port Jervis IDA, The Future Home Tech, Inc., Rev.,
                              FRDO, 1.50%, 09/04/02                                      1,180

                         See notes to financial statements.

AS OF AUGUST 31, 2002
(AMOUNTS IN THOUSANDS)

   PRINCIPAL
      AMOUNT            ISSUER                                                           VALUE
----------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED
----------------------------------------------------------------------------------------------------
                        New York -- Continued
$      6,360            Poughkeepsie IDA, Senior Living Facility, Manor at
                              Woodside Project, Rev., FRDO, 1.45%, 09/05/02         $    6,360
      10,000            Rochester, New York, GO, BAN, 2.50%, 03/05/03                   10,050
       3,520            Rochester, New York, GO, MBIA, 5.00%, 10/01/02                   3,530
         675            Rockland County IDA, IDR, X Products Corp.
                              Project, Rev., FRDO, 1.45%, 09/05/02                         675
       1,940            Rockland County IDA, Shock Technical, Inc.
                              Project, Rev., FRDO, 1.55%, 09/04/02                       1,940
       4,000            Rockland County, GO, BAN, 2.00%, 02/27/03                        4,009
      10,000            Rome City School District, GO, RAN, 2.63%,
                              06/27/03                                                  10,058
       4,400            Rondout Valley Central School District, TAN, 2.50%,
                              11/15/02                                                   4,408
       2,234            Sandy Creek, New York, Water Systems
                              Improvement, GO, BAN, 1.65%, 08/28/03                      2,235
      10,000            Schenectady City School District, GO, RAN,
                              2.63%, 06/30/03                                           10,048
         955            Sodus Central School District, GO, FGIC, 2.70%,
                              06/15/03                                                     960
       5,500            South Lewis Central School District, GO, BAN,
                              2.00%, 09/10/02                                            5,500
       2,000            Southeast IDA, IDR, Unilock New York, Inc.
                              Project, Rev., FRDO, 1.55%, 09/04/02                       2,000
       3,745            Suffolk County IDA, Civic Facilities, Guide Dog
                              Foundation, Inc., Rev., FRDO, 1.35%, 09/05/02              3,745
       9,900            Suffolk County Water Authority, Rev., BAN,
                              FRDO, 1.25%, 09/04/02                                      9,900
       4,600            Suffolk County Water Authority, Rev., BAN,
                              FRDO, 1.25%, 09/04/02                                      4,600
      15,000            Suffolk County, GO, TAN, 2.50%, 09/10/02                        15,001
       5,286            Syracuse, New York, Ser. A, GO, BAN, 2.25%,
                              02/26/03                                                   5,296
       6,800            Syracuse, New York, Ser. A, GO, BAN, 2.75%,
                              05/09/03                                                   6,834
       4,500            Syracuse, New York, Ser. B, Rev., RAN, 3.00%,
                              06/30/03                                                   4,529
       7,500            Tompkins-Seneca-Tioga Board Of Cooperative
                              Educational Services Sole Supervisory, GO, RAN,
                              2.38%, 06/30/03                                            7,540
      20,000            Triborough Bridge & Tunnel Authority, Floating Rate
                              Trust Receipts, Ser. N-15, Regulation D, Rev.,
                              FRDO, 1.45%, 09/04/02                                     20,000
       4,055            Triborough Bridge & Tunnel Authority, FLOATS,
                              Ser. PA-200, Rev., FRDO, 1.33%, 09/05/02                   4,055
       4,995            Triborough Bridge & Tunnel Authority, FLOATS,
                              Ser. PA-665, Rev., FRDO, 1.33%, 09/05/02                   4,995
      24,790            Triborough Bridge & Tunnel Authority, FLOATS,
                              Ser. PA-948, Rev., FRDO, 1.33%, 09/05/02                  24,790
      18,450            Triborough Bridge & Tunnel Authority, FLOATS,
                              Ser. PT-427, Rev., FRDO, 1.33%, 09/05/02                  18,450

                         See notes to financial statements.

AS OF AUGUST 31, 2002
(AMOUNTS IN THOUSANDS)

   PRINCIPAL
      AMOUNT            ISSUER                                                           VALUE
----------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED
----------------------------------------------------------------------------------------------------
                        New York -- Continued
$      5,930            Triborough Bridge & Tunnel Authority, FLOATS,
                              Ser. SG-41, Rev., FRDO, 1.32%, 09/05/02               $    5,930
      30,250            Triborough Bridge & Tunnel Authority, General
                              Purpose, Ser. B, Rev., FRDO, AMBAC, 1.25%,
                              09/04/02                                                  30,250
       3,400            Triborough Bridge & Tunnel Authority, General
                              Purpose, Ser. C, Rev., FRDO, AMBAC, 1.25%,
                              09/04/02                                                   3,400
      19,700            Triborough Bridge & Tunnel Authority, Special
                              Obligation, Ser. B, Rev., FRDO, FSA, 1.30%,
                              09/04/02                                                  19,700
      19,500            Triborough Bridge & Tunnel Authority, Special
                              Obligation, Ser. D, Rev., FRDO, FSA, 1.25%,
                              09/04/02                                                  19,500
       8,250            Troy City School District, GO, RAN, 2.70%,
                              04/15/03                                                   8,273
      85,600            TSASC, Inc., FLOATS, Ser. PA-797, Rev., FRDO,
                              1.46%, 09/05/02                                           85,600
      10,000            Utica City School District, GO, RAN, 2.63%,
                              06/26/03                                                  10,048
       2,663            Utica City School District, Ser. A, GO, BAN, 2.50%,
                              02/14/03                                                   2,671
       5,000            Utica City School District, Ser. C, GO, BAN, 3.00%,
                              09/27/02                                                   5,001
       1,935            Utica City School District, Ser. C, GO, BAN, 3.00%,
                              07/11/03                                                   1,950
      11,932            Warsaw Central School District, BAN, 2.50%,
                              06/27/03                                                  11,966
       4,865            Wayland-Cohocton Central School District, GO,
                              RAN, 2.75%, 06/13/03                                       4,897
       4,860            Westchester County IDA, Civic Facilities,
                              Community Housing Innovations, Inc., Rev., FRDO,
                              1.35%, 09/05/02                                            4,860
       3,945            Westchester County IDA, Civic Facilities, Northern
                              Westchester Hospital, Rev., FRDO, 1.35%,
                              09/04/02                                                   3,945
       8,000            Westchester County IDA, IDR, Levester
                              Redevelopment Co. LLC, Ser. A, Rev., FRDO,
                              1.35%, 09/05/02                                            8,000
                                                                                     ---------
                                                                                     2,254,653
                        Pennsylvania -- 0.4%
       9,200            Steuben-Allegheny Counties Board Cooperative
                              Educational Services, Sole Supervisory District,
                              Rev., RAN, 2.50%, 06/27/03                                 9,238
                        Puerto Rico -- 0.6%
       2,695            Puerto Rico Commonwealth Highway &
                              Transportation Authority, Ser. II-R-66, Rev., FRDO,
                              MBIA-IBC, 1.31%, 09/05/02                                  2,695

                         See notes to financial statements.

AS OF AUGUST 31, 2002
(AMOUNTS IN THOUSANDS)

   PRINCIPAL
      AMOUNT            ISSUER                                                           VALUE
----------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED
----------------------------------------------------------------------------------------------------
                        Puerto Rico -- Continued
$        360            Puerto Rico Commonwealth, FLOATS, Ser. PA-625,
                              GO, FRDO, AMBAC, 1.27%, 09/05/02                      $      360
         400            Puerto Rico Commonwealth, FLOATS, Ser. PT-1226,
                              FRDO, 1.27%, 09/05/02                                        400
      10,000            Puerto Rico Electric Power Authority, Insurance
                              Trust Receipts, Class F, Rev., FRDO, 1.38%,
                              09/05/02                                                  10,000
                                                                                     ---------
                                                                                        13,455
----------------------------------------------------------------------------------------------------
                        Total Investments -- 100.0%                                 $2,294,290
                        (Cost $2,294,290) *
----------------------------------------------------------------------------------------------------

                         See notes to financial statements.

JPMORGAN TAX FREE MONEY MARKET FUND
Portfolio of Investments

AS OF AUGUST 31, 2002
(AMOUNTS IN THOUSANDS)

      PRINCIPAL
        AMOUNT                   ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- 100.0%
---------------------------------------------------------------------------------------------------------------
                           STATE AND MUNICIPAL OBLIGATIONS -- 100.0%

                           ALABAMA-- 1.2%
$        34,700            Alabama Special Care Facilities Financing Authority,
                              Ascension Health Credit, Ser. B, Rev., FRDO,
                              1.40%, 09/04/02                                                     $      34,700
            900            Alabama Special Care Facilities Financing Authority,
                              Montgomery Hospital, Rev., FRDO, FGIC, 1.24%,
                              09/03/02                                                                      900
          5,000            Birmingham Airport Authority, Municipal Securities
                              Trust Receipts, Ser. SGA-47, Rev., FRDO, MBIA,
                              1.46%, 09/04/02                                                             5,000
          6,500            Decatur IDB, Environmental Facilities, Amoco
                              Chemicals Co. Project, Rev., FRDO, 2.00%,
                              09/03/02                                                                    6,500
          3,000            Infirmary Health System Special Care Financing
                              Authority, Ser. A, Rev., FRDO, 1.35%, 09/05/02                              3,000
         10,000            Mobile County, IDA, PCR, ExxonMobil Project,
                              Rev., FRDO, 1.80%, 09/03/02                                                10,000
          4,000            Selma IDB, IDR, Specialty Minerals Project, Rev.,
                              FRDO, 1.50%, 09/05/02                                                       4,000
          4,800            St. Clair County IDB, IDR, National Cement Co.,
                              Inc. Project II, Rev., FRDO, 2.13%, 09/05/02                                4,800
          1,500            Stevenson IDB, Environmental Improvement, The
                              Mead Corp. Project, Rev., FRDO, 1.95%, 09/03/02                             1,500
          2,100            Stevenson IDB, Environmental Improvement, The
                              Mead Corp. Project, Ser. D, Rev., FRDO, 1.85%,
                              09/03/02                                                                    2,100
         33,000            University of Alabama, Hospital, Ser. B, Rev.,
                              FRDO, AMBAC, 1.33%, 09/04/02                                               33,000
                                                                                                  -------------
                                                                                                        105,500
                           ALASKA -- 1.6%
          6,700            Alaska Housing Finance Corp., Floating Rate Trust
                              Receipts, Ser. L-20, Regulation D, Rev., FRDO,
                              1.50%, 09/04/02                                                             6,700
          2,850            Alaska Housing Finance Corp., Floating Rate Trust
                              Receipts, Ser. L-25, Regulation D, Rev., FRDO,
                              MBIA, 1.50%, 09/04/02                                                       2,850
          7,875            Alaska Housing Finance Corp., Floating Rate Trusts
                              Receipts, Ser. N-13, Regulation D, FRDO, 1.55%,
                              09/04/02                                                                    7,875
          4,280            Alaska Housing Finance Corp., FLOATS, Ser. PT-464,
                              Rev., FRDO, 1.42%, 09/05/02                                                 4,280
         26,175            Alaska Housing Finance Corp., Government
                              Purpose, Ser. A, Rev., FRDO, MBIA, 1.40%,
                              09/05/02                                                                   26,175
          9,900            Alaska Housing Finance Corp., Government
                              Purpose, Ser. B, Rev., FRDO, MBIA, 1.33%,
                              09/05/02                                                                    9,900
          9,900            North Slope Boro, Alaska, Exempt Facilities, BP
                              Exploration Alaska Project, Rev., FRDO, 2.00%,
                              09/03/02                                                                    9,900

                       See notes to financial statements

AS OF AUGUST 31, 2002
(AMOUNTS IN THOUSANDS)

      PRINCIPAL
        AMOUNT                   ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED
---------------------------------------------------------------------------------------------------------------
                           ALASKA -- CONTINUED
$         6,750            Valdez Marine Terminal, BP Pipelines, Inc. Project,
                              Rev., FRDO, 1.90%, 09/03/02                                         $       6,750
          5,580            Valdez, Alaska, Marine Terminal, Exxon Mobile
                              Project, Rev., FRDO, 1.80%, 09/03/02                                        5,580
          4,400            Valdez, Alaska, Marine Terminal, Exxon Pipeline Co.
                              Project, Rev., FRDO, 1.90%, 09/03/02                                        4,400
         10,775            Valdez, Alaska, Marine Terminal, Exxon Pipeline Co.
                              Project, Ser. A, Rev., FRDO, 1.80%, 09/03/02                               10,775
         27,300            Valdez, Alaska, Marine Terminal, Exxon Pipeline Co.
                              Project, Ser. B, Rev., FRDO, 1.80%, 09/03/02                               27,300
         22,900            Valdez, Alaska, Marine Terminal, Exxon Pipeline Co.
                              Project, Ser. C, Rev., FRDO, 1.80%, 09/03/02                               22,900
                                                                                                  -------------
                                                                                                        145,385

                           ARIZONA -- 1.0%
          7,700            Apache County IDA, IDR, Tucson Electrical Power,
                              Springerville, Rev., FRDO, 1.45%, 09/04/02                                  7,700
         10,570            Coconino County Pollution Control Corp., Arizona
                              Public Service Co. Project, Rev., FRDO, 1.85%,
                              09/03/02                                                                   10,570
          7,000            Eagle Tax Exempt Trust, Weekly Option Mode, Salt
                              River Project, FRDO, 1.45%, 09/05/02                                        7,000
         11,295            Maricopa County Community College District,
                              FLOATS, Ser. PA-857, GO, FRDO, 1.42%, 09/05/02                             11,295
          3,840            Maricopa County Public Finance Corp., Floating
                              Rate Certficates, Ser. 511, Rev., FRDO, AMBAC,
                              1.44%, 09/05/02                                                             3,840
          4,890            Pima County IDA, Single Family Mortgage,
                              FLOATS, Ser. PT-111A, Rev., FRDO, 1.48%,
                              09/05/02                                                                    4,890
         10,543            Salt River Project Agricultural Improvement & Power
                              District, Electric Systems, Floating Rate
                              Certificates, Ser. 274, Rev., FRDO, 1.44%,
                              09/05/02                                                                   10,543
         16,000            Salt River Project Agricultural Improvement & Power
                              District, Electric Systems, Salt River Project, Ser. A,
                              Rev., 4.00%, 01/02/03                                                      16,113
            500            Tempe, Arizona, Excise Tax, Rev., FRDO, 1.90%,
                              09/04/02                                                                      500
         17,000            University of Arizona, Main Campus & Research,
                              COP, Ser. A, Rev., FRDO, AMBAC, 1.35%,
                              09/04/02                                                                   17,000
                                                                                                  -------------
                                                                                                         89,451

                           ARKANSAS -- 0.1%
          5,500            Columbia County, Solid Waste Disposal, Albemarle
                              Corp. Project, Rev., FRDO, 1.55%, 09/05/02                                  5,500

                           CALIFORNIA -- 7.7%
            300            California Economic Development Financing
                              Authority, IDR, Standard Abrasives Manufacturing
                              Project, Rev., FRDO, 1.35%, 09/04/02                                          300

                       See notes to financial statements

AS OF AUGUST 31, 2002
(AMOUNTS IN THOUSANDS)

      PRINCIPAL
        AMOUNT                   ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED
---------------------------------------------------------------------------------------------------------------
                           CALIFORNIA -- CONTINUED
$           200            California Economic Development Financing
                              Authority, IDR, Volk Enterprises, Inc. Project, Rev.,
                              FRDO, 1.30%, 09/05/02                                               $         200
         17,000            California Higher Education Loan Authority, Ser. A,
                              Rev., FRDO, 1.80%, 06/02/03                                                17,000
         22,500            California Higher Education Loan Authority, Ser. C,
                              Rev., FRDO, 1.80%, 06/02/03                                                22,500
         17,000            California Higher Education Loan Authority, Ser. E-5,
                              Rev., FRDO, 1.80%, 06/02/03                                                17,000
         14,815            California Housing Finance Agency, FLOATS,
                              Ser. PT-612, Rev., FRDO, 1.37%, 09/05/02                                   14,815
         76,055            California Housing Finance Agency, FLOATS,
                              Ser. PT-614, Rev., FRDO, 1.46%, 09/05/02                                   76,055
         10,000            California Housing Finance Agency, FLOATS,
                              Ser. PT-651C, Rev., FRDO, 1.46%, 09/05/02                                  10,000
         22,400            California Housing Finance Agency, Home
                              Mortgage, Ser. U, Rev., FRDO, MBIA, 1.78%,
                              09/03/02                                                                   22,400
            700            California Housing Finance Agency, Multi-Family
                              Housing, Ser. A, Rev., FRDO, 1.81%, 09/03/02                                  700
          3,200            California Housing Finance Agency, Multi-Family
                              Housing, Ser. C, Rev., FRDO, 1.20%, 09/04/02                                3,200
            100            California PCFA, PCR, Shell Oil Co. Project, Ser. B,
                              Rev., FRDO, 1.85%, 09/03/02                                                   100
          2,400            California PCFA, Resource Recovery, Burney
                              Forest Products Project, Ser. A, Rev., FRDO, 1.81%,
                              09/03/02                                                                    2,400
          1,300            California State, Municipal Securities Trust Receipts,
                              Ser. SGA-55, GO, FRDO, FGIC, 1.35%, 09/04/02                                1,300
         30,000            California State, Ser. A, Rev., RAW, 1.80%,
                              10/25/02                                                                   30,005
         40,000            California State, Ser. B, Rev., RAW, 1.90%,
                              11/27/02                                                                   40,005
         45,000            California State, Ser. B, Rev., RAW, 2.50%,
                              11/27/02                                                                   45,069
        291,800            California State, Ser. C, Rev., RAW, 2.00%,
                              01/30/03                                                                  291,981
          2,800            Colton Redevelopment Agency, Multi-Family
                              Housing, 1985 Issue, Ser. A, Rev., FRDO, 1.15%,
                              09/03/02                                                                    2,800
          1,395            Delano, California, Floating Rate Trust Receipts,
                              COP, Ser. L-38, Regulation D, FRDO, 1.35%,
                              09/04/02                                                                    1,395
          2,980            Glendale, California, Hospital, FLOATS, Ser. 590,
                              Rev., FRDO, MBIA, 1.34%, 09/05/02                                           2,980
          2,800            Hayward, California, Multi-Family Housing,
                              Shorewoood, Ser. A, Rev., FRDO, 1.25%, 09/05/02                             2,800
            100            Irvine, California, Improvement Bond Act of 1915,
                              Assessment District No. 00-18, Ser. A, Special
                              Assessment, FRDO, 1.85%, 09/03/02                                             100

                       See notes to financial statements

AS OF AUGUST 31, 2002
(AMOUNTS IN THOUSANDS)

      PRINCIPAL
        AMOUNT                   ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED
---------------------------------------------------------------------------------------------------------------
                           CALIFORNIA -- CONTINUED
$           489            Irvine, California, Improvement Bond Act of 1915,
                              Assessment District No. 97-16, Rev., FRDO, 1.85%,
                              09/03/02                                                            $         489
            100            Irvine, California, Improvement Bond Act of 1915,
                              Assessment District No. 97-17, Special Assessment,
                              FRDO, 1.85%, 09/03/02                                                         100
          2,600            Livermore, California, Multi-Family Housing, Ser. A,
                              Rev., FRDO, 1.20%, 09/04/02                                                 2,600
          1,700            Lodi, California, Electric Systems, COP, Ser. A,
                              FRDO, MBIA, 1.20%, 09/04/02                                                 1,700
          5,110            Los Angeles County Metropolitan Transportation
                              Authority, Sales Tax, Floating Rate Receipts,
                              Ser. SG-54, FRDO, 1.33%, 09/05/02                                           5,110
         12,340            Los Angeles Regional Airports Improvement Corp.,
                              LAX International Airport, Sublease 2, Rev., FRDO,
                              1.93%, 09/03/02                                                            12,340
          3,600            Los Angeles, California, Community
                              Redevelopment Agency, Multi-Family Housing,
                              Security Building Project, Ser. A, Rev., FRDO,
                              1.30%, 09/05/02                                                             3,600
          1,400            Metropolitan Water District of Southern California,
                              Waterworks, Ser. B-2, Rev., FRDO, 1.20%,
                              09/04/02                                                                    1,400
          3,500            Morgan Hill Unified School District, Floating Rate
                              Receipts, Ser. SG-145, GO, FRDO, FGIC, 1.33%,
                              09/05/02                                                                    3,500
          1,600            Orange County, Apartment Development,
                              Multi-Family Housing, Pointe Niguel Project, Ser. C,
                              Rev., FRDO, 1.20%, 09/05/02                                                 1,600
          9,075            San Francisco City & County Airports Commission,
                              Municipal Securities Trust Receipts, Ser. SG-110,
                              Rev., FRDO, FGIC, 1.80%, 09/05/02                                           9,089
          9,270            San Francisco, City & County, Single Family
                              Mortgage, FLOATS, Ser. PT-563, Rev., FRDO,
                              1.46%, 09/05/02                                                             9,270
         35,875            Southern California Home Financing Authority,
                              Single Family Mortgage, FLOATS, Ser. PT-561, Rev.,
                              FRDO, 1.46%, 09/05/02                                                      35,875
                                                                                                  -------------
                                                                                                        691,778

                           COLORADO -- 1.6%
         10,420            Adams & Arapahoe Joint School District, School
                              District No. 28-J, Ser. II-R-157, GO, FRDO, 1.45%,
                              09/05/02                                                                   10,420
          1,000            Arapahoe County, Capital Improvement Trust,
                              Federal Highway, FLOATS, Ser. PT-437, Rev.,
                              FRDO, ^, 1.46%, 09/05/02                                                    1,000
          7,100            Arapahoe County, Multi-Family Housing, Highline
                              Oaks Apartments, Rev., FRDO, 1.30%, 09/04/02                                7,100
          2,850            Arvada, Colorado, Rev., FRDO, FSA, 1.50%,
                              09/03/02                                                                    2,850

                       See notes to financial statements

AS OF AUGUST 31, 2002
(AMOUNTS IN THOUSANDS)

      PRINCIPAL
        AMOUNT                   ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED
---------------------------------------------------------------------------------------------------------------
                           COLORADO -- CONTINUED
$         4,995            Colorado Department of Transportation, FLOATS,
                              Ser. PA-832, Rev., FRDO, MBIA, 1.42%, 09/05/02                      $       5,001
          1,600            Colorado Housing & Finance Authority, Multi-Family
                              Housing, Diamond Project, Rev., FRDO, 1.35%,
                              09/04/02                                                                    1,600
          6,520            Colorado Springs, Colorado, Utilities, FLOATS,
                              Ser. PT-367, FRDO, 1.44%, 09/05/02                                          6,520
          2,500            Colorado Student Obligation Bond Authority, Senior
                              Lien, Ser. A-3, Rev., FRDO, AMBAC, 1.45%,
                              09/04/02                                                                    2,500
         31,155            Denver City & County, Airport, Floating Rate Trust
                              Certificates, Ser. 153, Rev., FRDO, MBIA, 1.85%,
                              09/05/02                                                                   31,155
          5,000            Denver City & County, Airport, Floating Rate Trust
                              Certificates, Ser. N-12, Regulation D, Rev., FRDO,
                              FGIC, 1.55%, 09/04/02                                                       5,000
         18,695            Denver City & County, Airport, Municipal Securities
                              Trust Receipts, Ser. SGA-18, Rev., FRDO, MBIA,
                              1.46%, 09/04/02                                                            18,724
         14,315            Denver City & County, FLOATS, Ser. PA-733,
                              COP, FRDO, AMBAC, 1.42%, 09/05/02                                          14,330
         10,000            Douglas County, Multi-Family Housing, Autumn
                              Chase Project, Rev., FRDO, 1.40%, 09/05/02                                 10,000
         13,100            E-470 Public Highway Authority, Vehicle
                              Registration Fee, Rev., FRDO, MBIA, 1.40%,
                              09/04/02                                                                   13,100
          8,370            Platte River Power Authority, FLOATS, Ser. PA-729-R,
                              Rev., FRDO, 1.42%, 09/05/02                                                 8,370
          5,000            Regional Transportation District, Transit Vehicles
                              Project, COP, Ser. A, FRDO, AMBAC, 1.40%,
                              09/05/02                                                                    5,000
          5,200            Smith Creek Metropolitan District, Rev., FRDO,
                              1.45%, 09/05/02                                                             5,200
                                                                                                  -------------
                                                                                                        147,870

                           DELAWARE -- 0.3%
          7,000            Delaware River & Bay Authority, Ser. B, Rev.,
                              FRDO, AMBAC, 1.25%, 09/05/02                                                7,000
         21,755            Delaware State Economic Development Authority,
                              Hospital Billing & Collections, Ser. C, Rev., FRDO,
                              AMBAC, 1.40%, 09/04/02                                                     21,755
                                                                                                  -------------
                                                                                                         28,755

                           DISTRICT OF COLUMBIA -- 3.6%
          1,620            District of Columbia Housing Finance Agency,
                              Floating Rate Trust Receipts, Ser. L-1, Regulation D,
                              Rev., FRDO, 1.55%, 09/04/02                                                 1,620
         11,365            District of Columbia Housing Finance Agency,
                              FLOATS, Ser. PT-1380, Rev., FRDO, 1.42%,
                              09/05/02                                                                   11,365
          8,225            District of Columbia Housing Finance Agency,
                              FLOATS, Ser. PT-1381, Rev., FRDO, 1.42%,
                              09/05/02                                                                    8,225

                       See notes to financial statements

AS OF AUGUST 31, 2002
(AMOUNTS IN THOUSANDS)

      PRINCIPAL
        AMOUNT                   ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED
---------------------------------------------------------------------------------------------------------------
                           DISTRICT OF COLUMBIA -- CONTINUED
$         3,165            District of Columbia Housing Finance Agency,
                              Multi-Family Housing, Trenton Park Apartments
                              Project, Rev., FRDO, 1.60%, 09/05/02                                 $      3,165
          5,970            District of Columbia Water & Sewer Authority,
                              Public Utilities, FLOATS, Ser. PT-373, Rev., FRDO,
                              FSA, 1.42%, 09/05/02                                                        5,970
         28,900            District of Columbia, American University Issue,
                              Rev., FRDO, AMBAC, 1.40%, 09/04/02                                         28,900
         12,000            District of Columbia, American University, Ser. A,
                              Rev., FRDO, AMBAC, 1.40%, 09/04/02                                         12,000
          7,500            District of Columbia, Enterprise Zone, House on F
                              Street Project, Rev., FRDO, 1.50%, 09/05/02                                 7,500
         41,335            District of Columbia, George Washington
                              University, Ser. C, Rev., FRDO, MBIA, 1.40%,
                              09/04/02                                                                   41,335
          2,420            District of Columbia, National Children's Center,
                              Inc., Rev., FRDO, 1.40%, 09/05/02                                           2,420
          3,500            District of Columbia, National Public Radio Issue,
                              Rev., ^, 7.70%, 01/02/03                                                    3,630
         13,705            District of Columbia, Pooled Loan Program, Ser. A,
                              Rev., FRDO, 1.40%, 09/05/02                                                13,705
         26,980            District of Columbia, Ser. A, GO, FRDO, FSA,
                              1.40%, 09/04/02                                                            26,980
         55,595            District of Columbia, Ser. B, GO, FRDO, FSA,
                              1.40%, 09/04/02                                                            55,595
         20,000            District of Columbia, Ser. C, GO, FRDO, FGIC,
                              1.40%, 09/04/02                                                            20,000
         10,000            District of Columbia, Ser. D, GO, FRDO, FGIC,
                              1.40%, 09/04/02                                                            10,000
          7,690            District of Columbia, Smithsonian Museum, Ser. B,
                              Rev., FRDO, 1.35%, 09/05/02                                                 7,690
         14,500            Eagle Tax Exempt Trust, Weekly Option Mode,
                              District of Columbia, Water & Sewer, Ser. 3, Class 7,
                              Rev., #, FRDO, 1.45%, 09/05/02                                             14,500
          6,155            Eagle Tax Exempt Trust, Weekly Option Mode,
                              District of Columbia, Water & Sewer, Ser. 98-5202, #,
                              FRDO, 1.45%, 09/05/02                                                       6,155
         30,000            Metropolitan Washington Airports Authority, Ser. C,
                              Rev., FRDO, FSA, 1.40%, 09/04/02                                           30,000
         15,000            Washington D.C. Water Authority, 1.40%,
                              11/08/02                                                                   15,000
                                                                                                  -------------
                                                                                                        325,755

                           FLORIDA -- 3.3%
         11,880            AMT-Sunshine State Local Development Authority,
                              1.70%, 09/09/02                                                            11,880
          1,150            Collier County, Health Facilities Authority, The
                              Moorings, Inc. Project, Rev., FRDO, 1.35%,
                              09/04/02                                                                    1,150
          2,595            Dade County Housing Finance Authority,
                              Multi-Family Housing, Kendall Court Apartments,
                              Ser. 4, Rev., FRDO, 1.40%, 09/05/02                                         2,595

                       See notes to financial statements

AS OF AUGUST 31, 2002
(AMOUNTS IN THOUSANDS)

      PRINCIPAL
        AMOUNT                   ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED
---------------------------------------------------------------------------------------------------------------
                           FLORIDA -- CONTINUED
$         1,920            Dade County Housing Finance Authority,
                              Multi-Family Housing, Star Creek Apartments,
                              Ser. 3, Rev., FRDO, 1.40%, 09/05/02                                 $       1,920
          5,620            Escambia County Housing Finance Authority, Single
                              Family Mortgage, FLOATS, Ser. PT-1228, Rev.,
                              FRDO, MBIA, 1.40%, 09/05/02                                                 5,620
          5,275            Florida Housing Finance Agency, Multi-Family
                              Housing, Banyon, Ser. L, Rev., FRDO, 1.31%,
                              09/04/02                                                                    5,275
          5,135            Florida Housing Finance Agency, Multi-Family

                              Housing, Ser. AA, Rev., FRDO, 1.40%, 09/04/02                               5,135
          6,840            Florida Housing Finance Corp., Multi-Family
                              Housing, Island Club Project, Ser. A, Rev., FRDO,
                              1.45%, 09/05/02                                                             6,840
         12,266            Florida Local Government Authority, 1.30%,
                              09/03/02                                                                   12,266
          7,000            Florida State Board of Education, Capital Outlay,
                              FLOATS, Ser. PT-1223, GO, FRDO, 1.42%,
                              09/05/02                                                                    7,000
          5,370            Florida State Division of Bond Finance, General
                              Services, FLOATS, Ser. PA-967, 1.34%, 09/05/02                              5,370
          5,295            Florida State, FLOATS, Ser. PA-511, GO, FRDO,
                              1.42%, 09/05/02                                                             5,295
         15,000            Fort Lauderdale, Florida, Pine Crest Prep School
                              Project, Rev., FRDO, FSA, 1.40%, 09/05/02                                  15,000
          4,790            Gulf Breeze, Florida, Local Government Loan
                              Program, Floating Rate Trust Receipts, Ser. B, Rev.,
                              FRDO, FGIC, 1.35%, 09/05/02                                                 4,790
          8,705            Jacksonville Electric Authority, Municipal Securities
                              Trust Receipts, Ser. SGA-17, Rev., FRDO, 1.44%,
                              09/04/02                                                                    8,705
          9,055            Jacksonville Electric Authority, Ser. II-R-119,
                              Special Obligation, FRDO, 1.45%, 09/05/02                                   9,055
          4,995            Jacksonville Electric Authority, Ser. II-R-120, Rev.,
                              FRDO, 1.45%, 09/05/02                                                       4,995
          1,000            Jacksonville Health Facilities Authority, River
                              Garden Project, Rev., FRDO, 1.35%, 09/05/02                                 1,000
          8,000            Kissimee, Florida, Utilities, GO, 1.30%, 10/01/02                              8,000
          4,000            Kissimee, Florida, Utilities, GO, 1.30%, 10/08/02                              4,000
          2,990            Miami Health Facilities Authority, Mercy Hospital
                              Project, Rev., FRDO, 1.35%, 09/04/02                                        2,990
         13,500            Miami-Dade County IDA, IDR, Airis Miami LLC
                              Project, Ser. A, Rev., FRDO, AMBAC, 1.40%,
                              09/05/02                                                                   13,500
          6,000            Miami-Dade County, Miami Aviation, Floating Rate
                              Receipts, Ser. SG-141, Rev., FRDO, FGIC, 1.42%,
                              09/05/02                                                                    6,000
          6,700            Nassau County, PCR, Private Activity, Rayonier,
                              Rev., FRDO, 1.25%, 09/04/02                                                 6,700

                       See notes to financial statements

AS OF AUGUST 31, 2002
(AMOUNTS IN THOUSANDS)

      PRINCIPAL
        AMOUNT                   ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED
---------------------------------------------------------------------------------------------------------------
                           FLORIDA -- CONTINUED
$         2,595            Orange County Housing Finance Authority, Floating
                              Rate Trust Receipts, Ser. N-6, Regulation D, Rev.,
                              FRDO, 1.50%, 09/04/02                                               $       2,595
          2,880            Orange County Housing Finance Authority,
                              FLOATS, Ser. PT-558, Rev., FRDO, 1.46%,
                              09/05/02                                                                    2,880
          4,900            Orange County Housing Finance Authority,
                              Multi-Family Housing, Regal Pointe Apartments,
                              Ser. A, Rev., FRDO, 1.31%, 09/05/02                                         4,900
         15,000            Orlando Utilities Commission, Water & Electric,
                              Ser. A, Rev., FRDO, 1.30%, 09/04/02                                        15,000
         49,400            Palm Beach County School Board, COP, Ser. B,
                              FRDO, FSA, 1.30%, 09/05/02                                                 49,400
          3,000            St. Johns County IDA, Health Care, Glenmoor St.
                              Johns Project, Ser. C, Rev., FRDO, 1.35%,
                              09/04/02                                                                    3,000
         35,890            Sunshine Local Government Authority, 1.35%,
                              09/09/02                                                                   35,890
          7,000            Tampa, Florida, Occupational License Tax, Ser. B,
                              Rev., FRDO, FGIC, 1.30%, 09/04/02                                           7,000
          7,200            University Athletic Association, Inc., Florida Capital
                              Improvement, University of Florida Stadium Project,
                              Rev., FRDO, 1.90%, 09/03/02                                                 7,200
          4,300            University of North Florida Foundation, Inc.,
                              Parking System, Rev., FRDO, 1.45%, 09/05/02                                 4,300
          3,600            West Orange Healthcare District, Ser. B, Rev.,
                              FRDO, 1.35%, 09/05/02                                                       3,600
                                                                                                  -------------
                                                                                                        290,846

                           GEORGIA -- 3.0%
          6,135            Atlanta Urban Residential Finance Authority,
                              Multi-Family Housing, The Park at Lakewood, Rev.,
                              FRDO, 1.50%, 09/05/02                                                       6,135
          6,000            Atlanta, Georgia, FRDO, 1.45%, 09/05/02                                        6,000
         19,900            Atlanta, Georgia, Water & Wastewater, Ser. B,
                              Rev., FRDO, FSA, 1.30%, 09/05/02                                           19,900
            400            Atlanta, Georgia, Water & Wastewater, Ser. C,
                              Rev., FRDO, FSA, 1.85%, 09/03/02                                              400
          7,160            Clayton County Housing Authority, Multi-Family
                              Housing, Chateau Forest Apartments, Ser. E, Rev.,
                              FRDO, FSA, 1.40%, 09/04/02                                                  7,160
          5,000            Cobb County, GO, TAN, 2.50%, 12/31/02                                          5,010
         12,850            De Kalb County Housing Authority, Multi-Family
                              Housing, Robins Landing Project, Rev., FRDO,
                              1.46%, 09/05/02                                                            12,850
            900            Fulton County Development Authority, Arthritis
                              Foundation, Inc. Project, Rev., FRDO, 1.40%,
                              09/04/02                                                                      900
          1,825            Fulton County Development Authority, Morehouse
                              College Project, Rev., FRDO, 1.35%, 09/04/02                                1,825
         57,202            Georgia Municipal Association, Inc., Pooled Bond,
                              COP, FRDO, MBIA, 1.40%, 09/05/02                                           57,202

                       See notes to financial statements

AS OF AUGUST 31, 2002
(AMOUNTS IN THOUSANDS)

      PRINCIPAL
        AMOUNT                   ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED
---------------------------------------------------------------------------------------------------------------
                           GEORGIA -- CONTINUED
$        43,350            Georgia State Road and Thruway Authority, Rev.,
                              BAN, 2.75%, 11/20/02                                                $      43,350
          8,015            Georgia State, Floating Rate Certificates, Ser. 213,
                              GO, FRDO, 1.44%, 09/05/02                                                   8,015
         10,095            Georgia State, FLOATS, Ser. PT-374, FRDO,
                              1.39%, 09/05/02                                                            10,095
          2,000            Glynn-Brunswick Memorial Hospital Authority,
                              Anticipation Certificates, Southeast Georgia Project,
                              Rev., FRDO, MBIA, 1.30%, 09/04/02                                           2,000
          4,770            Griffin-Spalding County Development Authority,
                              Industrial Development, Norcom, Inc. Project, Rev.,
                              FRDO, 1.46%, 09/05/02                                                       4,770
          6,000            Gwinnett County Development Authority, Civic &
                              Cultural Center Project, Rev., FRDO, 1.30%,
                              09/04/02                                                                    6,000
         10,000            Gwinnett County Hospital Authority, Gwinnett
                              Hospital Systems, Inc. Project, Rev., RAN, FRDO,
                              1.40%, 09/04/02                                                            10,000
         30,000            Metropolitan Atlanta Rapid Transportation Authority,
                              Sales Tax, Ser. B, Rev., FRDO, 1.30%, 09/04/02                             30,000
          9,850            Municipal Electric Authority of Georgia, Project One,
                               Ser. B, Rev., FRDO, FSA, 1.25%, 09/04/02                                   9,850
          8,700            Municipal Electric Authority of Georgia, Sub Ser. B,
                              Rev., FRDO, 1.25%, 09/04/02                                                 8,700
         13,400            Private Colleges & Universities Facilities Authority,
                              Emory University, Ser. B, Rev., FRDO, 1.25%,
                              09/04/02                                                                   13,400
                                                                                                  -------------
                                                                                                        263,562

                           HAWAII -- 0.5%
          1,225            Hawaii State Housing Finance & Development
                              Corp., Single Family Mortgage, FLOATS,
                              Ser. PA-73A, 1.52%, 09/05/02                                                1,225
          7,800            Hawaii State Housing Finance & Development
                              Corp., Single Family Mortgage, FLOATS,
                              Ser. PT-574, 1.72%, 07/10/03                                                7,800
         19,790            Hawaii State, Highway Revenue, FLOATS,
                              Ser. PT-1058, FRDO, 1.42%, 09/05/02                                        19,790
          1,000            Honolulu City & County, Ser. A, GO, FRDO, 1.30%,
                              09/04/02                                                                    1,000
          5,150            Honolulu City & County, Ser. A, GO, FRDO, 1.30%,
                              09/04/02                                                                    5,150
          6,000            Honolulu City & County, Ser. C, GO, FRDO, FGIC,
                              2.85%, 12/04/02                                                             6,040
                                                                                                  -------------
                                                                                                         41,005

                           IDAHO -- 0.3%
         10,500            Idaho Housing & Finance Association, Single Family
                              Mortgage, Ser. C, Class 1, Rev., FRDO, 1.50%,
                              09/04/02                                                                   10,500
          9,500            Idaho Housing & Finance Association, Single Family
                              Mortgage, Ser. C, Rev., FRDO, 1.50%, 09/04/02                               9,500

                       See notes to financial statements

AS OF AUGUST 31, 2002
(AMOUNTS IN THOUSANDS)

      PRINCIPAL
        AMOUNT                   ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED
---------------------------------------------------------------------------------------------------------------
                           IDAHO -- CONTINUED
$         3,750            Idaho Housing & Finance Association, Single Family
                              Mortgage, Ser. F-1, Class 1, Rev., FRDO, 1.50%,
                              09/04/02                                                            $       3,750
                                                                                                  -------------
                                                                                                         23,750

                           ILLINOIS -- 6.6%
          9,850            ABN AMRO Munitops Certificate Trust, Ser.
                              2001-10, GO, FRDO, MBIA, 1.65%, 11/25/02                                    9,850
         10,945            ABN AMRO Munitops Certificate Trust, Ser.
                              2001-27, Rev., FRDO, FSA, 1.54%, 09/04/02                                  10,945
          9,995            ABN AMRO Munitops Certificate Trust, Ser. 2002-3,
                              Rev., FRDO, 1.54%, 09/04/02                                                 9,995
         10,000            Chicago Board of Education, FLOATS, Ser. SG-103,
                              FRDO, 1.42%, 09/03/02                                                      10,000
         34,950            Chicago Housing Authority, Capital Improvement
                              Program, Floating Rate Trust Receipts, Ser. L-40,
                              Regulation D, Rev., FRDO, 1.50%, 09/04/02                                  34,950
         33,125            Chicago Metropolitan Water Reclamation District,
                              Ser. A, GO, FRDO, 1.30%, 09/04/02                                          33,125
         52,400            Chicago O'Hare International Airport, ACES, General
                              Airport Second Lien, Ser. A, Rev., FRDO, 1.36%,
                              09/04/02                                                                   52,400
          3,865            Chicago O'Hare International Airport, ACES, General
                              Airport Second Lien, Ser. B, Rev., FRDO, 1.28%,
                              09/04/02                                                                    3,865
          6,600            Chicago O'Hare International Airport, ACES, General
                              Airport Second Lien, Ser. B, Rev., FRDO, 1.36%,
                              09/04/02                                                                    6,600
          2,500            Chicago O'Hare International Airport, American
                              Airlines Project, Special Facilities, Rev., FRDO,
                              2.00%, 09/03/02                                                             2,500
         20,000            Chicago School Finance Authority, Ser. A, GO,
                              MBIA, 4.70%, 06/01/03                                                      20,457
          5,800            Chicago, Illinois, Equipment Notes, GO, FRDO,
                              2.10%, 10/02/02                                                             5,800
          5,000            Chicago, Illinois, IDR, Elston Block Co. Project,
                              Rev., FRDO, 1.46%, 09/05/02                                                 5,000
         19,540            Chicago, Illinois, Midway Airport, Floating Rate
                              Receipts, Ser. SG-97, Rev., FRDO, MBIA, 1.42%,
                              09/05/02                                                                   19,540
          6,475            Chicago, Illinois, Multi-Family Housing, Barbara
                              Jean Wright Apartments, Ser. A, Rev., FRDO,
                              1.46%, 09/05/02                                                             6,475
         20,000            Chicago, Illinois, Municipal Securities Trust
                              Receipts, Ser. SGA-99, GO, FRDO, FGIC, 1.46%,
                              09/04/02                                                                   20,000
         12,000            Chicago, Illinois, Ser. B, GO, FRDO, FGIC, 1.38%,
                              09/05/02                                                                   12,000
          9,240            Chicago, Illinois, Single Family Mortgage, FLOATS,
                              Ser. PT-555, Rev., FRDO, 1.48%, 09/05/02                                    9,240
         19,790            Chicago, Illinois, Tender Notes, GO, FRDO, 1.75%,
                              12/05/02                                                                   19,790

                       See notes to financial statements

AS OF AUGUST 31, 2002
(AMOUNTS IN THOUSANDS)

      PRINCIPAL
        AMOUNT                   ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED
---------------------------------------------------------------------------------------------------------------
                           ILLINOIS -- CONTINUED
$         6,500            Chicago, Illinois, Tender Notes, GO, FRDO, 1.90%,
                              10/31/02                                                            $       6,500
          8,570            Cook County Township High School District No. 211,
                              Palatine-Schaumb, GO, 3.00%, 12/02/02                                       8,590
          3,215            Cook County, Floating Rate Certificates, Ser. 403,
                              GO, FRDO, FGIC, 1.44%, 09/05/02                                             3,215
         10,120            Cook County, FLOATS, Ser. PA-856, GO, FRDO,
                              FGIC, 1.42%, 09/05/02                                                      10,120
          3,885            Cook County, Municipal Trust Receipts, Ser. SG-7,
                              1.46%, 09/05/02                                                             3,885
         10,000            Eagle Tax Exempt Trust, Class A, Rev., FRDO,
                              MBIA, 1.45%, 09/05/02                                                      10,000
          7,055            Franklin Park, Illinois, Municipal Securities Trust
                              Receipts, Ser. SGB-14, GO, FRDO, AMBAC, 1.45%,
                              09/05/02                                                                    7,055
          3,600            Illinois Development Finance Authority, American
                              Youth Hostels Project, Rev., FRDO, 1.40%,
                              09/05/02                                                                    3,600
         17,900            Illinois Development Finance Authority, Chicago
                              Symphony Orchestra, Ser. C, Rev., FRDO, 1.35%,
                              09/04/02                                                                   17,900
          2,805            Illinois Development Finance Authority, IDR, CFC
                              International, Inc. Project, Rev., FRDO, 1.46%,
                              09/05/02                                                                    2,805
          4,485            Illinois Development Finance Authority, IDR, CHS
                              Acquisition Corp. Project, Rev., FRDO, 1.46%,
                              09/05/02                                                                    4,485
          1,630            Illinois Development Finance Authority, IDR,
                              Toughy LTD Partnership Project, Rev., FRDO,
                              1.46%, 09/04/02                                                             1,630
          1,300            Illinois Development Finance Authority, Residential
                              Rental, Rev., FRDO, 1.40%, 09/04/02                                         1,300
         13,540            Illinois Educational Facilities Authority, University
                              Pooled Financing Program, Rev., FRDO, FGIC,
                              1.40%, 09/04/02                                                            13,540
          6,895            Illinois Educational Facilities Authortiy, FLOATS,
                              Ser. PA-896, Rev., FRDO, 1.42%, 09/05/02                                    6,895
          4,600            Illinois Health Facilities Authority, Carle Foundation,
                              Rev., FRDO, AMBAC, 1.40%, 09/04/02                                          4,600
         10,530            Illinois Health Facilities Authority, Floating Rate
                              Trust Receipts, Ser. L-26, Regulation D, Rev., ^,
                              FRDO, 1.50%, 09/04/02                                                      10,530
          5,000            Illinois Health Facilities Authority, Health Care
                              Systems, Rev., FRDO, 1.75%, 09/03/02                                        5,000
         25,000            Illinois Health Facilities Authority, Herman M. Finch
                              University of Health, Rev., FRDO, 1.40%, 09/04/02                          25,000
          9,145            Illinois Health Facilities Authority, St. Lukes Medical
                              Center Obligation, Ser. B, Rev., FRDO, MBIA,
                              1.40%, 09/04/02                                                             9,145
         13,900            Illinois Health Facilities Authority, Swedish
                              Covenant Hospital Project, Rev., FRDO, AMBAC,
                              1.33%, 09/04/02                                                            13,900

                       See notes to financial statements

AS OF AUGUST 31, 2002
(AMOUNTS IN THOUSANDS)

      PRINCIPAL
        AMOUNT                   ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED
---------------------------------------------------------------------------------------------------------------
                           ILLINOIS -- CONTINUED
$        19,600            Illinois Health Facilities Authority, Swedish
                              Covenant Hospital Project, Ser. A, Rev., FRDO,
                              AMBAC, 1.33%, 09/04/02                                              $      19,600
          3,350            Illinois Housing Development Authority, Floating
                              Rate Trust Receipts, Ser. L-19, Regulation D, Rev.,
                              FRDO, 1.55%, 09/04/02                                                       3,350
          7,600            Illinois Housing Development Authority, Multi-Family
                              Housing, Camelot, Rev., FRDO, MBIA, 1.38%,
                              09/04/02                                                                    7,600
         10,480            Illinois Housing Development Authority, Multi-Family
                              Housing, Lakeshore Plaza, Ser. A, Rev., FRDO,
                              MBIA, 1.40%, 09/04/02                                                      10,480
         12,900            Illinois State Toll Highway Authority, Ser. B, Rev.,
                              FRDO, MBIA, 1.30%, 09/04/02                                                12,900
          8,000            Illinois State, 1st Ser., GO, 3.00%, 11/01/02                                  8,013
         10,465            Illinois State, FLOATS, Ser. PT-379, GO, FRDO,
                              MBIA, 1.42%, 09/05/02                                                      10,465
          2,075            Illinois State, Municipal Securities Trust Receipts,
                              Ser. SGA-103, GO, FRDO, 1.80%, 09/03/02                                     2,075
          3,255            Illinois State, Sales Tax, Municipal Securities Trust
                              Certificates, Ser. SG-9, 1.42%, 09/05/02                                    3,255
          7,015            Independence IDA, Multi-Family Housing, FLOATS,
                              Ser. PT-314, FRDO, 1.42%, 09/05/02                                          7,015
          2,570            Lake County, IDR, A.L. Hansen Manufacturing Co.
                              Project, Rev., FRDO, 1.40%, 09/05/02                                        2,570
          1,990            Libertyville, Illinois, IDR, Libertyville Manor Project,
                              Rev., FRDO, 1.50%, 09/05/02                                                 1,990
          3,100            Madison County Environmental Improvement, Shell
                              Wood River Refining, Rev., FRDO, 2.00%,
                              09/03/02                                                                    3,100
         10,000            Regional Transportation Authority, FLOATS, Ser.
                              SG-82, FRDO, 1.42%, 09/05/02                                               10,000
          9,600            University of Illinois, Health Services Facilities
                              System, Ser. B, Rev., FRDO, 1.40%, 09/04/02                                 9,600
         12,875            Will County, Environmental Facilities, Exxon-Mobil
                              Corp. Project, Rev., FRDO, 1.90%, 09/03/02                                 12,875
                                                                                                  -------------
                                                                                                        587,115

                           INDIANA -- 1.7%
          6,430            Danville Multi-School Building Corp., FLOATS, Ser.
                              PT-1483, Rev., FRDO, FSA, 1.42%, 09/05/02                                   6,430
          5,000            DeKalb County Economic Development, New
                              Process Steel Project, Rev., FRDO, 1.55%,
                              09/05/02                                                                    5,000
          4,995            Indiana Bond Bank, Ser. II-R-117, Rev., FRDO,
                              1.45%, 09/05/02                                                             4,995
         20,000            Indiana Health Facility Financing Authority,
                              Ascension Health Credit Group, Ser. A-1, Rev.,
                              FRDO, 1.83%, 09/04/02                                                      20,000
         40,000            Indiana Health Facility Financing Authority,
                              Ascension Health Credit Group, Ser. A-4, Rev.,
                              FRDO, 1.80%, 03/04/03                                                      40,000

                       See notes to financial statements

AS OF AUGUST 31, 2002
(AMOUNTS IN THOUSANDS)

      PRINCIPAL
        AMOUNT                   ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED
---------------------------------------------------------------------------------------------------------------
                           INDIANA -- CONTINUED
$         1,900            Indiana Health Facility Financing Authority,
                              Ascension Health Credit Group, Ser. B, Rev.,
                              FRDO, 1.40%, 09/04/02                                                $      1,900
          2,485            Indiana Health Facility Financing Authority,
                              Community Hospitals Project, Ser. A, Rev., FRDO,
                              1.40%, 09/05/02                                                             2,485
          1,100            Indiana Secondary Market Educational Loans, Inc.,
                              Ser. B, Rev., FRDO, AMBAC, 1.40%, 09/04/02                                  1,100
          6,665            Indiana State Office Building Commission, Capital
                              Complex, FLOATS, Ser. PT-381, 1.42%, 09/05/02                               6,665
         10,000            Indiana Transportation Finance Authority, Municipal
                              Securities Trust Receipts, Ser. SGA-113, Rev.,
                              FRDO, 1.80%, 09/03/02                                                      10,000
          6,240            Indiana Transportation Finance Authority,
                              Ser. II-R-118, Rev., FRDO, 1.45%, 09/05/02                                  6,240
          8,850            Indianapolis Airport Authority, Floating Rate Trust
                              Receipts, Ser. C-7, Regulation D, Rev., FRDO,
                              1.65%, 09/04/02                                                             8,850
          9,995            Indianapolis Local Public Improvement Bond Bank,
                              FLOATS, Ser. PT-382, Rev., FRDO, 1.42%,
                              09/05/02                                                                    9,995
            520            Lafayette, Indiana, Economic Development, Health
                              Quest Realty XI Project, Rev., FRDO, 1.47%,
                              09/05/02                                                                      520
         10,100            Monroe County Hospital Authority, Rev., FRDO,
                              MBIA, 1.35%, 09/04/02                                                      10,100
            340            Muncie, Indiana, Economic Development, Health
                              Quest Realty Project, Rev., FRDO, 1.47%,
                              09/05/02                                                                      340
          6,585            Purdue University, FLOATS, Ser. PA-760, Rev.,
                              FRDO, 1.42%, 09/05/02                                                       6,585
          5,100            St. Joseph County, Indiana Educational Facilities,
                              University of Notre Dame Du Lac Project, Rev.,
                              FRDO, 1.95%, 09/03/02                                                       5,100
          6,000            Whiting, Indiana, Environmental Facilities, Amoco
                              Oil Co. Project, Rev., FRDO, 2.00%, 09/03/02                                6,000
                                                                                                  -------------
                                                                                                        152,305

                           IOWA -- 0.1%
          1,500            City of Des Moines, Iowa, Airport, 1.80%, 10/07/02                             1,500
          1,000            City of Des Moines, Iowa, Airport, 1.85%, 10/07/02                             1,000
          3,900            City of Des Moines, Iowa, Airport, 1.85%, 10/07/02                             3,900
                                                                                                  -------------
                                                                                                          6,400

                           KANSAS -- 1.0%
         43,100            Burlington, Kansas, PCR, Floating Rate Trust
                              Receipts, Ser. 2002-L3, Rev., FRDO, MBIA, 1.50%,
                              09/04/02                                                                   43,100
         18,000            Kansas State Department of Transportation,
                              Highway, Ser. C-1, Rev., FRDO, 1.40%, 09/04/02                             18,000
         15,000            Kansas State Department of Transportation,
                              Highway, Ser. C-2, Rev., FRDO, 1.40%, 09/04/02                             15,000

                       See notes to financial statements

AS OF AUGUST 31, 2002
(AMOUNTS IN THOUSANDS)

      PRINCIPAL
        AMOUNT                   ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED
---------------------------------------------------------------------------------------------------------------
                           KANSAS -- CONTINUED
$         9,780            Overland Park, Kansas, Floating Rate Receipts,
                              Ser. SG-155, FRDO, 1.42%, 09/05/02                                  $       9,780
          1,600            Wichita, Kansas, Hospital Facilities Improvement,
                              Riverside, Ser. IV, Rev., FRDO, 1.45%, 09/05/02                             1,600
                                                                                                  -------------
                                                                                                         87,480

                           KENTUCKY -- 0.4%
          9,100            Jeffersontown, Kentucky, Lease Program,
                              Kentucky League of Cities Funding Trust, Rev.,
                              FRDO, 1.36%, 09/04/02                                                       9,100
          2,440            Kentucky Development Finance Authority, Pooled
                              Loan Program, Ser. A, Rev., FRDO, FGIC, 1.35%,
                              09/05/02                                                                    2,440
          4,025            Kentucky Higher Education Student Loan Corp.,
                              FLOATS, Ser. PT-441, Rev., FRDO, 1.52%,
                              09/05/02                                                                    4,025
          7,020            Kentucky State Property & Buildings Commission,
                              FLOATS, Ser. PA-875, Rev., FRDO, 1.42%,
                              09/05/02                                                                    7,020
         15,000            Louisville & Jefferson County Metropolitan Sewer
                              District, Sewer & Drain Systems, Floating Rate
                              Receipts, Ser. SG-132, Rev., FRDO, FGIC, 1.42%,
                              09/05/02                                                                   15,000
                                                                                                  -------------
                                                                                                         37,585

                           LOUISIANA -- 1.6%
          7,000            Ascension Parish, Louisiana, PCR, Borden, Inc.
                              Project, Rev., FRDO, 1.33%, 09/04/02                                        7,000
          7,400            East Baton Rouge Parish, PCR, Exxon Corp.
                              Project, Rev., FRDO, 1.80%, 09/03/02                                        7,400
          5,650            East Baton Rouge Parish, Solid Waste Disposal
                              Authority, Exxon Corp. Project, Rev., FRDO, 1.90%,
                              09/03/02                                                                    5,650
          2,155            Iberia Parish IDB, IDR, Cuming Insulation Corp.
                              Project, Rev., FRDO, 1.50%, 09/05/02                                        2,155
          3,995            Jefferson Parish Home Mortgage Authority, Single
                              Family Mortgage, FLOATS, Ser. PT-492, Rev.,
                              FRDO, 1.52%, 09/05/02                                                       3,995
          3,000            Lake Charles Harbor & Terminal District, District
                              Dock & Wharf, Conoco, Inc. Project, Rev., FRDO,
                              1.50%, 09/04/02                                                             3,000
          1,800            Louisiana Housing Finance Agency, Floating Rate
                              Trust Receipts, Ser. A-52, Regulation D, 1.55%,
                              09/04/02                                                                    1,800
          5,365            Louisiana Housing Finance Agency, FLOATS,
                              Ser. PT-1340, Rev., FRDO, 1.53%, 09/05/02                                   5,365
         11,810            Louisiana Public Facilities Authority, 1.30%,
                              09/03/02                                                                   11,810
         21,000            Louisiana Public Facilities Authority, 1.30%,
                              10/02/02                                                                   21,000
         20,000            Louisiana Public Facilities Authority, 1.30%,
                              10/15/02                                                                   20,000

                       See notes to financial statements

AS OF AUGUST 31, 2002
(AMOUNTS IN THOUSANDS)

      PRINCIPAL
        AMOUNT                   ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED
---------------------------------------------------------------------------------------------------------------
                           LOUISIANA -- CONTINUED
$        18,150            Louisiana Public Facilities Authority, IDB, Kenner
                              Hotel LTD, Rev., FRDO, 1.85%, 09/03/02                              $      18,150
          9,525            Louisiana Public Facilities Authority, LSU Alumni
                              Association Project, Rev., FRDO, 1.41%, 09/05/02                            9,525
         11,700            Louisiana Public Facilities Authority, Tiger Athletic
                              Foundation Project, Rev., FRDO, 1.41%, 09/05/02                            11,700
         11,170            Louisiana State, Floating Rate Certificates,
                              Ser. 217, GO, FRDO, MBIA, 1.44%, 09/05/02                                  11,170
            235            New Orleans Aviation Board, Ser. C, GO, FRDO,
                              MBIA, 1.35%, 09/04/02                                                         235
          4,000            South Louisiana Port Commission, Marine Terminal
                              Facilities, Occidental Petroleum, Rev., FRDO,
                              1.40%, 09/04/02                                                             4,000
                                                                                                  -------------
                                                                                                        143,955

                           MAINE -- 0.5%
         10,000            Maine Finance Authority, Jackson Lab Issue,
                              Ser. 2002, Rev., FRDO, 1.45%, 09/05/02                                     10,000
          1,865            Maine State Housing Authority, FLOATS,
                              Ser. PT-1438, Rev., FRDO, 1.46%, 09/05/02                                   1,865
          8,000            Maine State Housing Authority, Ser. E-2, Rev.,
                              FRDO, 1.65%, 04/15/03                                                       8,000
          5,000            Maine State, GO, BAN, 2.50%, 06/26/03                                          5,034
         20,000            Maine State, GO, TAN, 2.25%, 06/30/03                                         20,123
                                                                                                  -------------
                                                                                                         45,022

                           MARYLAND -- 2.2%
          5,720            Baltimore County, Oak Crest Village, Inc. Project,
                              Ser. A, Rev., FRDO, 1.35%, 09/05/02                                         5,720
         21,400            Baltimore IDA, IDR, Baltimore Capital Acquisition,
                              Rev., FRDO, 1.40%, 09/04/02                                                21,400
         22,800            Baltimore, Maryland, 1.40%, 09/06/02                                          22,800
         12,015            Community Development Administration,
                              Multi-Family Housing, Avalon Ridge Apartments
                              Project, Rev., FRDO, 1.30%, 09/04/02                                       12,015
          8,605            Howard County, Multi-Family Housing, Sherwood
                              Crossing LTD, Rev., FRDO, 2.00%, 09/03/03                                   8,605
          6,020            Maryland Community Development Administration
                              Department of Housing & Community Development,
                              FLOATS, Ser. PT-12, FRDO, 1.93%, 09/03/02                                   6,020
          2,380            Maryland Community Development Administration
                              Department of Housing & Community Development,
                              FLOATS, Ser. PT-256, Rev., FRDO, 1.52%,
                              09/05/02                                                                    2,382
         13,000            Maryland Community Development Administration,
                              Department of Housing & Community Development,
                              Multi-Family Housing, Residential, Ser. C, Rev.,
                              1.65%, 12/19/02                                                            13,000
          3,000            Maryland Community Development Administration,
                              Department of Housing and Community
                              Development, Multi-Family Housing, Parklane
                              Apartments, Rev., FRDO, 1.50%, 09/04/02                                     3,000

                       See notes to financial statements

AS OF AUGUST 31, 2002
(AMOUNTS IN THOUSANDS)

      PRINCIPAL
        AMOUNT                   ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED
---------------------------------------------------------------------------------------------------------------
                           MARYLAND -- CONTINUED
$         5,180            Maryland State Department of Transportation,
                              County Transportation, FLOATS, Ser. PA-867, Rev.,
                              FRDO, 1.42%, 09/05/02                                               $       5,180
          2,550            Maryland State Health & Higher Educational
                              Facilities Authority, Loyola College Issue, Ser. B,
                              Rev., FRDO, MBIA, 1.40%, 09/05/02                                           2,550
         16,460            Maryland State Stadium Authority, Sports Facilities
                              Lease, Rev., FRDO, 1.50%, 09/04/02                                         16,460
          8,185            Maryland State, FLOATS, Ser. PA-858, GO, FRDO,
                              1.39%, 09/05/02                                                             8,185
         16,800            Montgomery County Housing Opportunities
                              Commission, Multi-Family Housing, Grosvenor,
                              Ser. A, Rev., FRDO, 1.24%, 09/04/02                                        16,800
         45,500            Montgomery County Housing Opportunities
                              Commission, The Grand-Issue I, Rev., FRDO,
                              1.36%, 09/04/02                                                            45,500
          4,995            Montgomery County, FLOATS, Ser. PA-713, GO,
                              FRDO, 1.42%, 09/05/02                                                       4,995
          1,600            Northeast Waste Disposal Authority, Resource
                              Recovery, Harford County Resources, Rev., FRDO,
                              AMBAC, 1.20%, 09/04/02                                                      1,600
                                                                                                  -------------
                                                                                                        196,212

                           MASSACHUSETTS -- 4.1%
          8,000            Arlington, Massachusetts, GO, BAN, 3.00%,
                              04/10/03                                                                    8,040
         25,900            Everett, Massachusetts, GO, BAN, 3.25%,
                              09/12/02                                                                   25,907
          9,300            Fall River, Massachusetts, GO, BAN, 3.00%,
                              02/05/03                                                                    9,351
         14,897            Gateway Regional School District, GO, BAN,,
                              3.00%, 05/06/03                                                            14,992
         11,100            Lee, Massachusetts, BAN, 2.75%, 05/13/03                                      11,162
          3,050            Lee, Massachusetts, LOT B, GO, BAN, 2.15%,
                              10/17/02                                                                    3,056
          5,000            Massachusetts Bay Transportation Authority,
                              Floating Rate Trust Receipts, Ser. SG-156, FRDO,
                              1.88%, 09/03/02                                                             5,000
          5,750            Massachusetts Bay Transportation Authority,
                              Municipal Securities Trust Receipts, Special
                              Assessment, Ser. SGA-123, FRDO, 1.44%,
                              09/04/02                                                                    5,750
          5,000            Massachusetts Development Financing Agency,
                              Bridge Issue, Rev., FRDO, 1.35%, 09/04/02                                   5,000
          3,300            Massachusetts Health & Educational Facilities
                              Authority, Municipal Securities Trust Receipts,
                              Ser. SGA-97, Rev., FRDO, 1.80%, 09/03/02                                    3,300
         11,000            Massachusetts Health & Educational Facilities
                              Authority, Ser. B, Rev., FRDO, 1.35%, 09/05/02                             11,000
         19,000            Massachusetts Housing Finance Agency, Single
                              Family Housing, Rev., FRDO, FSA, 1.25%,
                              09/04/02                                                                   19,000

                       See notes to financial statements

AS OF AUGUST 31, 2002
(AMOUNTS IN THOUSANDS)

      PRINCIPAL
        AMOUNT                   ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED
---------------------------------------------------------------------------------------------------------------
                           MASSACHUSETTS -- CONTINUED
$         8,705            Massachusetts State Port Authority, Municipal
                              Securities Trust Receipts, Ser. SGA-64, Rev., FRDO,
                              1.47%, 09/04/02                                                     $       8,705
          6,840            Massachusetts State Turnpike Authority,
                              Metropolitan Highway System, FLOATS, Ser. PA-672,
                              Rev., FRDO, MBIA, 1.95%, 09/05/02                                           6,840
          5,100            Massachusetts State Water Pollution Abatement
                              Trust, Municipal Securities Trust Receipts,
                              Ser. SGA-87, Rev., FRDO, 1.80%, 09/03/02                                    5,100
         19,600            Massachusetts State Water Resources Authority,
                              Ser. A, Rev., FRDO, FGIC, 1.30%, 09/04/02                                  19,600
          6,600            Massachusetts State Water Resources Authority,
                              Sub Ser. C, Rev., FRDO, FGIC, 1.35%, 09/04/02                               6,600
         25,000            Massachusetts State, Ser. A, GO, BAN, 3.25%,
                              04/25/03                                                                   25,167
         25,000            Millbury, Massachusetts, GO, BAN, 3.00%,
                              04/18/03                                                                   25,123
          5,000            New Bedford, Massachusetts, GO, BAN, 2.25%,
                              02/27/03                                                                    5,013
         76,100            Route 3 North Transit Improvement Association,
                              Demand Obligation, Ser. B, Rev., FRDO, AMBAC,
                              1.30%, 09/04/02                                                            76,100
         32,555            Scituate, Massachusetts, GO, BAN, 2.40%,
                              03/06/03                                                                   32,645
         23,000            Westford, Massachusetts, BAN, GO, 2.75%,
                              05/14/03                                                                   23,134
          7,750            Woburn, Massachusetts, GO, BAN, 2.75%,
                              07/18/03                                                                    7,834
                                                                                                  -------------
                                                                                                        363,419

                           MICHIGAN -- 4.2%
         30,795            ABN AMRO Munitops Certificate Trust,
                              Ser. 2000-16, GO, FRDO, FGIC, 1.75%, 10/03/02                              30,795
         10,000            Detroit, Michigan, Sewer Disposal, Second Lien,
                              Ser. E, Rev., FRDO, FGIC, 2.12%, 10/23/02                                  10,000
          7,450            East Lansing School District, Municipal Securities
                              Trust Receipts, Ser. SGA-114, GO, FRDO, 1.44%,
                              09/04/02                                                                    7,450
          5,500            Kent Hospital Financing Authority, Spectrum Health,
                              Ser. B, Rev., FRDO, MBIA, 1.35%, 09/04/02                                   5,500
          9,000            Michigan Higher Education Student Loan Authority,
                              Ser. XII-F, Rev., FRDO, AMBAC, 1.40%, 09/04/02                              9,000
          5,280            Michigan Municipal Bond Authority, FLOATS,
                              Ser. PA-852, Rev., FRDO, 1.42%, 09/05/02                                    5,280
          8,220            Michigan Municipal Bond Authority, FLOATS,
                              Ser. PA-942, Rev., FRDO, 1.42%, 09/05/02                                    8,220
          8,575            Michigan Municipal Bond Authority, FLOATS,
                              Ser. PT-1477, Rev., FRDO, 1.39%, 09/05/02                                   8,575
          5,705            Michigan Municipal Bond Authority, FLOATS,
                              Ser. PT-397, Rev., FRDO, 1.42%, 09/05/02                                    5,705
         20,000            Michigan Municipal Bond Authority, Ser. C-1, Rev.,
                              2.25%, 08/22/03                                                            20,163

                       See notes to financial statements

AS OF AUGUST 31, 2002
(AMOUNTS IN THOUSANDS)

      PRINCIPAL
        AMOUNT                   ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED
---------------------------------------------------------------------------------------------------------------
                           MICHIGAN -- CONTINUED
$        10,000            Michigan State Building Authority, Facilities
                              Program, Rev., FRDO, 1.35%, 09/04/02                                $      10,000
         18,735            Michigan State Building Authority, Rev., 1.30%,
                              10/24/02                                                                   18,735
          7,600            Michigan State Housing Development Authority,
                              Multi-Family Housing, River Place Apartments, Rev.,
                              FRDO, 1.38%, 09/04/02                                                       7,600
          6,000            Michigan State Housing Development Authority,
                              Ser. 1999-B2, Rev., FRDO, MBIA, 1.50%, 09/04/02                             6,000
            825            Michigan State Housing Development Authority,
                              Ser. 2000-A, Rev., FRDO, MBIA, 1.40%, 09/04/02                                825
         15,000            Michigan State University, Rev., 2.15%, 10/02/02                              15,000
          5,055            Michigan State University, Ser. A, Rev., FRDO,
                              1.35%, 09/04/02                                                             5,055
         27,400            Michigan State University, Ser. A, Rev., FRDO,
                              1.85%, 09/03/02                                                            27,400
         31,135            Michigan State University, Ser. A-2, Rev., FRDO,
                              1.30%, 09/04/02                                                            31,135
          3,600            Michigan State, GO, 2.10%, 10/02/02                                            3,600
         10,500            Michigan State, Ser. A, Rev., GAN, FRDO, FSA,
                              1.30%, 09/04/02                                                            10,500
         27,700            Michigan State, Ser. B, Rev., GAN, FRDO, FSA,
                              1.30%, 09/04/02                                                            27,700
          1,175            Michigan Strategic Fund, Wayne Disposal, Oakland
                              Project, Rev., FRDO, 1.55%, 09/04/02                                        1,175
         10,000            Oakland University, Rev., FRDO, FGIC, 1.40%,
                              09/04/02                                                                   10,000
         10,400            Saline Area Schools, Ser. B, GO, FRDO, 1.30%,
                              09/05/02                                                                   10,400
            300            University of Michigan, Hospital, Ser. A, Rev.,
                              FRDO, 1.80%, 09/03/02                                                         300
         11,400            Wayne Charter County, Detroit Metropolitan,
                              Wayne Charter Airport, Junior Lien, Rev., FRDO,
                              FSA, 1.36%, 09/05/02                                                       11,400
         10,000            Wayne Charter County, Detroit Metropolitan,
                              Wayne Charter Airport, Ser. A, Rev., FRDO, FGIC,
                              1.40%, 09/04/02                                                            10,000
         48,285            Wayne Charter County, Detroit Metropolitan,
                              Wayne Charter Airport, Ser. B, Rev., FRDO, 1.40%,
                              09/04/02                                                                   48,285
          9,700            Wayne Charter County, Wayne Charter Airport,
                              Floating Rate Receipts, Ser. SG-122, Rev., FRDO,
                              1.42%, 09/05/02                                                             9,700
                                                                                                  -------------
                                                                                                        375,498

                           MINNESOTA -- 0.9%
          9,000            Minneapolis & St. Paul Metropolitan Airports
                              Commission, Municipal Securities Trust Receipts,
                              Ser. SGA-127, Rev., FRDO, FGIC, 1.46%, 09/04/02                             9,000
         10,000            Minnesota Housing Finance Agency, Residential
                              Housing Financing, Ser. C, Rev., FRDO, 1.90%,
                              12/04/02                                                                   10,000

                       See notes to financial statements

AS OF AUGUST 31, 2002
(AMOUNTS IN THOUSANDS)

      PRINCIPAL
        AMOUNT                   ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED
---------------------------------------------------------------------------------------------------------------
                           MINNESOTA -- CONTINUED
$         4,995            Minnesota Public Facilities Authority, PCR, Water,
                              Ser. II-R-31, Rev., FRDO, 1.90%, 09/05/02                           $       4,995
         11,000            Minnesota Public Facilities Authority, PCR, Water,
                              Ser. II-TR-1, Rev., FRDO, 2.00%, 09/05/02                                  11,000
         16,150            Rochester, Minnesota, Health Authority, GO, 1.35%,
                              10/01/02                                                                   16,150
          2,970            Shakopee Independent School District No. 720, Aid
                              Anticipation Certificates Indebture, GO, 2.50%,
                              09/27/02                                                                    2,972
          4,300            St. Louis Park, Minnesota, Catholic Finance Corp.,
                              Rev., FRDO, 1.45%, 09/05/02                                                 4,300
         21,450            University of Minnesota, Ser. C, Rev., FRDO,
                              1.40%, 09/04/02                                                            21,450
                                                                                                  -------------
                                                                                                         79,867

                           MISSISSIPPI -- 0.4%
          6,700            Jackson County, Port Facilities, Chevron USA, Inc.
                              Project, Rev., FRDO, 1.90%, 09/03/02                                        6,700
          2,060            Mississippi Business Finance Corp., IDR, Choctaw
                              Maid Farms, Inc. Project, Rev., FRDO, 1.50%,
                              09/04/02                                                                    2,060
          4,995            Mississippi Home Corp., Single Family Housing,
                              FLOATS, Ser. PT-620, Rev., FRDO, 1.48%,
                              09/05/02                                                                    4,995
          4,445            Mississippi Home Corp., Single Family Mortgage,
                              FLOATS, Ser. PT-218A, Rev., FRDO, 1.48%,
                              09/05/02                                                                    4,445
         15,000            Perry County, PCR, Leaf River Forest Production
                              Project, Rev., FRDO, 1.35%, 09/05/02                                       15,000
                                                                                                  -------------
                                                                                                         33,200

                           MISSOURI -- 1.0%
          3,150            Kansas City IDA, IDR, Livers Bronze Co. Project,
                              Rev., FRDO, 1.55%, 09/05/02                                                 3,150
          6,500            Missouri Development Finance Board, Infrastructure
                              Facilities, Branson Project, Rev., BAN, 3.00%,
                              03/14/03                                                                    6,534
          3,375            Missouri Development Finance Board, Recreational
                              Facilities, Greater St. Louis YMCA Project, Ser. B,
                              Rev., FRDO, 1.40%, 09/03/02                                                 3,375
          3,000            Missouri Higher Education Loan Authority, Student
                              Loan, Ser. B, Rev., FRDO, 1.40%, 09/04/02                                   3,000
          1,600            Missouri Higher Education Loan Authority, Student
                              Loan, Ser. B, Rev., FRDO, MBIA, 1.55%, 09/04/02                             1,600
          5,205            Missouri Housing Development Commission,
                              FLOATS, Ser. PT-1286, Rev., FRDO, 1.53%,
                              09/05/02                                                                    5,205
          7,700            Missouri Housing Development Commission,
                              FLOATS, Ser. PT-341, 1.72%, 07/10/03                                        7,700
          6,295            Missouri Housing Development Commission,
                              Mortgage, FLOATS, Ser. PT-495, Rev., FRDO,
                              1.48%, 09/05/02                                                             6,295

                       See notes to financial statements

AS OF AUGUST 31, 2002
(AMOUNTS IN THOUSANDS)

      PRINCIPAL
        AMOUNT                   ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED
---------------------------------------------------------------------------------------------------------------
                           MISSOURI -- CONTINUED
$         1,600            Missouri State Environmental Improvement &
                              Energy Resources Authority, Bayer Corp. Project,
                              Rev., FRDO, MBIA, 1.95%, 09/03/02                                    $      1,600
         23,000            Missouri State Health & Educational Facilities
                              Authority, Assemblies of God College, Rev., FRDO,
                              1.40%, 09/05/02                                                            23,000
          5,000            Missouri State Health & Educational Facilities
                              Authority, Cape Girardeau School District, Ser. D,
                              Rev., 3.00%, 10/21/02                                                       5,005
          4,100            Missouri State Health & Educational Facilities
                              Authority, Hickman Mills School District, Ser. H,
                              Rev., 3.00%, 10/21/02                                                       4,104
          3,315            Missouri State Housing Development Commission,
                              Floating Rate Trust Receipts, Ser. A-64,
                              Regulation D, Rev., FRDO, 1.55%, 09/04/02                                   3,319
          7,170            Missouri State Housing Development Commission,
                              FLOATS, Ser. PT-223, Rev., FRDO, 1.48%,
                              09/05/02                                                                    7,170
         11,125            O'Fallon, Missouri, FLOATS, COP, Ser. PT-1396,
                              FRDO, MBIA, 1.42%, 09/05/02                                                11,125
                                                                                                  -------------
                                                                                                         92,182

                           MONTANA -- 0.0%
          3,075            Montana Board of Housing, FLOATS, Ser. PT-356,
                              FRDO, 1.52%, 09/05/02                                                       3,075

                           MULTIPLE STATES -- 5.6%
         17,676            ABN AMRO Munitops Certificate Trust,
                              Ser. 1998-16, FRDO, MBIA, 1.45%, 09/04/02                                  17,676
         31,495            ABN AMRO Munitops Certificate Trust, Ser. 1999-6,
                              FRDO, #, 1.45%, 09/04/02                                                   31,495
         10,000            ABN AMRO Munitops Certificate Trust, Ser. 1999-9,
                              FRDO, #, 1.45%, 09/04/02                                                   10,000
         14,990            ABN AMRO Munitops Certificate Trust,
                              Ser. 2000-11, FRDO, 1.51%, 09/04/02                                        14,990
         16,610            ABN AMRO Munitops Certificate Trust, Ser. 2000-4,
                              Rev., FRDO, FGIC, #, 2.60%, 09/04/02                                       16,610
          5,000            ABN AMRO Munitops Certificate Trust, Ser. 2001-1,
                              GO, FRDO, MBIA, 1.45%, 09/04/02                                             5,000
         15,010            ABN AMRO Munitops Certificate Trust,
                              Ser. 2001-21, GO, FRDO, MBIA, 1.45%, 09/04/02                              15,010
          5,500            ABN AMRO Munitops Certificate Trust,
                              Ser. 2002-16, GO, FRDO, 1.55%, 08/20/03                                     5,500
          8,625            ABN-AMRO Munitops Certificate Trust, Ser. 2002-1,
                              Rev., FRDO, 1.62%, 09/04/02                                                 8,625
         42,500            Charter Mac Floater Certificate Trust I, Ser. NAT-1,
                              Rev., FRDO, MBIA, 1.56%, 09/05/02                                          42,500
         10,000            Charter Mac Floater Certificate Trust I, Ser. NAT-2,
                              Rev., FRDO, MBIA, 1.56%, 09/05/02                                          10,000
         15,000            Charter Mac Floater Certificate Trust I, Ser. NAT-3,
                              Rev., FRDO, MBIA, 1.56%, 09/05/02                                          15,000

                       See notes to financial statements

AS OF AUGUST 31, 2002
(AMOUNTS IN THOUSANDS)

      PRINCIPAL
        AMOUNT                   ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED
---------------------------------------------------------------------------------------------------------------
                           MULTIPLE STATES -- CONTINUED
$        17,890            Clipper Tax-Exempt Trust, COP, Ser. 2002-9,
                              FRDO, 1.66%, 09/05/02                                               $      17,890
          8,710            Clipper Tax-Exempt Trust, Ser. 1999-2, COP,
                              FRDO, 1.66%, 09/05/02                                                       8,710
          5,000            Eagle Tax Exempt Trust, Weekly Option Mode,
                              Class A, #, 1.45%, 09/05/02                                                 5,000
          3,910            Eagle Tax Exempt Trust, Weekly Option Mode,
                              Ser. 99-4302, #, FRDO, 1.45%, 09/05/02                                      3,910
          2,000            Eagle Tax-Exempt Trust, Weekly Option Mode,
                              Ser. 2000-1601, FRDO, 1.45%, 09/05/02                                       2,000
         25,895            IBM Lease, FLOATS, Ser. 2001-A, FRDO, 1.61%,
                              09/05/02                                                                   25,895
          3,660            IBM Tax Exempt Grantor Trust, IBM Project,
                              FLOATS, 1.61%, 09/05/02                                                     3,660
         29,005            IBM Tax Exempt Trust, IBM Project, FLOATS,
                              Ser. 2001-D, Rev., FRDO, 1.61%, 09/05/02                                   29,005
         24,267            Koch Floating Rate Trust, Weekly Certificates,
                              Ser. 1, Rev., FRDO, 1.66%, 09/05/02                                        24,267
         55,145            MBIA Capital Corp., FLOATS, 1.56%, 09/05/02                                   55,145
         39,380            Puttable Floating Option Tax-Exempt Receipts,
                              Floating Rate Receipts, Ser. 2001-SG, 1.61%,
                              09/05/02                                                                   39,380
         29,320            Puttable Floating Option Tax-Exempt Receipts,
                              FLOATS, Ser. SGP-12, FRDO, 1.61%, 09/05/02                                 29,320
         13,380            Puttable Floating Option Tax-Exempt Receipts,
                              FLOATS, Ser. SGP-13, Mode B, FRDO, 1.61%,
                              09/05/02                                                                   13,380
         46,235            Puttable Floating Option Tax-Exempt Receipts,
                              SunAmerica Trust, PUTTERS, Ser. 2001-2, Class A
                              Certificates, 1.52%, 09/05/02                                              46,235
                                                                                                  -------------
                                                                                                        496,203

                           NEBRASKA -- 0.3%
          3,285            NEBHELP, Inc., Nebraska, Multiple Mode, Student
                              Loan, Ser. E, Rev., FRDO, MBIA, 1.40%, 09/04/02                             3,285
          5,500            Nebraska Investment Finance Authority, Single
                              Family Housing, Floating Rate Trust Receipts,
                              Ser. 2002-L-1, Rev., FRDO, 1.55%, 09/04/02                                  5,500
         10,000            Nebraska Investment Finance Authority, Single
                              Family Housing, Floating Rate Trust Receipts,
                              Ser. N-7, Regulation D, Rev., FRDO, 1.55%, 09/04/02                        10,000
          6,000            Nebraska Investment Finance Authority, Single
                              Family Housing, Ser. E, Rev., FRDO, 1.50%,
                              09/04/02                                                                    6,000
          1,200            Sidney, Nebraska, IDR, Pennington Seed, Inc.
                              Project, Rev., FRDO, 1.50%, 09/04/02                                        1,200
                                                                                                  -------------
                                                                                                         25,985

                           NEVADA -- 1.7%
          4,790            Clark County Improvement District, Local
                              Improvement, Special Improvement, Special
                              Assessment, Ser. 128-A, FRDO, 1.88%, 09/03/02                               4,790

                       See notes to financial statements.

AS OF AUGUST 31, 2002
(AMOUNTS IN THOUSANDS)

        PRINCIPAL
           AMOUNT                 ISSUER                                                                          VALUE
--------------------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED
--------------------------------------------------------------------------------------------------------------------------
                                        Nevada -- Continued
$           1,500                       Clark County Public Utility District No. 1, Municipal
                                                Securities Trust Receipts, Ser. SGA-118, Rev.,
                                                FRDO, FSA, 1.80%, 09/03/02                                  $     1,500
           15,000                       Clark County School District, FRDO, 1.45%,
                                                09/05/02                                                         15,000
            6,900                       Clark County, Airport Improvement, Sub Lien,
                                                Ser. A-1, Rev., FRDO, 1.30%, 09/04/02                             6,900
              575                       Clark County, Airport Improvement, Sub Lien,
                                                Ser. A-2, Rev., FRDO, 1.36%, 09/04/02                               575
           30,000                       Clark County, Airport Revenue, Sub Lien, Ser. C,
                                                Rev., FRDO, FGIC, 1.30%, 09/04/02                                30,000
            3,500                       Clark County, Airport, Sub Lien, Ser. A, Rev.,
                                                FRDO, FGIC, 1.98%, 09/03/02                                       3,500
           16,600                       Clark County, Clark Airport, Sub Lien, Ser. B, Rev.,
                                                FRDO, MBIA, 1.36%, 09/04/02                                      16,600
            5,300                       Clark County, IDR, Nevada Cogeneration

                                                Association #2, Rev., FRDO, 2.00%, 09/03/02                       5,300
           14,900                       Nevada Housing Division, Multi-Family Housing,
                                                Park Vista Apartments, Ser. A, Rev., FRDO, 1.40%,
                                                09/04/02                                                         14,900
            3,390                       Nevada Housing Division, Multi-Unit Housing,
                                                Horizon, Ser. A, Rev., FRDO, 1.45%, 09/05/02                      3,390
            6,250                       Nevada Housing Division, Multi-Unit Housing,
                                                Joshua Villas, Ser. E, Rev., FRDO, 1.45%,
                                                09/05/02                                                          6,250
            5,455                       Nevada Housing Division, Multi-Unit Housing, Judith
                                                Villas, Ser. C, Rev., FRDO, 1.45%, 09/05/02                       5,455
            6,750                       Nevada Housing Division, Multi-Unit Housing,
                                                Ser. A, Rev., FRDO, 1.45%, 09/05/02                               6,750
            3,195                       Nevada Housing Division, Multi-Unit Housing,
                                                Ser. M, Rev., FRDO, 1.45%, 09/05/02                               3,195
            9,500                       Nevada Housing Division, Multi-Unit, Flamingo
                                                Road, Ser. A, Rev., FRDO, #, 1.75%, 09/05/02                      9,500
            7,800                       Nevada Housing Division, Multi-Unit, Fort Apache,
                                                Ser. A, Rev., FRDO, 1.75%, 09/05/02                               7,800
            9,000                       Nevada State, FLOATS, Ser. SG-39, FRDO, 1.42%,
                                                09/05/02                                                          9,000
            5,800                       Truckee Meadows Water Authority, Municipal
                                                Securities Trust Receipts, Ser. SGA-137, Rev.,
                                                FRDO, FSA, 1.80%, 09/03/02                                        5,800
                                                                                                             ------------
                                                                                                                156,205
                                        New Hampshire-- 0.1%
            3,270                       New Hampshire Housing Finance Authority, Floating
                                                Rate Trust Receipt, Ser. A-70, Regulation D, Rev.,
                                                FRDO, 1.55%, 09/04/02                                             3,270
              255                       New Hampshire Housing Finance Authority, Single
                                                Family Housing, FLOATS, Ser. PT-115, 1.52%,
                                                09/05/02                                                            255
            5,820                       New Hampshire State Housing Finance Authority,
                                                Single Family Housing, FLOATS, Ser. PT-624, Rev.,
                                                FRDO, 1.48%, 09/05/02                                             5,820
                                                                                                             ------------
                                                                                                                  9,345

                       See notes to financial statements.

AS OF AUGUST 31, 2002
(AMOUNTS IN THOUSANDS)

        PRINCIPAL
           AMOUNT                 ISSUER                                                                          VALUE
--------------------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED
--------------------------------------------------------------------------------------------------------------------------
                                        New Jersey-- 2.7%
$           8,395                       New Jersey Economic Development Authority,
                                                Foreign Trade Zone Project, Rev., FRDO, 1.80%,
                                                09/03/02                                                    $     8,395
            2,500                       New Jersey Economic Development Authority,
                                                Natural Gas Facilities, NUI Corp. Project, Ser. A,
                                                Rev., FRDO, AMBAC, 1.85%, 09/03/02                                2,500
            4,995                       New Jersey Economic Development Authority,
                                                Ser. A, GO, FRDO, AMBAC, 1.70%, 09/05/02                          4,995
           19,000                       New Jersey Health Care Facilities Financing
                                                Authority, RWJ Health Care Corp., Rev., FRDO,
                                                1.25%, 09/05/02                                                  19,000
            1,470                       New Jersey Sports & Exposition Authority, State
                                                Contract, Ser. C, Rev., FRDO, MBIA, 1.25%,
                                                09/05/02                                                          1,470
            5,300                       New Jersey State Housing & Mortgage Finance
                                                Agency, FLOATS, Ser. PT-118, Rev., 1.32%,
                                                09/05/02                                                          5,300
          185,000                       New Jersey State, Rev., TRAN, 3.00%, 06/12/03                           187,197
           14,592                       Passaic County, GO, BAN, 2.75%, 03/27/03                                 14,638
                                                                                                             ------------
                                                                                                                243,495
                                        New Mexico -- 0.4%
            8,050                       Bernalillo County, Rev., TRAN, 3.00%, 06/30/03                            8,152
            3,200                       Chaves County, IDR, Friona Industries LP, Ser. A,
                                                Rev., FRDO, 1.55%, 09/05/02                                       3,200
              300                       Farmington, New Mexico, PCR, Arizona Public
                                                Services Co., Ser. A, Rev., FRDO, 1.85%,
                                                09/03/02                                                            300
            4,300                       New Mexico Finance Authority, Administrative Fee,
                                                Ser. A, Rev., FRDO, 1.45%, 09/04/02                               4,300
            6,305                       New Mexico Mortgage Finance Authority, FLOATS,
                                                Ser. PT-1308, Rev., FRDO, 1.53%, 09/05/02                         6,305
            6,670                       New Mexico Mortgage Finance Authority, FLOATS,
                                                Ser. PT-1378, Rev., FRDO, 1.53%, 09/05/02                         6,670
            4,605                       New Mexico Mortgage Finance Authority, FLOATS,
                                                Ser. PT-196, FRDO, 1.48%, 09/05/02                                4,605
            5,395                       New Mexico Mortgage Finance Authority, FLOATS,
                                                Ser. PT-643, Rev., FRDO, 1.48%, 09/05/02                          5,395
                                                                                                             ------------
                                                                                                                 38,927
                                        New York -- 4.5%
              745                       Eagle Tax-Exempt Trust, Weekly Option Mode,
                                                Ser. 96C-4901, Class A, #, FRDO, 1.48%, 09/05/02                    745
           23,995                       Long Island Power Authority, Electric Systems,
                                                FLOATS, Ser. PA-565, Rev., FRDO, MBIA-IBC,
                                                1.34%, 09/05/02                                                  23,995
           24,480                       Long Island Power Authority, Electric Systems,
                                                Ser. 7, Sub Ser. 7-A, Rev., FRDO, MBIA, 1.20%,
                                                09/04/02                                                         24,480
           29,995                       Metropolitan Transportation Authority, FLOATS,
                                                Ser. 1040, Rev., FRDO, FGIC, 1.37%, 09/05/02                     29,995

                       See notes to financial statements.

AS OF AUGUST 31, 2002
(AMOUNTS IN THOUSANDS)

        PRINCIPAL
           AMOUNT                 ISSUER                                                                          VALUE
--------------------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED
--------------------------------------------------------------------------------------------------------------------------
                                        New York -- Continued

$          30,000                       Metropolitan Transportation Authority, Ser. D-1,
                                                Rev., FRDO, FSA, 1.30%, 09/05/02                           $     30,000
            1,520                       Monroe County Airport Authority, FLOATS,
                                                Ser. PA-585, Rev., FRDO, MBIA, 1.36%, 09/05/02                    1,520
           11,300                       Nassau County Interim Financing Authority,
                                                FLOATS, Ser. PA 901, Rev., FRDO, AMBAC, 1.34%,
                                                09/05/02                                                         11,300
            9,000                       New York City Housing Development Corp.,
                                                Multi-Family Housing, 15th Street Development,
                                                Ser. A, Rev., FRDO, 1.45%, 09/04/02                               9,000
           28,755                       New York City IDA, Civic Facilities, Center for
                                                Jewish History Project, Rev., FRDO, 1.23%,
                                                09/05/02                                                         28,755
            7,565                       New York City IDA, Civic Facilities, Municipal
                                                Securities Trust Receipts, Ser. SGA-110, Rev.,
                                                FRDO, 1.35%, 09/04/02                                             7,565
            4,995                       New York City Municipal Water Finance Authority,
                                                Water & Sewer Systems, FLOATS, Ser. PA-1045,
                                                Rev., FRDO, 1.37%, 09/05/02                                       4,995
            2,000                       New York City Municipal Water Finance Authority,
                                                Water & Sewer Systems, Municipal Securities Trust
                                                Receipts, Ser. SGB-27, Rev., FRDO, FSA, 1.36%,
                                                09/05/02                                                          2,000
            8,845                       New York City Municipal Water Finance Authority,
                                                Water & Sewer Systems, Ser. C, Rev., FRDO,
                                                FGIC, 1.85%, 09/03/02                                             8,845
              300                       New York City Transitional Finance Authority,
                                                Future Tax Secured, Ser. B, Rev., FRDO, 1.75%,
                                                09/03/02                                                            300
            3,600                       New York City Transitional Finance Authority,
                                                Future Tax Secured, Ser. C, Rev., FRDO, 1.80%,
                                                09/03/02                                                          3,600
           25,000                       New York City Transitional Finance Authority,
                                                Ser. 3, Rev., BAN, 2.75%, 11/13/02                               25,049
           10,000                       New York City Transitional Finance Authority,
                                                Ser. 4, Rev., 2.50%, 02/26/03                                    10,016
              300                       New York City, New York, Municipal Water Finance
                                                Authority, Water & Sewer Systems, Ser. G, Rev.,
                                                FRDO, FGIC, 1.85%, 09/03/02                                         300
              400                       New York City, New York, Ser B-2, Sub Ser. B-5,
                                                GO, FRDO, MBIA, 1.80%, 09/03/02                                     400
              100                       New York City, New York, Ser. B, GO, FRDO, +,
                                                1.80%, 09/03/02                                                     100
              900                       New York City, New York, Ser. H, Sub Ser. H-3,
                                                GO, FRDO, FSA, 1.85%, 09/03/02                                      900
              600                       New York City, New York, Sub Ser. A-4, GO,
                                                FRDO, 1.75%, 09/03/02                                               600
              100                       New York City, New York, Sub Ser. A-6, GO,
                                                FRDO, FSA, 1.75%, 09/03/02                                          100
            4,565                       New York Counties TOB (Tobacco) Trust I, FLOATS,
                                                Ser. PA-799, Rev., FRDO, 1.46%, 09/05/02                          4,565

                       See notes to financial statements.

AS OF AUGUST 31, 2002
(AMOUNTS IN THOUSANDS)

        PRINCIPAL
           AMOUNT                 ISSUER                                                                          VALUE
--------------------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED
--------------------------------------------------------------------------------------------------------------------------
                                        New York -- Continued
$          10,495                       New York State Environmental Facilities Corp.,
                                                Clean Water & Drinking, FLOATS, Ser. PA-991, Rev.,
                                                FRDO, 1.32%, 09/05/02                                      $     10,495
           11,180                       New York State Environmental Facilities Corp.,
                                                PCR, FLOATS, Ser. PA-198,Rev., FRDO, MBIA,
                                                1.32%, 09/05/02                                                  11,180
           20,000                       New York State Housing Finance Agency, Ser. A,
                                                Rev., FRDO, 1.27%, 09/04/02                                      20,000
            1,300                       New York State Medical Care Facilities Finance
                                                Agency, FLOATS, Ser. PA-113, Rev., FRDO, 1.32%,
                                                09/05/02                                                          1,300
            9,000                       New York State Medical Care Facilities Finance
                                                Agency, FLOATS, Ser. PA-72, Rev., FRDO, 1.33%,
                                                09/05/02                                                          9,000
            6,630                       New York State Medical Care Facilities Finance
                                                Agency, FLOATS, Ser. PT-414, Rev., FRDO, 1.60%,
                                                09/05/02                                                          6,630
           10,000                       New York State Thruway Authority, Ser. A, Rev.,
                                                BAN, 3.25%, 03/26/03                                             10,058
           13,090                       Port Authority of New York & New Jersey, Rev.,
                                                FRDO, 1.63%, 09/03/02                                            13,090
           10,000                       Rockland County, GO, RAN, 3.00%, 04/09/03                                10,045
              900                       St. Lawrence County IDA, IDB, PCR, Reynolds
                                                Metals, Rev., FRDO, 1.85%, 09/03/02                                 900
           20,000                       Triborough Bridge & Tunnel Authority, Floating Rate
                                                Trust Receipts, Ser. N-17, Regulation D, Rev.,
                                                FRDO, 1.45%, 09/04/02                                            20,000
           54,500                       Triborough Bridge & Tunnel Authority, General
                                                Purpose, Ser. B, Rev., FRDO, AMBAC, 1.25%,
                                                09/04/02                                                         54,500
            2,930                       TSASC, Inc., FLOATS, Ser. PA-797, Rev., FRDO,
                                                1.46%, 09/05/02                                                   2,930
                                                                                                             ------------
                                                                                                                399,253
                                        North Carolina-- 1.8%
            8,550                       Charlotte, North Carolina, Airport, Ser. D, Rev.,
                                                FRDO, MBIA, 1.30%, 09/04/02                                       8,550
           10,000                       Charlotte, North Carolina, Water & Sewer Systems,
                                                Ser. B, Rev., FRDO, 1.40%, 09/05/02                              10,000
            1,700                       Durham, North Carolina, Water and Sewer Utility
                                                Systems, Rev., FRDO, 1.45%, 09/04/02                              1,700
           20,190                       Greensboro, North Carolina, Enterprise Systems,
                                                Ser. B, Rev., FRDO, 1.25%, 09/04/02                              20,190
              700                       Guilford County Industrial Facilities & PCFA,
                                                Industrial Development, Neal Manufacturing, Inc.,
                                                Rev., FRDO, 1.50%, 09/05/02                                         700
            7,000                       North Carolina Educational Facilities Finance
                                                Agency, Bowman Gray School Project, Rev., FRDO,
                                                1.28%, 09/04/02                                                   7,000
            9,660                       North Carolina Educational Facilities Finance
                                                Agency, Elon College, Rev., FRDO, 1.35%,
                                                09/04/02                                                          9,660

                       See notes to financial statements.

AS OF AUGUST 31, 2002
(AMOUNTS IN THOUSANDS)

        PRINCIPAL
           AMOUNT                 ISSUER                                                                          VALUE
--------------------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED
--------------------------------------------------------------------------------------------------------------------------

                                        North Carolina -- Continued
$           1,700                       North Carolina Educational Facilities Finance
                                                Agency, Greensboro College, Rev., FRDO, 1.35%,
                                                09/04/02                                                    $     1,700
            8,790                       North Carolina Housing Finance Agency, FLOATS,
                                                Ser. PT 465, 1.48%, 09/05/02                                      8,790
           32,000                       North Carolina Medical Care Commission, Health
                                                Care Facilities, FirstHealth Carolinas Project, Rev.,
                                                FRDO, 1.35%, 09/04/02                                            32,000
            3,000                       North Carolina Medical Care Commission, Health
                                                Systems, Catholic Health East, Ser. D, Rev., FRDO,
                                                AMBAC, 1.28%, 09/04/02                                            3,000
            3,000                       North Carolina Medical Care Commission, Hospital,
                                                Lincoln Health Systems Project, Ser. A, Rev.,
                                                FRDO, 1.40%, 09/05/02                                             3,000
           16,500                       North Carolina Medical Care Commission, Hospital,
                                                Pooled Equipment Financing Project, Rev., FRDO,
                                                MBIA, 1.20%, 09/03/02                                            16,500
           25,050                       North Carolina State, Ser. 14, GO, FRDO, 1.45%,
                                                09/05/02                                                         25,050
           15,600                       University of North Carolina at Chapel Hill,
                                                Hospital, COP, Ser. A, Rev., FRDO, 1.88%,
                                                09/03/02                                                         15,600
                                                                                                             ------------
                                                                                                                163,440
                                        North Dakota -- 0.1%

            4,000                       Grand Forks, North Dakota, Health Care Facilities,
                                                United Hospital Obligation Group, Ser. A, Rev.,
                                                FRDO, 1.93%, 09/03/02                                             4,000
            7,445                       North Dakota State Housing Finance Agency,
                                                Ser. II-R-140, Rev., FRDO, 1.48%, 09/05/02                        7,445
                                                                                                             ------------
                                                                                                                 11,445
                                        Ohio -- 1.0%

            3,800                       Columbus, Ohio, Ser. 1, GO, FRDO, 1.25%,
                                                09/05/02                                                          3,800
            8,000                       Franklin County, Franklin County Hospital,
                                                Ser. II-R-55, Rev., FRDO, 1.56%, 09/05/02                         8,000
            4,940                       Greene County, Nursing Homes, Ser. B, Rev.,
                                                FRDO, 1.35%, 09/05/02                                             4,940
            4,100                       Hamilton County, Hospital Facilities, Health
                                                Alliance, Ser. E, Rev., FRDO, MBIA, 1.28%,
                                                09/04/02                                                          4,100
            5,840                       Ohio Housing Finance Agency, Ser. II-R-187, Rev.,
                                                FRDO, 1.48%, 09/05/02                                             5,840
            4,450                       Ohio State Air Quality Development Authority,
                                                Cincinnati Gas & Electric, Ser. B, Rev., FRDO,
                                                1.85%, 09/03/02                                                   4,450
           10,700                       Ohio State Air Quality Development Authority, JMG
                                                Funding LTD Partnership, Ser. B, Rev., FRDO,
                                                1.50%, 09/04/02                                                  10,700
           14,000                       Ohio State Air Quality Development Authority, JMG
                                                Funding LTD Partnership, Ser. B, Rev., FRDO,
                                                1.50%, 09/04/02                                                  14,000

                       See notes to financial statements.

AS OF AUGUST 31, 2002
(AMOUNTS IN THOUSANDS)

        PRINCIPAL
           AMOUNT                 ISSUER                                                                          VALUE
--------------------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED
--------------------------------------------------------------------------------------------------------------------------
                                        Ohio -- Continued
$          10,440                       Ohio State Building Authority, FLOATS, Ser. PA-908,
                                                Rev., FRDO, AMBAC, 1.42%, 09/05/02                         $     10,440
            4,995                       Ohio State Turnpike Commission, Ser. II-R-51,
                                                Rev., FRDO, FGIC, 1.45%, 03/28/03                                 4,995
            2,800                       Ohio State Water Development Authority, PCR,
                                                Ohio Edison Co. Project, Ser. B, Rev., FRDO,
                                                1.90%, 09/03/02                                                   2,800
            1,300                       Ohio State, Higher Education Facilities, Case
                                                Western Reserve, Ser. A, Rev., FRDO, 1.80%,
                                                09/03/02                                                          1,300
           10,300                       Ohio State, Solid Waste, BP Products North
                                                America, Rev., FRDO, 1.95%, 09/03/02                             10,300
            3,740                       Paulding County, Solid Waste Disposal, Lafarge
                                                Corp. Project, Rev., FRDO, 1.85%, 09/03/02                        3,740
                                                                                                             ------------
                                                                                                                 89,405
                                        Oklahoma -- 0.4%
            5,395                       Oklahoma Housing Finance Agency, Single Family
                                                Mortgage, FLOATS, Ser. PT-342, Rev., 1.72%,
                                                07/10/03                                                          5,395
            7,455                       Oklahoma Housing Finance Agency, Single Family
                                                Mortgage, FLOATS, Ser. PT-493, Rev., FRDO,
                                                1.48%, 09/05/02                                                   7,455
           10,490                       Tulsa County Home Finance Authority, Multi-Family
                                                Housing, Waterford Apartments Project, Rev.,
                                                FRDO, 1.40%, 09/05/02                                            10,490
            7,160                       Tulsa County Home Finance Authority, Single
                                                Family Mortgage, FLOATS, Ser. PT-644, Rev.,
                                                FRDO, 1.48%, 09/05/02                                             7,160
            6,500                       Tulsa Industrial Authority, Justin Industries Project,
                                                Rev., FRDO, 1.40%, 09/05/02                                       6,500
                                                                                                             ------------
                                                                                                                 37,000
                                        Oregon -- 1.0%
           10,000                       Multnomah County, Ser. R-17, GO, FRDO, 1.45%,
                                                09/05/02                                                         10,000
            5,205                       Oregon State Department of Administrative
                                                Services, State Lottery, FLOATS, Ser. PT-1394,
                                                Rev., FRDO, FSA, 1.42%, 09/05/02                                  5,205
            6,000                       Oregon State Health Facilities Authority, 1.80%,
                                                09/04/02                                                          6,000
            8,200                       Oregon State Housing & Community Services
                                                Department, Department of Housing and
                                                Development, Covenant Retirement, Ser. A, Rev.,
                                                FRDO, 1.55%, 09/05/02                                             8,200
            9,000                       Oregon State Housing & Community Services
                                                Department, Ser. C, Rev., 1.67%, 02/06/03                         9,000
            3,440                       Oregon State Housing & Community Services
                                                Department, Ser. E, Rev., 1.72%, 02/06/03                         3,440
            5,205                       Oregon State Housing & Community Services
                                                Department, Single Family Mortgage Program,
                                                Ser. U, Rev., 2.12%, 11/14/02                                     5,205

                       See notes to financial statements.

AS OF AUGUST 31, 2002
(AMOUNTS IN THOUSANDS)

        PRINCIPAL
           AMOUNT                 ISSUER                                                                          VALUE
--------------------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED
--------------------------------------------------------------------------------------------------------------------------
                                        Oregon -- Continued
$           3,435                       Oregon State Housing & Community Services
                                                Department, Single-Family Mortgage Program,
                                                Rev., 2.20%, 09/12/02                                       $     3,435
            3,990                       Oregon State, Floating Rate Trust Receipts,
                                                Ser. A-18, Regulation D, FRDO, 1.55%, 09/04/02                    3,990
           24,250                       Oregon State, Ser. A, Rev., TAN, 3.25%, 05/02/03                         24,455
            4,740                       Port of Portland, PCR, Reynolds Metals Project,
                                                Rev., FRDO, 1.72%, 09/03/02                                       4,740
            5,500                       Portland, Oregon, Sewer Systems, FLOATS,
                                                Ser. PA-872, Rev., FRDO, 1.42%, 09/05/02                          5,500
                                                                                                             ------------
                                                                                                                 89,170
                                        Pennsylvania-- 4.2%
            7,050                       Allegheny County Hospital Development Authority,
                                                Presbyterian University Health Center, Ser. C, Rev.,
                                                FRDO, MBIA, 1.40%, 09/05/02                                       7,050
            6,100                       Beaver County IDA, PCR, Duquesne Light Co.
                                                Project, Ser. B, Rev., FRDO, AMBAC, 1.45%,
                                                09/04/02                                                          6,100
            9,900                       Berks County IDA, Health Care-Lutheran Services,
                                                Ser. A, Rev., FRDO, AMBAC, 1.35%, 09/04/02                        9,900
            8,300                       Clarion County IDA, Energy Development, Piney
                                                Creek Project, Rev., FRDO, 1.40%, 09/04/02                        8,300
           26,995                       Delaware Valley Regional Financial Authority, Local
                                                Government, FLOATS, Ser. PA-1041, Rev., FRDO,
                                                1.41%, 09/05/02                                                  26,995
           24,200                       Delaware Valley Regional Financial Authority, Local
                                                Government, Rev., FRDO, 1.35%, 09/04/02                          24,200
            2,700                       Delaware Valley Regional Financial Authority, Local
                                                Government, Ser. A, Rev., FRDO, 1.35%, 09/04/02                   2,700
            5,000                       Delaware Valley Regional Financial Authority, Local
                                                Government, Ser. A, Rev., FRDO, 1.35%, 09/04/02                   5,000
            6,400                       Delaware Valley Regional Financial Authority, Local
                                                Government, Ser. A, Rev., FRDO, 1.35%, 09/04/02                   6,400
           11,400                       Delaware Valley Regional Financial Authority, Local
                                                Government, Ser. B, Rev., FRDO, 1.35%, 09/04/02                  11,400
           20,200                       Delaware Valley Regional Financial Authority, Local
                                                Government, Ser. C, Rev., FRDO, 1.35%, 09/04/02                  20,200
           29,550                       Delaware Valley Regional Financial Authority, Local
                                                Government, Ser. D, Rev., FRDO, 1.35%, 09/04/02                  29,550
            5,900                       Eagle Tax Exempt Trust, Weekly Option Mode,
                                                Class A, FRDO, #, 1.45%, 09/05/02                                 5,900
           11,600                       Emmaus General Authority, Pennsylvania Loan
                                                Project, Ser. A, Rev., FRDO, FSA, 1.38%, 09/05/02                11,600
            7,090                       Emmaus General Authority, Sub Ser. G-16, Rev.,
                                                FRDO, 1.45%, 09/04/02                                             7,090
            8,135                       Lehigh County, FLOATS, Ser. PA-976, 1.38%,
                                                09/05/02                                                          8,135
           10,000                       Montgomery County Redevelopment Authority,
                                                Multi-Family Housing, Kingswood Apartments
                                                Project, Ser. A, Rev., FRDO, 1.30%, 09/05/02                     10,000

                       See notes to financial statements.

AS OF AUGUST 31, 2002
(AMOUNTS IN THOUSANDS)

        PRINCIPAL
           AMOUNT                 ISSUER                                                                          VALUE
--------------------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED
--------------------------------------------------------------------------------------------------------------------------
                                        Pennsylvania -- Continued
$           7,000                       Montgomery County, GO, TRAN, 3.00%, 12/31/02                        $     7,034
           13,330                       North Penn Water Authority, Municipal Securities
                                                Trust Receipts, Ser. SGA-30, Rev., FRDO, FGIC,
                                                1.44%, 09/04/02                                                  13,330
            7,600                       Pennsylvania Convention Center Authority,
                                                FLOATS, Ser. PT-1224, Rev., FRDO, FGIC, 1.38%,
                                                09/05/02                                                          7,600
           30,000                       Pennsylvania Economic Development Financing
                                                Authority, Exempt Facilities, Reliant Energy Seward
                                                Project, Ser. A, Rev., FRDO, 1.45%, 09/04/02                     30,000
            5,345                       Pennsylvania Energy Development Authority, B&W
                                                Ebensburg Project, Rev., FRDO, 1.40%, 09/04/02                    5,345
            7,155                       Pennsylvania Housing Finance Agency, FLOATS,
                                                Ser. PT-350, Rev., FRDO, 1.41%, 09/05/02                          7,155
            7,390                       Pennsylvania Intergovernmental Cooperative
                                                Authority, Floating Rate Receipts, Ser. SG-16,
                                                1.38%, 09/05/02                                                   7,390
            9,000                       Pennsylvania Intergovernmental Cooperative
                                                Authority, Floating Rate Receipts, Ser. SG-67, Rev.,
                                                FRDO, FGIC, 1.38%, 09/05/02                                       9,000
            5,500                       Pennsylvania State Higher Education Assistance
                                                Agency, Student Loan, Ser. A, Rev., FRDO, AMBAC,
                                                1.35%, 09/04/02                                                   5,500
            8,800                       Pennsylvania State Higher Education Assistance
                                                Agency, Student Loan, Ser. A, Rev., FRDO, AMBAC,
                                                1.40%, 09/04/02                                                   8,800
            3,800                       Philadelphia, Pennsylvania, Water & Wastewater
                                                Systems, Floating Rate Trust Receipts, Ser. L-16,
                                                Regulation D, Rev., FRDO, FGIC, 1.40%, 09/04/02                   3,800
           33,615                       Philadelphia, Pennsylvania, Water & Wastewater,
                                                Ser. SG-158, Rev., FRDO, FGIC, 1.38%, 09/05/02                   33,615
           10,905                       Pittsburgh, Pennsylvania, Floating Rate Receipts,
                                                Ser. SG-71, FRDO, 1.38%, 09/05/02                                10,905
           10,235                       Southeastern Pennsylvania Transportation
                                                Authority, Ser. SG-28, Rev., FRDO, FGIC, 1.38%,
                                                09/05/02                                                         10,235
            7,500                       University of Pittsburgh, Commonwealth System of
                                                Higher Education, University Capital Project, Ser B.,
                                                Rev., FRDO, 1.30%, 09/04/02                                       7,500
            7,500                       University of Pittsburgh, Commonwealth System of
                                                Higher Education, University Capital Project, Ser B.,
                                                Rev., FRDO, 1.30%, 09/04/02                                       7,500
                                                                                                             ------------
                                                                                                                375,229
                                        Puerto Rico -- 0.1%
            1,125                       Puerto Rico Commonwealth Highway &
                                                Transportation Authority, Ser. II-R-66, Rev., FRDO,
                                                MBIA-IBC, 1.31%, 09/05/02                                         1,125
            3,315                       Puerto Rico Commonwealth, FLOATS, Ser. PA-625,
                                                GO, FRDO, AMBAC, 1.27%, 09/05/02                                  3,315

                       See notes to financial statements.

AS OF AUGUST 31, 2002
(AMOUNTS IN THOUSANDS)

        PRINCIPAL
           AMOUNT                 ISSUER                                                                          VALUE
--------------------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED
--------------------------------------------------------------------------------------------------------------------------

                                        Puerto Rico -- Continued
$             800                       Puerto Rico Commonwealth, FLOATS, Ser. PT-1226,
                                                FRDO, 1.27%, 09/05/02                                         $     800
            4,900                       Puerto Rico Government Development Bank, Rev.,
                                                FRDO, MBIA, 1.07%, 09/04/02                                       4,900
              350                       Puerto Rico Highway & Transportation Authority,
                                                FLOATS, Ser. PA-472, Rev., FRDO, FSA, 1.27%,
                                                09/05/02                                                            350
            1,330                       Puerto Rico Highway & Transportation Authority,
                                                Trust Receipts, Ser. B, Class F, Rev., FRDO, MBIA,
                                                1.26%, 09/05/02                                                   1,330
                                                                                                             ------------
                                                                                                                 11,820
                                        Rhode Island -- 0.7%
           20,715                       Rhode Island Convention Center Authority, Ser. A,
                                                Rev., FRDO, MBIA, 1.30%, 09/05/02                                20,715
            4,700                       Rhode Island Health & Educational Building Corp.,
                                                Moses Brown School Issue, Rev., FRDO, MBIA,
                                                1.90%, 09/05/02                                                   4,700
            7,845                       Rhode Island Industrial Facilities Corp., Marine
                                                Terminal, Exxon-Mobil Project, Rev., FRDO, 1.80%,
                                                09/03/02                                                          7,845
           26,565                       Rhode Island State & Providence Plantations,
                                                Consolidated Capital Development Loan, Ser. B,
                                                GO, FRDO, 1.30%, 09/04/02                                        26,565
            4,020                       Rhode Island State & Providence Plantations,
                                                Consolidated Capital Development Loan, Ser. C,
                                                GO, 3.25%, 09/03/02                                               4,020
                                                                                                             ------------
                                                                                                                 63,845
                                        South Carolina-- 1.0%
            2,500                       Berkeley County, Bayer Corp. Project, Rev.,
                                                FRDO, 1.95%, 09/03/02                                             2,500
            3,000                       Cherokee County, IDB, Oshkosh Truck Project,
                                                Rev., FRDO, 1.45%, 09/04/02                                       3,000
            7,480                       Darlington County, PCR, Floating Rate Receipts,
                                                Ser. L-36, Rev., FRDO, AMBAC, 1.50%, 09/04/02                     7,480
            2,150                       Florence County, Solid Waste Disposal &
                                                Wastewater Treatment, Roche Carolina, Inc., Rev.,
                                                FRDO, 2.00%, 09/03/02                                             2,150
            3,000                       South Carolina Jobs & Economic Development
                                                Authority, Concept Packaging Group Project, Rev.,
                                                FRDO, 1.55%, 09/05/02                                             3,000
           28,900                       South Carolina Jobs & Economic Development
                                                Authority, FLOATS, Ser. PT- 499, Rev., FRDO,
                                                1.58%, 09/05/02                                                  28,900
            8,000                       South Carolina Jobs & Economic Development
                                                Authority, Hospital Facilities, Tuomey Regional
                                                Medical Center, Ser. B, Rev., FRDO, MBIA, 1.35%,
                                                09/05/02                                                          8,000
            3,500                       South Carolina Jobs & Economic Development
                                                Authority, South Carolina Catholic Diocese Project,
                                                Rev., FRDO, 1.45%, 09/05/02                                       3,500

                       See notes to financial statements.

AS OF AUGUST 31, 2002
(AMOUNTS IN THOUSANDS)

        PRINCIPAL
           AMOUNT                 ISSUER                                                                          VALUE
--------------------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED
--------------------------------------------------------------------------------------------------------------------------
                                        South Carolina -- Continued
$           4,600                       South Carolina Jobs & Economic Development
                                                Authority, Specialty Minerals Project, Rev., FRDO,
                                                1.50%, 09/04/02                                             $     4,600
            3,750                       South Carolina Jobs & Economic Development
                                                Authority, Valley Proteins, Inc. Project, Rev., FRDO,
                                                1.45%, 09/05/02                                                   3,750
            4,910                       South Carolina State Housing Finance &
                                                Development Authority, Rental Housing, Oak
                                                Ridge/McGuire, Rev., FRDO, 1.35%, 09/05/02                        4,910
            2,845                       South Carolina State Housing Finance &
                                                Development Authority, Rental Housing, Waverly
                                                Place Project, Rev., FRDO, 1.35%, 09/05/02                        2,845
            6,000                       South Carolina State, FLOATS, Ser. PT-1225,
                                                FRDO, 1.39%, 09/05/02                                             6,000
            9,300                       South Carolina State, Ser. 7, GO, FRDO, 1.45%,
                                                09/05/02                                                          9,300
                                                                                                             ------------
                                                                                                                 89,935
                                        South Dakota -- 0.2%
            4,710                       South Dakota Economic Development Finance
                                                Authority, Hastings Filters, Inc. Project, Rev.,
                                                FRDO, 1.50%, 09/05/02                                             4,710
            4,500                       South Dakota Housing Development Authority,
                                                Floating Rate Trust Receipts, Ser. N-1, Regulation D,
                                                Rev., FRDO, 1.55%, 09/04/02                                       4,500
            4,885                       South Dakota Housing Development Authority,
                                                FLOATS, Ser. PT-73, FRDO, 1.42%, 09/05/02                         4,885
                                                                                                             ------------
                                                                                                                 14,095
                                        Tennessee -- 3.5%
            3,400                       Blount County Public Building Authority, Local
                                                Government Public Improvement, Ser. A-1-F, Rev.,
                                                FRDO, AMBAC, 1.85%, 09/04/02                                      3,400
            3,000                       Blount County Public Building Authority, Local
                                                Government Public Improvement, Ser. A-1-G, Rev.,
                                                FRDO, AMBAC, 1.85%, 09/03/02                                      3,000
            3,925                       Blount County Public Building Authority, Local
                                                Government Public Improvement, Ser. A-2-F, Rev.,
                                                FRDO, AMBAC, 1.85%, 09/06/02                                      3,925
            3,850                       Blount County Public Building Authority, Local
                                                Government Public Improvement, Ser. A-2-H, Rev.,
                                                FRDO, AMBAC, 1.85%, 09/03/02                                      3,850
            5,270                       Blount County Public Building Authority, Local
                                                Government Public Improvement, Ser. A-4-A, Rev.,
                                                FRDO, 1.80%, 09/03/02                                             5,270
           10,000                       Blount County Public Building Authority, Local
                                                Government Public Improvement, Ser. A-5-A, Rev.,
                                                FRDO, AMBAC, 1.85%, 09/05/02                                     10,000
            5,300                       Clarksville Public Building Authority, Pooled
                                                Financing, Tennessee Municipal Bond Fund, Rev.,
                                                FRDO, 1.40%, 09/05/02                                             5,300

                       See notes to financial statements.

AS OF AUGUST 31, 2002
(AMOUNTS IN THOUSANDS)

        PRINCIPAL
           AMOUNT                 ISSUER                                                                          VALUE
--------------------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED
--------------------------------------------------------------------------------------------------------------------------
                                        Tennessee -- Continued
$           6,510                       Clarksville Public Building Authority, Tennessee
                                                Municipal Bond Fund, Pooled Financing, Rev.,
                                                FRDO, 1.85%, 09/03/02                                       $     6,510
            3,000                       Jackson IDB, Solid Waste Disposal, Florida Steel
                                                Corp. Project, FRDO, 1.50%, 09/05/02                              3,000
              100                       Knoxville Utilities Board, Wastewater Systems,
                                                Rev., FRDO, FSA, 1.80%, 09/03/02                                    100
            7,750                       Knoxville, Tennessee, Utilities Board, Sub-Gas
                                                Systems, Rev., FRDO, 1.80%, 09/04/02                              7,750
            6,995                       Metropolitan Government Nashville & Davidson
                                                Counties, FLOATS, Ser. PT-394, GO, FRDO, 1.44%,
                                                09/05/02                                                          6,995
           14,000                       Metropolitan Government Nashville & Davidson
                                                County Health & Educational Facility Board,
                                                Ascension Health Credit, Ser. B-2, Rev., FRDO,
                                                2.00%, 01/03/03                                                  14,000
           15,000                       Metropolitan Government Nashville & Davidson
                                                County Health & Educational Facility Board, Belmont
                                                University Project, Rev., FRDO, 1.40%, 09/04/02                  15,000
           31,900                       Metropolitan Government Nashville & Davidson
                                                County Health & Educational Facility Board,
                                                Vanderbilt University, Ser. B, Rev., FRDO, 1.80%,
                                                09/03/02                                                         31,900
            2,600                       Metropolitan Government Nashville & Davidson
                                                County IDB, Country Music Hall of Fame, Rev.,
                                                FRDO, 1.35%, 09/05/02                                             2,600
            3,445                       Metropolitan Government Nashville & Davidson
                                                County, IDB, L&S LLC Project, Rev., FRDO, 1.50%,
                                                09/05/02                                                          3,445
           26,800                       Montgomery County Public Building Authority,
                                                Tennesse County Loan Pool, Rev., FRDO, 1.85%,
                                                09/04/02                                                         26,800
            1,500                       Sevier County Public Building Authority, Local
                                                Government Public Improvement, Ser. II-A-1, Rev.,
                                                FRDO, AMBAC, 1.40%, 09/05/02                                      1,500
            2,500                       Sevier County Public Building Authority, Local
                                                Government Public Improvement, Ser. II-A-2, Rev.,
                                                FRDO, AMBAC, 1.40%, 09/05/02                                      2,500
            6,000                       Sevier County Public Building Authority, Local
                                                Government Public Improvement, Ser. II-C-2, Rev.,
                                                FRDO, AMBAC, 1.40%, 09/05/02                                      6,000
            1,060                       Sevier County Public Building Authority, Local
                                                Government Public Improvement, Ser. II-D-3, Rev.,
                                                FRDO, AMBAC, 1.40%, 09/05/02                                      1,060
            3,300                       Sevier County Public Building Authority, Local
                                                Government Public Improvement, Ser. III-B-3, Rev.,
                                                FRDO, AMBAC, 1.40%, 09/05/02                                      3,300
            6,800                       Sevier County Public Building Authority, Local
                                                Government Public Improvement, Ser. III-C-5, Rev.,
                                                FRDO, AMBAC, 1.40%, 09/05/02                                      6,800

                       See notes to financial statements.

AS OF AUGUST 31, 2002
(AMOUNTS IN THOUSANDS)

        PRINCIPAL
           AMOUNT                 ISSUER                                                                          VALUE
--------------------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED
--------------------------------------------------------------------------------------------------------------------------
                                        Tennessee -- Continued
$           1,600                       Sevier County Public Building Authority, Local
                                                Government Public Improvement, Ser. III-D-3, Rev.,
                                                FRDO, AMBAC, 1.40%, 09/05/02                                $     1,600
            2,500                       Sevier County Public Building Authority, Local
                                                Government Public Improvement, Ser. III-E-3, Rev.,
                                                FRDO, AMBAC, 1.40%, 09/05/02                                      2,500
            9,500                       Sevier County Public Building Authority, Local
                                                Government, Ser. III-A-1, Rev., FRDO, AMBAC,
                                                1.40%, 09/05/02                                                   9,500
           23,000                       Shelby County Health, Educational & Housing
                                                Facilities Board, 1.30%, 09/18/02                                23,000
           56,700                       Shelby County Health, Educational & Housing
                                                Facilities Board, 1.30%, 09/24/02                                56,700
            5,205                       Shelby County Health, Educational & Housing
                                                Facilities Board, Rhodes College, Rev., FRDO,
                                                1.35%, 09/05/02                                                   5,205
              600                       South Pittsburg IDB, Lodge Manufacturing Co.
                                                Project, Rev., FRDO, 1.50%, 09/04/02                                600
           18,050                       Stewart County IDB, Solid Waste Disposal,
                                                Standard Gypsum Project, Rev., FRDO, 1.50%,
                                                09/04/02                                                         18,050
           10,000                       Tennergy Corp., Gas, Rev., MBIA, 4.75%,
                                                06/02/03                                                         10,221
           10,500                       Volunteer State Student Funding Corp., Tennessee
                                                Student Loan, Ser. A-2, Rev., FRDO, 1.40%,
                                                09/04/02                                                         10,500
                                                                                                             ------------
                                                                                                                311,881
                                        Texas -- 12.3%
           13,280                       ABN AMRO Munitops Certificate Trust,
                                                Ser. 2000-10, FRDO, MBIA, 1.45%, 09/04/02                        13,280
            8,000                       ABN AMRO Munitops Certificate Trust,
                                                Ser. 2001-26, GO, FRDO, 1.75%, 11/15/02                           8,000
           16,685                       ABN-AMRO Munitops Certificate Trust,
                                                Ser. 2000-13, Class C, FRDO, 1.60%, 09/04/02                     16,685
            2,900                       Angelina & Neches River Authority, Industrial
                                                Development Corp., Solid Waste, Ser. 1984-D, Rev.,
                                                FRDO, 1.95%, 09/03/02                                             2,900
            4,200                       Angelina & Neches River Authority, Industrial
                                                Development Corp., Solid Waste, Ser. 1984-E, Rev.,
                                                FRDO, 1.95%, 09/03/02                                             4,200
            5,595                       Arlington Independent School District, FLOATS,
                                                Ser. PA-874, FRDO, 1.42%, 09/05/02                                5,595
            5,200                       Austin Higher Education Authority, Concordia
                                                University at Austin, Rev., FRDO, 1.85%, 09/03/02                 5,200
            5,620                       Bexar County Health Facilities Development Corp.,
                                                FLOATS, Ser. PT-444, Rev., FRDO, 1.42%,
                                                09/05/02                                                          5,620
            5,025                       Bexar County Housing Finance Authority,
                                                Multi-Family Housing, Fountainhead Apartments,
                                                Rev., FRDO, 1.30%, 09/04/02                                       5,025

                       See notes to financial statements.

AS OF AUGUST 31, 2002
(AMOUNTS IN THOUSANDS)

        PRINCIPAL
           AMOUNT                 ISSUER                                                                          VALUE
--------------------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED
--------------------------------------------------------------------------------------------------------------------------
                                        Texas -- Continued
$           5,000                       Bexar, Texas, Metropolitan Water Authority, 1.30%,
                                                10/01/02                                                    $     5,000
            4,990                       Brazos River Authority, PCR, FLOATS,
                                                Ser. PA-829, Rev., FRDO, 1.58%, 09/05/02                          4,990
           10,000                       Brazos River Authority, PCR, TXU Electric Co.,
                                                Ser. C, Rev., FRDO, 1.45%, 09/12/02                              10,000
            4,200                       Brazos River Habor Navigation District, Brazoria
                                                County Environmental, Merey Sweeny LP Project,
                                                Ser. A, Rev., FRDO, 2.00%, 09/03/02                               4,200
            8,719                       Collin County Housing Finance Corp., Multi-Family
                                                Housing, Preston Bend Apartment Project, Rev.,
                                                FRDO, 1.30%, 09/04/02                                             8,719
            5,000                       Dallas-Fort Worth International Airport Facilities
                                                Improvement Corp., Flight Safety Project, Rev.,
                                                FRDO, 1.43%, 09/05/02                                             5,000
            1,255                       Dallas-Fort Worth Regional Airport, Municipal
                                                Securities Trust Receipts, Ser. SGA-49, Rev., FRDO,
                                                MBIA, 1.83%, 09/03/02                                             1,255
            8,100                       Dallas-Fort Worth Regional Airport, Municipal
                                                Securities Trust Reciepts, Ser. SGA-46, Rev.,
                                                FRDO, MBIA, 1.49%, 09/04/02                                       8,100
            2,420                       Eagle Tax Exempt Trust, Weekly Option Mode,
                                                Ser. 3C-7, Class A, #, FRDO, 1.45%, 09/05/02                      2,420
            2,400                       Grapevine Industrial Development Corp., IDB,
                                                American Airlines, Inc., Multiple Mode, Ser. A-2, Rev.,
                                                FRDO, 1.75%, 09/03/02                                             2,400
              300                       Grapevine Industrial Development Corp., IDB,
                                                American Airlines, Inc., Multiple Mode, Ser. A-3, Rev.,
                                                FRDO, 1.75%, 09/03/02                                               300
            4,000                       Grapevine Industrial Development Corp., IDB,
                                                American Airlines, Inc., Multiple Mode, Ser. A-4, Rev.,
                                                FRDO, 1.75%, 09/03/02                                             4,000
            3,200                       Grapevine Industrial Development Corp., IDB,
                                                American Airlines, Inc., Multiple Mode, Ser. B-1, Rev.,
                                                FRDO, 1.75%, 09/03/02                                             3,200
            3,000                       Grapevine Industrial Development Corp., IDB,
                                                American Airlines, Inc., Multiple Mode, Ser. B-2, Rev.,
                                                FRDO, 1.75%, 09/03/02                                             3,000
            1,900                       Grapevine Industrial Development Corp., IDB,
                                                American Airlines, Inc., Multiple Mode, Ser. B-3, Rev.,
                                                FRDO, 1.75%, 09/03/02                                             1,900
            4,500                       Greater East Texas Higher Education Authority,
                                                Ser. A, Rev., FRDO, 1.37%, 09/03/02                               4,500
            9,000                       Greater East Texas Higher Education Authority,
                                                Ser. A, Rev., FRDO, 1.45%, 11/01/02                               9,000
            5,000                       Greater East Texas Higher Education Authority,
                                                Ser. B, Rev., FRDO, 1.42%, 09/05/02                               5,000
           10,000                       Greater Texas Student Loan Corp., Student Loan,
                                                Ser. A, Rev., FRDO, 1.42%, 09/05/02                              10,000

                       See notes to financial statements.

AS OF AUGUST 31, 2002
(AMOUNTS IN THOUSANDS)

        PRINCIPAL
           AMOUNT                 ISSUER                                                                          VALUE
--------------------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED
--------------------------------------------------------------------------------------------------------------------------
                                        Texas -- Continued
$           5,460                       Guadalupe-Blanco River Authority, Texas, PCR,
                                                Central Power & Light Co. Project, Rev., FRDO,
                                                1.80%, 09/03/02                                             $     5,460
            3,000                       Gulf Coast IDA, Environmental Facilities, Citgo
                                                Petroleum Corp. Project, Rev., FRDO, 2.00%,
                                                09/03/02                                                          3,000
              600                       Gulf Coast Waste Disposal Authority,
                                                Environmental Facilities, Exxon-Mobil Project, Ser. A,
                                                Rev., FRDO, 1.90%, 09/03/02                                         600
            4,300                       Gulf Coast Waste Disposal Authority,
                                                Environmental Facilities, Exxon-Mobil Project, Ser. B,
                                                Rev., FRDO, 1.90%, 09/03/02                                       4,300
            4,000                       Gulf Coast Waste Disposal Authority, PCR, Amoco
                                                Oil Co. Project, Rev., FRDO, 1.80%, 09/03/02                      4,000
            6,350                       Gulf Coast Waste Disposal Authority, PCR, Amoco
                                                Oil Co. Project, Ser. A, Rev., FRDO, 2.00%,
                                                09/03/02                                                          6,350
            5,000                       Gulf Coast Waste Disposal Authority, PCR, Exxon
                                                Project, Rev., FRDO, 1.90%, 09/03/02                              5,000
            5,000                       Harlandale Independent School District, Municipal
                                                Securities Trust Receipts, Ser. SGA-100, GO, FRDO,
                                                1.46%, 09/04/02                                                   5,000
           10,847                       Harris County, 1.30%, 09/05/02                                           10,847
           12,863                       Harris County Health Facilities Development
                                                Hospital, 1.30%, 10/07/02                                        12,863
            8,610                       Harris County Toll, 1.30%, 09/13/02                                       8,610
            7,200                       Hays Memorial Health Facilities Development
                                                Corp., Central Texas Medical Center Project, Ser. A,
                                                Rev., FRDO, 1.40%, 09/05/02                                       7,200
           29,245                       Houston Higher Education Finance Corp., Floating
                                                Rate Certificates, Ser. SG-139, Rev., FRDO, 1.42%,
                                                09/05/02                                                         29,245
           13,300                       Houston Housing Finance Corp., Single Family
                                                Mortgage, Ser. B, Rev., 2.10%, 10/30/02                          13,300
            3,000                       Houston, Texas, Rev., FRDO, 1.45%, 09/05/02                               3,000
           17,500                       Houston, Texas, Airport Systems, Floating Rate
                                                Receipts, Ser. SG-149, Rev., FRDO, FSA, 1.46%,
                                                09/05/02                                                         17,500
           20,010                       Houston, Texas, Floating Rate Certificates, COP,
                                                Ser. 523, FRDO, MBIA, 1.44%, 09/05/02                            20,010
           20,000                       Houston, Texas, Water & Sewer, GO, 1.30%,
                                                09/03/02                                                         20,000
           12,495                       Houston, Texas, Water & Sewer Systems, FLOATS,
                                                Ser. PA-974-R, Rev., FRDO, MBIA, 2.00%,
                                                09/05/02                                                         12,495
           28,600                       Houston, Texas, Water & Sewer Systems, Municipal
                                                Securities Trust Receipts, Ser. SG-120, FRDO,
                                                1.42%, 09/05/02                                                  28,600
           11,270                       Hurst-Euless-Bedford Independent School District,
                                                Floating Rate Receipts, Ser. SG-98, GO, FRDO,
                                                1.42%, 09/05/02                                                  11,270

                       See notes to financial statements.

AS OF AUGUST 31, 2002
(AMOUNTS IN THOUSANDS)

        PRINCIPAL
           AMOUNT                 ISSUER                                                                          VALUE
--------------------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED
--------------------------------------------------------------------------------------------------------------------------
                                        Texas -- Continued
$           5,200                       Keller Independent School District, Municipal
                                                Securities Trust Receipts, Ser. SGA-111, GO, FRDO,
                                                1.80%, 09/03/02                                             $     5,200
            4,400                       Lone Star Airport Improvement Authority, Multiple
                                                Mode, Ser. A-5, Rev., FRDO, 1.93%, 09/03/02                       4,400
            1,300                       Lone Star Airport Improvement Authority, Multiple
                                                Mode, Ser. B-1, Rev., FRDO, 1.93%, 09/03/02                       1,300
            2,400                       Longview Industrial Corp., Collins Industries, Inc.
                                                Project, Rev., FRDO, 1.60%, 09/05/02                              2,400
           19,425                       Lower Colorado River Authority, FLOATS,
                                                Ser. PA-590, Rev., FRDO, FSA, 1.42%, 09/05/02                    19,425
           24,000                       Lower Neches Valley Authority Industrial
                                                Development Corp., Exempt Facilities, Exxon-Mobil
                                                Project, Ser. A, Rev., FRDO, 1.80%, 09/03/02                     24,000
            5,455                       Mansfield Independent School District, Municipal
                                                Securities Trust Receipts, Ser. SGA-129, GO, FRDO,
                                                1.46%, 09/04/02                                                   5,455
            5,290                       Mission Consolidated Independent School District,
                                                Municipal Securities Trust Receipts, Ser. SGA-105,
                                                GO, FRDO, 1.46%, 09/04/02                                         5,290
           17,050                       New Caney Independent School District, Floating
                                                Rate Trust Certificates, Ser. SG-142, GO, FRDO,
                                                1.42%, 09/05/02                                                  17,050
           20,000                       North East Independent School District, Floating
                                                Rate Certificates, Ser. SG-143, GO, FRDO, 1.42%,
                                                09/05/02                                                         20,000
            3,700                       North Texas Higher Education Authority, Student
                                                Loan, Ser. A, Rev., FRDO, 1.45%, 09/04/02                         3,700
            8,000                       North Texas Higher Education Authority, Student
                                                Loan, Ser. B, Rev., FRDO, 1.45%, 09/04/02                         8,000
            7,700                       North Texas Higher Education Authority, Student
                                                Loan, Ser. C, Rev., FRDO, AMBAC, 1.45%,
                                                09/04/02                                                          7,700
            1,400                       North Texas Higher Education Authority, Student
                                                Loan, Ser. F, Rev., FRDO, AMBAC, 1.45%,
                                                09/04/02                                                          1,400
           13,700                       Panhandle-Plains Higher Education Authority,
                                                Student Loan, Ser. A, Rev., FRDO, 1.40%,
                                                09/04/02                                                         13,700
           11,735                       Pharr San Juan Alamo Independent School District,
                                                Municipal Securities Trust Receipts, Ser. SGA-101,
                                                GO, FRDO, 1.46%, 09/04/02                                        11,735
            9,000                       Port Corpus Christi Authority, Nueces County
                                                Marine Terminal, Reynolds Metals Co. Project, Rev.,
                                                FRDO, 1.30%, 09/04/02                                             9,000
           10,475                       Round Rock, Texas, FRDO, 1.45%, 09/05/02                                 10,475
            9,780                       San Angelo Independent School District, GO,
                                                FRDO, 1.37%, 09/05/02                                             9,780
            6,300                       San Antonio, Texas, Electric & Gas, FLOATS,
                                                Ser. SG-101, FRDO, ^, 1.42%, 09/05/02                             6,300

                       See notes to financial statements.

AS OF AUGUST 31, 2002
(AMOUNTS IN THOUSANDS)

        PRINCIPAL
           AMOUNT                 ISSUER                                                                          VALUE
--------------------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED
--------------------------------------------------------------------------------------------------------------------------
                                        Texas -- Continued
$          19,920                       San Antonio, Texas, Electric & Gas, Municipal
                                                Securities Trust Receipts, Ser. SGA-48, Rev., FRDO,
                                                1.46%, 09/04/02                                            $     19,920
           28,935                       San Antonio, Texas, Water, FLOATS, Ser. SG-159,
                                                Rev., FRDO, FSA, 1.42%, 09/05/02                                 28,935
           10,430                       San Antonio, Texas, Water, Municipal Securities
                                                Trust Receipts, Ser. SGA-41, Rev., FRDO, MBIA,
                                                1.46%, 09/04/02                                                  10,430
            5,000                       San Antonio, Texas, Water, Municipal Securities
                                                Trust Receipts, Ser. SGA-42, Rev., FRDO, MBIA,
                                                1.46%, 09/04/02                                                   5,000
            9,000                       Schertz/Seguin Local Government Corp., Texas
                                                Contract, Floating Rate Certificates, Ser. SG-151,
                                                Rev., FRDO, FSA, 1.93%, 09/03/02                                  9,000
           12,200                       South Texas Higher Education Authority, Rev.,
                                                FRDO, MBIA, 1.40%, 09/04/02                                      12,200
           15,000                       South Texas Higher Education Authority, Rev.,
                                                FRDO, MBIA, 1.40%, 09/04/02                                      15,000
            3,130                       Tarrant County Housing Finance Corp., Multi-Family
                                                Housing, Remington Project, Rev., FRDO, 1.40%,
                                                09/04/02                                                          3,130
            4,250                       Texas Department of Housing & Community
                                                Affairs, Single Family Mortgage, Ser. II-R-178, Rev.,
                                                FRDO, MBIA, 1.48%, 09/05/02                                       4,250
            1,100                       Texas State Department of Housing & Community
                                                Affairs, Multi-Family Housing, Timber Point
                                                Apartments, Ser. A-1, Rev., FRDO, 1.45%,
                                                09/04/02                                                          1,100
            3,000                       Texas State Turnpike Authority, Dallas North
                                                Thruway, Floating Rate Receipts, Ser. SG-70, Rev.,
                                                FRDO, 1.42%, 09/05/02                                             3,000
           20,000                       Texas State Turnpike Authority, Ser. B, Rev.,
                                                FRDO, AMBAC, 1.50%, 09/04/02                                     20,000
            4,200                       Texas State, Floating Rate Certificates, Ser. 290,
                                                GO, FRDO, ^, 1.44%, 09/05/02                                      4,200
            9,970                       Texas State, Floating Rate Certificates,
                                                Ser. SG-152, GO, FRDO, 1.93%, 09/03/02                            9,970
           40,000                       Texas State, Floating Rate Trust Receipts,
                                                Ser. L-23, Regulation D, GO, FRDO, 1.50%, 09/04/02               40,000
           30,000                       Texas State, Floating Rate Trust Receipts,
                                                Ser. NJ1, Regulation D, GO, FRDO, 1.40%, 12/11/02                30,000
          190,000                       Texas State, Rev., TRAN, 2.75%, 08/29/03                                192,503
            4,200                       Texas State, Veteran's Housing Assistance,
                                                Ser. A-1, GO, FRDO, 1.55%, 09/04/02                               4,200
           29,426                       Texas State, Veterans Housing Assistance Fund I,
                                                GO, FRDO, 1.30%, 09/04/02                                        29,426
           20,000                       Texas State, Veterans Housing Assistance Fund II,
                                                Ser. A-2, GO, FRDO, 1.40%, 09/04/02                              20,000
            5,000                       Texas State, Veterans Housing Assistance Fund II,
                                                Ser. A-2, GO, FRDO, 1.50%, 09/04/02                               5,000

                       See notes to financial statements.

AS OF AUGUST 31, 2002
(AMOUNTS IN THOUSANDS)

        PRINCIPAL
           AMOUNT                 ISSUER                                                                          VALUE
--------------------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED
--------------------------------------------------------------------------------------------------------------------------
                                        Texas -- Continued
$          22,895                       Texas Water Development Board, FLOATS,
                                                Ser. PA-912, Rev., FRDO, 1.42%, 09/05/02                   $     22,895
           10,000                       Tyler, Texas, Waterworks & Sewer, Municipal
                                                Securities Trust Receipts, Ser. SGA-112, Rev.,
                                                FRDO, FGIC, 1.80%, 09/03/02                                      10,000
           14,002                       University of Texas, 1.25%, 09/10/02                                     14,002
            7,000                       West Side Calhoun County Naval District,
                                                Environmental Facilities, BP Chemicals, Inc. Project,
                                                Rev., FRDO, 2.00%, 09/03/02                                       7,000
            3,600                       West Side Calhoun County Naval District, Sewer &
                                                Solid Waste Disposal, BP Chemicals, Inc. Project,
                                                Rev., FRDO, 2.00%, 09/03/02                                       3,600
                                                                                                             ------------
                                                                                                              1,099,210
                                        Utah -- 2.7%
            7,665                       Intermountain Power Agency, Power Supply,
                                                Municipal Trust Receipts, Ser. SG-6, 1.42%,
                                                09/05/02                                                          7,665
           20,000                       Intermountain Power Agency, Power Supply, Ser. E,
                                                Rev., FRDO, AMBAC, 1.50%, 12/02/02                               20,000
           15,125                       Intermountain Power Agency, Power Supply, Ser. F,
                                                Rev., FRDO, AMBAC, 1.50%, 12/02/02                               15,125
           10,800                       Intermountain Power Authority, 1.25%, 09/09/02                           10,800
           15,000                       Intermountain Power Authority, 1.25%, 10/02/02                           15,000
           65,000                       Intermountain Power Authority, 1.30%, 09/03/02                           65,000
           25,700                       Intermountain Power Authority, 1.30%, 09/03/02                           25,700
            4,000                       Salt Lake City, Utah, Rowland Hall St. Marks School
                                                Project, Rev., FRDO, 1.35%, 09/05/02                              4,000
            5,880                       Salt Lake City, Utah, Salt Lake City Airport,
                                                Floating Rate Trust Receipts, Ser. 2002-L, Class 20,
                                                Rev., FRDO, FGIC, 1.50%, 09/04/02                                 5,880
           28,560                       University of Utah, Floating Rate Trust Receipts,
                                                Ser. N-15, Regulation D, Rev., FRDO, MBIA, 1.60%,
                                                09/04/02                                                         28,560
            7,000                       Utah Housing Corp., Single-Family Mortgage,
                                                Ser. E-1, Class 1, Rev., FRDO, 1.50%, 09/04/02                    7,000
            5,000                       Utah Housing Finance Agency, Single Family
                                                Mortgage, Ser. C-1, Class I, Rev., FRDO, 1.50%,
                                                09/04/02                                                          5,000
            7,370                       Utah Housing Finance Agency, Single Family
                                                Mortgage, Ser. D-1, Rev., FRDO, 1.50%, 09/04/02                   7,370
            4,885                       Utah Housing Finance Agency, Single Family
                                                Mortgage, Ser. E-1, Rev., FRDO, 1.50%, 09/04/02                   4,885
            5,000                       Utah Housing Finance Agency, Single Family
                                                Mortgage, Ser. F-2, Class I, Rev., FRDO, 1.50%,
                                                09/04/02                                                          5,000
           11,200                       Utah State Board of Regents, Student Loans,
                                                Ser. Q, Rev., FRDO, AMBAC, 1.40%, 09/04/02                       11,200
                                                                                                             ------------
                                                                                                                238,185

                       See notes to financial statements.

AS OF AUGUST 31, 2002
(AMOUNTS IN THOUSANDS)

        PRINCIPAL
           AMOUNT                 ISSUER                                                                          VALUE
--------------------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED
--------------------------------------------------------------------------------------------------------------------------
                                        Vermont-- 0.3%
$           5,900                       Vermont Educational & Health Buildings Financing
                                                Agency, Hospital, VHA New England, Ser. D, Rev.,
                                                FRDO, AMBAC, 1.40%, 09/04/02                                $     5,900
            6,845                       Vermont Educational & Health Buildings Financing
                                                Agency, Middlebury College Project, Ser. A, Rev.,
                                                FRDO, 1.95%, 05/02/03                                             6,845
           10,300                       Vermont State, IDA, 1.40%, 10/08/02                                      10,300
            5,000                       Vermont Student Assistance Corp., Student Loans,
                                                Rev., FRDO, 1.45%, 09/03/02                                       5,000
                                                                                                             ------------
                                                                                                                 28,045
                                        Virginia -- 1.1%
            2,600                       Alexandria Redevelopment & Housing Authority,
                                                Residential Care Facility, Multi-Mode, First
                                                Mortgage, Goodwin House, Ser. B, Rev., FRDO,
                                                1.75%, 09/03/02                                                   2,600
            3,600                       Fairfax County, Energy Northwest Electric,
                                                FLOATS, Ser. PA-977R, GO, FRDO, 1.39%,
                                                09/05/02                                                          3,600
            6,170                       Fairfax County, FLOATS, Ser. PT-1480, GO,
                                                FRDO, 1.39%, 09/05/02                                             6,170
            2,000                       Harrisonburg Redevelopment & Housing Authority,
                                                Multi-Family Housing, Misty Ridge Project, Ser. A,
                                                Rev., FRDO, 1.47%, 09/05/02                                       2,000
            4,500                       King George County IDA, Exempt Facilities,
                                                Birchwood Power Partners Project, Rev. FRDO,
                                                1.90%, 09/03/02                                                   4,500
            2,900                       Peninsula Ports Authority, Coal Terminal, Dominion
                                                Terminal Project, Ser. C, Rev., FRDO, 1.88%,
                                                09/03/02                                                          2,900
            3,525                       Petersburg Hospital Authority, Southside Regional
                                                Hospital Facilities, Rev., FRDO, 1.75%, 09/03/02                  3,525
           38,750                       Roanoke IDA, Carilion Health Systems, Ser. C,
                                                Rev., FRDO, 1.75%, 09/05/02                                      38,750
           23,590                       Virginia Commonwealth Transportation Board,
                                                Floating Rate Receipts, Ser. SG-137, Rev., FRDO,
                                                1.42%, 09/05/02                                                  23,590
            8,885                       Virginia Public School Authority, FLOATS,
                                                Ser. PT-431, Rev., FRDO, 1.39%, 09/05/02                          8,885
                                                                                                             ------------
                                                                                                                 96,520
                                        Washington -- 2.1%
              950                       King County Housing Authority, Auburn Court
                                                Apartments Project, Rev., FRDO, 1.60%, 09/05/02                     950
            5,000                       King County School District No. 414, Lake
                                                Washington, GO, 3.00%, 12/02/02                                   5,013
           13,650                       King County, FLOATS, Ser. PA-904, GO, FRDO,
                                                1.42%, 09/05/02                                                  13,650
           15,830                       King County, FLOATS, Ser. PT-385, GO, FRDO,
                                                1.44%, 09/05/02                                                  15,830

                       See notes to financial statements.

AS OF AUGUST 31, 2002
(AMOUNTS IN THOUSANDS)

        PRINCIPAL
           AMOUNT                 ISSUER                                                                          VALUE
--------------------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED
--------------------------------------------------------------------------------------------------------------------------
                                        Washington -- Continued
$          12,098                       Municipality of Metropolitan Seattle, Sewer, Floating
                                                Rate Certificates, Ser. 236, Rev., FRDO, FGIC,
                                                1.44%, 09/19/02                                            $     12,098
            6,915                       Municipality of Metropolitan Seattle, Sewer,
                                                FLOATS, Ser. PA-731-R, Rev., FRDO, AMBAC,
                                                1.42%, 09/05/02                                                   6,915
            6,000                       Port Bellingham Industrial Development Corp.,
                                                Environmental Facilities, Alantic Richfield Project,
                                                Rev., FRDO, 2.00%, 09/03/02                                       6,000
              375                       Redmond Public Corp., IDB, Integrated Circuits
                                                Project, Rev., FRDO, 1.35%, 09/05/02                                375
            1,180                       Seattle Housing Authority, Low Income Housing
                                                Assistance, Bayview Manor Project, Ser. B, Rev.,
                                                FRDO, 1.40%, 09/05/02                                             1,180
           19,885                       Seattle, Washington, Drain & Wastewater Utilities,
                                                Municipal Securities Trust Receipts, Ser. SG-135,
                                                Rev., FRDO, MBIA, 1.42%, 09/05/02                                19,885
            9,700                       Seattle, Washington, Water Systems, Rev., FRDO,
                                                 1.18%, 09/04/02                                                  9,700
            2,500                       Snohomish County Public Utility District No. 1,
                                                Generation Systems, Ser. A, Rev., FRDO, FSA,
                                                1.30%, 09/04/02                                                   2,500
            8,500                       Snohomish County Public Utility District No. 1,
                                                Municipal Securities Trust Receipts, Ser. SGA-124,
                                                Rev., FRDO, FSA, 1.80%, 09/03/02                                  8,500
            5,103                       Tacoma, Washington, Electric Systems, Floating
                                                Rate Certificates, Ser. 507, Rev., FRDO, FGIC,
                                                1.44%, 09/05/02                                                   5,103
            7,760                       Washington Health Care Facilities Authority, Virginia
                                                Mason Medical Center, Ser. B, Rev., FRDO, MBIA,
                                                1.93%, 09/03/02                                                   7,760
           12,885                       Washington State Floating Rate Trust Receipts,
                                                Ser. L-15, Regulation D, GO, FRDO, 1.55%, 09/04/02               12,885
              350                       Washington State Housing Finance Commission,
                                                Non-Profit Housing, Golden Sands Project, Rev.,
                                                FRDO, 1.60%, 09/03/02                                               350
            2,900                       Washington State Housing Finance Commission,
                                                Spokane Community College Foundation, Ser. A,
                                                Rev., FRDO, 1.30%, 09/05/02                                       2,900
           15,590                       Washington State Public Power Supply System,
                                                Project No. 2, Electric, Ser. 2A-1, Rev., FRDO,
                                                MBIA, 1.30%, 09/04/02                                            15,590
           13,430                       Washington State Public Power Supply System,
                                                Project No. 3, Electric, Ser. 3-A, Rev., FRDO, MBIA,
                                                1.35%, 09/04/02                                                  13,430
           13,710                       Washington State, Rev., FRDO, 1.45%, 09/05/02                            13,710
           17,000                       Washington State, Ser. VR-96A, GO, FRDO, 1.24%,
                                                09/04/02                                                         17,000
                                                                                                             ------------
                                                                                                                191,324

                       See notes to financial statements.

AS OF AUGUST 31, 2002
(AMOUNTS IN THOUSANDS)

        PRINCIPAL
           AMOUNT                 ISSUER                                                                          VALUE
--------------------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED
--------------------------------------------------------------------------------------------------------------------------
                                        West Virginia-- 0.2%
$           4,280                       West Virginia Economic Development Authority,
                                                IDR, Gemark Services West VA/M & M, Rev.,
                                                FRDO, 1.50%, 09/05/02                                       $     4,280
            5,765                       West Virginia State Building Commission, FLOATS,
                                                Ser. PA-520, Rev., FRDO, 1.44%, 09/05/02                          5,765
            4,000                       West Virginia State Hospital Finance Authority, VHA
                                                Mid-Alantic, Ser. C, Rev., FRDO, AMBAC, 1.40%,
                                                09/04/02                                                          4,000
                                                                                                             ------------
                                                                                                                 14,045
                                        Wisconsin -- 1.3%
            2,375                       Eagle Tax Exempt Trust, Weekly Option Mode,
                                                Ser. 94-4904, FRDO, #, 1.48%, 09/05/02                            2,375
            2,750                       Wisconsin Housing & Economic Development
                                                Authority, Home Ownership, Floating Rate Trust
                                                Receipts, Ser. 18, Rev., FRDO, 1.60%, 09/04/02                    2,750
            4,000                       Wisconsin Housing & Economic Development
                                                Authority, Ser. D, Rev., FRDO, MBIA, 1.43%,
                                                09/04/02                                                          4,000
            3,570                       Wisconsin Housing & Economic Development
                                                Authority, Ser. E, Rev., FRDO, MBIA, 1.43%,
                                                09/04/02                                                          3,570
            5,500                       Wisconsin Housing & Economic Development
                                                Authority, Ser. F, Rev., FRDO, MBIA, 1.59%,
                                                09/04/02                                                          5,500
            4,380                       Wisconsin Housing & Economic Development
                                                Authority, Ser. G, Rev., FRDO, MBIA, 1.43%,
                                                09/04/02                                                          4,380
           13,000                       Wisconsin Housing & Economic Development
                                                Authority, Ser. H, Rev., FRDO, MBIA, 1.59%,
                                                09/04/02                                                         13,000
           27,700                       Wisconsin Housing & Economic Development
                                                Authority, Single-Family Housing, FLOATS,
                                                Ser. PT-598, Rev., FRDO, 1.52%, 09/05/02                         27,700
            7,220                       Wisconsin Public Power, Inc., Power Supply
                                                System, Municipal Securities Trust Receipts,
                                                Ser. SGA-2, Rev., FRDO, AMBAC, 1.46%, 09/04/02                    7,220
            7,200                       Wisconsin State Health & Education Facilities
                                                Authority, 1.30%, 10/01/02                                        7,200
            7,500                       Wisconsin State Health & Educational Facilities
                                                Authority, Felican Health Care, Inc., Rev., FRDO,
                                                1.33%, 09/04/02                                                   7,500
            8,600                       Wisconsin State Health & Educational Facilities
                                                Authority, Felician Services, Ser. A, Rev., FRDO,
                                                AMBAC, 1.33%, 09/04/02                                            8,600
            5,830                       Wisconsin State, Clean Water, FLOATS,
                                                Ser. PA-718, Rev., FRDO, ^, 1.42%, 09/05/02                       5,830
            6,240                       Wisconsin State, Clean Water, FLOATS,
                                                Ser. PA-915, Rev., FRDO, 1.42%, 09/05/02                          6,240
            9,510                       Wisconsin State, Ser. II-R-135, GO, FRDO, ^,
                                                1.45%, 09/05/02                                                   9,510
                                                                                                             ------------
                                                                                                                115,375

                       See notes to financial statements.

AS OF AUGUST 31, 2002
(AMOUNTS IN THOUSANDS)

        PRINCIPAL
           AMOUNT                 ISSUER                                                                          VALUE
--------------------------------------------------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED
--------------------------------------------------------------------------------------------------------------------------
                                        Wyoming-- 1.8%
$             400                       Kemmer, Wyoming, PCR, Exxon Project, Rev.,
                                                FRDO, 1.72%, 09/03/02                                         $     400
            4,600                       Lincoln County PCR, Exxon Project, Ser. A, Rev.,
                                                FRDO, 1.90%, 09/03/02                                             4,600
            2,800                       Lincoln County, PCR, Exxon Project, Rev., FRDO,
                                                1.90%, 09/03/02                                                   2,800
            2,900                       Lincoln County, PCR, Exxon Project, Ser. B, Rev.,
                                                FRDO, 1.72%, 09/03/02                                             2,900
            2,300                       Lincoln County, PCR, Exxon Project, Ser. B, Rev.,
                                                FRDO, 1.90%, 09/03/02                                             2,300
           19,300                       Lincoln County, PCR, Exxon Project, Ser. D, Rev.,
                                                FRDO, 1.72%, 09/03/02                                            19,300
           10,000                       Sublette County, PCR, Exxon Project, Rev.,
                                                FRDO, 1.90%, 09/03/02                                            10,000
           22,550                       Uinta County, PCR, AMOCO Project, Rev., FRDO,
                                                1.80%, 09/03/02                                                  22,550
              900                       Uinta County, PCR, Chevron USA, Inc. Project,
                                                Rev., FRDO, 1.85%, 09/03/02                                         900
            1,300                       Uinta County, PCR, Chevron USA, Inc. Project,
                                                Rev., FRDO, 1.85%, 09/03/02                                       1,300
           13,815                       Wyoming Community Development Authority,
                                                Housing, FLOATS, Ser. PT-195, Rev., FRDO, 1.48%,
                                                09/05/02                                                         13,815
            7,900                       Wyoming Community Development Authority,
                                                Housing, Ser. 7, Rev., FRDO, 1.38%, 09/05/02                      7,900
            7,395                       Wyoming Community Development Authority,
                                                Housing, Ser. II-R-141, Rev., FRDO, 1.48%,
                                                09/05/02                                                          7,395
           31,530                       Wyoming Community Development Authority,
                                                Single Family Housing, FLOATS, Ser. PT-562, Rev.,
                                                FRDO, FGIC, 1.52%, 09/05/02                                      31,530
            7,245                       Wyoming Community Development Authority,
                                                Single Family Mortgage, Ser. A, Rev., FRDO, 1.33%,
                                                09/05/02                                                          7,245
           22,000                       Wyoming Community Development Authority,
                                                Single Family Mortgage, Ser. A, Rev., FRDO, 1.36%,
                                                09/05/02                                                         22,000
                                                                                                             ------------
                                                                                                                156,935
                                        --------------------------------------------------------------------------------------
                                        Total State and Municipal Obligations                                 8,928,789
                                        (Cost $8,928,789)
                                        --------------------------------------------------------------------------------------
                                        TIME DEPOSIT-- 0.0%

                                        Germany-- 0.0%
            2,800                       Deutsche Bank AG (Germany), 1.75%, 09/03/02
                                        (Cost $2,800)                                                             2,800
------------------------------------------------------------------------------------------------------------------------------
                                        Total Investments-- 100.0%                                           $8,931,589
                                        (Cost $8,931,589) *
------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

JPMORGAN LIQUID ASSETS MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS

AS OF AUGUST 31, 2002
(AMOUNTS IN THOUSANDS)

   PRINCIPAL
    AMOUNT
     (USD)      ISSUER                                                     VALUE
-----------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- 100.0%
-----------------------------------------------------------------------------------
                U.S. GOVERNMENT AGENCY SECURITIES -- 2.5%
$    3,000      Federal Farm Credit Bank, FRN, 1.77%, 05/08/03        $    3,000
                Federal Home Loan Bank,
    20,000       2.01%, 09/05/03                                          19,999
     2,000       DN, 1.93%, 11/13/02                                       1,992
     5,000      Federal National Mortgage Association, DN,
                 1.75%, 12/31/02                                           4,971
                --------------------------------------------------------------------
                Total U.S. Government Agency Securities                   29,962
                (Cost $29,962)
                --------------------------------------------------------------------
                CORPORATE NOTES & BONDS -- 9.0%
                Banking -- 0.9%
     5,000      Bankers Trust Corp., MTN, FRN, 1.84%, 05/11/03             5,005
     3,000      Nordea Bank Finland PLC, 2.92%, 04/04/03                   3,000
     3,000      Wells Fargo Bank N.A., MTN, FRN, 1.93%, 03/31/03           3,002
                                                                      --------------
                                                                          11,007

                Diversified -- 0.7%
                General Electric Capital Corp.,
     6,000       FRN, 1.81%, 09/09/03                                      6,000
     3,000       MTN, 5.38%, 01/15/03                                      3,029
                                                                      --------------
                                                                           9,029

                Financial Services -- 6.8%
                CIT Group, Inc.,
    16,150       FRN, 2.21%, 10/01/02                                     16,155
     5,000       MTN, FRN, 1.88%, 08/14/03                                 4,977
     2,000       MTN, FRN, 2.15%, 02/28/03                                 1,994
                Donaldson Lufkin & Jenrette Securities Corp.,
     4,000       MTN, FRN, 2.15%, 02/14/03                                 4,007
     4,200       MTN, FRN, 2.38%, 07/18/03                                 4,219
    39,000      Goldman Sachs Group, Inc., FRN, 1.86%, 10/03/02           39,001
     5,000      Heller Financial, Inc., 7.88%, 05/15/03                    5,172
       350      Morgan Stanley Dean Witter & Co., 7.13%,
                 01/15/03                                                    356
                Salomon Smith Barney Holdings, Inc.,
     3,580       6.25%, 05/15/03                                           3,664
     3,000       MTN, FRN, 1.95%, 05/07/03                                 3,004
                                                                      --------------
                                                                          82,549

                Oil & Gas -- 0.4%
     4,400      Conoco, Inc., 1.90%, 09/17/02                              4,396

                Retailing -- 0.2%
     2,960      Safeway, Inc., 7.00%, 09/15/02                             2,965
                --------------------------------------------------------------------
                Total Corporate Notes & Bonds                            109,946
                (Cost $109,946)
                --------------------------------------------------------------------

                       See notes to financial statements.

AS OF AUGUST 31, 2002
(AMOUNTS IN THOUSANDS)

   PRINCIPAL
    AMOUNT
     (USD)      ISSUER                                                     VALUE
-----------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED
-----------------------------------------------------------------------------------
                COMMERCIAL PAPER -- 64.2%
                Asset Backed Securities -- 33.8%
$    3,000      Amstel Funding Corp., 1.82%, 09/24/02                $     2,997
    29,088      Amsterdam Funding Corp., 1.74%, 09/03/02                  29,084
                Atlantis One Funding Corp.,
     5,000       1.91%, 11/18/02                                           4,979
    15,000       1.99%, 10/15/02                                          14,964
    12,000       2.00%, 12/09/02                                          11,934
                Bavaria Universal Funding Co.,
     3,000       1.76%, 10/09/02                                           3,000
     4,000       1.77%, 09/03/02                                           4,000
    35,000       FRN, #, 1.77%, 01/24/03                                  34,999
                Beta Finance Corp., Inc. (Channel Islands),
     8,000       1.77%, 10/25/02                                           7,979
    10,000       1.88%, 11/27/02                                           9,955
    18,000       1.99%, 11/27/02                                          17,912
    15,000      Brahms Funding Corp., 1.81%, 09/20/02                     14,986
    15,000      Caisse Nationale Des Caisses D'Epar (France),
                 1.99%, 12/03/02                                          14,923
    10,000      Concord Minutemen Capital Co., 1.74%, 09/04/02             9,999
                Crown Point Capital Co., LLC,
    15,208       1.78%, 09/11/02                                          15,200
    18,000       1.80%, 09/10/02                                          17,991
    18,500      Dakota Certificate Program (Citibank Credit Card
                 Master Trust I), 1.76%, 10/21/02                         18,454
    14,070      Fairway Finance Corp., 1.76%, 09/03/02                    14,069
    15,000      Galaxy Funding, Inc., 1.80%, 10/04/02                     14,975
    15,000      Gemini Funding Corp., 1.73%, 09/03/02                     14,999
                Giro Multi-Funding Corp.,
    15,000       1.74%, 11/22/02                                          14,941
     5,000       1.77%, 10/29/02                                           4,986
    10,000       1.79%, 10/10/02                                           9,981
     3,000      Greyhawk Funding LLC, 1.87%, 11/13/02                      2,989
    15,000      Lexington Parker Capital, 1.77%, 10/10/02                 14,971
     4,083      Liberty Street Funding Corp., 1.79%, 09/13/02              4,081
    15,000      Links Finance LLC, 1.74%, 11/22/02                        14,941
    20,000      Pennine Funding LLC, 1.74%, 11/26/02                      19,916
    15,000      Special Purpose Accounts Receivable Cooperative
                 Corp., 1.73%, 09/25/02                                   14,983
                Stellar Funding Group, Inc.,
     1,144       1.76%, 09/23/02                                           1,143
     2,004       2.00%, 11/22/02                                           1,995
     2,000       2.00%, 12/02/02                                           1,990
     1,963       2.02%, 11/26/02                                           1,954
     5,214       2.06%, 10/28/02                                           5,197
    20,000      Variable Funding Capital Corp., 1.73%, 09/10/02           19,990
                                                                     ---------------
                                                                         411,457

                       See notes to financial statements.

AS OF AUGUST 31, 2002
(AMOUNTS IN THOUSANDS)

   PRINCIPAL
    AMOUNT
     (USD)      ISSUER                                                     VALUE
-----------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED
-----------------------------------------------------------------------------------
                Automotive -- 1.3%
                DaimlerChrysler N.A. Holdings Corp.,
$      600       1.98%, 09/03/02                                     $       600
       300       2.00%, 09/05/02                                             300
     5,000       2.01%, 09/25/02                                           4,993
                Ford Motor Credit Co.,
     3,000       2.00%, 09/11/02                                           2,998
     1,000       2.04%, 10/07/02                                             998
       440       2.05%, 09/19/02                                             440
       600       2.05%, 09/30/02                                             599
                General Motors Acceptance Corp.,
     4,000       1.98%, 09/04/02                                           3,999
     1,200       2.01%, 09/23/02                                           1,199
                                                                     --------------
                                                                          16,126

                Banking -- 17.6%
     8,000      Alliance & Leicester PLC (United Kingdom), 1.76%,
                 10/11/02                                                  7,984
    20,000      Banco Santander Central Hispano SA (Spain),
                 1.79%, 11/22/02                                          19,918
    12,000      Bank of Ireland (Ireland), 1.87%, 11/12/02                11,955
    40,000      Barclays Bank PLC (United Kingdom), 2.00%,
                  04/30/03                                                40,002
                Bradford & Bingley PLC (United Kingdom),
    20,000       1.75%, 10/22/02                                          19,950
    10,000       1.75%, 11/05/02                                           9,968
     5,000       1.77%, 09/25/02                                           4,994
     2,550      Danske Bank AS (Denmark), 2.00%, 10/21/02                  2,543
    10,000      Dresdner Bank AG (Germany), 1.83%, 11/20/02                9,959
     7,000      ING Bank NV (The Netherlands), 1.98%, 10/30/02             6,977
                Landesbank Schleswig Holstein (Germany),
    30,000       1.81%, 12/20/02                                          29,835
    10,000       1.90%, 11/12/02                                           9,962
                Nordea North America (Sweden),
     5,810       1.76%, 09/05/02                                           5,809
    15,000       1.79%, 11/26/02                                          14,936
     2,037      Northern Rock PLC (United Kingdom), 1.76%,
                 09/09/02                                                  2,036
    13,000      Svenska Handelsbanken, Inc. (Sweden), 1.84%,
                 11/29/02                                                 12,941
     5,000      Swedbank, Inc., 1.88%, 11/07/02                            4,982
                                                                     --------------
                                                                         214,751

                Diversified -- 4.1%
    50,000      General Electric Capital Corp., 1.89%, 09/03/02           49,995

                Financial Services -- 5.3%
    15,000      CIT Group, Inc., 1.78%, 11/26/02                          14,936
     4,000      Elsevier Finance SA (France), 1.95%, 09/05/02              3,999
    19,615      Hatteras Funding Corp., 1.77%, 10/09/02                   19,578

                       See notes to financial statements.

AS OF AUGUST 31, 2002
(AMOUNTS IN THOUSANDS)

   PRINCIPAL
    AMOUNT
     (USD)      ISSUER                                                     VALUE
-----------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED
-----------------------------------------------------------------------------------
                Financial Services -- Continued
$   23,000      Swedish National Housing Finance (Sweden),
                 1.87%, 09/06/02                                     $    22,995
     3,000      Washington Mutual Finance, Inc., 1.95%, 10/02/02           2,995
                                                                     --------------
                                                                          64,503

                Food/Beverage Products -- 0.5%
                General Mills, Inc.,
       500       1.92%, 09/04/02                                             500
       700       1.92%, 09/06/02                                             700
     3,530       1.95%, 09/13/02                                           3,528
       590       1.95%, 09/20/02                                             589
       500       2.00%, 09/03/02                                             500
       250       2.04%, 09/17/02                                             250
                                                                     --------------
                                                                           6,067

                Insurance -- 0.4%
     4,750      Safeco Corp., 1.94%, 09/05/02                              4,749

                Oil & Gas -- 0.6%
                Conoco, Inc.,
       625       1.92%, 09/26/02                                             624
       787       2.00%, 09/04/02                                             787
                Phillips Petroleum Co.,
     5,000       1.93%, 09/06/02                                           4,999
       450       1.95%, 09/17/02                                             450
       400       1.96%, 09/24/02                                             399
                                                                     --------------
                                                                           7,259

                Printing & Publishing -- 0.1%
                Reed Elsevier Group PLC (United Kingdom),
     1,200       1.95%, 09/18/02                                           1,199
       600       2.10%, 09/06/02                                             600
                                                                     --------------
                                                                           1,799

                Retailing -- 0.5%
                Sears Roebuck Acceptance Corp.,
       850       2.01%, 09/11/02                                             850
     3,800       2.03%, 09/20/02                                           3,796
     1,150       2.03%, 09/25/02                                           1,148
       250       2.06%, 09/24/02                                             250
                                                                     --------------
                                                                           6,044
                -------------------------------------------------------------------
                Total Commercial Paper                                   782,750
                (Cost $782,750)
                -------------------------------------------------------------------
                CERTIFICATES OF DEPOSIT -- 19.9%
    10,000      Alliance & Leicester PLC (United Kingdom)
                 (Yankee), 1.93%, 11/12/02                                10,000
     2,000      Bank of America N.A., 2.50%, 05/02/03                      2,000
     5,000      Bank of Nova Scotia (Canada) (Yankee), 2.03%,
                 11/21/02                                                  5,000

                       See notes to financial statements.

AS OF AUGUST 31, 2002
(AMOUNTS IN THOUSANDS)

   PRINCIPAL
    AMOUNT
     (USD)      ISSUER                                                     VALUE
-----------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED
-----------------------------------------------------------------------------------
                CERTIFICATES OF DEPOSIT-- CONTINUED
$    7,000      Bayerische Landesbank Girozentrale (Germany)
                  (Yankee), Floating Rate, 1.72%, 04/28/03           $     6,998
     2,000      BNP Paribas (France) (Yankee), 2.69%, 04/15/03             1,999
     3,000      Canadian Imperial Bank of Commerce (Canada)
                 (Yankee), 2.89%, 04/03/03                                 3,000
                Credit Agricole Indosuez SA (France) (Yankee),
    30,000       1.74%, 09/16/02                                          30,000
     2,500       2.55%, 05/30/03                                           2,500
     5,500       2.72%, 04/15/03                                           5,499
                Credit Industrial Et Commercial (France) (Yankee),
     9,000       1.74%, 09/16/02                                           9,000
    10,000       1.76%, 10/28/02                                          10,000
    15,000      Credit Suisse First Boston (Switzerland) (Yankee),
                 Floating Rate, 1.73%, 06/05/03                           14,995
     3,500      Dresdner Bank AG (Germany) (Yankee), 2.60%,
                 01/06/03                                                  3,500
    25,000      HBOSTreasury Services PLC (United Kingdom)
                 (Yankee), 1.81%, 11/22/02                                25,001
                IntesaBci SpA (Italy),
     7,000       2.04%, 11/21/02                                           7,000
    17,000       2.08%, 11/18/02                                          17,003
     3,500      Landesbank Baden-Wuerttenberg (Germany)
                 (Yankee), Floating Rate, 1.70%, 04/11/03                  3,499
    10,000      Natexis Banques Populaires (France) (Yankee),
                 2.57%, 05/07/03                                          10,000
     1,900      Nordea Bank AB (Sweden) (Yankee), 2.26%,
                 01/13/03                                                  1,897
     7,000      San Paolo IMI SPA (Italy), 1.63%, 01/31/03                 7,000
                Societe Generale (France) (Yankee),
    15,000       1.81%, 12/20/02                                          15,000
     7,000       Floating Rate, 1.72%, 04/28/03                            6,998
    15,000      Svenska Handelsbanken, Inc. (Sweden) (Yankee),
                 2.61%, 05/07/03                                          15,001
     5,500      UBS AG (Switzerland) (Yankee), 2.70%, 04/15/03             5,499
     4,500      UniCredito Italiano SpA (Italy) (Yankee), 2.09%,
                 11/07/02                                                  4,501
    20,000      Westdeutsche Landesbank Girozentrale (Germany)
                 (Yankee), Floating Rate, 1.73%, 06/24/03                 19,993
                -------------------------------------------------------------------
                Total Certificates of Deposit                            242,883
                (Cost $242,883)
                -------------------------------------------------------------------
                REPURCHASE AGREEMENT -- 4.4%
    53,204      Greenwich Capital Markets, Inc., 1.89%, dated
                8/30/02, due 9/03/02, repurchase price $53,215,
                collateralized by U.S. Government Agency Securities       53,204
                (Cost $53,204)
-----------------------------------------------------------------------------------
                Total Investments -- 100.0%                           $1,218,745
                (Cost $1,218,745) *
-----------------------------------------------------------------------------------

                       See notes to financial statements.

                                                JPMORGAN PRIME MONEY MARKET FUND
                                                        PORTFOLIO OF INVESTMENTS

AS OF AUGUST 31, 2002
(AMOUNTS IN THOUSANDS)

   PRINCIPAL
    AMOUNT
     (USD)      ISSUER                                                     VALUE
-----------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- 100.0%
-----------------------------------------------------------------------------------
                U.S. GOVERNMENT AGENCY SECURITY -- 1.2%
$  610,000      Federal National Mortgage Association, MTN, FRN,
                 1.69%, 12/05/02                                    $    609,952
                 (Cost $609,952)

                STATE AND MUNICIPAL OBLIGATION -- 0.0%
     5,460      Wake Forest University, Ser. 1997, Rev., FRDO,
                 1.81%, 09/03/02                                           5,460
                 (Cost $5,460)

                CORPORATE NOTES & BONDS-- 11.5%
                Asset Backed Securities -- 2.0%
                Ciesco LP,
   100,000       FRN, 1.73%, 02/12/03                                    100,000
   200,000       FRN, 1.73%, 01/13/03                                    200,000
    60,000      Money Market Trust -- LLY, FRN, #, 1.86%, 06/03/03        60,000
                Restructured Asset Securities with Enhanced Returns
                 (RACERS),
   232,200       1999 Ser. MM-35, FRN, #, 1.83%, 12/16/02                232,200
   130,000       2000 Ser. ZCM-7, FRN, #, 1.88%, 05/30/03                130,000
   276,000       2001 Ser. MM-8, FRN, #, 1.87%, 04/01/03                 276,000
                                                                    ---------------
                                                                         998,200

                Banking -- 3.0%
    99,800      Bank of New York Co., Inc., Ser. D, MTN, FRN,
                 1.70%, 11/08/02                                          99,799
                Wells Fargo Bank, N.A.,
   600,000       FRN, 1.73%, 02/14/03                                    600,000
   769,980       MTN, FRN, 1.78%, 09/14/05                               769,980
                                                                    ---------------
                                                                       1,469,779

                Diversified -- 1.9%
                General Electric Capital Corp.,
   468,000       FRN, 1.81%, 09/09/03                                    468,000
   450,000       Ser. A, MTN, FRN, 1.74%, 09/19/02                       449,999
                                                                    ---------------
                                                                         917,999

                Financial Services -- 3.0%
                Associates Corp. of North America,
   110,000       FRN, 1.96%, 06/15/04                                    110,000
    75,000       MTN, FRN, #, 1.94%, 06/26/03                             75,000
                CIT Group, Inc.,
    41,450       MTN, FRN, 1.88%, 08/14/03                                41,259
    25,000       MTN, FRN, 1.93%, 08/14/03                                24,893
    60,000       MTN, FRN, 2.31%, 04/07/03                                59,948
   244,000      Goldman Sachs Group LP, FRN, #, 2.11%, 09/12/03          244,000
                Morgan Stanley Dean Witter & Co.,
   200,000       1.82%, 01/17/03                                         200,000
   260,000      MTN, FRN, 1.88%, 11/15/02                                260,000
   100,000      National Rural Utilities Cooperative Finance Corp.,
                 Ser. C, MTN, FRN, 2.02%, 12/02/02                       100,049

                       See notes to financial statements.

AS OF AUGUST 31, 2002
(AMOUNTS IN THOUSANDS)

   PRINCIPAL
    AMOUNT
     (USD)      ISSUER                                                     VALUE
-----------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED
-----------------------------------------------------------------------------------
                Financial Services -- Continued
                Salomon Smith Barney Holdings, Inc.,
$  245,000       FRN, 1.75%, 05/05/03                               $    245,000
    91,500       MTN, FRN, 1.95%, 05/07/03                                91,632
                                                                    ---------------
                                                                       1,451,781

                Insurance -- 0.2%
   100,000      Jackson National Life Insurance Co., FRN, #,
                 1.86%, 11/22/02                                         100,000

                Telecommunications -- 1.4%
   250,000      BellSouth Telecommunications, Inc., FRN, 1.91%,
                 04/04/03                                                250,000
   438,000      SBC Communications, Inc., FRN, #, 1.86%,
                 03/14/03                                                438,000
                                                                    ---------------
                                                                         688,000
                -------------------------------------------------------------------
                Total Corporate Notes & Bonds                          5,625,759
                (Cost $5,625,759)
                -------------------------------------------------------------------
                Funding Agreements/GIC -- 2.3%
    80,000      Jackson National Life Insurance Co., FRN, 2.14%,
                 09/01/03                                                 80,000
   275,000      Security Life of Denver Insurance Co., FRN, #,
                 1.93%, 02/27/03                                         275,000
   330,000      Transamerica Life Insurance & Annuity Co., FRN, #,
                 1.98%, 09/10/02                                         330,000
   330,000      Transamerica Occidental Life Insurance Co., FRN, #,
                 1.98%, 09/10/02                                         330,000
    50,000      Travelers Insurance Co., FRN, #, 1.92%, 04/24/03          50,000
    50,000      United of Omaha Life Insurance Co., FRN, #,
                 1.92%, 05/19/03                                          50,000
                -------------------------------------------------------------------
                Total Funding Agreements/GIC                           1,115,000
                (Cost $1,115,000)
                -------------------------------------------------------------------
                COMMERCIAL PAPER -- 39.9%
                Asset Backed Securities -- 24.2%
                Alpine Securitization Corp.,
   216,500       1.73%, 09/20/02                                         216,302
    45,289       1.87%, 09/03/02                                          45,284
                Aquinas Funding LLC,
    45,000       1.76%, 10/25/02                                          44,881
   200,000       1.80%, 10/11/02                                         199,600
                Aspen Funding Corp.,
    75,000       1.73%, 09/13/02                                          74,957
   100,000       1.88%, 09/03/02                                          99,990
                Asset Securitization Cooperative Corp.,
   150,000       1.73%, 09/25/02                                         149,827
   300,000       1.77%, 02/21/03                                         300,000

                       See notes to financial statements.

AS OF AUGUST 31, 2002
(AMOUNTS IN THOUSANDS)

   PRINCIPAL
    AMOUNT
     (USD)      ISSUER                                                     VALUE
-----------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED
-----------------------------------------------------------------------------------
                Asset Backed Securities -- Continued
                Atlantis One Funding Corp.,
$   50,000       1.80%, 12/02/02                                    $     49,770
   116,200       1.80%, 12/12/02                                         115,606
    40,000       1.91%, 11/18/02                                          39,834
    85,000       1.99%, 11/07/02                                          84,685
    25,117      Barton Capital Corp., 1.79%, 10/10/02                     25,068
                Bavaria Universal Funding Co.,
    38,893       1.74%, 11/15/02                                          38,752
    67,000       1.76%, 10/09/02                                          67,000
    30,279       1.78%, 02/24/03                                          30,016
    20,000       2.00%, 11/07/02                                          19,926
                Beta Finance Corp., Inc. (Channel Islands),
    19,500       1.74%, 11/18/02                                          19,426
    75,000       1.74%, 11/19/02                                          74,714
    43,000       1.74%, 11/20/02                                          42,834
    51,000       1.74%, 11/21/02                                          50,800
    25,000       1.75%, 10/28/02                                          24,931
    49,000       1.75%, 11/04/02                                          48,848
    30,416       1.77%, 01/13/03                                          30,216
    40,000       1.78%, 11/01/02                                          39,879
     5,000       1.78%, 11/12/02                                           4,982
   111,647      Bills Securitization (Germany), 1.76%, 10/28/02          111,336
   260,000      Blue Heron Funding LTD, Ser. 2-A, Class A, FRN, #,
                 1.84%, 03/21/03                                         260,000
                Brahms Funding Corp.,
    57,278       1.76%, 10/09/02                                          57,172
    30,000       1.78%, 10/21/02                                          29,926
                CC USA, Inc. (Centauri Corp.),
    50,000       1.74%, 11/25/02                                          49,795
    67,000       1.79%, 10/10/02                                          66,870
    24,500       1.81%, 01/24/03                                          24,327
    53,430      Clipper Receivables Corp., 1.88%, 09/03/02                53,424
                Compass Securitization LLC,
    95,702       1.75%, 09/04/02                                          95,688
    42,682       1.75%, 10/30/02                                          42,560
    32,510       1.75%, 11/25/02                                          32,376
    40,925       1.77%, 10/28/02                                          40,810
    19,566      Corporate Asset Funding, 1.74%, 09/26/02                  19,542
   100,000      Corporate Receivables Corp., 1.75%, 10/22/02              99,752
                Dakota Certificate Program (Citibank Credit Card
                 Master Trust I),
   100,000       1.76%, 09/24/02                                          99,888
    60,000       1.78%, 09/12/02                                          59,967
    75,000       1.79%, 09/09/02                                          74,970
    30,000       1.80%, 09/04/02                                          29,996
                Dorada Finance, Inc.,
    34,500       1.75%, 11/01/02                                          34,398
    29,000       1.77%, 10/29/02                                          28,917
    92,000       1.96%, 11/12/02                                          91,639

                       See notes to financial statements.

AS OF AUGUST 31, 2002
(AMOUNTS IN THOUSANDS)

   PRINCIPAL
    AMOUNT
     (USD)      ISSUER                                                     VALUE
-----------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED
-----------------------------------------------------------------------------------
                Asset Backed Securities -- Continued
                Edison Asset Securitization LLC,
$  200,000       1.70%, 11/06/02                                    $    199,377
   150,000       1.70%, 11/12/02                                         149,490
   100,000       1.75%, 11/14/02                                          99,640
   465,566       1.78%, 12/09/02                                         463,286
   222,050       1.78%, 12/17/02                                         220,875
    82,000       1.79%, 09/23/02                                          81,910
   100,000       1.79%, 11/18/02                                          99,612
   125,000       1.80%, 09/20/02                                         124,881
   140,000       1.81%, 12/10/02                                         139,296
    80,998       1.83%, 11/26/02                                          80,644
    77,888       1.87%, 11/13/02                                          77,593
   180,000       1.95%, 11/07/02                                         179,347
                Eureka Securitization, Inc.,
   100,000       1.78%, 09/04/02                                          99,985
    45,786       1.80%, 09/05/02                                          45,777
                Fairway Finance Corp.,
    22,949       1.73%, 09/20/02                                          22,928
    91,168       1.77%, 09/03/02                                          91,159
    25,117       1.77%, 11/01/02                                          25,042
    54,796       1.79%, 09/06/02                                          54,782
    29,128       1.79%, 09/13/02                                          29,111
                Falcon Asset Securitization Corp.,
   120,000       1.73%, 09/16/02                                         119,914
    17,503       1.73%, 09/18/02                                          17,489
    50,077       1.75%, 09/19/02                                          50,033
    50,000      FCAR Owner Trust, Ser. 1, 1.72%, 10/10/02                 49,907
                Galaxy Funding Inc.,
    30,000       1.70%, 10/25/02                                          29,924
    85,000       1.74%, 09/24/02                                          84,906
    22,000       1.77%, 09/09/02                                          21,991
   100,000       1.77%, 11/22/02                                          99,597
   266,300       1.79%, 09/26/02                                         265,969
   250,000       1.79%, 10/10/02                                         249,516
   100,000       1.79%, 10/17/02                                          99,771
   100,000       1.79%, 10/21/02                                          99,751
    15,000       1.80%, 10/04/02                                          14,975
                Giro Multi-Funding Corp.,
    25,000       1.74%, 11/22/02                                          24,901
   170,141       1.75%, 01/27/03                                         168,917
     6,153       1.78%, 09/09/02                                           6,151
    25,791       1.79%, 09/12/02                                          25,777
    46,300      Govco, Inc., 1.78%, 09/10/02                              46,279
                Greenwich Funding Corp.,
   150,000       1.73%, 09/20/02                                         149,863
   166,993       1.78%, 09/12/02                                         166,902

                       See notes to financial statements.

AS OF AUGUST 31, 2002
(AMOUNTS IN THOUSANDS)

   PRINCIPAL
    AMOUNT
     (USD)      ISSUER                                                     VALUE
-----------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED
-----------------------------------------------------------------------------------
                Asset Backed Securities -- Continued
                Greyhawk Funding LLC,
$   65,000       1.75%, 10/16/02                                    $     64,858
   100,000       1.77%, 10/25/02                                          99,735
    70,000       1.79%, 10/09/02                                          69,868
    96,200       1.87%, 11/13/02                                          95,835
   225,000       1.89%, 11/12/02                                         224,150
    50,000       1.89%, 11/18/02                                          49,795
    71,700      Hatteras Funding Corp., 1.88%, 11/14/02                   71,423
   157,587      Jupiter Securitization Corp., 1.73%, 09/10/02            157,519
                K2 (USA) LLC,
   100,000       1.74%, 11/15/02                                          99,638
    21,000       1.77%, 01/07/03                                          20,868
    34,000       1.77%, 01/08/03                                          33,784
    15,146       1.78%, 11/20/02                                          15,086
    81,000       2.25%, 09/30/02                                          80,853
    31,729      Kitty Hawk Funding Corp., 1.75%, 09/20/02                 31,700
                Liberty Street Funding Corp.,
    12,000       1.74%, 09/17/02                                          11,991
    29,000       1.76%, 09/09/02                                          28,989
                Links Finance LLC,
    20,271       1.74%, 10/31/02                                          20,212
    35,000       1.74%, 11/22/02                                          34,861
    23,500       1.77%, 09/25/02                                          23,472
    13,216       1.77%, 09/27/02                                          13,199
    35,000       2.00%, 11/12/02                                          34,860
                Mont Blanc Capital Corp.,
    49,000       1.72%, 10/08/02                                          48,913
    50,000       1.74%, 11/21/02                                          49,804
    73,000       1.75%, 09/19/02                                          72,936
    60,000       1.75%, 09/20/02                                          59,945
    20,094       1.78%, 10/18/02                                          20,047
    39,519       1.78%, 10/21/02                                          39,421
                Montauk Funding Corp.,
   138,000       1.75%, 09/19/02                                         137,879
    75,000       1.79%, 10/10/02                                          74,855
    81,128      New Center Asset Trust, 1.88%, 09/03/02                   81,120
   124,000      Newcastle Certificates Program (Discover Card
                 Master Trust I), 1.73%, 09/12/02                        123,934
                Newport Funding Corp.
   100,000       1.76%, 09/27/02                                          99,873
    50,000       1.88%, 09/03/02                                          49,995
                Pennine Funding LLC,
    74,000       1.72%, 11/06/02                                          73,767
    49,000       1.72%, 11/08/02                                          48,841
   146,894       1.74%, 11/22/02                                         146,312
    65,000       1.79%, 10/11/02                                          64,871
                Sigma Finance Corp. (Channel Islands),
    64,000       FRN, 1.74%, 11/06/02                                     64,000
    40,000       FRN, 1.78%, 11/01/02                                     40,000

                       See notes to financial statements.

AS OF AUGUST 31, 2002
(AMOUNTS IN THOUSANDS)

   PRINCIPAL
    AMOUNT
     (USD)      ISSUER                                                     VALUE
-----------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED
-----------------------------------------------------------------------------------
                Asset Backed Securities -- Continued
                Silver Tower U.S. Funding LLC,
$  120,000       1.74%, 11/22/02                                    $    119,524
   151,122       1.75%, 11/25/02                                         150,498
                Special Purpose Accounts Receivable Cooperative
                 Corp.,
    90,000       1.74%, 09/13/02                                          89,948
    35,000       1.77%, 09/09/02                                          34,986
   447,000      Ser. 2002-7, FRN, 1.89%, 01/24/03                        446,999
                Thames Asset Global Securitization (TAGS),
    38,107       1.80%, 09/16/02                                          38,078
    56,905       1.80%, 10/07/02                                          56,803
    14,292       1.80%, 12/03/02                                          14,226
                Trident Capital Finance, Inc.,
   200,000       1.78%, 10/08/02                                         199,634
    90,000       1.78%, 10/10/02                                          89,826
   114,703      Triple-A One Funding Corp., 1.73%, 09/09/02              114,659
                Tulip Funding Corp.,
   200,000       1.77%, 09/27/02                                         199,744
    96,100       1.78%, 09/19/02                                          96,014
    44,485      Variable Funding Capital Corp., 1.72%, 10/04/02           44,415
   150,000      Windmill Funding Corp., 1.72%, 10/16/02                  149,678
                                                                    ---------------
                                                                      11,842,990

                Automotive -- 0.1%
    50,275      BMW AG (Germany), 1.87%, 09/03/02                         50,270

                Banking -- 10.0%
                ABN-AMRO North American Finance,
    87,850       1.85%, 11/12/02                                          87,525
   285,000       2.23%, 09/25/02                                         284,575
   100,000      Alliance & Leicester PLC (United Kingdom), 2.23%,
                 10/02/02                                                 99,808
                Allied Irish Banks PLC (United Kingdom),
    50,000       1.78%, 11/22/02                                          49,797
    97,557       1.79%, 10/03/02                                          97,402
                Banco Santander Central Hispano SA (Spain),
   100,000       1.78%, 12/16/02                                          99,474
    71,000       1.79%, 10/21/02                                          70,824
   130,000       1.79%, 11/22/02                                         129,470
   100,000       1.81%, 12/02/02                                          99,537
   200,000       1.81%, 12/04/02                                         199,055
    75,000       1.81%, 12/05/02                                          74,642
   200,000       1.88%, 11/12/02                                         199,248
    42,200      Banque ET Caisse D'Epargne De L'Etat
                 (Luxembourg), 1.78%, 10/07/02                            42,125
    24,200      BCI Funding Corp., 1.76%, 01/31/03                        24,020
   315,000      BNP Paribas (France), 1.88%, 11/13/02                    313,796
    50,000      CDC, Inc., 1.91%, 11/25/02                                49,775
    55,000      Danske Bank AS (Denmark), 1.80%, 01/16/03                 54,623
    75,000      Den Norske Bank (Norway), 1.78%, 11/08/02                 74,748

                       See notes to financial statements.

AS OF AUGUST 31, 2002
(AMOUNTS IN THOUSANDS)

   PRINCIPAL
    AMOUNT
     (USD)      ISSUER                                                     VALUE
-----------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED
-----------------------------------------------------------------------------------
                Banking -- Continued
                Depfa Deutsche Pfandbrief Bank AG (Germany),
$  100,000       1.80%, 10/08/02                                    $     99,815
    71,000       1.95%, 11/08/02                                          70,738
    75,000       2.00%, 11/13/02                                          74,696
                Deutsche Bank AG (Germany),
   125,000       1.73%, 09/16/02                                         124,910
   225,000       1.77%, 12/12/02                                         223,872
   300,000      Dexia Delaware LLC, 1.77%, 09/06/02                      299,926
                Dresdner Bank AG (Germany),
   200,000       1.68%, 02/18/03                                         198,413
    29,000       1.83%, 11/20/02                                          28,882
                Hamburgische Landesbank (Germany),
    99,000       1.77%, 09/18/02                                          98,917
   100,000       1.78%, 10/17/02                                          99,773
    22,500      ING Bank NV (The Netherlands), 1.73%, 11/05/02            22,430
   234,200      Landesbank Schleswig Holstein (Germany), 1.90%,
                 11/12/02                                                233,310
    55,000      Nordea North America (Sweden), 1.79%, 11/26/02            54,765
                Societe Generale (France),
   500,000       FRN, 1.73%, 03/25/03                                    499,883
   350,000       1.85%, 11/25/02                                         350,000
    21,622      Svenska Handelsbanken, Inc. (Sweden), 1.84%,
                 11/29/02                                                 21,524
    95,000      Swedbank, Inc., 1.88%, 11/07/02                           94,667
   119,401      UBS AG (Switzerland), 1.88%, 09/03/02                    119,389
   113,000      Westpac Banking Corp. (Australia), 1.75%,
                 01/28/03                                                112,179
                                                                    ---------------
                                                                       4,878,533

                Diversified -- 2.9%
                General Electric Capital Corp.,
   400,000       1.72%, 10/10/02                                         399,255
   140,000       1.72%, 10/11/02                                         139,732
    69,956       1.73%, 10/08/02                                          69,832
   150,000       1.75%, 09/27/02                                         149,810
   200,000       1.79%, 11/12/02                                         199,284
    65,954       1.89%, 09/03/02                                          65,947
   400,000       1.94%, 09/05/02                                         399,914
                                                                    ---------------
                                                                       1,423,774

                Financial Services -- 1.5%
                Allianz Finance Corp. (Germany),
    29,500       1.79%, 12/06/02                                          29,359
   100,000       1.79%, 12/18/02                                          99,463
    76,200       1.80%, 12/16/02                                          75,796
                CIT Group, Inc.,
    47,000       1.74%, 10/30/02                                          46,866
    50,000       1.76%, 10/15/02                                          49,892
   100,000       1.79%, 09/26/02                                          99,876
    25,000       1.81%, 09/12/02                                          24,986

                       See notes to financial statements.

AS OF AUGUST 31, 2002
(AMOUNTS IN THOUSANDS)

   PRINCIPAL
    AMOUNT
     (USD)      ISSUER                                                     VALUE
-----------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED
-----------------------------------------------------------------------------------
                Financial Services -- Continued
$   43,000      CXC, Inc., 1.78%, 10/22/02                          $     42,892
                Salomon Smith Barney Holdings, Inc.,
    76,300       1.78%, 10/10/02                                          76,153
   150,000       1.78%, 10/17/02                                         149,659
    35,000      Swedish National Housing Finance (Sweden), 1.75%,
                 11/04/02                                                 34,891
                                                                    ---------------
                                                                         729,833

                Foreign Government Securities -- 0.6%
                Quebec Province (Canada),
   192,000       1.91%, 11/04/02                                         191,348
    98,500       1.99%, 11/12/02                                          98,108
                                                                    ---------------
                                                                         289,456

                Oil & Gas -- 0.6%
                Shell Finance PLC (United Kingdom),
   122,000       1.69%, 02/18/03                                         121,026
   200,000       2.48%, 05/02/03                                         196,652
                                                                    ---------------
                                                                         317,678
                -------------------------------------------------------------------
                Total Commercial Paper                                19,532,534
                (Cost $19,532,534)
                -------------------------------------------------------------------
                Certificates of Deposit -- 32.3%
                Abbey National Treasury Services PLC (United
                 Kingdom) (Yankee),
    50,000       1.79%, 10/18/02                                          50,001
   350,000       MTN, Floating Rate, 1.71%, 12/06/02                     349,954
                ABN-AMRO Bank NV (The Netherlands),
   150,000       Floating Rate, 1.70%, 12/06/02                          149,979
   200,000       2.55%, 12/20/02                                         199,970
    60,000      Alliance & Leicester PLC (United Kingdom)
                 (Yankee), 1.93%, 11/12/02                                60,000
                Bank of America, N.A.,
   280,550       2.50%, 05/02/03                                         280,550
   192,700       2.58%, 06/03/03                                         192,700
                Barclays Bank PLC (United Kingdom) (Yankee),
   350,000       1.96%, 11/12/02                                         350,003
   500,000       2.93%, 03/25/03                                         499,862
                Bayerische Hypo-und Vereinsbank AG (Germany)
                 (Yankee),
   500,000       1.78%, 09/10/02                                         500,000
   400,000       1.81%, 10/11/02                                         400,000
   200,000       1.90%, 11/12/02                                         200,000
   200,000       Floating Rate, 1.80%, 10/22/02                          200,000
                Bayerische Landesbank Girozentrale (Germany)
                 (Yankee),
   466,000       Floating Rate, 1.72%, 04/28/03                          465,848
   252,000       Floating Rate, 1.73%, 06/24/03                          251,918

                       See notes to financial statements.

AS OF AUGUST 31, 2002
(AMOUNTS IN THOUSANDS)

   PRINCIPAL
    AMOUNT
     (USD)      ISSUER                                                     VALUE
-----------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED
-----------------------------------------------------------------------------------
                Certificates of Deposit -- Continued
                BNP Paribas (France) (Yankee),
$  350,000       1.81%, 12/09/02                                    $    350,000
    50,000       1.89%, 11/18/02                                          50,005
   315,000       1.93%, 11/07/02                                         315,000
   350,000       2.59%, 04/04/03                                         349,980
   245,000       2.69%, 04/15/03                                         244,909
                Canadian Imperial Bank of Commerce (Canada)
                 (Yankee),
    97,000       2.37%, 11/19/02                                          96,998
   499,750       Floating Rate, 1.72%, 12/06/02                          499,704
   225,000      Citibank N.A., 1.72%, 11/21/02                           225,000
                Credit Agricole Indosuez SA (France) (Yankee),
   125,000       1.74%, 09/16/02                                         125,000
   350,000       2.60%, 04/04/03                                         349,970
                Credit Suisse First Boston (Switzerland) (Yankee),
   200,000       Floating Rate, 1.73%, 06/05/03                          199,939
   150,000       Floating Rate, 1.76%, 07/18/03                          150,000
                Deutsche Bank AG (Germany) (Yankee),
   425,000       Floating Rate, 1.74%, 09/30/02                          424,983
   400,000       Floating Rate, 1.74%, 10/02/02                          399,983
                Dresdner Bank AG (Germany),
   100,000       2.00%, 09/04/02                                         100,000
   200,000       2.48%, 11/26/02                                         200,000
   400,000      Halifax PLC (United Kingdom) (Yankee), 1.95%,
                 11/12/02                                                400,000
                HBOSTreasury Services PLC (United Kingdom),
   400,000       1.75%, 10/31/02                                         400,000
   150,000       1.75%, 01/29/03                                         150,000
   300,000       1.76%, 10/31/02                                         300,000
   400,000       1.78%, 12/12/02                                         400,000
   275,000       1.81%, 12/05/02                                         275,000
   100,000       1.84%, 11/25/02                                         100,000
   200,000       1.85%, 11/25/02                                         200,000
                ING Bank (The Netherlands) (Yankee),
   225,000       1.71%, 02/19/03                                         225,000
   300,000       1.90%, 11/12/02                                         300,000
                Landesbank Baden-Wuerttenberg (Germany),
   100,000       1.77%, 02/28/03                                         100,000
   100,000       1.77%, 02/28/03                                         100,000
   504,500       Floating Rate, 1.70%, 04/11/03                          504,346
   385,000      Landesbank Hessen-Thuringen Wuerttenberg
                 (Germany), 2.00%, 09/04/02                              385,000
    74,450      LaSalle National Bank, 2.50%, 05/06/03                    74,445
   130,000      Natexis Banque Populaires (France) (Yankee),
                 1.78%, 10/23/02                                         130,000
   100,000      Nordea Bank AB (Sweden) (Yankee), 1.77%,
                 02/28/03                                                 99,998

                       See notes to financial statements.

AS OF AUGUST 31, 2002
(AMOUNTS IN THOUSANDS)

   PRINCIPAL
    AMOUNT
     (USD)      ISSUER                                                     VALUE
-----------------------------------------------------------------------------------
     MONEY MARKET INSTRUMENTS -- CONTINUED
-----------------------------------------------------------------------------------
                Certificates of Deposit -- Continued
                Societe Generale (France) (Yankee),
$  650,000       Floating Rate, 1.68%, 12/16/02                     $    649,909
   461,000       Floating Rate, 1.72%, 04/28/03                          460,849
   200,000      Svenska Handelsbanken, Inc. (Sweden) (Yankee),
                 1.76%, 09/30/02                                         200,000
                Toronto Dominion Bank LTD (Canada) (Yankee),
   400,000       1.70%, 02/18/03                                         400,000
   200,000       1.95%, 11/12/02                                         200,000
                UBS AG (Switzerland) (Yankee),
    77,000       2.32%, 11/19/02                                          77,063
   500,000       2.62%, 11/29/02                                         499,988
                Westdeutsche Landesbank Girozentrale (Germany)
                 (Yankee),
   100,000       1.73%, 02/20/03                                         100,000
   350,000       1.77%, 10/03/02                                         350,000
   240,000       Floating Rate, 1.73%, 03/24/03                          239,933
   302,000       Floating Rate, 1.73%, 06/24/03                          301,902
                -------------------------------------------------------------------
                Total Certificates of Deposit                         15,855,689
                (Cost $15,855,689)
                -------------------------------------------------------------------
                Time Deposits -- 1.6%
   250,000      Credit Agricole Indosuez SA (France) (Yankee),
                 1.88%, 09/03/02                                         250,000
   480,000      Nordea North America (Sweden), 1.88%, 09/03/02           480,000
    47,988      UBS Warburg LLC, 1.81%, 09/03/02                          47,988
                -------------------------------------------------------------------
                Total Time Deposits                                      777,988
                (Cost $777,988)
                -------------------------------------------------------------------
                Repurchase Agreements -- 11.2%
 2,000,000      Deutsche Bank Securities, Inc., 1.89%, dated
                08/30/02, due 09/03/02, repurchase price,
                $2,000,420, collaterized by U.S. Government
                Agency Securities                                      2,000,000
   493,601      Deutsche Bank Securities, Inc., 1.89%, dated
                08/30/02 due 09/03/02, repurchase price, $493,705,
                collaterized by U.S. Government Agency Securities        493,601
 1,000,000      Merrill Lynch & Co., 1.91%, dated 08/30/02, due
                09/03/02, repurchase price, $1,000,212,
                collaterized by U.S. Government Agency Securities      1,000,000
 1,000,000      UBS Warburg LLC, 1.88%, dated 08/30/02, due
                09/03/02, repurchase price, $1,000,209,
                collaterized by U.S. Government Agency Securities      1,000,000
 1,000,000      UBS Warburg LLC, 1.89%, dated 08/30/02, due
                09/03/02, repurchase price, $1,000,210,
                collaterized by U.S. Government Agency Securities      1,000,000
                -------------------------------------------------------------------
                Total Repurchase Agreements                            5,493,601
                (Cost $5,493,601)
-----------------------------------------------------------------------------------
                Total Investments-- 100.0%                           $49,015,983
                (Cost $49,015,983) *
-----------------------------------------------------------------------------------

                       See notes to financial statements.

Abbreviations:

*         -- The cost of securities is substantially the same for federal income tax purposes.

#         -- Security may only be sold to qualified institutional buyers.

^         -- Security is prerefunded or escrowed to maturity. The maturity date shown is the date of the prerefunded call.

ACES      -- Auction Rate Securities.

AMBAC     -- American Municipal Bond Assurance Corp.

BAN       -- Bond Anticipation Notes.

COP       -- Certificates of Participation.

DN        -- Discount Note: The rate shown is the effective yield at the date of purchase.

FGIC      -- Financial Guaranty Insurance Corp.

FHLMC     -- Federal Home Loan Mortgage Corp.

FLOATS    -- Floating Auction Tax Exempts.

FRDO      -- Floating Rate Demand Obligation. The maturity date shown is the next interest reset date. The interest rate shown is the rate in effect at August 31, 2002.

FRN       -- Floating Rate Note. The maturity date shown is the actual maturity date. The rate shown is the rate in effect at August 31, 2002.

FSA       -- Financial Securities Assistance

GAN       -- Grant Anticipation Note.

GO        -- General Obligation.

IBC       -- Insured Bond Certificates.

IDA       -- Industrial Development Authority.

IDB       -- Industrial Development Board.

IDR       -- Industrial Development Revenue.

MBIA      -- Municipal Bond Insurance Association

MTN       -- Medium Term Note.

PCFA      -- Pollution Control Financing Authority.

PCR       -- Pollution Control Revenue.

RAN       -- Revenue Anticipation Notes.

RAW       -- Revenue Anticipation Warrants.

Rev.      -- Revenue Bond.

Ser.      -- Series.

TAN       -- Tax Anticipation Notes.

TRAN      -- Tax & Revenue Anticipation Notes.See notes to financial statements.

                       See notes to financial statements.

JPMORGAN FUNDS
STATEMENT OF ASSETS & LIABILITIES

AS OF AUGUST 31, 2002
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                                         100% U.S.
                                                    TREASURY SECURITIES     U.S. GOVERNMENT
                                                        MONEY MARKET          MONEY MARKET
                                                            FUND                  FUND
===========================================================================================
ASSETS:
  Investment securities, at value                         $5,237,279           $9,363,809
  Cash                                                             1                   --
  Receivables:
   Fund shares sold                                               25                  124
   Interest                                                    3,759               11,940
   Expense reimbursements                                          4                   --
-------------------------------------------------------------------------------------------
Total Assets                                               5,241,068            9,375,873
-------------------------------------------------------------------------------------------
LIABILITIES:
  Payables:
   Due to custodian                                               --                  123
   Dividends                                                   2,075                4,583
  Accrued liabilities:
   Investment advisory fees                                      448                  773
   Administration fees                                           381                  410
   Shareholder servicing fees                                  1,191                1,548
   Distribution fees                                              71                  181
   Trustees' fees -- deferred compensation plan                  820                1,489
   Other                                                         575                  434
-------------------------------------------------------------------------------------------
Total Liabilities                                              5,561                9,541
-------------------------------------------------------------------------------------------
NET ASSETS:
  Paid in capital                                          5,235,594            9,366,455
  Accumulated undistributed (overdistributed)
   net investment income                                         (98)                (123)
  Accumulated net realized gain (loss) on investments             11                   --
-------------------------------------------------------------------------------------------
Total Net Assets                                          $5,235,507           $9,366,332
-------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding
  ($0.001 par value; unlimited number of
  shares authorized)
  Morgan Shares                                            3,525,653            3,374,792
  Premier Shares                                             352,679            1,047,653
  Agency Shares                                            1,090,029            4,496,885
  Institutional Shares                                       267,303              447,172
Net Asset Value, offering and redemption
  price per share (all classes)                           $     1.00           $     1.00
-------------------------------------------------------------------------------------------
Cost of investments                                       $5,237,279           $9,363,809
===========================================================================================

                        See notes to financial statements

AS OF AUGUST 31, 2002
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                                       TREASURY PLUS               FEDERAL
                                                        MONEY MARKET             MONEY MARKET
                                                           FUND                      FUND
=============================================================================================
ASSETS:
  Investment securities, at value                        $3,997,920              $4,376,018
  Cash                                                           --                       1
  Receivables:
    Fund shares sold                                              9                       7
    Interest                                                 10,366                  10,763
---------------------------------------------------------------------------------------------
Total Assets                                              4,008,295               4,386,789
---------------------------------------------------------------------------------------------
LIABILITIES:
  Payables:
    Dividends                                                 2,175                   2,877
    Investment securities purchased                              --                  49,995
Accrued liabilities:
    Investment advisory fees                                    360                     374
    Administration fees                                         234                     311
    Shareholder servicing fees                                  679                     468
    Distribution fees                                            86                      39
    Trustees' fees -- deferred compensation plan                561                     240
    Other                                                       220                     548
---------------------------------------------------------------------------------------------
Total Liabilities                                             4,315                  54,852
---------------------------------------------------------------------------------------------
NET ASSETS:
  Paid in capital                                         4,004,194               4,332,146
  Accumulated undistributed (overdistributed)
    net investment income                                        56                    (256)
  Accumulated net realized gain (loss) on investments          (270)                     47
---------------------------------------------------------------------------------------------
Total Net Assets                                         $4,003,980              $4,331,937
---------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding
  ($0.001 par value; unlimited number
  of shares authorized)
  Morgan Shares                                           1,103,398                 452,246
  Premier Shares                                            817,689               1,404,817
  Agency Shares                                           1,416,504                 522,722
  Institutional Shares                                      431,779               1,952,835
  Reserve Shares                                            234,875                      --
Net Asset Value, offering and redemption price
  per share (all classes)                                   $  1.00                 $  1.00
---------------------------------------------------------------------------------------------
Cost of investments                                      $3,997,920              $4,376,018
=============================================================================================

                       See notes to financial statements.

AS OF AUGUST 31, 2002
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                                      CALIFORNIA         NEW YORK
                                                       TAX FREE          TAX FREE
                                                     MONEY MARKET      MONEY MARKET
                                                          FUND              FUND
======================================================================================
ASSETS:
Investment securities, at value                         $161,868         $2,294,290
Cash                                                          58                 44
Receivables:
 Investment securities sold                                  700                 --
 Fund shares sold                                             --                400
 Interest                                                    702             10,648
--------------------------------------------------------------------------------------
Total Assets                                             163,328          2,305,382
--------------------------------------------------------------------------------------
LIABILITIES:
 Payables:
   Dividends                                                  79                424
   Fund shares redeemed                                       --                 42
 Accrued liabilities:
   Investment advisory fees                                   14                197
   Administration fees                                         8                197
   Shareholder servicing fees                                 49                726
   Distribution fees                                          --                 53
   Trustees' fees -- deferred compensation plan               15                327
   Other                                                      92                309
--------------------------------------------------------------------------------------
Total Liabilities                                            257              2,275
--------------------------------------------------------------------------------------
NET ASSETS:
 Paid in capital                                         163,124          2,303,212
 Accumulated undistributed (overdistributed)
   net investment income                                     (49)              (528)
 Accumulated net realized gain (loss) on investments          (4)               423
--------------------------------------------------------------------------------------
Total Net Assets                                        $163,071         $2,303,107
--------------------------------------------------------------------------------------
Shares of beneficial interest outstanding
 ($0.001 par value; unlimited number of
 shares authorized)
 Morgan Shares                                           163,125          2,123,775
 Reserve Shares                                               --            179,539
Net Asset Value, offering and redemption price
 per share (all classes)                                $   1.00         $     1.00
--------------------------------------------------------------------------------------
Cost of investments                                     $161,868         $2,294,290
======================================================================================

                       See notes to financial statements.

AS OF AUGUST 31, 2002
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                                      TAX FREE      LIQUID ASSETS
                                                     MONEY MARKET    MONEY MARKET
                                                         FUND            FUND
=================================================================================
ASSETS:
 Investment securities, at value                       $8,931,589    $1,218,745
 Cash                                                          39             1
 Receivables:
  Investment securities sold                                1,000            --
  Interest                                                 25,921         1,616
---------------------------------------------------------------------------------
Total Assets                                            8,958,549     1,220,362
---------------------------------------------------------------------------------
LIABILITIES:
 Payables:
  Dividends                                                 4,632           132
  Investment securities purchased                              --         4,982
 Accrued liabilities:
  Investment advisory fees                                    752            19
  Administration fees                                         557            --
  Shareholder servicing fees                                  977            17
  Distribution fees                                            18            --
  Trustees' fees -- deferred compensation plan                318             1
  Other                                                       520           185
---------------------------------------------------------------------------------
Total Liabilities                                           7,774         5,336
---------------------------------------------------------------------------------
NET ASSETS:
 Paid in capital                                        8,954,991     1,215,027
 Accumulated undistributed (overdistributed)
  net investment income                                    (3,558)           (1)
 Accumulated net realized gain (loss) on investments         (658)           --
---------------------------------------------------------------------------------
Total Net Assets                                       $8,950,775    $1,215,026
---------------------------------------------------------------------------------
Shares of beneficial interest outstanding
 ($0.001 par value; unlimited number
 of shares authorized)
 Morgan Shares                                            903,254        17,504
 Premier Shares                                         3,067,687        25,736
 Agency Shares                                          1,092,475        52,552
 Institutional Shares                                   3,891,370     1,119,235
Net Asset Value, offering and redemption price
 per share (all classes)                               $     1.00    $     1.00
---------------------------------------------------------------------------------
Cost of investments                                    $8,931,589    $1,218,745
=================================================================================

                       See notes to financial statements.

AS OF AUGUST 31, 2002
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                                          PRIME
                                                      MONEY MARKET
                                                          FUND
===================================================================
ASSETS:
  Investment securities, at value                     $49,015,983
  Receivables:
   Fund shares sold                                         1,597
   Interest                                                88,016
-------------------------------------------------------------------
Total Assets                                           49,105,596
-------------------------------------------------------------------
LIABILITIES:
  Payables:
   Due to custodian                                             3
   Dividends                                               28,367
   Investment securities purchased                        126,459
  Accrued liabilities:
   Investment advisory fees                                 4,204
   Administration fees                                      3,658
   Shareholder servicing fees                               4,443
   Distribution fees                                          211
   Trustees' fees -- deferred compensation plan             3,061
   Other                                                    4,831
-------------------------------------------------------------------
Total Liabilities                                         175,237
-------------------------------------------------------------------
NET ASSETS:
  Paid in capital                                      48,930,197
  Accumulated undistributed (overdistributed)
    net investment income                                      31
  Accumulated net realized gain (loss) on investments         131
-------------------------------------------------------------------
Total Net Assets                                      $48,930,359
-------------------------------------------------------------------
Shares of beneficial interest outstanding
  ($0.001 par value; unlimited number
  of shares authorized)
  Morgan Shares                                         7,551,823
  Premier Shares                                        5,182,199
  Agency Shares                                        12,562,200
  Class B Shares                                           13,312
  Class C Shares                                              628
  Institutional Shares                                 21,881,573
  Reserve Shares                                          392,688
  Select Shares                                         1,064,172
  Cash Management Shares                                  282,289
Net Asset Value, offering and redemption price
   per share (all classes)*                           $      1.00
-------------------------------------------------------------------
Cost of investments                                   $49,015,983
===================================================================

* Redemption price for Class B and C Shares may be reduced by contingent deferred sales charge.


                       See notes to financial statements.

JPMORGAN FUNDS
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 2002
(AMOUNTS IN THOUSANDS)

                                                    100% U.S.
                                               TREASURY SECURITIES   U.S. GOVERNMENT
                                                  MONEY MARKET        MONEY MARKET
                                                      FUND                FUND
=====================================================================================
INTEREST INCOME:                                   $119,545            $197,293
-------------------------------------------------------------------------------------
EXPENSES:
  Investment advisory fees                            5,679               8,805
  Administration fees                                 5,616               8,698
  Shareholder servicing fees                         16,311              19,848
  Distribution fees                                   4,068               4,864
  Custodian and accounting fees                         368                 586
  Printing and postage                                   15                  53
  Professional fees                                      76                  98
  Registration fees                                     609                 719
  Transfer agent fees                                   786                 646
  Trustees' fees                                         57                  88
  Other                                                  35                  73
-------------------------------------------------------------------------------------
Total expenses                                       33,620              44,478
-------------------------------------------------------------------------------------
  Less amounts waived                                 5,009               7,372
  Less expense reimbursements                            17                  --
-------------------------------------------------------------------------------------
   Net expenses                                      28,594              37,106
-------------------------------------------------------------------------------------
Net investment income                                90,951             160,187
-------------------------------------------------------------------------------------
REALIZED GAIN ON INVESTMENTS:
  Net realized gain on investment transactions          406                  71
-------------------------------------------------------------------------------------
  Net increase in net assets from operations       $ 91,357            $160,258
=====================================================================================

                       See notes to financial statements.

FOR THE YEAR ENDED AUGUST 31, 2002
(AMOUNTS IN THOUSANDS)

                                                     TREASURY PLUS        FEDERAL
                                                     MONEY MARKET      MONEY MARKET
                                                         FUND              FUND
===================================================================================
   INTEREST INCOME:                                    $89,989         $125,506
-----------------------------------------------------------------------------------
   EXPENSES:
     Investment advisory fees                            4,225            5,711
     Administration fees                                 4,182            5,640
     Shareholder servicing fees                          9,166            9,878
     Distribution fees                                   1,898              627
     Custodian and accounting fees                         360              503
     Printing and postage                                   10               20
     Professional fees                                      56               82
     Registration fees                                   1,031              345
     Transfer agent fees                                   286              431
     Trustees' fees                                         42               57
     Other                                                  57               47
-----------------------------------------------------------------------------------
   Total expenses                                       21,313           23,341
-----------------------------------------------------------------------------------
     Less amounts waived                                 3,668            3,919
-----------------------------------------------------------------------------------
      Net expenses                                      17,645           19,422
-----------------------------------------------------------------------------------
   Net investment income                                72,344          106,084
-----------------------------------------------------------------------------------
   REALIZED GAIN ON INVESTMENTS:
     Net realized gain on investment transactions           60              704
-----------------------------------------------------------------------------------
     Net increase in net assets from operations        $72,404         $106,788
===================================================================================

                       See notes to financial statements.

FOR THE YEAR ENDED AUGUST 31, 2002
(AMOUNTS IN THOUSANDS)

                                                     CALIFORNIA         NEW YORK
                                                      TAX FREE          TAX FREE
                                                    MONEY MARKET      MONEY MARKET
                                                        FUND              FUND
==================================================================================
INTEREST INCOME:                                       $2,336          $41,218
----------------------------------------------------------------------------------
EXPENSES:
  Investment advisory fees                                146            2,349
  Administration fees                                     144            2,325
  Shareholder servicing fees                              511            8,222
  Distribution fees                                       146            2,523
  Custodian and accounting fees                            64              209
  Printing and postage                                      1                7
  Professional fees                                        35               63
  Registration fees                                        17              219
  Transfer agent fees                                      39              432
  Trustees' fees                                            1               23
  Other                                                     9               37
----------------------------------------------------------------------------------
Total expenses                                          1,113           16,409
----------------------------------------------------------------------------------
  Less amounts waived                                     310            2,372
----------------------------------------------------------------------------------
   Net expenses                                           803           14,037
----------------------------------------------------------------------------------
Net investment income                                   1,533           27,181
----------------------------------------------------------------------------------
REALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investment transactions      11              457
----------------------------------------------------------------------------------
  Net increase in net assets from operations           $1,544          $27,638
==================================================================================

                       See notes to financial statements.

FOR THE YEAR ENDED AUGUST 31, 2002
(AMOUNTS IN THOUSANDS)

                                                             TAX FREE       LIQUID ASSETS
                                                           MONEY MARKET     MONEY MARKET
                                                               FUND             FUND(a)
==========================================================================================
INTEREST INCOME:                                            $125,687           $5,417
------------------------------------------------------------------------------------------
EXPENSES:
  Investment advisory fees                                     7,441              278
  Administration fees                                          7,368              278
  Shareholder servicing fees                                  13,788              303
  Distribution fees                                              883                6
  Custodian and accounting fees                                  587               50
  Printing and postage                                            20               16
  Professional fees                                              109               39
  Registration fees                                            1,218              138
  Transfer agent fees                                            317               30
  Trustees' fees                                                  75                3
  Other                                                           75                8
------------------------------------------------------------------------------------------
Total expenses                                                31,881            1,149
------------------------------------------------------------------------------------------
  Less amounts waived                                          6,067              806
  Less expense reimbursements                                     --               77
------------------------------------------------------------------------------------------
   Net expenses                                               25,814              266
------------------------------------------------------------------------------------------
Net investment income                                         99,873            5,151
------------------------------------------------------------------------------------------
REALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investment transactions            302               20
------------------------------------------------------------------------------------------
  Net increase in net assets from operations                $100,175           $5,171
==========================================================================================

(a) For the period from April 1, 2002 (commencement of operations) through August 31, 2002.


                       See notes to financial statements.

FOR THE YEAR ENDED AUGUST 31, 2002
(AMOUNTS IN THOUSANDS)

                                                           PRIME
                                                        MONEY MARKET
                                                            FUND
====================================================================
INTEREST INCOME:                                        $1,362,285
--------------------------------------------------------------------
EXPENSES:
  Investment advisory fees                                  59,806
  Administration fees                                       59,033
  Shareholder servicing fees                                93,522
  Distribution fees                                          1,817
  Custodian and accounting fees                              4,125
  Printing and postage                                         283
  Professional fees                                            678
  Registration fees                                          3,321
  Transfer agent fees                                        4,186
  Trustees' fees                                               598
  Other                                                        705
--------------------------------------------------------------------
Total expenses                                             228,074
--------------------------------------------------------------------
  Less amounts waived                                       48,817
--------------------------------------------------------------------
   Net expenses                                            179,257
--------------------------------------------------------------------
Net investment income                                    1,183,028
--------------------------------------------------------------------
REALIZED GAIN ON INVESTMENTS:
  Net realized gain on investment transactions               1,403
--------------------------------------------------------------------
  Net increase in net assets from operations            $1,184,431
====================================================================

                       See notes to financial statements.

JPMORGAN FUNDS

STATEMENT OF CHANGES IN NET ASSETS FOR THE PERIODS INDICATED
(Amounts in thousands)


                                                                100% U.S. TREASURY
                                                                  SECURITIES                           U.S. GOVERNMENT
                                                                MONEY MARKET FUND                      MONEY MARKET FUND
                                                             --------------------------         -------------------------------
                                                                       YEAR ENDED                        YEAR ENDED
                                                             8/31/02            8/31/01           8/31/02               8/31/01
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
       Net investment income                                   $90,951          $249,299          $160,187             $405,412
       Net realized gain (loss) on investments                     406             2,293                71                  252
-------------------------------------------------------------------------------------------------------------------------------
               Increase in net assets from operations           91,357           251,592           160,258              405,664
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income                                   (90,951)         (249,278)         (160,284)            (405,413)
       Net realized gain on investment transactions             (1,071)           (1,627)             (120)                (201)
-------------------------------------------------------------------------------------------------------------------------------
               Total distributions to shareholders             (92,022)         (250,905)         (160,404)            (405,614)
-------------------------------------------------------------------------------------------------------------------------------
       Increase (decrease) from capital share transactions     (93,636)          806,510           196,512            1,999,342
-------------------------------------------------------------------------------------------------------------------------------
       Total increase (decrease) in net assets                 (94,301)          807,197           196,366            1,999,392

NET ASSETS:
       Beginning of period                                   5,329,808         4,522,611         9,169,966            7,170,574
-------------------------------------------------------------------------------------------------------------------------------
       End of period                                        $5,235,507        $5,329,808        $9,366,332           $9,169,966
-------------------------------------------------------------------------------------------------------------------------------
       ACCUMULATED UNDISTRIBUTED
        (OVERDISTRIBUTED) NET INVESTMENT INCOME                   $(98)             $(98)            $(123)                 $(8)
-------------------------------------------------------------------------------------------------------------------------------

                          See notes to financial statements.


                                                                   TREASURY PLUS                           FEDERAL
                                                                  MONEY MARKET FUND                    MONEY MARKET FUND
                                                            --------------------------       --------------------------------
                                                                     YEAR ENDED                          YEAR ENDED
                                                               8/31/02         8/31/01           8/31/02           8/31/01
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
       Net investment income                                   $72,344          $123,865       $106,084               $86,569
       Net realized gain (loss) on investments                      60                (8)           704                   184
-----------------------------------------------------------------------------------------------------------------------------
               Increase in net assets from operations           72,404           123,857        106,788                86,753
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income                                   (72,229)         (123,864)      (106,246)              (86,615)
       Net realized gain on investment transactions                 --               (42)          (779)                  (30)
-----------------------------------------------------------------------------------------------------------------------------
               Total distributions to shareholders             (72,229)         (123,906)      (107,025)              (86,645)
-----------------------------------------------------------------------------------------------------------------------------
       Increase (decrease) from capital share transactions   1,166,546           338,383      2,229,239               960,673
-----------------------------------------------------------------------------------------------------------------------------
       Total increase (decrease) in net assets               1,166,721           338,334      2,229,002               960,781
NET ASSETS:
       Beginning of period                                   2,837,259         2,498,925      2,102,935             1,142,154
-----------------------------------------------------------------------------------------------------------------------------
       End of period                                        $4,003,980        $2,837,259     $4,331,937            $2,102,935
-----------------------------------------------------------------------------------------------------------------------------
       ACCUMULATED UNDISTRIBUTED (OVERDISTRIBUTED)
        NET INVESTMENT INCOME                                      $56              $(59)         $(256)                 $(94)
-----------------------------------------------------------------------------------------------------------------------------

                          See notes to financial statements.

                                                                  CALIFORNIA TAX FREE                    NEW YORK TAX FREE
                                                                  MONEY MARKET FUND                      MONEY MARKET FUND
                                                              ------------------------           ------------------------------
                                                                      YEAR ENDED                           YEAR ENDED
                                                                 8/31/02        8/31/01            8/31/02           8/31/01
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
       Net investment income                                    $1,533            $2,382           $27,181             $61,569
       Net realized gain (loss) on investments                      11                (3)              457                   4
--------------------------------------------------------------------------------------------------------------------------------
               Increase in net assets from operations            1,544             2,379            27,638              61,573
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income                                    (1,579)           (2,382)          (27,725)            (61,588)
       Net realized gain on investment transactions                 --                --               (34)                (27)
--------------------------------------------------------------------------------------------------------------------------------
               Total distributions to shareholders              (1,579)           (2,382)          (27,759)            (61,615)
--------------------------------------------------------------------------------------------------------------------------------
       Increase (decrease) from capital share transactions      80,351             5,239          (135,502)            607,560
--------------------------------------------------------------------------------------------------------------------------------
       Total increase (decrease) in net assets                  80,316             5,236          (135,623)            607,518
NET ASSETS:
       Beginning of period                                      82,755            77,519         2,438,730           1,831,212
--------------------------------------------------------------------------------------------------------------------------------
       End of period                                          $163,071           $82,755        $2,303,107          $2,438,730
--------------------------------------------------------------------------------------------------------------------------------
       ACCUMULATED UNDISTRIBUTED (OVERDISTRIBUTED)
         NET INVESTMENT INCOME                                    $(49)              $(3)            $(528)                $16
--------------------------------------------------------------------------------------------------------------------------------

                           See notes to financial statements.

                                                                                               LIQUID ASSETS
                                                                   TAX FREE                    MONEY MARKET
                                                                MONEY MARKET FUND                  FUND
                                                             -------------------------        ----------------
                                                                    YEAR ENDED                4/1/02 * THROUGH
                                                              8/31/02       8/31/01                8/31/02
--------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
       Net investment income                                 $  99,873           $59,043            $5,151
       Net realized gain (loss) on investments                     302              (203)               20
--------------------------------------------------------------------------------------------------------------
               Increase in net assets from operations          100,175            58,840             5,171
--------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income                                  (103,426)          (59,104)           (5,152)
       Net realized gain on investment transactions                 --                --               (20)
--------------------------------------------------------------------------------------------------------------
               Total distributions to shareholders            (103,426)          (59,104)           (5,172)
--------------------------------------------------------------------------------------------------------------
       Increase (decrease) from capital share transactions   7,010,568           289,058         1,215,027
--------------------------------------------------------------------------------------------------------------
       Total increase (decrease) in net assets               7,007,317           288,794         1,215,026
NET ASSETS:
       Beginning of period                                   1,943,458         1,654,664                --
--------------------------------------------------------------------------------------------------------------
       End of period                                        $8,950,775        $1,943,458        $1,215,026
--------------------------------------------------------------------------------------------------------------
       ACCUMULATED UNDISTRIBUTED (OVERDISTRIBUTED)
         NET INVESTMENT INCOME                                 $(3,558)             $(38)              $(1)
--------------------------------------------------------------------------------------------------------------

* Commencement of operations.

                         See notes to financial statements.


                                                                           PRIME
                                                                     MONEY MARKET FUND
                                                                 ---------------------------
                                                                         YEAR ENDED
                                                                    8/31/02         8/31/01
--------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
       Net investment income                                     $1,183,028       $1,349,199
       Net realized gain (loss) on investments                        1,403            1,067
--------------------------------------------------------------------------------------------
               Increase in net assets from operations             1,184,431        1,350,266
--------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income                                     (1,182,928)      (1,349,240)
       Net realized gain on investment transactions                  (1,417)             (89)
--------------------------------------------------------------------------------------------
               Total distributions to shareholders               (1,184,345)      (1,349,329)
--------------------------------------------------------------------------------------------
       Increase (decrease) from capital share transactions       19,647,317       16,524,717
--------------------------------------------------------------------------------------------
       Total increase (decrease) in net assets                   19,647,403       16,525,654
NET ASSETS:
       Beginning of period                                       29,282,956       12,757,302
--------------------------------------------------------------------------------------------
       End of period                                            $48,930,359      $29,282,956
--------------------------------------------------------------------------------------------
       ACCUMULATED UNDISTRIBUTED (OVERDISTRIBUTED)
         NET INVESTMENT INCOME                                          $31            $(146)
--------------------------------------------------------------------------------------------

                           See notes to financial statements.

JPMORGAN FUNDS

NOTES TO FINANCIAL STATEMENTS


1.   ORGANIZATION

Mutual Fund Trust (the "Trust") was organized on February 4, 1994 as a Massachusetts business trust, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company.

The following are nine separate portfolios of the Trust (collectively, the "Funds").

   FUND                                              CLASSES OFFERED
   JPMorgan 100% U.S. Treasury Securities
   Money Market Fund ("USTS")                        Morgan, Premier, Agency, Institutional
   JPMorgan U.S. Government Money
   Market Fund ("USG")                               Morgan, Premier, Agency, Institutional
   JPMorgan Treasury Plus Money Market
   Fund ("TP")                                       Morgan, Premier, Agency, Institutional, Reserve
   JPMorgan Federal Money Market
   Fund ("FED")                                      Morgan, Premier, Agency, Institutional
   JPMorgan California Tax Free Money
   Market Fund ("CTF")                               Morgan
   JPMorgan New York Tax Free Money
   Market Fund ("NYTF")                              Morgan, Reserve
   JPMorgan Tax Free Money Market
   Fund ("TF")                                       Morgan, Premier, Agency, Institutional
   JPMorgan Liquid Assets Money
   Market Fund ("LA")                                Morgan, Premier, Agency, Institutional
   JPMorgan Prime Money Market                       Morgan, Premier, Agency, Class B, Class C,
   Fund ("PRM")                                      Institutional, Reserve, Select, Cash
                                                     Management

All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different transfer agent, distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreement.

2.   REORGANIZATIONS

Prior to the open of business on September 10, 2001, the Acquiring Funds acquired all the net assets of the Target Funds, as shown in the tables below, pursuant to Plans of Reorganization approved by the Target Funds' shareholders on July 3, 2001 and July 25, 2001. The transactions were structured for tax purposes to qualify as tax-free reorganizations under the Internal Revenue Code. Under each Reorganization Plan, shareholders of the Target Funds received shares in the Acquiring Funds with a value equal to their holdings in the Target

Funds. Shareholders of the Target Funds received the following class of Shares of the Acquiring Funds:

                                                         ACQUIRING
   TARGET FUNDS                                          FUND          SHARES RECEIVED
   J.P. Morgan Treasury Money Market Reserves
   Fund                                                  TP            Reserve Shares
   J.P. Morgan Institutional Treasury Money
   Market Fund                                           TP            Institutional Shares
   J.P. Morgan Institutional Service Treasury Money
   Market Fund                                           TP            Premier Shares
   J.P. Morgan Federal Money Market Fund                 FED           Premier Shares
   J.P. Morgan Institutional Federal Money
   Market Fund                                           FED           Institutional Shares
   J.P. Morgan Institutional Service Federal Money
   Market Fund                                           FED           Premier Shares
   J.P. Morgan Prime Money Market Fund                   PRM           Select Shares
   J.P. Morgan Institutional Prime Money
   Market Fund                                           PRM           Institutional Shares
   J.P. Morgan Institutional Service Prime Money
   Market Fund                                           PRM           Premier Shares
   J.P. Morgan Prime Money Market Reserves Fund          PRM           Reserve Shares
   J.P. Morgan Institutional Prime Direct Money
   Market Fund                                           PRM           Agency Shares
   J.P. Morgan Prime Cash Management Fund                PRM           Cash Management Shares
   J.P. Morgan Tax Exempt Money Market Fund              TF            Premier Shares
   J.P. Morgan Institutional Tax Exempt Money
   Market Fund                                           TF            Institutional Shares
   J.P. Morgan Institutional Service Tax Exempt
   Money Market Fund                                     TF            Premier Shares

The following is a summary of Beneficial Interest Outstanding, Shares Outstanding, Net Assets and Net Asset Value Per Share immediately before and after the Reorganizations (amounts in thousands, except per share amounts):

                                                                    JPMORGAN
                                                 TREASURY PLUS MONEY MARKET FUND REORGANIZATION
-----------------------------------------------------------------------------------------------------
                                              BENEFICIAL                                    NET ASSET
                                               INTEREST        SHARES                         VALUE
                                             OUTSTANDING     OUTSTANDING       NET ASSETS   PER SHARE
-----------------------------------------------------------------------------------------------------
Target Funds
Treasury Money Market Reserves Fund             94,137             --         $   94,097      $1.00
Institutional Treasury Money Market Fund       310,752             --         $  310,665      $1.00
Institutional Service Treasury Money
Market Fund                                    507,600             --         $  507,445      $1.00
Acquiring Fund
JPMorgan Treasury Plus Money Market Fund
   Vista Shares (Renamed Morgan Shares)                     1,352,315         $1,352,126      $1.00
   Premier Shares                                             325,008         $  324,992      $1.00
   Institutional Shares (Renamed Agency
   Shares)                                                    965,202         $  965,226      $1.00
Post Reorganization Fund
JPMorgan Treasury Plus Money Market Fund
   Morgan Shares                                            1,352,315         $1,352,126      $1.00
   Premier Shares                                             832,608         $  832,437      $1.00
   Agency Shares                                              965,202         $  965,226      $1.00
   Institutional Shares                                       310,752         $  310,665      $1.00
   Reserve Shares                                              94,137          $  94,097      $1.00



                                                                             JPMORGAN
                                                                FEDERAL MONEY MARKET FUND REORGANIZATION
-------------------------------------------------------------------------------------------------------------------
                                                    BENEFICIAL                                            NET ASSET
                                                     INTEREST            SHARES                             VALUE
                                                   OUTSTANDING        OUTSTANDING     NET ASSETS          PER SHARE
-------------------------------------------------------------------------------------------------------------------
Target Funds
J.P. Morgan Federal Money Market Fund               1,683,861                 --      $1,683,381             $1.00
J.P. Morgan Institutional Federal Money
Market Fund                                         2,447,081                 --      $2,447,079             $1.00
J.P. Morgan Institutional Service Federal
Money Market Fund                                      27,508                 --       $  27,508             $1.00
Acquiring Fund
JPMorgan Federal Money Market Fund II
(Renamed JPMorgan Federal Money
Market Fund)
  Vista Shares (Renamed Morgan Shares)                                   657,732      $  657,737             $1.00
  Premier Shares                                                         281,550      $  281,551             $1.00
  Institutional Shares (Renamed Agency Shares)                         1,176,516      $1,176,546             $1.00
  Reserve Shares*                                                          1,001        $  1,001             $1.00
Post Reorganization Fund
JPMorgan Federal Money Market Fund
  Morgan Shares                                                          658,733      $  658,738             $1.00
  Premier Shares                                                       1,992,919      $1,992,440             $1.00
  Agency Shares                                                        1,176,516      $1,176,546             $1.00
  Institutional Shares                                                 2,447,081      $2,447,079             $1.00

* In conjunction with the Fund Reorganization, Reserve Shares merged into Morgan Shares.

                                                                   JPMORGAN
                                                     PRIME MONEY MARKET FUND REORGANIZATION
---------------------------------------------------------------------------------------------------
                                           BENEFICIAL                                     NET ASSET
                                             INTEREST      SHARES                           VALUE
                                           OUTSTANDING   OUTSTANDING    NET ASSETS        PER SHARE
---------------------------------------------------------------------------------------------------
Target Funds
J.P. Morgan Prime Money Market Fund         2,959,209            --     $ 2,959,283         $1.00
J.P. Morgan Institutional Prime Money
Market Fund                                19,841,553            --     $19,841,087         $1.00
J.P. Morgan Institutional Service
Prime Money Market Fund                       993,962            --        $993,883         $1.00
J.P. Morgan Prime Money Market
Reserves Fund                                 121,016            --     $   121,009         $1.00
J.P. Morgan Institutional Prime
Direct Money Market Fund                       27,613            --     $    27,614         $1.00
J.P. Morgan Prime Cash
Management Fund                               139,285            --     $   139,283         $1.00
Acquiring Fund
JPMorgan Prime Money Market Fund II
 (Renamed JPMorgan Prime Money
Market Fund)
 Vista Shares (Renamed Morgan Shares)                    10,478,092     $10,477,967         $1.00
 B Shares Shares                                             17,511     $    17,502         $1.00
 C Shares Shares                                                303     $       303         $1.00
 Premier Shares                                           2,282,312     $ 2,282,320         $1.00
 Institutional Shares (Renamed Agency
 Shares)                                                 17,352,444     $17,352,408         $1.00
 Reserve Shares                                              10,001     $    10,002         $1.00
Post Reorganization Fund
JPMorgan Prime Money Market Fund
 Morgan Shares                                           10,478,092     $10,477,967         $1.00
 B Shares                                                    17,511     $    17,502         $1.00
 C Shares                                                       303     $       303         $1.00
 Premier Shares                                           3,276,274     $ 3,276,203         $1.00
 Agency Shares                                           17,380,057     $17,380,022         $1.00
 Institutional Shares                                    19,841,553     $19,841,087         $1.00
 Reserve Shares                                             131,017     $   131,011         $1.00
 Cash Management Shares                                     139,285     $   139,283         $1.00
 Select Shares                                            2,959,209     $ 2,959,283         $1.00

                                                                           JPMORGAN
                                                             TAX FREE MARKET FUND REORGANIZATION
---------------------------------------------------------------------------------------------------------------
                                                BENEFICIAL                                            NET ASSET
                                                 INTEREST              SHARES                           VALUE
                                               OUTSTANDING           OUTSTANDING      NET ASSETS      PER SHARE
---------------------------------------------------------------------------------------------------------------
 Target Funds
 J.P. Morgan Tax Exempt Money
 Market Fund                                       1,989,832                --        $1,989,763       $1.00
 J.P. Morgan Institutional Tax Exempt
 Money Market Fund                                 1,606,636                --        $1,606,663       $1.00
 J.P. Morgan Institutional Service Tax
 Exempt Money Market Fund                             62,224                --        $   62,227       $1.00
 Acquiring Fund
 JPMorgan Tax Free Money Market Fund
   Vista Shares (Renamed Morgan Shares)                                859,836        $  859,225       $1.00
   Premier Shares                                                      119,034        $  119,019       $1.00
   Institutional Shares (Renamed
   Agency Shares)                                                      887,548        $  887,450       $1.00
   Reserve Shares*                                                           1        $        1       $1.00
 Post Reorganization Fund
 JPMorgan Tax Free Money Market Fund
   Morgan Shares                                                       859,837        $  859,226       $1.00
   Premier Shares                                                    2,171,090        $2,171,009       $1.00
   Agency Shares                                                       887,548        $  887,450       $1.00
   Institutional Shares                                              1,606,636        $1,606,663       $1.00

* In conjunction with the Fund Reorganization, Reserve Shares merged into Morgan Shares.

On October 20, 2000, PRM acquired all the net assets of Chase Vista Cash Management Fund (CM) pursuant to a Reorganization Plan approved by CM shareholders on October 5, 2000. The transaction was structured for tax purposes to qualify as a tax-free reorganization under the Internal Revenue Code. Under the Reorganization Plan, each shareholder of CM received shares in PRM with a value equal to their holdings in CM. Holders of Vista Class Shares in CM received Vista Class Shares in PRM, holders of Premier Class Shares in CM received Premier Class Shares in PRM and holders of Institutional Class Shares in CM received Institutional Class Shares in PRM.

The following is a summary of shares outstanding, net assets and net asset values per share immediately before and after the reorganization (amounts in thousands, except per share amounts):

                           BEFORE REORGANIZATION     AFTER REORGANIZATION
-------------------------------------------------------------------------
                              CM          PRM               PRM
-------------------------------------------------------------------------
Vista Shares
  Shares                   6,780,303     2,020,777         8,801,080
  Net Assets              $6,779,514   $ 2,017,128       $ 8,796,642
  Net Asset Value         $     1.00   $      1.00       $      1.00
Premier Shares
  Shares                     383,300     1,852,608         2,235,908
  Net Assets              $  383,301   $ 1,852,650       $ 2,235,952
  Net Asset Value         $     1.00   $      1.00       $      1.00
Institutional Shares
  Shares                   3,333,131     9,511,943        12,845,074
  Net Assets              $3,332,910   $ 9,515,447       $12,848,357
  Net Asset Value         $     1.00   $      1.00       $      1.00
Reserve Shares
  Shares                                         1                 1
  Net Assets                           $         1       $         1
  Net Asset Value                      $      1.00       $      1.00
B Shares
  Shares                                    20,765            20,765
  Net Assets                           $    20,763       $    20,763
  Net Asset Value                      $      1.00       $      1.00
C Shares
  Shares                                       140               140
  Net Assets                           $       140       $       140
  Net Asset Value                      $      1.00       $      1.00

On February 16, 2001, PRM acquired all the net assets of Chase Money Market Fund
(CMMF) pursuant to a Reorganization Plan approved by CMMF shareholders on January 26, 2001. The transaction was structured for tax purposes to qualify as a tax-free reorganization under the Internal Revenue Code. Under the Reorganization Plan, each shareholder of CMMF received shares in PRM with a value equal to their holdings in CMMF. Holders of Investor Class Shares in CMMF received Vista Class Shares in PRM, holders of Premier Class Shares in CMMF received Premier Class Shares in PRM.

The following is a summary of shares outstanding, net assets and net asset values per share immediately before and after the reorganization (amounts in thousands, except per share amounts):

                                   BEFORE REORGANIZATION      AFTER REORGANIZATION
----------------------------------------------------------------------------------
                                   CMMF             PRM               PRM
----------------------------------------------------------------------------------
Vista Shares
 Shares                                          10,186,612        10,192,135
 Net Assets                                     $10,182,180       $10,187,704
 Net Asset Value                                $      1.00       $      1.00
Premier Shares
 Shares                                           2,041,521         2,148,012
 Net Assets                                     $ 2,041,548       $ 2,148,063
 Net Asset Value                                $      1.00       $      1.00
Institutional Shares
 Shares                                          18,927,280        18,927,280
 Net Assets                                     $18,930,649       $18,930,649
 Net Asset Value                                $      1.00       $      1.00
Reserve Shares
 Shares                                                   1                 1
 Net Assets                                     $         1       $         1
 Net Asset Value                                $      1.00       $      1.00
B Shares
 Shares                                              11,626            11,626
 Net Assets                                     $    11,624       $    11,624
 Net Asset Value                                $      1.00       $      1.00
C Shares
 Shares                                                 187               187
 Net Assets                                     $       187       $       187
 Net Asset Value                                $      1.00       $      1.00
Investor Shares
 Shares                             5,523
 Net Assets                       $ 5,524
 Net Asset Value                   $ 1.00
Premier Shares
 Shares                           106,491
 Net Assets                      $106,515
 Net Asset Value                   $ 1.00

3.   SIGNIFICANT ACCOUNTING POLICIES

THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE
FUNDS:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. VALUATION OF INVESTMENTS -- Money market instruments are valued at amortized cost which approximates market value. The Trust's use of amortized cost is subject to the Trust's compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

B. REPURCHASE AGREEMENTS -- It is each Fund's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Fund's custodian bank, subcustodian or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

C. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued using the interest method adjusted for amortization of premiums and accretion of discounts.

D. ALLOCATION OF INCOME AND EXPENSES -- Expenses directly attributable to a Fund are charged to that Fund; other expenses of the Trust are allocated proportionately among each of the Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. Expenses directly attributable to a particular class are charged directly to such class. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

E. FEDERAL INCOME TAXES -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Funds' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. In addition, the Funds intend to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

F. DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these "book/tax" differences are permanent in nature, (i.e., that they result from other than timing of recognition --"temporary differences"), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

The following amounts were reclassified within the capital accounts at August 31, 2002 (amounts in thousands):

                                         ACCUMULATED          ACCUMULATED
                                       UNDISTRIBUTED/         NET REALIZED
                                      (OVERDISTRIBUTED)       GAIN (LOSS)
   FUND            PAID-IN CAPITAL   NET INVESTMENT INCOME   ON INVESTMENTS
   USG                  $ --               $(18)                 $  18
   TP                    286                 --                   (286)
   TF                    270                 33                   (303)
   PRM                   694                 77                   (771)

The reclassifications primarily relate to the character for tax purposes of capital loss carryforwards received in reorganizations for TP, TF and PRM, and expiration of capital loss carryforwards for TF. For USG, the reclassification primarily relates to the character for tax purposes of dividends paid.

The tax character of distributions paid during the period ended August 31, 2002 were as follows (amounts in thousands):

                    ORDINARY
                     INCOME
----------------------------
   USTS             $ 92,022
   USG               160,404
   TP                 72,229
   FED               107,025
   CTF                 1,579
   NYTF               27,759
   TF                103,426
   LA                  5,172
   PRM             1,184,345

At August 31, 2002, the components of net assets (excluding paid in capital) on a tax basis were as follows (amounts in thousands):

                                                   USTS              USG                 TP
---------------------------------------------------------------------------------------------
   Current distributable ordinary income          $ 2,809          $ 5,949            $ 2,793
    Plus/Less: cumulative timing differences       (2,896)          (6,072)            (2,737)

   Undistributed ordinary income or
    overdistribution of ordinary income             $ (87)          $ (123)              $ 56
                                                  ========        =========           ========

   Current distributable long-term capital
    gain or tax basis capital loss carryover           --               --               (270)
    Plus/Less: cumulative timing differences           --               --                 --

   Undistributed long-term gains/
    accumulated capital loss                           --               --               (270)
                                                  ========        =========           ========

Unrealized appreciation (depreciation)               $ --             $ --               $ --
                                                  ========        =========           ========

                                                     FED                CTF             NYTF
---------------------------------------------------------------------------------------------
   Current distributable ordinary income          $ 2,910             $ 44              $ 630
    Plus/Less: cumulative timing differences       (3,119)             (93)              (735)

   Undistributed ordinary income or
    overdistribution of ordinary income            $ (209)           $ (49)            $ (105)
                                                  ========        =========           ========

   Current distributable long-term capital
    gain or tax basis capital loss carryover           --               (4)                --
    Plus/Less: cumulative timing differences           --               --                 --

   Undistributed long-term gains/
    accumulated capital loss                           --               (4)                --
                                                  ========        =========           ========

   Unrealized appreciation (depreciation)            $ --             $ --              $  --
                                                  ========        =========           ========

                                                     TF                 LA             PRM
---------------------------------------------------------------------------------------------
   Current distributable ordinary income          $ 1,392            $ 132           $ 31,595
    Plus/Less: cumulative timing differences       (4,950)            (133)           (31,433)

   Undistributed ordinary income or
    overdistribution of ordinary income           $(3,558)            $ (1)             $ 162
                                                  ========        =========           ========

   Current distributable long-term capital
    gain or tax basis capital loss carryover         (656)              --                 --
    Plus/Less: cumulative timing differences           (2)              --                 --

   Undistributed long-term gains/
    accumulated capital loss                         (658)              --                 --
                                                  ========        =========           ========

   Unrealized appreciation (depreciation)            $ --             $ --^              $ --
                                                  ========        =========           ========

^    Amount rounds to less than one thousand.

For USTS, USG, TP, FED, CTF, NYTF, LA and PRM, the cumulative timing difference primarily consists of dividends payable and deferred compensation. For TF, the cumulative timing difference consists of dividends payable, deferred compensation and post October loss deferral.

At August 31, 2002, the following Funds have capital loss carryovers which will be available to offset capital gains. To the extent that any net capital loss carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders (amounts in thousands).

                             EXPIRATION
                 AMOUNT         DATE
TP               $(234)    August 31, 2008
                   (36)    August 31, 2009
                 -----
                  (270)

CTF                 (2)    August 31, 2004
                    (1)    August 31, 2005
                    (1)    August 31, 2006
                 -----
                    (4)

TF                (150)    August 31, 2003
                    (1)    August 31, 2004
                   (28)    August 31, 2006
                  (257)    August 31, 2007
                   (22)    August 31, 2008
                  (199)    August 31, 2009
                 -----
                  (657)

During the year ended August 31, 2002, TP, CTF, TF and PRM utilized capital loss carryforwards of $52, $6, $239 and $771, respectively (amounts in thousands).

TF had a capital loss carryforward of $98 (amount in thousands), which was not utilized during the period. The capital loss carryforward expired on August 31, 2002.

Capital losses incurred after October 31, within a Fund's fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. TF has incurred a post-October realized loss of $2 (amount in thousands).

4.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A. INVESTMENT ADVISORY FEE -- Pursuant to an Investment Advisory Agreement, J.P. Morgan Fleming Asset Management (USA),Inc. ("JPMFAM" or "Adviser") acts as the investment adviser to the Funds. JPMFAM, is a direct wholly owned subsidiary of JPMorgan Chase Bank ("JPMCB") and an indirect wholly owned subsidiary of J.P. Morgan Chase & Co. ("JPMorgan") The Adviser supervises the investments of each respective Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate equal to 0.10% of the average daily net assets for each respective Fund.

The Advisor waived fees as outlined in Note 4.E. below.

B. ADMINISTRATION FEE -- Pursuant to the Administration Agreement, JPMCB (the "Administrator") provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.10% of the average daily net assets for complex wide money market fund assets up to $100 billion and 0.05% on assets in excess of $100 billion.

Prior to September 10, 2001, the Administrator received a fee computed daily and paid monthly at the annual rate equal to 0.05% of the respective Fund's average daily net assets. Effective September 10, 2001, the Trustees approved a new combined Administration Agreement that eliminated the paying of sub-administration fees (of 0.05% of the average daily net assets of each Fund) directly by the Funds to BISYS Fund Services, LP ("BISYS").

In connection with the Administration Agreement, effective September 10, 2001, BISYS serves as the Funds' sub-administrator. For its services as sub-administrator, BISYS receives a portion of the fees payable to JPMCB as Administrator.

The Administrator has contractually agreed to reimburse the Funds to the extent that total operating expenses (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed the percentages of their respective average daily net assets as shown in the table below (%):

FUND    MORGAN      PREMIER     AGENCY     CLASS B     CLASS C
--------------------------------------------------------------
USTS     0.59        0.48^^      0.25        n/a         n/a
USG      0.59        0.45        0.26        n/a         n/a
TP       0.59        0.45        0.25        n/a         n/a
FED      0.70        0.45        0.26        n/a         n/a
CTF      0.55         n/a         n/a        n/a         n/a
NYTF     0.59         n/a         n/a        n/a         n/a
TF       0.59        0.45        0.26        n/a         n/a
LA       0.59        0.45        0.26        n/a         n/a
PRM      0.59        0.45        0.26^      1.24        1.24

                                                                   CASH
FUND         INSTITUTIONAL       RESERVE        SELECT           MANAGEMENT
---------------------------------------------------------------------------
USTS             0.20              n/a            n/a               n/a
USG              0.20              n/a            n/a               n/a
TP               0.20             0.70            n/a               n/a
FED              0.20              n/a            n/a               n/a
CT                n/a              n/a            n/a               n/a
NYTF              n/a             0.79            n/a               n/a
TF               0.20              n/a            n/a               n/a
LA               0.20              n/a            n/a               n/a
PRM              0.20             0.70           0.44              0.97

^ The limitation percentage increases to 0.30% from 0.26% effective January 1, 2003 and will expire on December 31, 2004.

^^ The limitation percentage decreases to 0.46% from 0.48% effective September 8, 2002 and will expire on December 31, 2003.

The contractual expense limitation agreements were in effect beginning September 10, 2001 and the respective limitation percentages in the table above are due to expire as follows:

   FUND     MORGAN      PREMIER     AGENCY     CLASS B     CLASS C
------------------------------------------------------------------
   USTS    12/31/03    12/31/03    12/31/03      n/a         n/a
   USG     12/31/03    12/31/03    12/31/03      n/a         n/a
   TP      12/31/03    12/31/04    12/31/03      n/a         n/a
   FED     12/31/03    12/31/04    12/31/03      n/a         n/a
   CTF     12/31/03       n/a         n/a        n/a         n/a
   NYTF    12/31/03       n/a         n/a        n/a         n/a
   TF      12/31/03    12/31/04    12/31/03      n/a         n/a
   LA      12/31/03    12/31/03    12/31/03      n/a         n/a
   PRM     12/31/03    12/31/04    12/31/04   12/31/03    12/31/03

                                                                         CASH
FUND         INSTITUTIONAL         RESERVE            SELECT          MANAGEMENT
--------------------------------------------------------------------------------
USTS           12/31/03               n/a              n/a                n/a
USG            12/31/03               n/a              n/a                n/a
TP             12/31/04            12/31/04            n/a                n/a
FED            12/31/04               n/a              n/a                n/a
CTF               n/a                 n/a              n/a                n/a
NYTF              n/a              12/31/03            n/a                n/a
TF             12/31/04               n/a              n/a                n/a
LA             12/31/03               n/a              n/a                n/a
PRM            12/31/04            12/31/04         12/31/04           12/31/04

The Administrator waived fees as outlined in Note 4.E. below.

C. DISTRIBUTION FEES -- Pursuant to a Distribution Agreement, J.P. Morgan Fund Distributors, Inc. ("JPMFD" or "Distributor"), a wholly-owned subsidiary of The BISYS Group, Inc., serves as the Trust's exclusive underwriter and promotes and arranges for the sale of each Fund's shares. JPMFD receives no compensation in its capacity as the Funds' underwriter.

The Trustees have adopted Distribution Plans (the "Distribution Plans") for Morgan, Premier, Class B, Class C, Reserve and Cash Management Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plans provide that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below (%):

                                                            CASH
   FUND    MORGAN    PREMIER  CLASS B CLASS C  RESERVE   MANAGEMENT
   USTS     0.10      n/a     n/a      n/a      n/a         n/a
   USG      0.10     0.10     n/a      n/a      n/a         n/a
   TP       0.10      n/a     n/a      n/a     0.25         n/a
   FED      0.10      n/a     n/a      n/a      n/a         n/a
   CTF      0.10      n/a     n/a      n/a      n/a         n/a
   NYTF     0.10      n/a     n/a      n/a     0.30         n/a
   TF       0.10      n/a     n/a      n/a      n/a         n/a
   LA       0.10      n/a     n/a      n/a      n/a         n/a
   PRM       n/a      n/a    0.75     0.75     0.25        0.50

In addition, JPMFD receives any contingent deferred sales charge ("CDSC") from redemptions of Class B and C shares.

The Distributor waived fees as outlined in Note 4.E. below.

D. SHAREHOLDER AND FUND SERVICING FEES -- The Trust has entered into a Shareholder Servicing Agreement on behalf of the Funds with JPMCB under which JPMCB provides account administration and personal account maintenance services to the shareholders. JPMCB may obtain the services of one or more shareholder servicing agents. For these services JPMCB or the

Shareholder Servicing Agent will receive a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below (%):


   FUND     MORGAN      PREMIER     AGENCY     CLASS B     CLASS C
   USTS     0.35        0.25        0.10        n/a         n/a
   USG      0.35        0.25        0.10        n/a         n/a
   TP       0.35        0.25        0.10        n/a         n/a
   FED      0.35        0.25        0.10        n/a         n/a
   CTF      0.35         n/a         n/a        n/a         n/a
   NYTF     0.35         n/a         n/a        n/a         n/a
   TF       0.35        0.25        0.10        n/a         n/a
   LA       0.35        0.25        0.10        n/a         n/a
   PRM      0.35        0.25        0.10       0.25        0.25

                                                           CASH

   FUND              INSTITUTIONAL  RESERVE    SELECT    MANAGEMENT
   USTS                 0.10           n/a       n/a        n/a
   USG                  0.10           n/a       n/a        n/a
   TP                   0.10          0.25       n/a        n/a
   FED                  0.10           n/a       n/a        n/a
   CT                    n/a           n/a       n/a        n/a
   NYTF                  n/a          0.35       n/a        n/a
   TF                   0.10           n/a       n/a        n/a
   LA                   0.10           n/a       n/a        n/a
   PRM                  0.10          0.25      0.25       0.25

The Funds may be sold to or through financial intermediaries who are customers of JPMCB, including financial institutions and broker-dealers, that may be paid fees by JPMCB or its affiliates for services provided to their clients that invest in the Funds. Organizations that provide recordkeeping or other services to certain employee benefit or retirement plans that include the Funds as investment alternatives may also be paid a fee.

The Shareholder Servicing Agents have waived fees as outlined in Note 4.E.
below.

E. WAIVERS AND REIMBURSEMENTS -- For the year ended August 31, 2002, the Funds' vendors waived fees and the Administrator contractually reimbursed expenses for each of the Funds as follows (amounts in thousands):


                       VOLUNTARY WAIVERS
            -------------------------------------
            INVESTSMENT
   FUND     ADVISORY       ADMINISTRATION   TOTAL
            -------------------------------------
   USTS      $  --             $55          $  55
   LA          259              81            340
   PRM       5,867              --          5,867

                       CONTRACTUAL WAIVERS
                          SHAREHOLDER                          CONTRACTUAL
          ADMINISTRATION  SERVICING    DISTRIBUTION   TOTAL    REIMBURSEMENTS
   USTS     $1,048         $ 774       $3,132        $ 4,954       $17
   USG       4,152           758        2,462          7,372        --
   TP        1,660         1,678          330          3,668        --
   FED       1,039         2,880           --          3,919        --
   CTF          67           187           56            310        --
   NYTF        823            --        1,549          2,372        --
   TF        2,206         3,628          233          6,067        --
   LA          197           263            6            466        77
   PRM       9,237        33,713           --         42,950        --

F. OTHER -- Certain officers of the Trust are officers of J.P. Morgan Chase & Co. or of BISYS or their subsidiaries.

5. CLASS SPECIFIC EXPENSES The Funds' class specific expenses for the year ended August 31, 2002 are as follows (amounts in thousands):

                   SHAREHOLDER
                   SERVICING       DISTRIBUTION   TRANSFER AGENT
----------------------------------------------------------------
   USTS
   Morgan          $14,236          $4,068             $696
   Premier             772              --               38
   Agency            1,125              --               35
   Insitutional        178              --               17
----------------------------------------------------------------
                   $16,311          $4,068             $786
----------------------------------------------------------------
   USG
   Morgan          $13,115          $3,747             $493
   Premier           2,791           1,117               64
   Agency            3,484              --               65
   Insitutional        458              --               24
----------------------------------------------------------------
                   $19,848          $4,864             $646
----------------------------------------------------------------
   TP
   Morgan          $ 4,561          $1,303             $157
   Premier           2,211              --               52
   Agency            1,288              --               30
   Insitutional        511              --               23
   Reserve             595             595               24
----------------------------------------------------------------
                   $ 9,166          $1,898             $286
----------------------------------------------------------------
   FED
   Morgan          $ 2,195           $ 627             $351
   Premier           4,332              --               38
   Agency              887              --               18
   Insitutional      2,464              --               24
----------------------------------------------------------------
                   $ 9,878           $ 627             $431
----------------------------------------------------------------
   CTF
   Morgan            $ 511           $ 146              $39
----------------------------------------------------------------
   NYTF
   Morgan          $ 7,917          $2,262             $404
   Reserve             305             261               28
----------------------------------------------------------------
                   $ 8,222          $2,523             $432
----------------------------------------------------------------
   TF
   Morgan          $ 3,090           $ 883             $149
   Premier           6,899              --               79
   Agency              967              --               33
   Insitutional      2,832              --               56
----------------------------------------------------------------
                   $13,788           $ 883             $317
----------------------------------------------------------------

                   SHAREHOLDER
                   SERVICING       DISTRIBUTION   TRANSFER AGENT
----------------------------------------------------------------
   LA
   Morgan            $    20         $    6           $    6
   Premier                18             --                7
   Agency                 14             --                7
   Insitutional          251             --               10
----------------------------------------------------------------
                     $   303         $    6           $   30
----------------------------------------------------------------
   PRM
   Morgan            $32,753         $   --           $3,790
   Premier            13,191             --               65
   Agency             16,771             --               86
   Class B                34            103                6
   Class C                 1              3              --^
   Intitutional       26,797             --               92
   Reserve               683            683               27
   Select              2,778             --               74
   Cash Management       514          1,028               46
----------------------------------------------------------------
                     $93,522         $1,817           $4,186
----------------------------------------------------------------

 ^ Amount rounds to less than one thousand.

6. CLASS SPECIFIC DISTRIBUTIONS

The Funds' class specific distributions from net investment income and realized gain on investment transactions for the year ended August 31, 2002 are as follows (amounts in thousands):

                             NET
                      INVESTMENT INCOME      REALIZED GAIN
----------------------------------------------------------
   USTS
   Morgan                 $ 62,290              $  803
   Premier                   4,704                  39
   Agency                   20,972                 218
   Insitutional              2,985                  11
----------------------------------------------------------
                          $ 90,951              $1,071
----------------------------------------------------------
   USG
   Morgan                 $ 62,610              $   51
   Premier                  20,040                  15
   Agency                   68,962                  51
   Insitutional              8,672                   3
----------------------------------------------------------
                          $160,284              $  120
----------------------------------------------------------
   TP
   Morgan                 $ 20,433              $   --
   Premier                  14,880                  --
   Agency                   24,183                  --
   Insitutional              9,517                  --
   Reserve                   3,216                  --
----------------------------------------------------------
                          $ 72,229              $   --
----------------------------------------------------------
   FED
   Morgan                  $ 9,623              $   90
   Premier                  30,113                 242
   Agency                   17,971                 124
   Insitutional             48,539                 323
----------------------------------------------------------
                          $106,246              $  779
----------------------------------------------------------
   CTF
   Morgan                 $  1,579              $   --
----------------------------------------------------------
   NYTF
   Morgan                 $ 26,970              $   31
   Reserve                     755                   3
----------------------------------------------------------
                          $ 27,725              $   34
----------------------------------------------------------
   TF
   Morgan                 $ 10,529              $   --
   Premier                  35,766                  --
   Agency                   14,441
   Insitutional             42,690                  --
----------------------------------------------------------
                          $103,426              $   --
----------------------------------------------------------

                             NET
                      INVESTMENT INCOME   REALIZED GAIN
-------------------------------------------------------
   LA
   Morgan               $       88         $   --
   Premier                     117              1
   Agency                      257              1
   Insitutional              4,690             18
-------------------------------------------------------
                        $    5,152         $   20
-------------------------------------------------------
   PRM
   Morgan               $  161,387         $  224
   Premier                  95,052            148
   Agency                  348,599            383
   Class B                     151              1
   Class C                       6             --
   Intitutional            551,186            610
   Reserve                   3,847             10
   Select                   20,304             31
   Cash Management           2,396             10
-------------------------------------------------------
                        $1,182,928         $1,417
-------------------------------------------------------

7. CONCENTRATIONS

From time to time, the Funds may have a concentration of several shareholders which may be a related party, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

As of August 31, 2002, PRM and LA invested 17.7% and 31.0%, respectively, of their total investments in securities issued by institutions in the financial services industry including banks, broker dealers and insurance companies. General economic conditions, as well as exposure to credit losses arising from possible financial difficulties of borrowers, play an important role in the operation of the financial services industry.

TF, NYTF and CTF invest substantially all of their assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities, with NYTF primarily investing in issuers in the State of New York, and CTF primarily investing in issuers in the State of California. As of August 31, 2002, TF invested 12.2% of its net assets in issuers in the State of Texas. The issuers' abilities to meet their obligations may be affected by economic or political developments in a specific state or region.

8. CAPITAL SHARE TRANSACTIONS

Capital share tranactions were as follows for the periods presented (amounts in thousands):

100% U.S. TREASURY SECURITIES MONEY MARKET FUND

                                       MORGAN SHARES^          PREMIER SHARES           AGENCY SHARES@        INSTITUTIONAL SHARES
                               --------------------------   --------------------   -----------------------    --------------------
                                   AMOUNT        SHARES       AMOUNT     SHARES      AMOUNT        SHARES      AMOUNT      SHARES
----------------------------------------------------------------------------------------------------------------------------------
                                                                   YEAR ENDED AUGUST 31, 2002*
----------------------------------------------------------------------------------------------------------------------------------
Shares sold                    $ 10,314,404    10,314,412   $ 905,565    905,563   $ 6,533,319    6,533,319   $ 886,767    886,767
Shares issued in reinvestment
of distributions                     41,451        41,451       2,121      2,121        14,742       14,742       2,593      2,593
Shares redeemed                 (10,857,005)  (10,857,007)   (687,896)  (687,896)   (6,627,631)  (6,627,631)   (622,066)  (622,057)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
Fund shares outstanding        $   (501,150)     (501,144)  $ 219,790    219,788   $   (79,570)     (79,570)  $ 267,294    267,303
==================================================================================================================================
                                                                   YEAR ENDED AUGUST 31, 2001
----------------------------------------------------------------------------------------------------------------------------------
Shares sold                    $ 13,140,511    13,140,511   $ 325,092    325,092   $ 7,842,454    7,842,454   $      --         --
Shares issued in reinvestment
of distributions                    137,086       137,086       4,156      4,156        33,523       33,523          --         --
Shares redeemed                 (12,786,028)  (12,786,028)   (312,201)  (312,201)   (7,578,083)  (7,578,083)         --         --
----------------------------------------------------------------------------------------------------------------------------------
Net increase in Fund shares
outstanding                    $    491,569       491,569   $  17,047     17,047   $   297,894      297,894   $      --         --
==================================================================================================================================

^ Formerly Vista Shares.
@ Formerly Institutional Shares.
* For Institutional Shares, from commencement of operations on September 10,
  2001.

U.S. GOVERNMENT MONEY MARKET FUND

                              MORGAN SHARES^             PREMIER SHARES             AGENCY SHARES@           INSTITUTIONAL SHARES
                      --------------------------   ------------------------   --------------------------   -------------------------
                          AMOUNT        SHARES        AMOUNT       SHARES        AMOUNT         SHARES       AMOUNT        SHARES
------------------------------------------------------------------------------------------------------------------------------------
                                                              YEAR ENDED AUGUST 31, 2002*
------------------------------------------------------------------------------------------------------------------------------------
Shares sold           $ 14,899,594    14,899,592   $ 4,696,629    4,696,625   $ 25,336,802    25,336,802   $ 5,667,034    5,667,034
Shares issued in
reinvestment of
distributions               28,756        28,756        13,895       13,895         43,240        43,240         6,352        6,352
Shares redeemed        (15,703,649)  (15,703,649)   (4,914,063)  (4,914,063)   (24,651,864)  (24,651,864)   (5,226,214)  (5,226,214)
------------------------------------------------------------------------------------------------------------------------------------
Net increase
(decrease) in Fund
shares outstanding    $   (775,299)     (775,301)  $  (203,539)    (203,543)  $    728,178       728,178   $   447,172      447,172
====================================================================================================================================
                                                              YEAR ENDED AUGUST 31, 2001
------------------------------------------------------------------------------------------------------------------------------------
Shares sold           $ 20,843,375    20,843,375   $ 6,623,555    6,623,555   $ 29,308,896    29,308,896   $        --           --
Shares issued in
reinvestment of
distributions               93,157        93,157        32,113       32,113         81,549        81,549            --           --
Shares redeemed        (20,184,637)  (20,184,637)   (6,538,491)  (6,538,491)   (28,260,175)  (28,260,175)           --           --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in Fund
shares outstanding    $    751,895       751,895   $   117,177      117,177   $  1,130,270     1,130,270   $        --           --
====================================================================================================================================

^ Formerly Vista Shares.
@ Formerly Institutional Shares.
* For Institutional Shares, from commencement of operations on September 10,
  2001.

TREASURY PLUS MONEY MARKET FUND

                          MORGAN SHARES^             PREMIER SHARES             AGENCY SHARES@           INSTITUTIONAL SHARES
                  -------------------------------------------------------------------------------------------------------------
                     AMOUNT          SHARES       AMOUNT       SHARES        AMOUNT         SHARES       AMOUNT         SHARES
-------------------------------------------------------------------------------------------------------------------------------
                                                          YEAR ENDED AUGUST 31, 2002*
-------------------------------------------------------------------------------------------------------------------------------
Shares sold       $  8,543,551     8,543,525   $ 4,775,127    4,775,127   $ 11,465,056    11,465,056   $ 7,160,765    7,160,765
Shares issued in
connection with
Fund
Reorganization
(Note 2)                    --            --       507,445      507,600             --            --       310,665      310,752
Shares issued in
reinvestment of
distributions           10,617        10,617         3,118        3,118         17,410        17,410         7,132        7,132
Shares redeemed     (9,017,947)   (9,017,947)   (4,794,351)  (4,794,351)   (11,010,007)  (11,010,007)   (7,046,870)  (7,046,870)
-------------------------------------------------------------------------------------------------------------------------------
Net increase
(decrease)
in Fund shares
outstanding       $   (463,779)     (463,805)  $   491,339      491,494   $    472,459       472,459   $   431,692      431,779
===============================================================================================================================
                                                          YEAR ENDED AUGUST 31, 2001
-------------------------------------------------------------------------------------------------------------------------------
Shares sold       $ 10,396,218    10,396,218   $ 3,622,450    3,622,450   $  9,407,909     9,407,909   $        --           --
Shares issued in
reinvestment of
distributions           43,920        43,920         5,895        5,895         34,515        34,515            --           --
Shares redeemed    (10,239,944)  (10,239,944)   (3,530,256)  (3,530,256)    (9,402,324)   (9,402,324)           --           --

Net increase in
Fund shares
outstanding       $    200,194       200,194   $    98,089       98,089   $     40,100        40,100   $        --           --
===============================================================================================================================

                                                                    RESERVE SHARES
                                                               --------------------------
                                                                 AMOUNT        SHARES
-----------------------------------------------------------------------------------------
                                                              YEAR ENDED AUGUST 31, 2002*
-----------------------------------------------------------------------------------------
Shares Sold                                                    $ 1,162,982    1,162,982
Shares issued in connection with Fund Reorganization (Note 2)       94,097       94,137
Shares issued in reinvestment of distributions                       1,952        1,952
Shares redeemed                                                 (1,024,196)  (1,024,196)
-----------------------------------------------------------------------------------------
Net increase in Fund shares outstanding                        $   234,835      234,875
=========================================================================================

^ Formerly Vista Shares.
@ Formerly Institutional Shares.
* For Institutional and Reserve Shares, from commencement of operations on September 10, 2001.

FEDERAL MONEY MARKET FUND

                           MORGAN SHARES^             PREMIER SHARES            AGENCY SHARES@           INSTITUTIONAL SHARES
                      -----------------------   ------------------------   -----------------------    --------------------------
                        AMOUNT        SHARES       AMOUNT       SHARES        AMOUNT       SHARES        AMOUNT        SHARES
--------------------------------------------------------------------------------------------------------------------------------
                                                         YEAR ENDED AUGUST 31, 2002*
--------------------------------------------------------------------------------------------------------------------------------
Shares sold          $ 1,285,693    1,285,693   $ 7,091,868    7,091,868   $ 2,410,637    2,410,637   $ 10,250,685    10,250,685
Shares issued in
connection with
Fund Reorganization
(Note 2)                   1,001        1,001     1,710,889    1,711,369            --           --      2,447,079     2,447,081
Shares issued in
reinvestment of
distributions              7,180        7,180         6,980        6,980         6,180        6,180         31,586        31,586
Shares redeemed       (1,499,950)  (1,499,950)   (7,680,485)  (7,680,485)   (3,062,586)  (3,062,586)   (10,776,517)  (10,776,517)
--------------------------------------------------------------------------------------------------------------------------------
Net increase
(decrease) in Fund
shares outstanding   $  (206,076)    (206,076)  $ 1,129,252    1,129,732   $  (645,769)    (645,769)  $  1,952,833     1,952,835
================================================================================================================================
                                                         YEAR ENDED AUGUST 31, 2001
--------------------------------------------------------------------------------------------------------------------------------
Shares sold          $ 1,485,620    1,485,620   $   407,669      407,669   $ 3,894,947    3,894,947   $         --            --
Shares issued in
reinvestment of
distributions             22,888       22,888        13,383       13,383        10,627       10,627             --            --
Shares redeemed       (1,426,792)  (1,426,792)     (424,807)    (424,807)   (3,023,862)  (3,023,862)            --            --
--------------------------------------------------------------------------------------------------------------------------------
Net increase
(decrease) in Fund
shares outstanding   $    81,716       81,716   $    (3,755)      (3,755)  $   881,712      881,712   $         --            --
================================================================================================================================
                                                                          RESERVE SHARES
                                                                    ---------------------------
                                                                       AMOUNT         SHARES
-----------------------------------------------------------------------------------------------
                                                                     YEAR ENDED AUGUST 31, 2002
-----------------------------------------------------------------------------------------------
Shares Sold                                                           $    --             --
Shares issued in reinvestment of distributions                             --             --
Shares transferred in connection with Fund Reorganization (Note 2)     (1,001)        (1,001)
-----------------------------------------------------------------------------------------------
Net decrease in Fund shares outstanding                               $(1,001)        (1,001)
===============================================================================================
                                                                    YEAR ENDED AUGUST 31, 2001
-----------------------------------------------------------------------------------------------
Shares sold                                                           $ 1,000          1,000
Shares issued in reinvestment of distributions                             --             --
Shares redeemed                                                            --             --
-----------------------------------------------------------------------------------------------
Net increase in Fund shares outstanding                               $ 1,000          1,000
===============================================================================================

^ Formerly Vista Shares.
@ Formerly Institutional Shares.
* For Institutional Shares, from commencement of operations on September 10,
  2001

CALIFORNIA TAX FREE MONEY MARKET FUND

                                                      MORGAN SHARES^
                                                 ------------------------
                                                   AMOUNT       SHARES
-------------------------------------------------------------------------
                                               YEAR ENDED AUGUST 31, 2002
-------------------------------------------------------------------------
Shares sold                                      $ 437,801      437,801
Shares issued in reinvestment of distributions         552          552
Shares redeemed                                   (358,002)    (358,002)
------------------------------------------------------------------------
Net increase in Fund shares outstanding          $  80,351       80,351
========================================================================
Shares sold                                      $ 262,625      262,625
Shares issued in reinvestment of distributions         919          919
Shares redeemed                                   (258,305)    (258,305)
------------------------------------------------------------------------
Net increase in Fund shares outstanding          $   5,239        5,239
========================================================================

^ Formerly Vista Shares

NEW YORK TAX FREE MONEY MARKET FUND

                                                         MORGAN SHARES^            RESERVE SHARES
                                                    ------------------------   --------------------
                                                       AMOUNT       SHARES       AMOUNT      SHARES
---------------------------------------------------------------------------------------------------
                                                              YEAR ENDED AUGUST 31, 2002
---------------------------------------------------------------------------------------------------
Shares sold                                         $ 3,483,464    3,483,464   $ 276,532    276,532
Shares issued in reinvestment of distributions           19,928       19,928         725        725
Shares redeemed                                      (3,818,432)  (3,818,432)    (97,719)   (97,719)
---------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding  $  (315,040)    (315,040)  $ 179,538    179,538
===================================================================================================
                                                              YEAR ENDED AUGUST 31, 2001
---------------------------------------------------------------------------------------------------
Shares sold                                         $ 4,128,849    4,128,849   $      --         --
Shares issued in reinvestment of distributions           44,695       44,695          --         --
Shares redeemed                                      (3,565,984)  (3,565,984)         --         --
---------------------------------------------------------------------------------------------------
Net increase in Fund shares outstanding             $   607,560      607,560   $      --         --
===================================================================================================

^ Formerly Vista Shares.

TAX FREE MONEY MARKET FUND

                              MORGAN SHARES^            PREMIER SHARES              AGENCY SHARES@           INSTITUTIONAL SHARES
                         --------------------         --------------------        -------------------         -------------------
                         AMOUNT        SHARES         AMOUNT        SHARES        AMOUNT       SHARES         AMOUNT        SHARES
-----------------------------------------------------------------------------------------------------------------------------------
                                                        YEAR ENDED AUGUST 31, 2002*
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold         $ 2,166,957     2,166,957   $ 12,250,326    12,250,326   $ 4,036,424    4,036,424   $ 17,612,670    17,612,670
Shares issued in
connection with
Fund Reorganization
(Note 2)                      1             1      2,051,990     2,052,056            --           --      1,606,663     1,606,636
Shares issued in
reinvestment of
distributions             5,573         5,573          6,386         6,386         8,449        8,449         22,933        22,933
Shares redeemed      (2,176,569)   (2,176,569)   (11,356,662)  (11,356,662)   (3,873,703)  (3,873,703)   (15,350,869)  (15,350,869)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase
(decrease) in
Fund shares
outstanding         $    (4,038)       (4,038)  $  2,952,040     2,952,106   $   171,170      171,170   $  3,891,397     3,891,370
===================================================================================================================================
                                                 YEAR ENDED AUGUST 31, 2001
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold         $ 2,801,668     2,801,668   $    313,800       313,800   $ 5,008,019    5,008,023   $         --            --
Shares issued in
reinvestment of
distributions            13,108        13,108          1,933         1,933        15,717       15,717             --            --
Shares redeemed      (2,802,028)   (2,802,028)      (320,151)     (320,151)   (4,743,008)  (4,743,008)            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase
(decrease) in Fund
shares outstanding  $    12,748        12,748   $     (4,418)       (4,418)  $   280,728      280,732   $         --            --
===================================================================================================================================
                                                                                    RESERVE SHARES
                                                                                  -----------------
                                                                                  AMOUNT     SHARES
----------------------------------------------------------------------------------------------------------
                                                                              YEAR ENDED AUGUST 31, 2002
----------------------------------------------------------------------------------------------------------
Shares sold                                                                          $--        --

Shares issued in reinvestment of distributions                                        --        --
Shares transferred in connection with Fund Reorganization (Note 2)                    (1)       (1)
----------------------------------------------------------------------------------------------------------
Net decrease in Fund shares outstanding                                              $(1)       (1)
==========================================================================================================
                                                                              YEAR ENDED AUGUST 31, 2001
----------------------------------------------------------------------------------------------------------
Shares sold                                                                          $--        --
Shares issued in reinvestment of distributions                                        --        --
Shares redeemed                                                                       --        --
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding                                   $--        --
==========================================================================================================

^ Formerly Vista Shares.
@ Formerly Institutional Shares.
* For Institutional Shares, from commencement of operations on September 10, 2001.

LIQUID ASSETS MONEY MARKET FUND

                                        MORGAN SHARES          PREMIER SHARES          AGENCY SHARES          INSTITUTIONAL SHARES
                                     ------------------      ------------------      -----------------        --------------------
                                     AMOUNT      SHARES      AMOUNT      SHARES      AMOUNT     SHARES          AMOUNT      SHARES
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  YEAR ENDED AUGUST 31, 2002*
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold                         $23,482      23,482     $34,620      34,620    $ 75,072      75,072      $1,676,712   1,676,712
Shares issued in
reinvestment of
distributions                            88          88         108         108         238         238           3,740       3,740
Shares redeemed                      (6,066)     (6,066)     (8,992)     (8,992)    (22,758)    (22,758)       (561,217)   (561,217)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase
(decrease) in Fund
shares outstanding                  $17,504      17,504     $25,736      25,736     $52,552      52,552      $1,119,235   1,119,235
===================================================================================================================================

* For the period from April 1, 2002 (commencement of operations) through August 31, 2002.

PRIME MONEY MARKET FUND

                                   MORGAN SHARES^             PREMIER SHARES                AGENCY SHARES@         CLASS B SHARES
                               --------------------         ------------------           --------------------      -----------------
                               AMOUNT        SHARES         AMOUNT      SHARES           AMOUNT        SHARES      AMOUNT    SHARES
------------------------------------------------------------------------------------------------------------------------------------
                                                              YEAR ENDED AUGUST 31, 2002
------------------------------------------------------------------------------------------------------------------------------------
Shares sold              $ 31,146,230    31,145,581   $ 39,727,933   39,727,974   $ 110,364,729    110,364,784   $ 49,866    49,866
Shares issued in
connection with
Fund Reorganization
(Note 2)                           --            --        993,883      993,962          27,614         27,613         --        --
Shares issued in
reinvestment of
distributions                 123,505       123,505         21,646       21,646         236,129        236,129        128       128
Shares redeemed           (34,084,449)  (34,083,794)   (37,715,271) (37,715,317)   (114,800,874)  (114,800,914)   (54,428)  (54,428)
------------------------------------------------------------------------------------------------------------------------------------
Net increase
(decrease) in Fund
shares outstanding       $ (2,814,714)   (2,814,708)  $  3,028,191    3,028,265   $  (4,172,402)    (4,172,388)  $ (4,434)   (4,434)
====================================================================================================================================
                                                             YEAR ENDED AUGUST 31, 2001
------------------------------------------------------------------------------------------------------------------------------------
Shares sold              $ 38,599,182    38,599,182   $ 18,866,671   18,866,646   $ 124,034,431    124,034,434   $101,869   101,869
Shares issued in
connection with
the acquisition of
Chase Vista Cash
Management Fund (Note 2)    6,779,514     6,780,303        383,301      383,300       3,332,910      3,333,131         --        --
Shares issued in
connection with
the acquisition of
Chase Money Market
Fund (Note 2)                   5,523         5,523        106,515      106,491              --             --         --        --
Shares issued in
reinvestment of
distributions                 343,167       343,167         61,365       61,365         606,782        606,782        524       524
Shares redeemed           (36,840,350)  (36,840,350)   (19,105,080) (19,105,080)   (120,666,278)  (120,666,278)   (95,588)  (95,588)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in
Fund shares outstanding  $  8,887,036     8,887,825   $    312,772      312,722   $   7,307,845      7,308,069   $  6,805     6,805
====================================================================================================================================

                                   CLASS C SHARES           INSTITUTIONAL SHARES        RESERVE SHARES            SELECT SHARES
                                 -----------------         ---------------------       -----------------        -------------------
                                 AMOUNT     SHARES         AMOUNT         SHARES       AMOUNT     SHARES        AMOUNT       SHARES
-----------------------------------------------------------------------------------------------------------------------------------
                                                               YEAR ENDED AUGUST 31, 2002*
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold                    $  2,029      2,029   $ 337,668,768    337,668,780   $ 910,702    910,702   $ 5,422,509    5,422,509
Shares issued in
connection with
Fund Reorganization
(Note 2)                             --         --      19,841,087     19,841,553     121,009    121,016     2,959,283    2,959,209
-----------------------------------------------------------------------------------------------------------------------------------
Shares issued in
reinvestment of
distributions                         4          4         243,192        243,192       1,804      1,804        19,673       19,673
Shares redeemed                  (1,708)    (1,708)   (335,871,910)  (335,871,952)   (650,835)  (650,835)   (7,337,218)  (7,337,219)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in
Fund shares outstanding        $    325        325   $  21,881,137     21,881,573   $ 382,680    382,687   $ 1,064,247    1,064,172
===================================================================================================================================
                                                              YEAR ENDED AUGUST 31, 2001
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold                    $  1,351      1,351   $          --             --   $  18,251     18,251   $        --           --
Shares issued in
reinvestment of
distributions                         8          8              --             --          --         --            --           --
Shares redeemed                  (1,100)    (1,100)             --             --      (8,251)    (8,251)           --           --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in
Fund shares
outstanding                    $    259        259   $          --             --   $  10,000     10,000   $        --           --
===================================================================================================================================
                                                                     CASH MANAGEMENT SHARES
                                                                     ----------------------
                                                                      AMOUNT         SHARES
------------------------------------------------------------------------------------------------
                                                                   YEAR ENDED AUGUST 31, 2002*
------------------------------------------------------------------------------------------------
Shares sold                                                        $ 1,458,680      1,458,680
Shares issued in connection with Fund Reorganization (Note 2)          139,283        139,285
Shares issued in reinvestment of distributions                           1,362          1,362
Shares redeemed                                                     (1,317,038)    (1,317,038)
------------------------------------------------------------------------------------------------
Net increase in Fund shares outstanding                              $ 282,287        282,289
================================================================================================

^ Formerly Vista Shares.
@ Formerly Institutional Shares.
* For Institutional Shares, Select Shares and Cash Management Shares, from commencement of operations on September 10, 2001.

JPMORGAN FUNDS
FINANCIAL HIGHLIGHTS

                                                                           100% U.S. TREASURY SECURITIES MONEY MARKET FUND
                                                                    -------------------------------------------------------------
                                                                                            MORGAN SHARES^
                                                                    -------------------------------------------------------------
                                                                                              YEAR ENDED
                                                                    -------------------------------------------------------------
                                                                     8/31/02      8/31/01      8/31/00      8/31/99      8/31/98
                                                                    ---------    ---------    ---------    ---------    ---------
Per share operating performance:
Net asset value, beginning of period                                   $1.00        $1.00        $1.00        $1.00        $1.00
                                                                      ------       ------       ------       ------       ------
Income from investment operations:
   Net investment income                                                0.02         0.05         0.05         0.04         0.05
     Less dividends from net investment income                          0.02         0.05         0.05         0.04         0.05
                                                                      ------       ------       ------       ------       ------
Net asset value, end of period                                         $1.00        $1.00        $1.00        $1.00        $1.00
                                                                      ======       ======       ======       ======       ======
Total Return                                                            1.55%        4.75%        5.02%        4.31%        4.92%
Ratios/supplemental data:
   Net assets, end of period (millions)                               $3,526       $4,027       $3,535       $3,312       $3,051
Ratios to average net assets:
   Net expenses                                                         0.59%        0.59%        0.59%        0.59%        0.59%
   Net investment income                                                1.53%        4.59%        4.92%        4.15%        4.78%
   Expenses without waivers, reimbursements and earnings credits        0.69%        0.71%        0.71%        0.71%        0.71%
   Net investment income without waivers, reimbursements and
    earnings credits                                                    1.43%        4.47%        4.80%        4.03%        4.66%
---------------------------------------------------------------------------------------------------------------------------------
                                                                           100% U.S. TREASURY SECURITIES MONEY MARKET FUND
                                                                    -------------------------------------------------------------
                                                                                            PREMIER SHARES
                                                                    -------------------------------------------------------------
                                                                                              YEAR ENDED
                                                                    -------------------------------------------------------------
                                                                     8/31/02      8/31/01      8/31/00      8/31/99      8/31/98
                                                                    ---------    ---------    ---------    ---------    ---------
Per share operating performance:
Net asset value, beginning of period                                   $1.00        $1.00        $1.00        $1.00        $1.00
                                                                      ------       ------       ------       ------       ------
Income from investment operations:
   Net investment income                                                0.02         0.05         0.05         0.04         0.05
     Less dividends from net investment income                          0.02         0.05         0.05         0.04         0.05
                                                                      ------       ------       ------       ------       ------
Net asset value, end of period                                         $1.00        $1.00        $1.00        $1.00        $1.00
                                                                      ======       ======       ======       ======       ======
Total Return                                                            1.68%        4.84%        5.12%        4.40%        5.00%
Ratios/supplemental data:
   Net assets, end of period (millions)                                 $353         $133         $116          $24          $22
Ratios to average net assets:
   Net expenses                                                         0.46%        0.48%        0.49%        0.50%        0.51%
   Net investment income                                                1.52%        4.70%        5.02%        4.22%        4.99%
   Expenses without waivers, reimbursements and earnings credits        0.48%        0.52%        0.53%        0.56%        0.78%
   Net investment income without waivers, reimbursements and
    earnings credits                                                    1.50%        4.66%        4.98%        4.16%        4.72%
---------------------------------------------------------------------------------------------------------------------------------

     ^ Formerly Vista Shares.

                       See notes to financial statements.

                                                                     100% U.S. TREASURY SECURITIES MONEY MARKET FUND
                                                       -----------------------------------------------------------------------------

                                                                                                                       INSTITUTIONAL
                                                                              AGENCY SHARES @                             SHARES
                                                       -------------------------------------------------------------   -------------
                                                                                 YEAR ENDED                               9/10/01*
                                                       -------------------------------------------------------------      THROUGH
                                                        8/31/02      8/31/01      8/31/00      8/31/99      8/31/98       8/31/02
                                                       ---------    ---------    ---------    ---------    ---------     ---------
Per share operating performance:
Net asset value, beginning of period                      $1.00        $1.00        $1.00        $1.00        $1.00        $1.00
                                                         ------       ------       ------       ------       ------       ------
Income from investment operations:
   Net investment income                                   0.02         0.05         0.05         0.05         0.05         0.02
     Less dividends from net investment income             0.02         0.05         0.05         0.05         0.05         0.02
                                                         ------       ------       ------       ------       ------       ------
   Net asset value, end of period                         $1.00        $1.00        $1.00        $1.00        $1.00        $1.00
                                                         ======       ======       ======       ======       ======       ======
Total Return                                               1.89%        5.11%        5.38%        4.67%        5.30%        1.85%(a)
Ratios/supplemental data:
   Net assets, end of period (millions)                  $1,090       $1,170         $872         $895       $1,796         $267
Ratios to average net assets:#
   Net expenses                                            0.25%        0.25%        0.25%        0.24%        0.21%        0.20%
   Net investment income                                   1.86%        4.93%        5.26%        4.51%        5.13%        1.67%
   Expenses without waivers, reimbursements and
     earnings credits                                      0.32%        0.35%        0.34%        0.32%        0.25%        0.33%
   Net investment income without waivers,
     reimbursements and earnings credits                   1.79%        4.83%        5.17%        4.43%        5.09%        1.54%
------------------------------------------------------------------------------------------------------------------------------------

   @   Formerly Institutional Shares.

   *   Commencement of offering of class of shares.

   (a) Not annualized.

   #   Short periods have been annualized.


                       See notes to financial statements.

                                                                                 U.S. GOVERNMENT MONEY MARKET FUND
                                                                    -------------------------------------------------------------
                                                                                           MORGAN SHARES ^
                                                                    -------------------------------------------------------------
                                                                                             YEAR ENDED
                                                                    -------------------------------------------------------------
                                                                     8/31/02      8/31/01      8/31/00      8/31/99      8/31/98
                                                                    --------     --------     --------     --------     --------
Per share operating performance:
Net asset value, beginning of period                                   $1.00        $1.00        $1.00        $1.00        $1.00
                                                                      ------       ------       ------       ------       ------
Income from investment operations:
   Net investment income                                                0.02         0.05         0.05         0.04         0.05
     Less dividends from net investment income                          0.02         0.05         0.05         0.04         0.05
                                                                      ------       ------       ------       ------       ------
Net asset value, end of period                                         $1.00        $1.00        $1.00        $1.00        $1.00
                                                                      ======       ======       ======       ======       ======
Total Return                                                            1.65%        4.93%        5.48%        4.55%        5.14%
Ratios/supplemental data:
   Net assets, end of period (millions)                               $3,375       $4,150       $3,398       $3,538       $3,033
Ratios to average net assets:
   Net expenses                                                         0.59%        0.59%        0.59%        0.59%        0.59%
   Net investment income                                                1.67%        4.80%        5.35%        4.46%        5.01%
   Expenses without waivers, reimbursements and earnings credits        0.68%        0.69%        0.69%        0.69%        0.70%
   Net investment income without waivers, reimbursements
     and earnings credits                                               1.58%        4.70%        5.25%        4.36%        4.90%
----------------------------------------------------------------------------------------------------------------------------------
                                                                                 U.S. GOVERNMENT MONEY MARKET FUND
                                                                    -------------------------------------------------------------
                                                                                           PREMIER SHARES
                                                                    -------------------------------------------------------------
                                                                                             YEAR ENDED
                                                                    -------------------------------------------------------------
                                                                     8/31/02      8/31/01      8/31/00      8/31/99      8/31/98
                                                                    --------     --------     --------     --------     --------
Per share operating performance:
Net asset value, beginning of period                                   $1.00        $1.00        $1.00        $1.00        $1.00
                                                                      ------       ------       ------       ------       ------
Income from investment operations:
   Net investment income                                                0.02         0.05         0.05         0.05         0.05
     Less dividends from net investment income                          0.02         0.05         0.05         0.05         0.05
                                                                      ------       ------       ------       ------       ------
Net asset value, end of period                                         $1.00        $1.00        $1.00        $1.00        $1.00
                                                                      ======       ======       ======       ======       ======
Total Return                                                            1.79%        5.08%        5.62%        4.70%        5.25%
Ratios/supplemental data:
   Net assets, end of period (millions)                               $1,047       $1,251       $1,134         $922       $1,084
Ratios to average net assets:
   Net expenses                                                         0.45%        0.45%        0.45%        0.45%        0.48%
   Net investment income                                                1.79%        4.95%        5.50%        4.60%        5.12%
   Expenses without waivers, reimbursements and earnings credits        0.57%        0.59%        0.58%        0.58%        0.60%
   Net investment income without waivers, reimbursements
     and earnings credits                                               1.67%        4.81%        5.37%        4.47%        5.00%
----------------------------------------------------------------------------------------------------------------------------------

   ^  Formerly Vista Shares.


                       See notes to financial statements.

                                                                        U.S. GOVERNMENT MONEY MARKET FUND
                                                         --------------------------------------------------------------------------
                                                                                                                      INSTITUTIONAL
                                                                                 AGENCY SHARES @                         SHARES
                                                         ------------------------------------------------------------   ---------
                                                                                    YEAR ENDED                           9/10/01*
                                                         ------------------------------------------------------------    THROUGH
                                                          8/31/02    8/31/01      8/31/00     8/31/99     8/31/98        8/31/02
                                                         --------   --------     --------    --------    --------       --------
Per share operating performance:
Net asset value, beginning of period                        $1.00      $1.00        $1.00       $1.00       $1.00          $1.00
                                                           ------     ------       ------      ------      ------         ------
Income from investment operations:
   Net investment income                                     0.02       0.05         0.06        0.05        0.05           0.02
     Less dividends from net investment income               0.02       0.05         0.06        0.05        0.05           0.02
                                                           ------     ------       ------      ------      ------         ------
Net asset value, end of period                              $1.00      $1.00        $1.00       $1.00       $1.00          $1.00
                                                           ======     ======       ======      ======      ======         ======
Total Return                                                 1.98%      5.28%        5.83%       4.92%       5.51%          1.96%(a)
Ratios/supplemental data:
   Net assets, end of period (millions)                    $4,497     $3,769       $2,639      $2,913      $2,797           $447
Ratios to average net assets:#
   Net expenses                                              0.26%      0.26%        0.26%       0.25%       0.24%          0.20%
   Net investment income                                     1.98%      5.09%        5.66%       4.80%       5.36%          1.89%
   Expenses without waivers, reimbursements and
     earnings credits                                        0.32%      0.33%        0.33%       0.31%       0.24%          0.32%
   Net investment income without waivers, reimbursements
     and earnings credits                                    1.92%      5.02%        5.59%       4.74%       5.36%          1.77%
-----------------------------------------------------------------------------------------------------------------------------------

   @   Formerly Institutional Shares.

   *   Commencement of offering of class of shares.

   (a) Not annualized.

   #   Short periods have been annualized.


                       See notes to financial statements.

                                                                                   TREASURY PLUS MONEY MARKET FUND
                                                                    --------------------------------------------------------------
                                                                                            MORGAN SHARES^
                                                                    --------------------------------------------------------------
                                                                                              YEAR ENDED
                                                                    --------------------------------------------------------------
                                                                     8/31/02      8/31/01      8/31/00      8/31/99      8/31/98
                                                                    --------     --------     --------     --------     --------
Per share operating performance:
Net asset value, beginning of period                                   $1.00        $1.00        $1.00        $1.00        $1.00
                                                                      ------       ------       ------       ------       ------
   Income from investment operations:
Net investment income                                                   0.02         0.05         0.05         0.04         0.05
     Less dividends from net investment income                          0.02         0.05         0.05         0.04         0.05
                                                                      ------       ------       ------       ------       ------
Net asset value, end of period                                         $1.00        $1.00        $1.00        $1.00        $1.00
                                                                      ======       ======       ======       ======       ======
Total Return                                                            1.59%        4.77%        5.29%        4.39%        5.05%
Ratios/supplemental data:
  Net assets, end of period (millions)                                $1,103       $1,567       $1,367       $1,734       $1,316
Ratios to average net assets:
  Net expenses                                                          0.59%        0.59%        0.59%        0.59%        0.59%
  Net investment income                                                 1.57%        4.70%        5.14%        4.27%        4.92%
  Expenses without waivers, reimbursements and earnings credits         0.70%        0.72%        0.71%        0.69%        0.70%
  Net investment income without waivers, reimbursements and
   earnings credits                                                     1.46%        4.57%        5.02%        4.17%        4.81%
----------------------------------------------------------------------------------------------------------------------------------

                                                                                   TREASURY PLUS MONEY MARKET FUND
                                                                    --------------------------------------------------------------
                                                                                            PREMIER SHARES
                                                                    --------------------------------------------------------------
                                                                                              YEAR ENDED
                                                                    --------------------------------------------------------------
                                                                     8/31/02      8/31/01      8/31/00      8/31/99      8/31/98
                                                                    --------     --------     --------     --------     --------
Per share operating performance:

Net asset value, beginning of period                                   $1.00        $1.00        $1.00        $1.00        $1.00
                                                                      ------       ------       ------       ------       ------
   Income from investment operations:
Net investment income                                                   0.02         0.05         0.05         0.04         0.05
     Less dividends from net investment income                          0.02         0.05         0.05         0.04         0.05
                                                                      ------       ------       ------       ------       ------
Net asset value, end of period                                         $1.00        $1.00        $1.00        $1.00        $1.00
                                                                      ======       ======       ======       ======       ======
Total Return                                                            1.73%        4.91%        5.44%        4.54%        5.18%
Ratios/supplemental data:
  Net assets, end of period (millions)                                  $818         $326         $228         $476         $155
Ratios to average net assets:
  Net expenses                                                          0.45%        0.45%        0.45%        0.45%        0.46%
  Net investment income                                                 1.68%        4.84%        5.28%        4.42%        5.06%
  Expenses without waivers, reimbursements and earnings credits         0.49%        0.52%        0.51%        0.50%        0.50%
  Net investment income without waivers, reimbursements and
   earnings credits                                                     1.64%        4.77%        5.22%        4.37%        5.02%
----------------------------------------------------------------------------------------------------------------------------------

   ^  Formerly Vista Shares.


                       See notes to financial statements.

                                                                                   TREASURY PLUS MONEY MARKET FUND
                                                                    -------------------------------------------------------------
                                                                                           AGENCY SHARES @
                                                                    -------------------------------------------------------------
                                                                                              YEAR ENDED
                                                                    -------------------------------------------------------------
                                                                     8/31/02      8/31/01      8/31/00      8/31/99      8/31/98
                                                                    --------     --------     --------     --------     --------
Per share operating performance:
Net asset value, beginning of period                                   $1.00        $1.00        $1.00        $1.00        $1.00
                                                                      ------       ------       ------       ------       ------
Income from investment operations:
   Net investment income                                                0.02         0.05         0.06         0.05         0.05
     Less dividends from net investment income                          0.02         0.05         0.06         0.05         0.05
                                                                      ------       ------       ------       ------       ------
Net asset value, end of period                                         $1.00        $1.00        $1.00        $1.00        $1.00
                                                                      ======       ======       ======       ======       ======
Total Return                                                            1.93%        5.12%        5.65%        4.75%        5.44%
Ratios/supplemental data:
   Net assets, end of period (millions)                               $1,416         $944         $904         $980         $876
Ratios to average net assets:#
   Net expenses                                                         0.25%        0.25%        0.25%        0.24%        0.21%
   Net investment income                                                1.88%        5.04%        5.48%        4.61%        5.29%
   Expenses without waivers, reimbursements and earnings credits        0.34%        0.36%        0.36%        0.31%        0.25%
   Net investment income without waivers, reimbursements
     and earnings credits                                               1.79%        4.93%        5.37%        4.54%        5.25%
---------------------------------------------------------------------------------------------------------------------------------
                                                                  INSTITUTIONAL      RESERVE
                                                                      SHARES          SHARES
                                                                 --------------     ---------
                                                                     9/10/01*        9/10/01*
                                                                     THROUGH         THROUGH
                                                                     8/31/02         8/31/02
                                                                    --------        --------
Per share operating performance:
Net asset value, beginning of period                                   $1.00           $1.00
                                                                      ------          ------
Income from investment operations:
   Net investment income                                                0.02            0.01
     Less dividends from net investment income                          0.02            0.01
                                                                      ------          ------
Net asset value, end of period                                         $1.00           $1.00
                                                                      ======          ======
Total Return                                                            1.90%(a)        1.40%(a)
Ratios/supplemental data:
   Net assets, end of period (millions)                                 $432            $235
Ratios to average net assets:#
   Net expenses                                                         0.20%           0.70%
   Net investment income                                                1.87%           1.35%
   Expenses without waivers, reimbursements and earnings credits        0.34%           0.74%
   Net investment income without waivers, reimbursements
     and earnings credits                                               1.73%           1.31%
------------------------------------------------------------------------------------------------

   @   Formerly Institutional Shares.

   *   Commencement of offering of class of shares.

   (a) Not annualized.

   #   Short periods have been


                       See notes to financial statements.

                                                                                     FEDERAL MONEY MARKET FUND
                                                                    -------------------------------------------------------------
                                                                                           MORGAN SHARES ^
                                                                    -------------------------------------------------------------
                                                                                             YEAR ENDED
                                                                    -------------------------------------------------------------
                                                                     8/31/02      8/31/01      8/31/00      8/31/99      8/31/98
                                                                    --------     --------     --------     --------     --------
Per share operating performance:
Net asset value, beginning of period                                   $1.00        $1.00        $1.00        $1.00        $1.00
                                                                       -----        -----        -----        -----        -----
Income from investment operations:
   Net investment income                                                0.01         0.05         0.05         0.04         0.05
     Less dividends from net investment income                          0.01         0.05         0.05         0.04         0.05
                                                                       -----        -----        -----        -----        -----
Net asset value, end of period                                         $1.00        $1.00        $1.00        $1.00        $1.00
                                                                       =====        =====        =====        =====        =====
Total Return                                                            1.51%        4.84%        5.29%        4.46%        4.94%
Ratios/supplemental data:
   Net assets, end of period (millions)                                 $452         $658         $576         $550         $359
Ratios to average net assets:
   Net expenses                                                         0.70%        0.70%        0.70%        0.70%        0.70%
   Net investment income                                                1.53%        4.57%        5.17%        4.35%        4.88%
   Expenses without waivers, reimbursements and earnings credits        0.72%        0.74%        0.75%        0.78%        0.84%
   Net investment income without waivers, reimbursements and
     earnings credits                                                   1.51%        4.53%        5.12%        4.27%        4.74%
---------------------------------------------------------------------------------------------------------------------------------
                                                                                     FEDERAL MONEY MARKET FUND
                                                                    -------------------------------------------------------------
                                                                                           PREMIER SHARES
                                                                    -------------------------------------------------------------
                                                                                             YEAR ENDED
                                                                    -------------------------------------------------------------
                                                                     8/31/02      8/31/01      8/31/00      8/31/99      8/31/98
                                                                    --------     --------     --------     --------     --------
Per share operating performance:
Net asset value, beginning of period                                   $1.00        $1.00        $1.00        $1.00        $1.00
                                                                       -----        -----        -----        -----        -----
Income from investment operations:
   Net investment income                                                0.02         0.05         0.05         0.05         0.05
     Less dividends from net investment income                          0.02         0.05         0.05         0.05         0.05
                                                                       -----        -----        -----        -----        -----
Net asset value, end of period                                         $1.00        $1.00        $1.00        $1.00        $1.00
                                                                       =====        =====        =====        =====        =====
Total Return                                                            1.77%        5.07%        5.50%        4.67%        5.22%
Ratios/supplemental data:
   Net assets, end of period (millions)                               $1,404         $276         $279         $298         $313
Ratios to average net assets:
   Net expenses                                                         0.45%        0.49%        0.50%        0.50%        0.50%
   Net investment income                                                1.73%        4.78%        5.35%        4.56%        5.07%
   Expenses without waivers, reimbursements and earnings credits        0.47%        0.49%        0.50%        0.50%        0.51%
   Net investment income without waivers, reimbursements and
     earnings credits                                                   1.71%        4.78%        5.35%        4.56%        5.06%
---------------------------------------------------------------------------------------------------------------------------------

   ^  Formerly Vista Shares.


                       See notes to financial statements.

                                                                       FEDERAL MONEY MARKET FUND
                                                         -----------------------------------------------------------------------
                                                                            AGENCY SHARES @                      INSTITUTIONAL
                                                                                                                     SHARES
                                                         ------------------------------------------------------- -------------
                                                                               YEAR ENDED                           9/10/01*
                                                         -------------------------------------------------------    THROUGH
                                                         8/31/02      8/31/01    8/31/00    8/31/99    8/31/98      8/31/02
                                                        --------     --------   --------   --------   --------     --------
Per share operating performance:
Net asset value, beginning of period                       $1.00        $1.00      $1.00      $1.00      $1.00        $1.00
                                                           -----        -----      -----      -----      -----        -----
Income from investment operations:
   Net investment income                                    0.02         0.05       0.06       0.05       0.05         0.02
     Less dividends from net investment income              0.02         0.05       0.06       0.05       0.05         0.02
                                                           -----        -----      -----      -----      -----        -----
Net asset value, end of period                             $1.00        $1.00      $1.00      $1.00      $1.00        $1.00
                                                           =====        =====      =====      =====      =====        =====
Total Return                                                1.96%        5.30%      5.75%      4.92%      5.46%        1.93%(a)
Ratios/supplemental data:
   Net assets, end of period (millions)                     $523       $1,169       $287       $248       $198       $1,953
Ratios to average net assets:#
   Net expenses                                             0.26%        0.26%      0.26%      0.26%      0.27%        0.20%
   Net investment income                                    2.02%        5.01%      5.61%      4.79%      5.32%        1.97%
   Expenses without waivers, reimbursements and
    earnings credits                                        0.32%        0.34%      0.34%      0.34%      0.27%        0.32%
   Net investment income without waivers, reimbursements
    and earnings credits                                    1.96%        4.93%      5.53%      4.71%      5.32%        1.85%
--------------------------------------------------------------------------------------------------------------------------------

   @   Formerly Institutional Shares.

   *   Commencement of offering of class of shares.

   (a) Not annualized.

   #   Short periods have been annualized.


                       See notes to financial statements.

                                                                                      CALIFORNIA TAX FREE MONEY MARKET FUND
                                                                               -----------------------------------------------------
                                                                                                 MORGAN SHARES ^
                                                                               -----------------------------------------------------
                                                                                                    YEAR ENDED
                                                                               -----------------------------------------------------
                                                                                8/31/02    8/31/01    8/31/00    8/31/99    8/31/98
                                                                               --------   --------   --------   --------   --------
Per share operating performance:
Net asset value, beginning of period                                              $1.00      $1.00      $1.00      $1.00      $1.00
                                                                                  -----      -----      -----      -----      -----
Income from investment operations:
   Net investment income                                                           0.01       0.03       0.03       0.03       0.03
     Less dividends from net investment income                                     0.01       0.03       0.03       0.03       0.03
                                                                                  -----      -----      -----      -----      -----
Net asset value, end of period                                                    $1.00      $1.00      $1.00      $1.00      $1.00
                                                                                  =====      =====      =====      =====      =====
Total Return                                                                       1.13%      2.70%      3.00%      2.66%      2.97%
Ratios/supplemental data:
   Net assets, end of period (millions)                                            $163        $83        $78        $68        $50
Ratios to average net assets:
   Net expenses                                                                    0.55%      0.55%      0.55%      0.55%      0.55%
   Net investment income                                                           1.05%      2.68%      3.03%      2.55%      2.89%
   Expenses without waivers, reimbursements and earnings credits                   0.76%      0.83%      0.90%      0.94%      0.93%
   Net investment income without waivers, reimbursements and earnings credits      0.84%      2.40%      2.68%      2.16%      2.51%
------------------------------------------------------------------------------------------------------------------------------------

   ^  Formerly Vista Shares.


                       See notes to financial statements.

                                                                                 NEW YORK TAX FREE MONEY MARKET FUND
                                                                    -------------------------------------------------------------
                                                                                            MORGAN SHARES ^
                                                                    -------------------------------------------------------------
                                                                                              YEAR ENDED
                                                                    -------------------------------------------------------------
                                                                     8/31/02      8/31/01      8/31/00      8/31/99      8/31/98
                                                                    --------     --------     --------     --------     --------
Per share operating performance:
Net asset value, beginning of period                                   $1.00        $1.00        $1.00        $1.00        $1.00
                                                                      ------       ------       ------       ------       ------
Income from investment operations:
   Net investment income                                                0.01         0.03         0.03         0.03         0.03
     Less dividends from net investment income                          0.01         0.03         0.03         0.03         0.03
                                                                      ------       ------       ------       ------       ------
Net asset value, end of period                                         $1.00        $1.00        $1.00        $1.00        $1.00
                                                                      ======       ======       ======       ======       ======
Total Return                                                            1.20%        2.98%        3.27%        2.66%        3.03%
Ratios/supplemental data:
   Net assets, end of period (millions)                               $2,123       $2,439       $1,831       $1,505       $1,372
Ratios to average net assets:#
   Net expenses                                                         0.59%        0.59%        0.59%        0.59%        0.59%
   Net investment income                                                1.17%        2.88%        3.24%        2.61%        2.97%
   Expenses without waivers, reimbursements and earnings credits        0.69%        0.71%        0.70%        0.71%        0.72%
   Net investment income without waivers, reimbursements
    and earnings credits                                                1.07%        2.76%        3.13%        2.49%        2.84%
---------------------------------------------------------------------------------------------------------------------------------
                                                                              RESERVE SHARES
                                                                     ----------------------------------
                                                                          YEAR ENDED           7/31/00*
                                                                     --------------------      THROUGH
                                                                     8/31/02      8/31/01      8/31/00
                                                                     -------      -------      -------
Per share operating performance:
Net asset value, beginning of period                                   $1.00        $1.00        $1.00
                                                                       -----        -----        -----
Income from investment operations:
   Net investment income                                                0.01         0.03           --
     Less dividends from net investment income                          0.01         0.03           --
                                                                       -----        -----        -----
Net asset value, end of period                                         $1.00        $1.00        $1.00
                                                                       =====        =====        =====
Total Return                                                            1.00%        2.77%        0.28%(a)
Ratios/supplemental data:
   Net assets, end of period (millions)                                 $180         $--+         $--+
Ratios to average net assets:#
   Net expenses                                                         0.79%        0.90%        0.79%
   Net investment income                                                0.85%        2.57%        3.04%
   Expenses without waivers, reimbursements and earnings credits        0.90%     1560.21%!!      1.49%
   Net investment income without waivers, reimbursements
    and earnings credits                                                0.74%    (1556.74%)!!     2.34%
-------------------------------------------------------------------------------------------------------

   ^   Formerly Vista Shares.

   *   Commencement of offering of class of shares.

   (a) Not annualized.

   +   Amount rounds to less than one million.

   #   Short periods have been annualized.

   !! Due to the size of net assets and fixed expenses, ratios may appear disproportionate with other classes.


                       See notes to financial statements.

                                                                                    TAX FREE MONEY MARKET FUND
                                                                    -------------------------------------------------------------
                                                                                            MORGAN SHARES ^
                                                                    -------------------------------------------------------------
                                                                                              YEAR ENDED
                                                                    -------------------------------------------------------------
                                                                     8/31/02      8/31/01      8/31/00      8/31/99      8/31/98
                                                                    --------     --------     --------     --------     --------
Per share operating performance:
Net asset value, beginning of period                                   $1.00        $1.00        $1.00        $1.00        $1.00
                                                                       -----        -----        -----        -----        -----
Income from investment operations:
   Net investment income                                                0.01         0.03         0.03         0.03         0.03
     Less dividends from net investment income                          0.01         0.03         0.03         0.03         0.03
                                                                       -----        -----        -----        -----        -----
Net asset value, end of period                                         $1.00        $1.00        $1.00        $1.00        $1.00
                                                                       =====        =====        =====        =====        =====
Total Return                                                            1.21%        3.13%        3.37%        2.73%        3.10%
Ratios/supplemental data:
   Net assets, end of period (millions)                                 $903         $907         $895         $754         $733
Ratios to average net assets:
   Net expenses                                                         0.59%        0.59%        0.59%        0.59%        0.59%
   Net investment income                                                1.14%        3.09%        3.33%        2.68%        3.05%
   Expenses without waivers, reimbursements and earnings credits        0.69%        0.72%        0.75%        0.73%        0.72%
   Net investment income without waivers, reimbursements and
    earnings credits                                                    1.04%        2.96%        3.17%        2.54%        2.92%
---------------------------------------------------------------------------------------------------------------------------------
                                                                                    TAX FREE MONEY MARKET FUND
                                                                    -------------------------------------------------------------
                                                                                            PREMIER SHARES
                                                                    -------------------------------------------------------------
                                                                                              YEAR ENDED
                                                                    -------------------------------------------------------------
                                                                     8/31/02      8/31/01      8/31/00      8/31/99      8/31/98
                                                                    --------     --------     --------     --------     --------
Per share operating performance:
Net asset value, beginning of period                                   $1.00        $1.00        $1.00        $1.00        $1.00
                                                                       -----        -----        -----        -----        -----
Income from investment operations:
   Net investment income                                                0.01         0.03         0.03         0.03         0.03
     Less dividends from net investment income                          0.01         0.03         0.03         0.03         0.03
                                                                       -----        -----        -----        -----        -----
Net asset value, end of period                                         $1.00        $1.00        $1.00        $1.00        $1.00
                                                                       =====        =====        =====        =====        =====
Total Return                                                            1.35%        3.21%        3.41%        2.78%        3.17%
Ratios/supplemental data:
   Net assets, end of period (millions)                               $3,066         $116         $120         $130         $133
Ratios to average net assets:
   Net expenses                                                         0.45%        0.51%        0.55%        0.54%        0.53%
   Net investment income                                                1.25%        3.17%        3.40%        2.74%        3.10%
   Expenses without waivers, reimbursements and earnings credits        0.48%        0.53%        0.59%        0.56%        0.53%
   Net investment income without waivers, reimbursements and
    earnings credits                                                    1.22%        3.15%        3.26%        2.72%        3.10%
---------------------------------------------------------------------------------------------------------------------------------

   ^  Formerly Vista Shares


                       See notes to financial statements.

                                                                           TAX FREE MONEY MARKET FUND
                                                         ----------------------------------------------------------------
                                                                                                            INSTITUTIONAL
                                                                       AGENCY SHARES @                          SHARES
                                                         ------------------------------------------------   -------------
                                                                         YEAR ENDED                            9/10/01*
                                                         ------------------------------------------------      THROUGH
                                                          8/31/02   8/31/01   8/31/00   8/31/99   8/31/98      8/31/02
                                                         --------  --------  --------  --------  --------     --------
Per share operating performance:
Net asset value, beginning of period                        $1.00     $1.00     $1.00     $1.00     $1.00        $1.00
                                                            -----     -----     -----     -----     -----        -----
Income from investment operations:
   Net investment income                                     0.02      0.03      0.04      0.03      0.03         0.02
     Less dividends from net investment income               0.02      0.03      0.04      0.03      0.03         0.02
                                                            -----     -----     -----     -----     -----        -----
Net asset value, end of period                              $1.00     $1.00     $1.00     $1.00     $1.00        $1.00
                                                            =====     =====     =====     =====     =====        =====
Total Return                                                 1.54%     3.47%     3.71%     3.07%     3.45%        1.54%(a)
Ratios/supplemental data:
   Net assets, end of period (millions)                    $1,091      $921      $640      $476      $410       $3,891
Ratios to average net assets:#
   Net expenses                                              0.26%     0.26%     0.26%     0.26%     0.26%        0.20%
   Net investment income                                     1.45%     3.42%     3.67%     3.01%     3.37%        1.46%
   Expenses without waivers, reimbursements and
    earnings credits                                         0.33%     0.36%     0.39%     0.35%     0.26%        0.33%
   Net investment income without waivers, reimbursements
    and earnings credits                                     1.38%     3.32%     3.54%     2.92%     3.37%        1.33%
-------------------------------------------------------------------------------------------------------------------------

   @   Formerly Institutional Shares.

   *   Commencement of offering of class of shares.

   (a) Not annualized.

   #   Short periods have been annualized.


                       See notes to financial statements.

                                                                                 LIQUID ASSETS MONEY MARKET FUND
                                                                    --------------------------------------------------------
                                                                       MORGAN      PREMIER       AGENCY     INSTITUTIONAL
                                                                       SHARES       SHARES       SHARES            SHARES
                                                                    ---------    ---------    ---------        ----------
                                                                      4/1/02**     4/1/02**     4/1/02**          4/1/02**
                                                                      THROUGH      THROUGH      THROUGH           THROUGH
                                                                      8/31/02      8/31/02      8/31/02           8/31/02
                                                                    ---------    ---------    ---------        ----------
Per share operating performance:
Net asset value, beginning of period                                    $1.00        $1.00        $1.00             $1.00
                                                                        -----        -----        -----             -----
Income from investment operations:
   Net investment income                                                 0.01         0.01         0.01              0.01
     Less dividends from net investment income                           0.01         0.01         0.01              0.01
                                                                        -----        -----        -----             -----
Net asset value, end of period                                          $1.00        $1.00        $1.00             $1.00
                                                                        =====        =====        =====             =====
Total Return                                                             0.64%(a)     0.70%(a)     0.78%(a)          0.81%(a)
Ratios/supplemental data:
   Net assets, end of period (millions)                                   $17          $26          $53            $1,119
Ratios to average net assets:#
   Net expenses                                                          0.45%        0.31%        0.13%             0.08%
   Net investment income                                                 1.51%        1.65%        1.82%             1.87%
   Expenses without waivers, reimbursements and earnings credits         0.83%        0.63%        0.44%             0.40%
   Net investment income without waivers, reimbursements and
    earnings credits                                                     1.13%        1.33%        1.51%             1.55%
----------------------------------------------------------------------------------------------------------------------------

   **  Commencement of operations.

   (a) Not annualized.

   #   Short periods have been annualized.


                       See notes to financial statements.

                                                                                              PRIME MONEY MARKET FUND
                                                                              ------------------------------------------------------
                                                                                        MORGAN SHARES ^
                                                                              ------------------------------------
                                                                                          YEAR ENDED                    10/1/98*
                                                                              ------------------------------------      THROUGH
                                                                              8/31/02       8/31/01       8/31/00       8/31/99
                                                                              -------       -------       -------       --------
Per share operating performance:
Net asset value, beginning of period                                            $1.00         $1.00         $1.00         $1.00
                                                                                -----         -----         -----         -----
   Income from investment operations:
    Net investment income                                                        0.02          0.05          0.06          0.04
     Less dividends from net investment income                                   0.02          0.05          0.06          0.04
                                                                                -----         -----         -----         -----
Net asset value, end of period                                                  $1.00         $1.00         $1.00         $1.00
                                                                                =====         =====         =====         =====
Total Return                                                                     1.71%         5.10%         5.65%         4.26%(a)
Ratios/supplemental data:
   Net assets, end of period (millions)                                        $7,552       $10,367        $1,475          $515
Ratios to average net assets:#
   Net expenses                                                                  0.58%         0.59%         0.59%         0.59%
   Net investment income                                                         1.72%         4.82%         5.53%         4.61%
   Expenses without waivers, reimbursements and earnings
    credits                                                                      0.61%         0.61%         0.61%         0.72%
   Net investment income without waivers, reimbursements
    and earnings credits                                                         1.69%         4.80%         5.51%         4.48%
------------------------------------------------------------------------------------------------------------------------------------

                                                                               PRIME MONEY MARKET FUND
                                                           ---------------------------------------------------------------------
                                                                                    PREMIER SHARES
                                                           ---------------------------------------------------------------------
                                                                                      YEAR ENDED
                                                           ---------------------------------------------------------------------
                                                            8/31/02       8/31/01       8/31/00       8/31/99       8/31/98
                                                           --------      --------      --------      --------      --------
Per share operating performance:
Net asset value, beginning of period                          $1.00         $1.00         $1.00         $1.00         $1.00
                                                              -----         -----         -----         -----         -----
   Income from investment operations:
    Net investment income                                      0.02          0.05          0.06          0.05          0.05
     Less dividends from net investment income                 0.02          0.05          0.06          0.05          0.05
                                                              -----         -----         -----         -----         -----
Net asset value, end of period                                $1.00         $1.00         $1.00         $1.00         $1.00
                                                              =====         =====         =====         =====         =====
Total Return                                                   1.85%         5.25%         5.81%         4.90%         5.44%
Ratios/supplemental data:
   Net assets, end of period (millions)                      $5,182        $2,153        $1,841        $1,094          $590
Ratios to average net assets:#
   Net expenses                                                0.44%         0.45%         0.45%         0.45%         0.45%
   Net investment income                                       1.80%         4.96%         5.67%         4.77%         5.29%
   Expenses without waivers, reimbursements and earnings
    credits                                                    0.47%         0.49%         0.49%         0.49%         0.51%
   Net investment income without waivers, reimbursements
    and earnings credits                                       1.77%         4.92%         5.63%         4.73%         5.23%
--------------------------------------------------------------------------------------------------------------------------------

   ^   Formerly Vista Shares.

   *   Commencement of offering of class of shares.

   (a) Not annualized.

   #   Short periods have been annualized.


                       See notes to financial statements.

                                                                                       PRIME MONEY MARKET FUND
                                                                   -----------------------------------------------------------------
                                                                                            AGENCY SHARES @
                                                                   -----------------------------------------------------------------
                                                                                               YEAR ENDED
                                                                   -----------------------------------------------------------------
                                                                    8/31/02       8/31/01       8/31/00       8/31/99       8/31/98
                                                                   --------      --------      --------      --------      --------
Per share operating performance:
Net asset value, beginning of period                                  $1.00         $1.00         $1.00         $1.00         $1.00
                                                                    -------       -------        ------        ------        ------
Income from investment operations:
   Net investment income                                               0.02          0.05          0.06          0.05          0.06
     Less dividends from net investment income                         0.02          0.05          0.06          0.05          0.06
                                                                    -------       -------        ------        ------        ------
Net asset value, end of period                                        $1.00         $1.00         $1.00         $1.00         $1.00
                                                                    =======       =======        ======        ======        ======
   Total Return                                                        2.05%         5.45%         6.01%         5.10%         5.65%
Ratios/supplemental data:
   Net assets, end of period (millions)                             $12,562       $16,676        $9,430        $8,161        $4,722
Ratios to average net assets:
   Net expenses                                                        0.25%         0.26%         0.26%         0.26%         0.24%
   Net investment income                                               2.08%         5.15%         5.86%         4.96%         5.50%
   Expenses without waivers, reimbursements and earnings credits       0.32%         0.33%         0.33%         0.33%         0.24%
   Net investment income without waivers, reimbursements and
    earnings credits                                                   2.01%         5.08%         5.79%         4.89%         5.50%
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       PRIME MONEY MARKET FUND
                                                                   -----------------------------------------------------------------
                                                                                            CLASS B SHARES
                                                                   -----------------------------------------------------------------
                                                                                               YEAR ENDED
                                                                   -----------------------------------------------------------------
                                                                    8/31/02       8/31/01       8/31/00       8/31/99       8/31/98
                                                                   --------      --------      --------      --------      --------
Per share operating performance:
Net asset value, beginning of period                                  $1.00         $1.00         $1.00         $1.00         $1.00
                                                                    -------       -------        ------        ------        ------
Income from investment operations:
   Net investment income                                               0.01          0.04          0.05          0.04          0.05
     Less dividends from net investment income                         0.01          0.04          0.05          0.04          0.05
                                                                    -------       -------        ------        ------        ------
Net asset value, end of period                                        $1.00         $1.00         $1.00         $1.00         $1.00
                                                                    =======       =======        ======        ======        ======
   Total Return                                                        1.05%         4.43%         4.97%         4.07%         4.60%
Ratios/supplemental data:
   Net assets, end of period (millions)                                 $13           $18           $11           $36           $29
Ratios to average net assets:
   Net expenses                                                        1.23%         1.24%         1.25%         1.25%         1.25%
   Net investment income                                               1.10%         4.17%         4.87%         4.00%         4.49%
   Expenses without waivers, reimbursements and earnings credits       1.26%         1.26%         1.27%         1.47%         1.50%
   Net investment income without waivers, reimbursements and
    earnings credits                                                   1.07%         4.15%         4.85%         3.78%         4.24%
------------------------------------------------------------------------------------------------------------------------------------

   @  Formerly Institutional Shares.


                        See notes to financial statements

                                                                       PRIME MONEY MARKET FUND
                                                 -------------------------------------------------------------------
                                                                                                       INSTITUTIONAL
                                                                  CLASS C SHARES                           SHARES
                                                 ------------------------------------------------        --------
                                                              YEAR ENDED                  5/14/98*        9/10/01*
                                                 --------------------------------------   THROUGH         THROUGH
                                                  8/31/02   8/31/01   8/31/00   8/31/99   8/31/98         8/31/02
                                                 --------  --------  --------  --------  --------        --------
Per share operating performance:
Net asset value, beginning of period                $1.00     $1.00     $1.00     $1.00     $1.00           $1.00
                                                    -----     -----     -----     -----     -----           -----
Income from investment operations:
   Net investment income                             0.01      0.04      0.05      0.04      0.01            0.02
     Less dividends from net investment income       0.01      0.04      0.05      0.04      0.01            0.02
                                                    -----     -----     -----     -----     -----           -----
Net asset value, end of period                      $1.00     $1.00     $1.00     $1.00     $1.00           $1.00
                                                    =====     =====     =====     =====     =====           =====
Total Return                                         1.05%     4.43%     4.95%     3.85%     1.29%(a)        2.02%(a)
Ratios/supplemental data:
   Net assets, end of period (millions)                $1      $--+      $--+        $1        $1         $21,881
Ratios to average net assets:#
   Net expenses                                      1.23%     1.24%     1.26%     1.45%     1.50%           0.19%
   Net investment income                             1.16%     4.17%     4.86%     3.75%     4.21%           2.06%
   Expenses without waivers, reimbursements and
    earnings credits                                 1.26%     1.26%     1.26%     1.45%     1.50%           0.32%
   Net investment income without waivers,
    reimbursements and earnings credits              1.13%     4.15%     4.86%     3.75%     4.21%           1.93%
--------------------------------------------------------------------------------------------------------------------
                                                                       PRIME MONEY MARKET FUND
                                                 -----------------------------------------------------------------
                                                                                                  CASH MANAGEMENT
                                                        RESERVE SHARES             SELECT SHARES      SHARES
                                                 ----------------------------        -------          -------
                                                      YEAR ENDED      7/31/00*       9/10/01*         9/10/01*
                                                 ------------------   THROUGH        THROUGH          THROUGH
                                                  8/31/02   8/31/01   8/31/00        8/31/02          8/31/02
                                                 --------  --------  --------       --------         --------
Per share operating performance:
Net asset value, beginning of period                $1.00     $1.00     $1.00          $1.00            $1.00

Income from investment operations:
   Net investment income                             0.02      0.05      0.01           0.02             0.01
     Less dividends from net investment income       0.02      0.05      0.01           0.02             0.01

Net asset value, end of period                      $1.00     $1.00     $1.00          $1.00            $1.00

Total Return                                         1.60%     4.88%     0.50%(a)       1.78%(a)         1.25%(a)
Ratios/supplemental data:
   Net assets, end of period (millions)              $393       $10      $--+         $1,064             $282
Ratios to average net assets:#
   Net expenses                                      0.68%     0.79%     0.79%          0.42%            0.96%
   Net investment income                             1.41%     4.62%     5.33%          1.83%            1.17%
   Expenses without waivers, reimbursements and
    earnings credits                                 0.72%     2.17%     1.45%          0.46%            0.99%
   Net investment income without waivers,
    reimbursements and earnings credits              1.37%     3.24%     4.67%          1.79%            1.14%
------------------------------------------------------------------------------------------------------------------

   *   Commencement of offering of class of shares.

   (a) Not annualized.

   +   Amount rounds to less than one million.

   #   Short periods have been annualized.


                       See notes to financial statements.

JPMORGAN FUNDS

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
Mutual Fund Trust:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan 100% U.S. Treasury Securities Money Market Fund, JPMorgan U.S. Government Money Market Fund, JPMorgan Treasury Plus Money Market Fund, JPMorgan Federal Money Market Fund, JPMorgan California Tax Free Money Market Fund, JPMorgan New York Tax Free Money Market Fund, JPMorgan Tax Free Money Market Fund, JPMorgan Liquid Assets Money Market Fund, and JPMorgan Prime Money Market Fund (separate portfolios of Mutual Fund Trust, hereafter referred to as the "Funds") at August 31, 2002, and the results of each of their operations for the year then ended (for JPMorgan Liquid Assets Money Market Fund, for the period from April 1, 2002 (commencement of operations) through August 31, 2002), the changes in each of their net assets for the two years in the period then ended (for JPMorgan Liquid Assets Money Market Fund, for the period from April 1, 2002 (commencement of operations) through August 31, 2002) and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereinafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which include confirmation of securities at August 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
October 18, 2002

JPMORGAN FUNDS
TRUSTEE AND OFFICER INFORMATION (UNAUDITED)

The following tables contain basic information regarding the Trustees and Officers, respectively, that oversee operations of the Trusts and other investment companies within the JPMorgan Funds complex.

 NAME, CONTACT ADDRESS     POSITIONS      TERM OF OFFICE  PRINCIPAL                  NUMBER OF PORT-      OTHER
 AND DATE OF BIRTH         HELD WITH      AND LENGTH OF   OCCUPATIONS                FOLIOS IN JPMORGAN   DIRECTORSHIPS
                           EACH           TIME SERVED     DURING PAST                FUND COMPLEX         HELD OUTSIDE
                           JPMORGAN                       5 YEARS                    OVERSEEN BY          JPMORGAN FUND
                           TRUST                                                     TRUSTEE              COMPLEX
----------------------------------------------------------------------------------------------------------------------------------
 NON-INTERESTED TRUSTEE(S)

 William J. Armstrong;     Trustee        Since 1994      Retired; Vice President    75                   None
 522 Fifth Avenue,                                        and Treasurer of
 New York, NY 10036;                                      Ingersoll Rand
 12/4/1941                                                Company

 Roland R. Eppley, Jr.;    Trustee        Since 1994      Retired                    75                   Trustee of
 522 Fifth Avenue,                                                                                        Janel Hydraulics, Inc.
 New York, NY 10036;
 4/1/1932

 Ann Maynard Gray;         Trustee        Since 2001      Formerly Vice              75                   Director of Duke Energy
 522 Fifth Avenue,                                        President, Capital                              Corporation, Elan
 New York, NY 10036;                                      Cities/ABC, Inc.;                               Corporation, plc and
 8/22/1945                                                President of Diversified                        The Phoenix Companies
                                                          Publishing Group

 Matthew Healey;           Trustee and    Since 2001      Retired; Chief             75                   None
 522 Fifth Avenue,         President of                   Executive Officer of
 New York, NY 10036;       the Board of                   certain J.P. Morgan
 8/23/1937                 Trustees                       Fund Trusts

 Fergus Reid, III;         Trustee and    Since 1994      Chairman and Chief         75                   Trustee of Morgan
 522 Fifth Avenue,         Chairman                       Executive Officer,                              Stanley Funds
 New York, NY 10036;       of the                         Lumelite Corporation
 8/12/1932                 Board of
                           Trustees

 James J. Schonbachler;    Trustee        Since 2001      Retired; Managing          75                   Director of Jonathans
 522 Fifth Avenue,                                        Director of Bankers                             Landing Golf Club, Inc.
 New York,NY 10036;                                       Trust Company, Group
 1/26/1943                                                Head and Director,
                                                          Bankers Trust, A.G.,
                                                          Zurich and Director, BT
                                                          Brokerage Corp.

 Robert J. Higgins;        Trustee        Since 2002      Retired; President of      75                   Director of Providian
 522 Fifth Avenue,                                        Fleet Boston Financial                          Financial Corp., Lincoln
 New York,NY 10036;                                       Corp.                                           Center for Performing
 10/9/1945                                                                                                Arts and Rhode Island
                                                                                                          School of Design

 INTERESTED TRUSTEE(S)

 Leonard M. Spalding*      Trustee        Since 1998      Retired; Chief             75                   Director of Greenview
 522 Fifth Avenue,                                        Executive Officer of                            Trust Co.
 New York, NY 10036;                                      Chase Mutual Funds;
 7/20/1935                                                President and Chief
                                                          Executive Officer of
                                                          Vista Capital
                                                          Management; Chief
                                                          Investment Executive
                                                          of the Chase Manhattan
                                                          Private Bank

* Mr. Spalding is deemed to be an "interested person" due to his ownership of equity securities of J.P. Morgan Chase & Co.

NAME, CONTACT ADDRESS     POSITIONS HELD      TERM OF OFFICE     PRINCIPAL OCCUPATIONS
AND DATE OF BIRTH         WITH EACH           AND LENGTH OF      DURING PAST 5 YEARS
                          JPMORGAN TRUST      TIME SERVED
----------------------------------------------------------------------------------------------------------------------------------
George Gatch;             President           Since 2001         Managing Director, J.P. Morgan Investment
522 Fifth Avenue,                                                Management, Inc. ("JPMIM") and J.P. Morgan
New York, NY 10036;                                              Fleming Asset Management (USA) Inc.
12/21/1962                                                       ("JPMFAM (USA)") and head of JPMorgan
                                                                 Fleming's U.S. Mutual Funds and Financial
                                                                 Intermediaries Business ("FFI")

David Wezdenko;           Treasurer           Since 2001         Managing Director, JPMIM and JPMFAM
522 Fifth Avenue,                                                (USA) and Chief Operating Officer for FFI
New York, NY 10036;
10/2/1963

Sharon Weinberg;          Secretary           Since 2001         Managing Director, JPMIM and JPMFAM
522 Fifth Avenue,                                                (USA) and head of Business and Product
New York,NY 10036;                                               Strategy for FFI
6/15/1959

Michael Moran;            Vice President      Since 2001         Vice President, JPMIM and JPMFAM (USA)
522 Fifth Avenue,         and Assistant                          and Chief Financial Officer for FFI
New York, NY 10036;       Treasurer
7/14/1969

Stephen Ungerman;         Vice President      Since 2001         Vice President, JPMIM and JPMFAM
522 Fifth Avenue,         and Assistant                          (USA) and Head of the Fund Service Group
New York, NY 10036;       Treasurer                              within Fund Administration, formerly Tax
6/2/1953                                                         Director and Co-head of Fund
                                                                 Administration, Prudential Insurance Co. and
                                                                 formerly Assistant Treasurer of mutual
                                                                 funds, Prudential Insurance Co.

Judy R. Bartlett;         Vice President      Since 2001         Vice President and Assistant General
522 Fifth Avenue,         and Assistant                          Counsel, JPMIM and JPMFAM (USA),
New York, NY 10036;       Secretary                              formerly attorney and Assistant Secretary,
5/29/1965                                                        Mainstay Funds and associate at law firm of
                                                                 Willkie, Farr & Gallagher

Joseph J. Bertini;        Vice President      Since 2001         Vice President and Assistant General
522 Fifth Avenue,         and Assistant                          Counsel, JPMIM and JPMFAM (USA) and
New York, NY 10036;       Secretary                              formerly attorney in the Mutual Fund Group,
11/4/1965                                                        SunAmerica Asset Management, Inc.

Thomas J. Smith;          Vice President      Since 2002         Vice President and Head of Compliance,
522 Fifth Avenue,         and Assistant                          J.P. Morgan Chase & Cos. asset management
New York, NY 10036;       Secretary                              business in the Americas, formerly member
6/24/1955                                                        of Investment Management - Risk
                                                                 Management/Compliance Group for the
                                                                 Chase Manhattan Corporation

Additional information concerning the Trustees is contained in the Statement of Additional Information and is available without charge by calling
1-800-348-4782.

TAX LETTER (UNAUDITED)

JPMORGAN 100% U.S. TREASURY SECURITIES MONEY MARKET FUND ("USTS")

JPMORGAN U.S. GOVERNMENT MONEY MARKET FUND ("USG")

JPMORGAN TREASURY PLUS MONEY MARKET FUND ("TP")

JPMORGAN FEDERAL MONEY MARKET FUND ("FED")

JPMORGAN CALIFORNIA TAX FREE MONEY MARKET FUND ("CTF")

JPMORGAN NEW YORK TAX FREE MONEY MARKET FUND ("NYTF")

JPMORGAN TAX FREE MONEY MARKET FUND ("TF")

JPMORGAN LIQUID ASSETS MONEY MARKET FUND ("LA")

JPMORGAN PRIME MONEY MARKET FUND ("PRM")

Certain tax information regarding the JPMorgan Mutual Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended August 31, 2002. The information and distributions reported in this letter may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2002. The information necessary to complete your income tax returns for the calendar year ending December 31, 2002 will be received under separate cover.

The following schedule presents the source and percentage of income from government obligations for the fiscal year ended August 31, 2002.

                                       USTS          USG           TP              FED          PRM
-----------------------------------------------------------------------------------------------------
U.S. Treasury Obligations             99.89%         4.24%       61.29%           13.90%         --
Federal Farm Credit Bank                 --          6.05%          --            27.20%         --
Federal Home Loan Bank                   --         10.74%          --            41.33%       0.27%
Student Loan Marketing Association       --          4.97%          --            11.23%         --
Tennessee Valley Authority               --          0.31%          --             5.78%         --
Federal Home Loan Mortgage               --         20.46%          --             0.06%       0.34%
Federal National Mortgage Association    --         31.17%          --             0.32%       1.25%

Also, for the fiscal year ended August 31, 2002:

- The dividends paid from net investment income are 99.71%, 99.83% and 99.69% exempt from Federal income tax for CTF, NYTF and TF, respectively.

- For shareholders who are subject to the Alternative Minimum Tax, the percentage of income from private activity bonds issued after August 7, 1986, which may be considered a tax preference item, was 24.11%, 8.17% and 11.95% for CTF, NYTF and TF, respectively.

JPMORGAN FUNDS

U.S. EQUITY FUNDS
Balanced Fund
Capital Growth Fund
Core Equity Fund
Disciplined Equity Fund
Disciplined Equity Value Fund
Diversified Fund
Dynamic Small Cap Fund
Equity Growth Fund
Equity Income Fund
Growth and Income Fund
Mid Cap Growth Fund
Mid Cap Value Fund
Small Cap Equity Fund
Small Cap Growth Fund
SmartIndex(TM) Fund
U.S. Equity Fund
U.S. Small Company Fund
U.S. Small Company Opportunities Fund
Value Opportunities Fund

SELECT FUNDS
Select Balanced Fund
Select Equity Income Fund
Select International Equity Fund
Select Large Cap Equity Fund
Select Large Cap Growth Fund
Select Mid Cap Equity Fund
Select Small Cap Equity Fund

TAX AWARE FUNDS
Fleming Tax Aware International Opportunities Fund
Tax Aware Disciplined Equity Fund
Tax Aware Enhanced Income Fund
Tax Aware Small Company Opportunities Fund
Tax Aware U.S. Equity Fund

SPECIALTY FUNDS
Focus Fund
Global 50 Fund
Global Healthcare Fund
H&Q Technology Fund
Market Neutral Fund

INTERNATIONAL EQUITY FUNDS
Fleming Emerging Markets Equity Fund
Fleming European Fund
Fleming International Growth Fund
Fleming International Value Fund
Fleming International Opportunities Fund
Fleming Japan Fund
Fleming Asia Equity Fund


INCOME FUNDS
Bond Fund
Bond Fund II
Enhanced Income Fund
Fleming Emerging Markets Debt Fund
Global Strategic Income Fund
Intermediate Bond Fund
Short Term Bond Fund
Short-Term Bond Fund II
Strategic Income Fund
U.S. Treasury Income Fund

TAX FREE FUNDS
California Bond Fund
Intermediate Tax Free Income Fund
New Jersey Tax Free Income Fund
New York Intermediate Tax Free Income Fund
Tax Free Income Fund

MONEY MARKET FUNDS
100% U.S. Treasury Securities Money Market Fund
California Tax Free Money Market Fund
Federal Money Market Fund
Liquid Assets Money Market Fund
New York Tax Free Money Market Fund
Prime Money Market Fund
Tax Free Money Market Fund
Treasury Plus Money Market Fund
U.S. Government Money Market Fund

ANNUAL REPORT

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc., which is unaffiliated with the JPMorgan Chase Bank. JPMorgan Chase and its respective affiliates receive compensation from JPMorgan Funds for providing services to the Funds.

This report is submitted for the general information of the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by a prospectus.

To obtain a prospectus for any of the JPMorgan Funds, call 1-800-348-4782. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

                        JPMorgan Funds Fulfillment Center
                                393 Manley Street
                         West Bridgewater, Ma 02379-1039

       (C)J.P. Morgan Chase & Co., 2002 All Rights Reserved. October 2002

                                                                       AN-MM-802